      As filed with the Securities and Exchange Commission on June 17, 1997
                        Registration No. 2-79285/811-3567

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /x/



                         POST-EFFECTIVE AMENDMENT NO. 40

                                       and
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /x/



                                AMENDMENT NO. 41

                               THE ARCH FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (800) 551-3731

                          W. BRUCE MCCONNEL, III, Esq.
                           Drinker Biddle & Reath LLP
                    1100 Philadelphia National Bank Building
                              1345 Chestnut Street
                      Philadelphia, Pennsylvania 19107-3496
                     (Name and Address of Agent for Service)

                                    Copy to:
                              Jon W. Bilstrom, Esq.
                        Mercantile Bank of St. Louis N.A.
                              One Mercantile Center
                           8th and Washington Streets
                               St. Louis, MO 63101

It is proposed that this filing will become effective (check appropriate box)

      / / immediately upon filing pursuant to paragraph (b)
      / / on (date) pursuant to paragraph (b)
      / / 60 days after filing pursuant to paragraph (a)(1)
      / / on (date) pursuant to paragraph (a)(1)
      /x/ 75 days after filing pursuant to paragraph (a)(2)
      / / on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of shares under the Securities Act of 1933. Registrant filed a Rule 24f-2 Notice for the fiscal year ended November 30, 1996 on January 28, 1997. Registrant continues its election to register an indefinite number of shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

      THIS POST-EFFECTIVE AMENDMENT IS BEING FILED SOLELY IN ORDER TO REGISTER SHARES OF TWO NEW INVESTMENT PORTFOLIOS, I.E., THE SMALL CAP EQUITY INDEX PORTFOLIO AND THE GROWTH EQUITY PORTFOLIO. ACCORDINGLY, THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR THE TREASURY MONEY MARKET PORTFOLIO, MONEY MARKET PORTFOLIO, TAX-EXEMPT MONEY MARKET PORTFOLIO, U.S. GOVERNMENT SECURITIES PORTFOLIO, INTERMEDIATE CORPORATE BOND PORTFOLIO, BOND INDEX PORTFOLIO, GOVERNMENT & CORPORATE BOND PORTFOLIO, SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO, MISSOURI TAX-EXEMPT BOND PORTFOLIO, NATIONAL MUNICIPAL BOND PORTFOLIO, EQUITY INCOME PORTFOLIO, EQUITY INDEX PORTFOLIO, GROWTH & INCOME EQUITY PORTFOLIO, SMALL CAP EQUITY PORTFOLIO, INTERNATIONAL EQUITY PORTFOLIO, BALANCED PORTFOLIO AND KANSAS TAX-EXEMPT BOND PORTFOLIO ARE NOT INCLUDED IN THIS FILING.

                              CROSS REFERENCE SHEET
                                 (Trust Shares)

                    The ARCH Small Cap Equity Index Portfolio



Form N-1A Part A Item
---------------------
                                                   Prospectus Caption
                                                   ------------------

1.    Cover Page.................................  Cover Page

2.    Synopsis...................................  Expense Summary
                                                   for Trust Shares

3.    Condensed Financial
        Information..............................  Yields and Total
                                                   Returns

4.    General Description
        of Registrant............................  Highlights; Investment
                                                   Objectives, Policies and
                                                   Risk Considerations;
                                                   Other Information Concerning
                                                   the Fund and Its Shares

5.    Management of the Fund.....................  Management of the Fund

5A.   Management's Discussion of
        Fund Performance.........................  Inapplicable

6.    Capital Stock and
        Other Securities.........................  How to Purchase and
                                                   Redeem Shares; Dividends
                                                   and Distributions;
                                                   Taxes; Other Information
                                                   Concerning the Fund
                                                   and Its Shares

7.    Purchase of Securities
        Being Offered............................  How to Purchase and
                                                   Redeem Shares

8.    Redemption or Repurchase...................  How to Purchase and
                                                   Redeem Shares

9.    Pending Legal Proceedings..................  Inapplicable

                                 THE ARCH FAMILY
                                 OF MUTUAL FUNDS

                                  TRUST SHARES


                        SMALL CAP EQUITY INDEX PORTFOLIO















                         PROSPECTUS DATED _______, 1997

                                TABLE OF CONTENTS

                                                                        PAGE

Highlights............................................................    3
Certain Financial Information.........................................    5
Expense Summary for Trust Shares......................................    6
Investment Objective, Policies and Risk
  Considerations......................................................    7
Investment Limitations................................................   16
Pricing of Shares.....................................................   17
How to Purchase and Redeem Shares.....................................   18
      Purchase of Shares..............................................   18
      Exchange Privilege..............................................   19
      Redemption of Shares............................................   20
      Other Exchange or Redemption Information........................   21
Yields and Total Returns..............................................   22
Dividends and Distributions...........................................   23
Taxes ................................................................   24
Management of the Fund................................................   26
Other Information Concerning the Fund and its Shares..................   30
      Miscellaneous...................................................   32

                             THE ARCH FUND(R), INC.

                    THE ARCH SMALL CAP EQUITY INDEX PORTFOLIO


                                  TRUST SHARES


    The ARCH Fund, Inc. is an open-end management investment company that currently offers Shares in eighteen investment portfolios. This Prospectus describes the Trust Shares of the ARCH SMALL CAP EQUITY INDEX PORTFOLIO (the "Portfolio"). Trust Shares are offered to financial institutions acting on their own behalf or on behalf of certain qualified accounts.

    The Portfolio uses a strategy called "indexing," which means that it seeks to provide investment results that, before deduction of operating expenses, approximate the price and yield performance of a particular set of securities or market segment. The Portfolio's market segment is U.S. common stocks with smaller stock market capitalizations as represented by the Standard & Poor's Small Capitalization Stock Index (the "S&P SmallCap 600").

    Mississippi Valley Advisors Inc. ("MVA" or the "Adviser"), a wholly-owned subsidiary of Mercantile Bank National Association ("Mercantile"), acts as investment adviser for the Portfolio; Mercantile serves as custodian; BISYS Fund Services Ohio, Inc. (the "Administrator") serves as administrator; and BISYS Fund Services (the "Distributor") serves as sponsor and distributor.

    This Prospectus sets forth concisely certain information about the Portfolio that prospective investors should know before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Portfolio, contained in a Statement of Additional Information dated _______________, 1997, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this Prospectus. An investor may obtain the Statement of Additional Information without charge by writing the Fund at P.O. Box 78069, St. Louis, Missouri 63178 or by calling 1-800-452-4015.

    Portfolio Shares are not bank deposits, are not federally insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency, and are not the obligations of or guaranteed or otherwise supported by any bank. An investment in the Portfolio involves investment risk, including possible loss of principal.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               _____________, 1997

                                   HIGHLIGHTS

    The ARCH Fund, Inc. (the "Fund") is an open-end management investment company (commonly known as a mutual fund) registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers investment opportunities in eighteen investment portfolios. This Prospectus relates to one of those portfolios: the ARCH SMALL CAP EQUITY INDEX PORTFOLIO (the "Portfolio"). In addition, the Fund offers investment opportunities in the ARCH Treasury Money Market, Money Market, Tax-Exempt Money Market, U.S. Government Securities, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond, Short- Intermediate Municipal, Missouri Tax-Exempt Bond, National Municipal Bond, Equity Income, Equity Index, Growth & Income Equity, Growth Equity, Small Cap Equity, International Equity and Balanced Portfolios, which are described in separate Prospectuses. The Portfolio represents a separate pool of assets with a different investment objective and different policies than the Fund's other portfolios (as described below under "Investment Objective, Policies and Risk Considerations"). MVA serves as adviser, Mercantile as custodian, BISYS Fund Services Ohio, Inc. as administrator, and BISYS Fund Services as sponsor and distributor. For information on expenses, fee waivers and services, see "Certain Financial Information" and "Management of the Fund."

    The following information generally describes the Portfolio and its investment objective. There can be no assurance that the Portfolio will be able to achieve its investment objective.

    The Small Cap Equity Index Portfolio is designed for investors who are willing to accept the risks associated with an investment in equity securities, and who seek investment results that, before deduction for operating expenses, approximate the price and yield performance of U.S. common stocks with smaller stock market capitalizations, as represented by the S&P SmallCap 600.

    Investors should note that the Portfolio may, subject to its investment policies and limitations, enter into repurchase agreements and reverse repurchase agreements, make securities loans, invest in options and futures and index-based depository receipts, and make limited investments in illiquid securities and securities issued by other investment companies. These investment practices involve investment risks of varying degrees. For example, default by a counterparty to a repurchase agreement or securities lending transaction could expose the Portfolio to loss because of adverse market action or possible delay in disposing of the underlying collateral. Reverse repurchase agreements are subject to the risk that the market value of the securities sold by the Portfolio will decline below the repurchase price which the Portfolio is obligated to pay.

Purchasing options is a specialized investment technique which entails a substantial risk of loss of amounts paid as premiums to option writers. There is no assurance that a liquid market will exist for a particular futures contract at any particular time. See "Investment Objective, Policies and Risk Considerations" below and the Statement of Additional Information under "Investment Objective and Policies."

    The Fund offers investors the opportunity to invest in a variety of professionally managed investments without having to become involved with detailed management, accounting and safekeeping procedures normally related to direct investments in securities. The Fund also offers the availability of a family of eighteen mutual funds should your investment goals change.

    This Prospectus describes the Trust Shares of the Portfolio. For information on purchasing, exchanging or redeeming Trust Shares of this Portfolio, please see "How to Purchase and Redeem Shares" below.

                          CERTAIN FINANCIAL INFORMATION

    Shares of the Portfolio have been classified into three classes of Shares -- Trust Shares, Institutional Shares and Investor A Shares. Shares of each class in the Portfolio represent equal, pro rata interests in the investments held by the Portfolio and are identical in all respects, except that Shares of each class bear separate distribution and/or shareholder administrative servicing fees and certain other operating expenses, and enjoy certain exclusive voting rights on matters relating to these fees. See "Other Information Concerning the Fund and Its Shares," "Management of the Fund -- Administrative Services Plan" and "Management of the Fund -- Custodian and Transfer Agent" below. As a result of payments for distribution and/or shareholder administrative servicing fees and certain other operating expenses that may be made in differing amounts, the net investment income of Trust Shares, Institutional Shares and Investor A Shares in the Portfolio can be expected, at any given time, to be different.

                               EXPENSE SUMMARY FOR
                                  TRUST SHARES



                                                  SMALL CAP
                                                   EQUITY
                                                    INDEX
                                                  PORTFOLIO
                                                  ---------
ANNUAL PORTFOLIO OPERATING
 EXPENSES
 (as a percentage of average
 net assets)
 Investment Advisory Fees (net
   of fee waivers)(1).................                .00%

12b-1 Fees..........................                  .00%

 Other Expenses (including
   administration fees,
   administrative services fees
   and other expenses) (net
   of fee waivers and expense
   reimbursements)(2,3)...............                .40%
                                                     -----
TOTAL PORTFOLIO OPERATING
   EXPENSES (net of fee waivers
   and expense reimbursements)3.....                  .40%
                                                     =====



(1)   Without fee waivers, advisory fees would be .40%.
(2) Administrative services fees are payable at an annual rate not to exceed .30%. Without fee waivers, administration fees would be .20%.


(3) Without fee waivers and expense reimbursements, Other Expenses would be .80% and Total Portfolio Operating Expenses would be 1.20%. Such fee waivers and expense reimbursements are expected to continue during the current fiscal year.

EXAMPLE                                   1 YEAR            3 YEARS
                                          ------            -------
You would pay the following
  expenses on a $1,000 investment,
  assuming (1) a 5% annual return
  and (2) redemption at the end of
  each period:

 Small Cap Equity Index Portfolio..       $4                $13


----------

      THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. THE PORTFOLIO IS NEW AND ACTUAL EXPENSES AND RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN. Information about the actual performance of the Portfolio will be contained in the Fund's future Annual Reports to Shareholders, which may be obtained without charge when they become available by contacting the Fund at the address or telephone number provided on page 1 of this Prospectus.

      The purpose of the foregoing table is to assist in understanding the various costs and expenses that an investor in the Portfolio's Trust Shares will bear directly or indirectly. The table reflects the expenses which the Portfolio expects to incur during the next twelve months on its Trust Shares. For more complete descriptions of the various costs and expenses, see "Management of the Fund" in this Prospectus and the Statement of Additional Information. The table and example have not been audited by the Fund's independent auditors and do not reflect any charges that may be imposed by financial institutions on their customers.


            INVESTMENT OBJECTIVE, POLICIES AND RISK CONSIDERATIONS


      The Small Cap Equity Index Portfolio seeks to provide investment results that, before deduction of operating expenses, approximate the price and yield performance of U.S. common stocks with smaller stock market capitalizations as represented by the S&P SmallCap 600.

      Although management will use its best efforts to achieve the investment objective of the Portfolio, there can be no assurance that it will be able to do so. The investment objective of the Portfolio may be changed by the Fund's Board of Directors without shareholder approval. However, shareholders will be given at least 30 days' written notice before any such change occurs. Except as noted below under "Investment Limitations," the

Portfolio's investment policies also may be changed by the Fund's Board of Directors without shareholder approval.

THE INDEXING APPROACH

      The Portfolio is not managed in a traditional sense, that is, by making discretionary judgments based on analysis of economic, financial and market conditions. Instead, the Portfolio uses an investment strategy called "indexing", whereby it seeks to approximate the investment performance of the market segment comprised of U.S. common stocks with smaller stock market capitalizations as represented by the S&P SmallCap 600, through the use of sophisticated computer models to determine which stocks should be purchased or sold, while keeping transaction and administrative costs to a minimum. The Portfolio will invest substantially all but no less than 80% of its total assets in securities listed on the S&P SmallCap 600. The Adviser generally selects securities for the Portfolio on the basis of their weightings in the S&P SmallCap 600. The Portfolio will only purchase a common stock that is included in the S&P SmallCap 600 at the time of such purchase. With respect to the remaining portion of its total assets, the Portfolio has the ability to hold temporary cash balances which may be invested in U.S. Government obligations and money market instruments. If appropriate, the Portfolio may use options, futures contracts and depository receipts to hedge its positions or for other permissible purposes. The Portfolio also may enter into repurchase and reverse repurchase agreements and lend its portfolio securities.

      While there can be no guarantee that the Portfolio's investment results will precisely match the results of the S&P SmallCap 600, the Adviser believes that, before deduction of operating expenses, there will be a very high correlation between the returns generated by the Portfolio and the S&P SmallCap
600. The Portfolio will attempt to achieve a correlation between its performance and the S&P SmallCap 600 of at least 0.95 before deduction of operating expenses. A correlation of 1.00 would indicate a perfect correlation, which would be achieved when the Portfolio's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the S&P SmallCap 600. The Portfolio's ability to correlate its performance with the S&P SmallCap 600, however, may be affected by, among other things, transaction costs, changes in securities markets, the manner in which Standard & Poor's Ratings Group ("S&P") calculates the S&P SmallCap 600, and the timing of purchases and redemptions. The Adviser monitors the correlation of the performance of the Portfolio in relation to the S&P SmallCap 600 under the supervision of the Board of Directors. In the unlikely event that a high correlation is not achieved, the Board of Directors will take appropriate steps to address the reason for the lower correlation.

      THE INCLUSION OF A COMMON STOCK IN THE S&P SMALLCAP 600 IN NO WAY IMPLIES AN OPINION BY S&P AS TO ITS ATTRACTIVENESS AS AN INVESTMENT. S&P IS NOT A SPONSOR OF, OR IN ANY WAY AFFILIATED WITH, THE PORTFOLIO.

      The Adviser believes that the indexing approach should involve less portfolio turnover, and thus lower brokerage costs, transfer taxes and operating expenses, than in more traditionally managed funds, although there is no assurance that this will be the case. Ordinarily, the Portfolio will buy or sell common stocks only to reflect changes in the S&P SmallCap 600 (including mergers or changes in the composition of the S&P SmallCap 600) or to accommodate cash flows into and out of the Portfolio. The costs and other expenses incurred in securities transactions, apart from any difference between the investment results of the Portfolio and that of the S&P SmallCap 600, may cause the return of the Portfolio to be lower than the return of the S&P SmallCap 600. The Portfolio may invest in less than all of the common stocks included in the S&P SmallCap 600, which may result in a return that does not correspond with that of the S&P SmallCap 600, after taking expenses into account.

THE S&P SMALLCAP 600

      The S&P SmallCap 600 is composed of approximately 600 common stocks. These companies are chosen to be a part of the S&P SmallCap 600 based upon their market size, liquidity and industry group representation. As of January 31, 1997, stocks in the S&P SmallCap 600 had a market capitalization of between $45.5 million and $2.7 billion. To be included in the S&P SmallCap 600, stock selections are also screened by S&P for trading volume, ownership concentration, share price and bid/ask spreads. Normally, the Portfolio will hold all 600 stocks in the S&P SmallCap 600 and will hold each stock in approximately the same percentage as that stock represents in the S&P SmallCap 600. Under certain circumstances, the Portfolio may not hold all 600 stocks in the S&P SmallCap 600, for example because of changes in the S&P SmallCap 600, or as a result of shareholder activity in the Portfolio. The Portfolio will rebalance its holdings periodically to reflect changes in the S&P SmallCap 600. "Market capitalization" for a company is the market price per share of stock multiplied by the number of shares outstanding. The Adviser believes that the S&P SmallCap 600 is an appropriate benchmark for the Portfolio because it represents a diversified array of small capitalization companies, it is familiar to many investors and it is widely accepted as a reference for small capitalization common stock investments.

OTHER APPLICABLE POLICIES

      Investment methods described in this Prospectus are among those which the Portfolio has the power to utilize. Some may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.

      U.S. GOVERNMENT OBLIGATIONS. Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns Shares of the Portfolio. Examples of the types of U.S. Government obligations that may be held by the Portfolio include, in addition to U.S. Treasury bonds, notes and bills, the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export- Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Resolution Trust Corporation, and Maritime Administration. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. There is no assurance that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

      MONEY MARKET INSTRUMENTS. Under certain circumstances described above, the Portfolio may purchase "money market instruments," including commercial paper and bank obligations.

      Investment by the Portfolio in commercial paper will consist of issues that are rated at the time of purchase in one of the two highest rating categories assigned by S&P, Moody's Investors Service, Inc. or another nationally recognized statistical rating organization (each a "Rating Agency") or, if unrated, deemed to be of comparable quality by the Adviser at the time of purchase. Commercial paper may include variable and floating rate instruments. See "Other Applicable Policies -- Variable and Floating Rate Instruments" below.

      Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits of U.S. or foreign banks, having total assets at the time of purchase in excess of $1 billion. Although the Portfolio may invest in obligations of foreign banks or foreign branches of U.S. banks only when the Adviser determines that the instrument presents minimal credit risks, such investments nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks. Foreign banks and foreign branches of U.S. banks are subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of foreign banks or foreign branches of U.S. banks will not exceed 25% of the Portfolio's total assets at the time of purchase.

      REPURCHASE AGREEMENTS. The Portfolio may agree to purchase U.S. Government securities from financial institutions such as banks and broker-dealers, subject to the seller's agreement to repurchase them at a mutually agreed-upon date and price ("repurchase agreements"). The Portfolio will enter into repurchase agreements only with financial institutions such as banks and broker-dealers that the Adviser believes to be creditworthy. During the term of any repurchase agreement, the Adviser will continue to monitor the creditworthiness of the seller and will require the seller to maintain the value of the securities subject to the agreement at not less than 102% of the repurchase price (including accrued interest). Default by a seller could expose the Portfolio to possible loss because of adverse market action or possible delay in disposing of the underlying obligations. Because of the seller's repurchase obligations, the securities subject to repurchase agreements do not have maturity limitations. Although the Portfolio presently does not intend to enter into repurchase agreements providing for settlement in more than seven days, the Portfolio has the authority to do so subject to its limitation on the purchase of illiquid securities described below. Repurchase agreements are considered to be loans under the 1940 Act.

      REVERSE REPURCHASE AGREEMENTS. Subject to the investment limitations set forth below, the Portfolio may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Portfolio would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase them at an agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price which the Portfolio is obligated to pay. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

      SECURITIES LENDING. To increase return or offset expenses, the Portfolio may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash or liquid securities. The collateral must be valued daily, and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Portfolio. By lending its securities, the Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when liquid securities are used as collateral. In accordance with current Securities and Exchange Commission ("SEC") policies, the Portfolio is currently limiting its securities lending to 33-1/3% of its aggregate net assets. Loans are subject to termination by the Portfolio or the borrower at any time.

      OPTIONS. The Portfolio may purchase put and call options listed on a national securities exchange and issued by the Options Clearing Corporation in an amount not exceeding 10% of its net assets. Such options may relate to particular securities or to various stock indexes (which, in the case of the Portfolio, would be limited to the S&P SmallCap 600). Purchasing options is a specialized investment technique which entails a substantial risk of a complete loss of the amounts paid as premiums to the option writer. Such transactions will be entered into only as a hedge against fluctuations in the value of securities which the Portfolio holds or intends to purchase.

      The Portfolio may also write covered call options. A covered call option provides the holder with an option to acquire a security that a Portfolio owns or has the right to acquire during the option period. Such options will be listed on a national securities exchange and issued by the Options Clearing Corporation.

      The aggregate value of the securities subject to covered call options written by the Portfolio will not exceed 25% of the value of its net assets. In order to close out an option position, the Portfolio may enter into a "closing purchase transaction" -- the purchase of a covered call option on the same security with the same exercise price and expiration date as the option which the Portfolio previously wrote. By writing a covered call option, the Portfolio forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit and it is not able to sell the underlying security until the option expires, is exercised, or the Portfolio effects a closing purchase transaction by purchasing an option of the same series. The use of covered call options will not be a primary investment technique of the Portfolio. For additional information relating to option trading practices, including particular risks, see the Statement of Additional Information.

      FUTURES CONTRACTS AND RELATED OPTIONS. The Portfolio may invest in futures contracts and options on futures contracts. Such transactions, including stock index futures contracts, or options thereon, can be used to simulate full investment in the S&P SmallCap 600 while retaining a cash balance for Portfolio management purposes, or act as a hedge to protect the Portfolio from fluctuations in the value of its securities caused by anticipated changes in interest rates or market conditions without necessarily buying or selling the securities. Hedging is a specialized investment technique that entails skills different from other investment management. The Adviser may also consider such transactions to be economically appropriate for the reduction of risk inherent in the ongoing management of the Portfolio. A stock index futures contract is an agreement in which one party agrees to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value (which assigns relative values to the common stock included in the index) at the close of the last trading day of the contract and the price at which the agreement is originally made. No physical delivery of the underlying stock in the index is contemplated.

      The purchase and sale of futures contracts or related options will not be a primary investment technique of the Portfolio. The Portfolio will not purchase or sell futures contracts (or related options thereon) for hedging purposes if, immediately after purchase, the aggregate initial margin deposits and premiums paid by the Portfolio on its open futures and options positions exceeds 5% of the liquidation value of the Portfolio, after taking into account any unrealized profits and unrealized losses on any such futures or related options contracts into which it has entered. For a more detailed description of futures contracts and related options, see the Statement of Additional Information.

      DEPOSITORY RECEIPTS. The Portfolio may invest in receipts that are issued by banks or brokerage firms and are created by depositing securities listed on the S&P SmallCap 600 into a special account at a custodian bank. The custodian holds such securities for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. The Portfolio may invest in index-based depository receipts in lieu of investment in the actual securities that are listed on the index.

      VARIABLE AND FLOATING RATE INSTRUMENTS. The Portfolio may purchase rated or unrated variable and floating rate instruments. These instruments may include variable rate master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Unrated instruments purchased by the Portfolio will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be purchased. The absence of an active secondary market for a particular variable or floating rate instrument, however, could make it difficult for the Portfolio to dispose of an instrument if the issuer were to default on its payment obligation. The Portfolio could, for these or other reasons, suffer a loss with respect to such instruments.

      SECURITIES OF OTHER INVESTMENT COMPANIES. The Portfolio may invest in securities issued by other investment companies which determine their net asset value per share based on the amortized cost or penny-rounding method. The Portfolio may invest in securities of other investment companies within the limits prescribed by the 1940 Act, which include, subject to certain exceptions, a prohibition on the Portfolio investing more than 10% of the value of its total assets in such securities. Investment companies in which the Portfolio may invest may impose distribution fees as well as other types of commissions or charges. Such charges will be payable by the Portfolio and, therefore, will be borne indirectly by its shareholders. See the Statement of Additional Information under "Investment Objective and Policies -- Securities of Other Investment Companies."

      WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. The Portfolio may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by the Portfolio to purchase or sell securities at a stated price and yield with settlement beyond the normal settlement date. Such transactions permit the Portfolio to lock-in a price or yield on a security, regardless of future changes in interest rates. The Portfolio expects that these transactions will not exceed 25% of the value of its total assets (at the time of purchase) under normal market conditions. The Portfolio does not intend to engage in such transactions for speculative purposes but only for the purpose of acquiring portfolio securities.

      ILLIQUID SECURITIES. The Portfolio will not invest more than 15% of the value of its net assets in illiquid securities. Repurchase agreements that do not provide for settlement within seven days, time deposits maturing in more than seven days, and securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), but that may be purchased by institutional buyers pursuant to SEC Rule 144A are subject to this 15% limit (unless the Adviser, pursuant to guidelines established by the Fund's Board of Directors, determines that a liquid market exists). The Adviser expects that less than 5% of the Portfolio's net assets will be invested in Rule 144A securities during the current year.

      INVESTMENT RISKS AND OTHER CONSIDERATIONS. The Portfolio's ability to correlate its performance with the S&P SmallCap 600 may be affected by, among other things, changes in the securities markets, the manner in which the S&P SmallCap 600 is calculated and the timing of purchases and redemptions of the Portfolio's shares. The Fund expects the investments of the Portfolio to decline in value whenever the market, as represented by the securities in the S&P SmallCap 600, declines. The Portfolio should exhibit price volatility similar to that of the S&P SmallCap 600. It is impossible to eliminate risk from investments in common stocks. Although the S&P SmallCap 600 was first published in 1994, S&P has reconstructed its performance for earlier years. The average annual total return of the S&P SmallCap 600 from 1987 to 1996, with dividends reinvested, was 15.56%. Returns in individual calendar years ranged from a low of -13.50% (in 1987) to a high of 48.49% (in 1991). The past performance of the S&P SmallCap 600 should not be considered representative of the S&P SmallCap 600's or the Portfolio's future performance.

      The S&P SmallCap 600 Index has above-average risk and may fluctuate more than S&P 500 Stock Price Index, which invests in stocks of larger, more established companies. Small capitalization companies may be subject to more abrupt or erratic price movements than the stocks of larger, established companies or the stock market as a whole. Among the reasons for this greater price volatility are the less than certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such stocks and the greater exposure of small capitalization companies to changing economic conditions. In addition, such companies often have limited product lines, smaller markets or fewer financial resources.

      Because of the risks associated with investing in the small companies that comprise the S&P SmallCap 600, you should consider your investment in the Portfolio to be long-term. This Portfolio is not designed to provide you with a means to speculate on short-term movements in the stock market.

      PORTFOLIO TRANSACTIONS. All orders for transactions in securities or options on behalf of the Portfolio are placed by the Adviser with broker-dealers that it selects. To the extent permitted by the 1940 Act and guidelines adopted by the Fund's Board of Directors, the Portfolio may utilize the Distributor or one or more of its affiliates as a broker in connection with the purchase or sale of securities when the Adviser believes the charge for the transaction does not exceed the usual and customary broker's commission.

                             INVESTMENT LIMITATIONS

      The investment limitations set forth below are fundamental policies and may be changed only by a vote of a majority of the outstanding Shares of the Portfolio. Other investment limitations that also cannot be changed without a vote of shareholders are contained in the Statement of Additional Information under "Investment Objective and Policies."

      The Portfolio may not:

            1. Purchase securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after and as a result of such investments, more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Portfolio or the Fund, except that up to 25% of the Portfolio's total assets may be invested without regard to such limitations.

            2. Purchase any securities which would cause 25% or more of the Portfolio's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that, however, (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government, its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry).

            3. Borrow money or issue senior securities, except that the Portfolio may borrow from banks and may enter into reverse repurchase agreements for temporary defensive purposes in amounts not in excess of 10% of the Portfolio's total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the Portfolio's total assets at the time of such borrowing; or purchase securities while its borrowings exceed 5% of its total assets. The Portfolio's transactions in futures and related options (including the margin posted by the Portfolio in connection with such transactions), and securities held in escrow or separate accounts in connection with the Portfolio's investment practices described in this Prospectus or the Statement of Additional Information are not subject to this limitation.

            4. Make loans, except that the Portfolio may purchase or hold debt instruments, lend portfolio securities and make other investments in accordance with its investment objective and policies, and enter into repurchase agreements.

            5. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to the Portfolio's transactions in options, and futures contracts and related options, and (b) the Portfolio may obtain short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities.

      If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting solely from a change in the value of the Portfolio's securities will not constitute a violation of such limitation.


                                PRICING OF SHARES

      The Portfolio's net asset value per Share is determined by the Administrator as of the close of regular trading hours on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time) on each weekday, with the exception of those holidays on which the Exchange or the Federal Reserve Bank of St. Louis are closed (a "Business Day"). Currently, one or both of these institutions are closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day (observed).

      Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded on only over-the-counter markets are valued on the basis of market values when available. Securities for which there are no transactions are valued at the average of the current bid and asked prices. Other securities, including restricted and other securities for which market quotations are not readily available, and other assets are valued at fair value by the Adviser under the supervision of the Board of Directors. Investments in debt securities with remaining maturities of 60 days or less may be valued based upon the amortized cost method. For further information about valuation of investments, see "Net Asset Value" in the Statement of Additional Information.

      The public offering price for each class of Shares is based upon net asset value per Share plus, in the case of Investor A Shares, a front-end sales charge. A class will calculate its net asset value per Share by adding the value of the Portfolio's investments, cash and other assets attributable to the class, subtracting the Portfolio's liabilities attributable to that class, and then dividing the result by the total number of Shares in the class that are outstanding.


                        HOW TO PURCHASE AND REDEEM SHARES

PURCHASE OF SHARES

      Trust Shares are sold to financial institutions, such as banks, trust companies, thrift institutions, mutual funds or other financial institutions (collectively "financial institutions"), acting on their own behalf or on behalf of their qualified fiduciary accounts, employee benefit, retirement plan or other such qualified accounts. Trust Shares are sold to qualified purchasers without a sales charge imposed by the Fund or the Distributor. Generally, investors purchase Trust Shares through a financial institution, which is responsible for transmitting purchase orders directly to the Fund.

      Purchases may be effected on Business Days when the Adviser, Distributor and Mercantile (the Custodian) are open for business. The Fund reserves the right to reject any purchase order, including purchases made with foreign and third party drafts or checks.

      Financial institutions placing orders directly or on behalf of their customers should contact the Fund at 1-800-452-4015. Investors may also call the Fund for information on how to purchase Shares.

      All shareholders of record will receive confirmations of Share purchases, exchanges and redemptions in the mail. If Shares are held in the name of banks or other financial institutions, such institution is responsible for transmitting purchase, exchange and redemption orders to the Fund on a timely basis, recording all purchase, exchange and redemption transactions, and providing regular account statements which confirm such transactions to beneficial owners. Payment for orders which are not received or accepted will be returned after prompt inquiry to the transmitting financial institution.

      If purchase orders are received in good form and accepted by the Fund prior to 4:00 p.m. (Eastern time) on any Business Day, Trust Shares will be priced according to the net asset value per Share next determined on that day after receipt of the order. Immediately available funds must be received by the Custodian prior to 4:00 p.m. on the next Business Day following receipt of such order. If funds are not received by such date, the order will be cancelled, and notice thereof will be given to the financial institution placing the order.

EXCHANGE PRIVILEGE

      The exchange privilege enables shareholders to exchange Trust Shares of the Portfolio for Trust Shares of another portfolio offered by the Fund. Exchanges for Trust Shares in another portfolio are effected without payment of any exchange or sales charges. In addition, Trust Shares of the Portfolio may be exchanged for Investor A Shares of the Portfolio in connection with the distribution of assets held in a qualified trust, agency or custodian account with the trust department of Mercantile or any of its affiliated or correspondent banks. Such exchanges will also be effected at net asset value without payment of any exchange or sales charges. The exchange privilege may be exercised only in those states where the class of Shares of such other portfolio may legally be sold.

      The Fund reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time upon 60 days' written notice to shareholders. An investor may telephone an exchange request by calling his or her financial institution, which is responsible for transmitting such exchange request to the Fund. See "Other Exchange or Redemption Information" below. An investor should consult the financial institution or the Fund for further information regarding procedures for exchanging Shares.

      In addition to the Small Cap Equity Index Portfolio described in this Prospectus, the Fund currently offers Trust Shares in the following Portfolios:

      -  The ARCH Treasury Money Market Portfolio
      -  The ARCH Money Market Portfolio
      -  The ARCH Tax-Exempt Money Market Portfolio
      -  The ARCH U.S. Government Securities Portfolio
      -  The ARCH Intermediate Corporate Bond Portfolio
      -  The ARCH Bond Index Portfolio
      -  The ARCH Government & Corporate Bond Portfolio
      -  The ARCH Short-Intermediate Municipal Portfolio
      -  The ARCH Missouri Tax-Exempt Bond Portfolio
      -  The ARCH National Municipal Bond Portfolio
      -  The ARCH Equity Income Portfolio
      -  The ARCH Equity Index Portfolio

      -  The ARCH Growth & Income Equity Portfolio
      -  The ARCH Growth Equity Portfolio
      -  The ARCH Small Cap Equity Portfolio
      -  The ARCH International Equity Portfolio
      -  The ARCH Balanced Portfolio

      For information concerning these portfolios, please call 1-800-452-4015. Shareholders exercising the exchange privilege with any of the other portfolios in the Fund should request and review the portfolio's Prospectus carefully prior to making an exchange.

REDEMPTION OF SHARES

      Redemption orders should be placed, in writing or by phone, with or through the same financial institution that placed the original purchase order. Redemption orders are effected at the Portfolio's net asset value per Share next determined after receipt of the order by the Fund. The financial institution is responsible for transmitting redemption orders to the Fund on a timely basis. Proceeds from redemptions of Trust Shares of the Portfolio with respect to redemption orders received and accepted by the Fund before 4:00 p.m. (Eastern time) on a Business Day normally are sent electronically to the financial institution that placed the redemption order the next Business Day after the Distributor's receipt of the order in good form. No charge for sending redemption payments electronically is currently imposed by the Fund, although a charge may be imposed in the future. The Fund reserves the right to send redemption proceeds electronically within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Portfolio.

      The Transfer Agent may require a signature guarantee by an eligible guarantor institution. For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. The signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption check is payable to the shareholder(s) of record and (2) the redemption check is mailed to the shareholder(s) at the address of record or the proceeds are either mailed or sent electronically to a commercial bank account previously designated on the account application. An investor with questions or needing assistance should contact the financial institution servicing his or her account or the Distributor. Additional documentation may be required if the redemption is requested by a corporation, partnership, trust, fiduciary, executor, or administrator. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, investors are encouraged to follow the procedures described in "Other Exchange or Redemption Information" below.

      Neither the Fund nor its service contractors will be liable for any loss, damage, expense or cost arising out of any telephone redemption effected in accordance with the Fund's telephone redemption procedures, upon instructions reasonably believed to be genuine. The Fund will employ procedures designed to provide reasonable assurance that instructions by telephone are genuine; if these procedures are not followed, the Fund or its service contractors may be liable for any losses due to unauthorized or fraudulent instructions. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, investors are encouraged to follow the procedures described in "Other Exchange or Redemption Information" below.

OTHER EXCHANGE OR REDEMPTION INFORMATION

      During periods of substantial economic or market change or activity, telephone redemptions or exchanges may be difficult to complete. In such event, Shares may be redeemed or exchanged by mailing the request directly to the financial institution through which the original Shares were purchased or directly to the Fund at P.O. Box 78069, St. Louis, Missouri 63178.

      At various times, the Fund may be requested to redeem Shares for which it has not yet received good payment. In such circumstances, the Fund may delay the forwarding of proceeds until payment has been collected for the purchase of such Shares which may take up to 15 days or more. To avoid delay in payment upon redemption shortly after purchasing Shares, investors should purchase Shares by certified or bank check or by electronic transfer. The Fund intends to pay cash for all Shares redeemed, but under abnormal conditions which make payment in cash unwise, the Fund may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

      A shareholder may be required to redeem Shares in the Portfolio upon 60 days' written notice if the balance in the shareholder's account drops below $500. The Fund will not require a shareholder to redeem Portfolio Shares if the value of the shareholder's account drops below $500 due to fluctuations in net asset value. Share balances may also be redeemed pursuant to arrangements between financial institutions and their investors.

                            YIELDS AND TOTAL RETURNS

      Yield and total return quotations are computed separately for Trust Shares, Institutional Shares and Investor A Shares of the Portfolio. YIELD AND TOTAL RETURN FIGURES WILL FLUCTUATE, ARE BASED ON HISTORICAL EARNINGS, AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The methods used to compute the Portfolio's yields and total returns are described below and in the Statement of Additional Information.

      From time to time, performance information such as total return and yield data for the Portfolio's Trust Shares may be quoted in advertisements or in communications to shareholders. The yield is computed based on the net income of such shares during a 30-day (or one month) period identified in connection with the particular yield quotation. More specifically, the yield is computed by dividing the Portfolio's net income per Share during a 30-day (or one month) period by the net asset value per Share on the last day of the period and annualizing the result.

      The Portfolio's total returns may be calculated on an average annual total return basis, and may also be calculated on an aggregate total return basis, for various periods. Average annual total returns with respect to Trust Shares reflect the average annual percentage change in value of an investment in such Shares over the particular measuring period. Aggregate total returns reflect the cumulative percentage change in value over the measuring period. Both methods of calculating total returns assume that dividends and capital gain distributions made by the Portfolio during the period are reinvested in the Portfolio's Trust Shares. When considering average annual total return figures for periods longer than one year, it is important to note that the Portfolio's annual total return for any one year in the period might have been more or less than the average for the entire period.

      Performance data of the Portfolio's Trust Shares may be compared to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and data such as that provided by S&P, Lehman Brothers, Inc. or any of its affiliates, Ibbotson Associates, Inc., Lipper Analytical Services, Inc. and Mutual Fund Forecaster. References may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Institutional Investor, Pensions and Investments, U.S.A. Today, Fortune, CDA/Weisenberger, Morningstar, Inc. and publications of a local or regional nature. In addition to performance information, general information about the Portfolio that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders.

      Performance quotations of a class of Shares in the Portfolio represent the Portfolio's past performance and should not be considered as representative of future results. Any account fees charged by a bank or other financial institution (as described in "Management of The Fund -- Service Organizations" below) or other institutions will not be included in the calculations of the Portfolio's yields and total returns. Such fees, if any, will reduce the investor's net return on an investment in the Portfolio. Investors may call 1-800-452-4015 to obtain current yield and total return information.


                           DIVIDENDS AND DISTRIBUTIONS

      Dividends from net investment income of the Portfolio are declared and paid quarterly not later than five Business Days after the end of each quarter. Shares of the Portfolio earn dividends from the day after the purchase order is received by the Fund through the day the redemption order for such Shares is received. Dividends on each Share of the Portfolio are determined in the same manner and are paid in the same amount, irrespective of class, except that the Portfolio's Trust Shares and Institutional Shares bear all expenses of the respective Administrative Services Plans adopted for such Shares and the Portfolio's Investor A Shares bear all expenses of the Distribution and Services Plan adopted for such Shares. In addition, the Portfolio's Institutional Shares bear the expense of certain sub-transfer agency fees. See "Management of the Fund" and "Other Information Concerning the Fund and Its Shares" below.

      Net realized capital gains of the Portfolio, if any, are distributed at least annually. All dividends and distributions paid on the Portfolio's Shares are automatically reinvested in additional Shares of the same class unless the investor has (i) otherwise indicated on the account application, or (ii) redeemed all the Shares held in the Portfolio, in which case a distribution will be paid in cash. Reinvested dividends and distributions will be taxed in the same manner as those paid in cash.


                                      TAXES

FEDERAL TAXES

      The Portfolio intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), for the current taxable year. It is intended that the

Portfolio will continue to so qualify as long as such qualification is in the best interests of shareholders. A regulated investment company generally is exempt from federal income tax on amounts distributed to shareholders.

      Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that the Portfolio distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its exempt-interest income (if any) net of certain deductions for such year. In general, the Portfolio's investment company taxable income will be its taxable income, including dividends, interest and short-term capital gains (the excess of net short-term capital gain over net long-term capital loss), subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. It is the policy of the Portfolio to distribute as dividends substantially all of its investment company taxable income and any net tax-exempt interest income each year. Such dividends will be taxable as ordinary income to the Portfolio's shareholders who are not currently exempt from federal income taxes, whether such income is received in cash or reinvested in additional Shares. (Federal income taxes for distributions to an IRA are deferred under the Code.) Such dividends will qualify for the dividends received deduction for corporations to the extent of the total qualifying dividends received by the Portfolio from domestic corporations for the taxable year.

      Substantially all of the Portfolio's net realized long-term capital gains, if any, will be distributed at least annually to its shareholders. The Portfolio will generally have no tax liability with respect to such gains and the distributions will be taxable to shareholders who are not currently exempt from federal income taxes as long-term capital gains, regardless of how long the shareholders have held the Shares and whether such dividends are received in cash or reinvested in additional Shares.

      An investor considering purchasing Shares of the Portfolio on or just before the record date of any dividend or capital gains distribution should be aware that the amount of the forthcoming distribution, although in effect a return of capital, will be taxable.

      Dividends declared by the Portfolio in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by the shareholders and paid by the Portfolio on December 31 of such year in the event such dividends are actually paid during January of the following year.

      The Portfolio may be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross sale proceeds paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

      A taxable gain or loss may be realized by an investor upon redemption, transfer or exchange of Shares, depending upon the cost of such Shares when purchased and their price at the time of redemption, transfer or exchange. If an investor holds Shares for six months or less and during that time receives an exempt- interest dividend on those Shares, any loss realized on the sale or exchange of those Shares will be disallowed to the extent of the exempt-interest dividend.

STATE AND LOCAL TAXES

      The application of state and local taxes may have different consequences from those of the federal income tax law described above. In particular, shareholders should note that dividends paid by the Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of such dividends may be derived from interest on obligations that, if realized directly, would be exempt from such income taxes.

MISCELLANEOUS

      The foregoing summarizes some of the important federal and state tax considerations generally affecting the Portfolio and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Portfolio should consult their tax advisers with specific reference to their own tax situation. Shareholders will be advised at least annually as to the federal income tax consequences of distributions made each year.


                             MANAGEMENT OF THE FUND

      The Fund is managed under the direction of its Board of Directors. The Statement of Additional Information contains the names of and general background information concerning each director.

INVESTMENT ADVISER

      Mississippi Valley Advisors Inc. ("MVA") serves as the investment adviser to the Portfolio. MVA's principal office is located at One Mercantile Center, Seventh & Washington Streets, St. Louis, Missouri 63101. MVA is a wholly-owned subsidiary of Mercantile. As of December 31, 1996, MVA had approximately $7.9 billion in assets under investment management, including the Fund's assets, which were approximately $2.5 billion. MVA also serves as investment adviser to each of the Fund's other portfolios.

      Subject to the general supervision of the Fund's Board of Directors and in accordance with the Fund's investment policies, MVA manages the Portfolio, makes investment decisions with respect to and places orders for all purchases and sales of the Portfolio's securities and other investments, and directs the maintenance of the Portfolio's records relating to such purchases and sales.

      For the services provided and expenses assumed pursuant to the investment advisory agreement, MVA is entitled to receive fees, computed daily and payable monthly, at the annual rate of .40% of the Portfolio's average daily net assets.

      MVA may from time to time voluntarily reduce all or a portion of its advisory fee to increase the net income of the Portfolio available for distributions as dividends. The voluntary fee reduction will cause the return of the Portfolio to be higher than it would otherwise be in the absence of such reduction.

ADMINISTRATOR

      BISYS Fund Services Ohio, Inc., located at 3435 Stelzer Road, Columbus, Ohio 43219, acts as the Portfolio's Administrator. The Administrator also serves as the administrator to each of the Fund's other portfolios.

      The Administrator generally assists in all aspects of the Portfolio's administration and operation and also monitors and performs other services pertaining to the Portfolio's arrangements with Service Organizations under the Administrative Services Plan described below. For its services, the Administrator is entitled to receive a fee, computed daily and payable monthly, at the annual rate of .20% of the Portfolio's average daily net assets.

      From time to time, the Administrator may voluntarily waive all or a portion of the fees otherwise payable by the Portfolio in order to increase the net income available for distribution to shareholders.

DISTRIBUTOR

      Trust Shares of the Portfolio are sold continuously by the Distributor, BISYS Fund Services ("BISYS"), an affiliate of the Administrator. BISYS is a registered broker-dealer with principal offices at 3435 Stelzer Road, Columbus, Ohio 43219. The Distributor also acts as distributor to each of the Fund's other portfolios.

ADMINISTRATIVE SERVICES PLAN

      The Fund has adopted an Administrative Services Plan with respect to the Trust Shares of the Portfolio. Pursuant to the Administrative Services Plan, Trust Shares are sold to banks and other financial institutions (which may include Mercantile or its affiliated or correspondent banks) acting on behalf of their qualified accounts (such financial institutions collectively, the "Service Organizations") which agree to provide certain shareholder administrative services for their clients or account holders (collectively, the "customers") who are the beneficial owners of such Shares. The holders of Trust Shares bear their pro rata portion of the fees which may be paid to Service Organizations for such services at an annual rate of up to .30% of the average daily net assets of the Portfolio's Trust Shares owned beneficially by a Service Organization's customers.

SERVICE ORGANIZATIONS

      The servicing agreements adopted under the Administrative Services Plan (collectively, the "Servicing Agreements") require the Service Organizations receiving such compensation (which may include Mercantile and its affiliates) to perform certain services, including providing administrative services with respect to the beneficial owners of Trust Shares of the Portfolio, such as establishing and maintaining accounts and records for their customers who invest in such Shares, assisting customers in processing purchase, exchange and redemption requests, and responding to customer inquiries concerning their investments.

      Under the Servicing Agreements and upon notice to the Fund, a Service Organization may subcontract with one or more entities for the performance of certain services provided under its Servicing Agreements with the Fund. Such Service Organization shall be as fully responsible to the Fund for the acts or omissions of any sub-contractor as it would be for its own acts or omissions. The fees payable to any sub-contractor are paid by the Service Organization out of the fees its receives from the Fund.

       The Fund understands that Service Organizations providing such administrative services may also charge fees to their customers beneficially owning such Shares. These fees would be in addition to any amounts which may be received by such a Service Organization under its Servicing Agreement with the Fund. The Fund's Servicing Agreements require a Service Organization to disclose to its customers any compensation payable to the Service Organization by the Portfolio and any other compensation payable by its customers in connection with their investment in such Shares. Customers of such Service Organizations receiving servicing fees should read this Prospectus in light of the terms governing their accounts with their Service Organization.

CUSTODIAN AND TRANSFER AGENT

      Mercantile Bank National Association, an affiliate of the Fund and a wholly-owned subsidiary of Mercantile Bancorporation, Inc., with principal offices located at One Mercantile Center, 8th and Locust Streets, St. Louis, Missouri 63101, serves as Custodian of the Portfolio's assets. BISYS Fund Services Ohio, Inc. also serves as the Fund's transfer agent and dividend disbursing agent. Its address is 3435 Stelzer Road, Columbus, Ohio 43219.

REGULATORY MATTERS

      Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, or controlling the Shares of a registered, open-end investment company continuously engaged in the issuance of its Shares, and prohibit banks generally from issuing, underwriting, selling, or distributing securities such as Shares of the Portfolio. Such banking laws and regulations do not prohibit such a holding company or affiliate, or banks, from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing Shares of such a company as agent for and upon the order of customers. Mercantile, MVA, Service Organizations that are banks or bank affiliates, and broker-dealers that are bank affiliates are subject to such laws and regulations, but believe they may perform the services for the Portfolio contemplated by their respective agreements, this Prospectus and the Statement of Additional Information without violating applicable banking laws and regulations. In addition, state securities laws on this issue may differ from the interpretation of federal laws expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

      Should future legislative, judicial, or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of the Portfolio and its shareholders, the Fund might be required to alter materially or discontinue its arrangements with such companies and change its method of operation. It is not expected that investors would suffer any adverse financial consequences as a result of any of these occurrences.

      If current restrictions preventing a bank from legally sponsoring, organizing, controlling, or distributing Shares of an investment company were relaxed, Mercantile, or an affiliate of Mercantile, would consider the possibility of offering to perform additional services for the Portfolio. It is not possible, of course, to predict whether or in what form such legislation might be enacted or the terms upon which Mercantile, or such an affiliate, might offer to provide such services.

      Conflict of interest restrictions may apply to the receipt of compensation paid pursuant to a Servicing Agreement by the Portfolio to a financial intermediary in connection with the investment of fiduciary funds in the Portfolio's Shares. Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the Securities and Exchange Commission, the Department of Labor or state securities commissions, should consult legal counsel before entering into Servicing Agreements.

EXPENSES

      Except as noted above and in the Statement of Additional Information under "Investment Advisory and Administrative Contracts" and "Custodian and Transfer Agent," the Fund's service contractors bear all of their own expenses in connection with the performance of their services, except that the Distributor is compensated pursuant to the Distribution and Services Plan (as described below under "Other Information Concerning the Fund and its Shares"). The Portfolio's expenses are deducted from the total income of the Portfolio before dividends and distributions are paid. These expenses include, but are not limited to, fees paid to the Adviser and Administrator, transfer agency fees, fees and expenses of officers and directors who are not affiliated with the Adviser or the Distributor, taxes, interest, legal fees, custodian fees, auditing fees, 12b-1 fees, servicing fees, certain fees and expenses in registering and qualifying the Portfolio and its Shares for distribution under federal and state securities laws, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, the expense of reports to shareholders, shareholders' meetings and proxy solicitations, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Adviser, Distributor or Administrator under their respective agreements with the Fund. The Fund also pays for brokerage fees, commissions and other transaction charges, if any, in connection with the purchase and sale of portfolio securities. Any general expenses of the Fund that are not readily identifiable as belonging to a particular portfolio will be allocated among all the Fund's portfolios by or under the direction of the Board of Directors in a manner the Board determines to be fair and equitable. Any expenses relating only to a particular class of Shares within a portfolio will be borne solely by such class. See "Certain Financial Information" and "Management of the Fund" above for additional information regarding expenses of the Portfolio.

                          OTHER INFORMATION CONCERNING
                             THE FUND AND ITS SHARES

DESCRIPTION OF SHARES

      The Fund was organized on September 9, 1982 as a Maryland corporation and is a mutual fund of the type known as an "open-end management investment company." The Fund's principal office is located at 3435 Stelzer Road, Columbus, Ohio 43219.

      The Fund's Charter authorizes the Board of Directors to issue up to seven billion full and fractional shares of common stock, and to classify and reclassify any unauthorized and unissued shares into one or more classes of shares. The Board of Directors may similarly classify or reclassify any class of shares into one or more series.

      Pursuant to such authority, the Board of Directors has authorized the issuance of the following series of shares representing interests in the Portfolio, which is classified as a diversified company under the 1940 Act: 50 million Trust Shares, 25 million Institutional Shares and 25 million Investor A Shares. Institutional and Investor A Shares of the Portfolio are described in separate prospectuses which are available from the Distributor at the telephone number on page 1 of this Prospectus. The Board of Directors has also authorized the issuance of additional classes of shares representing interests in other investment portfolios of the Fund, which are likewise described in separate prospectuses available from the Distributor. Shares in the Portfolio will be issued without Share certificates.

      The Trust Shares of the Portfolio are described in this Prospectus. The Portfolio also offers Institutional Shares and Investor A Shares. Institutional Shares, which are offered to financial institutions acting on behalf of accounts for which they do not exercise investment discretion, are sold without a sales charge. Investor A Shares are sold through selected broker/dealers and other financial intermediaries to individual or institutional customers. Investor A Shares of the Portfolio are sold with a maximum 2.5% front-end sales charge. Trust, Institutional and Investor A Shares bear their pro rata portion of all operating expenses paid by the Portfolio, except that

Trust Shares and Institutional Shares bear all payments under the Portfolio's respective Administrative Services Plans adopted for such Shares and Investor A Shares bear all payments under the Portfolio's Distribution and Services Plan adopted for such Shares. In addition, Institutional Shares of the Portfolio bear the expense of certain sub-transfer agency fees.

      Payments under the Administrative Services Plan for Institutional Shares are made to Service Organizations for administrative services provided to the Service Organizations' clients or account holders who are the beneficial owners of Institutional Shares. Payments under the Administrative Services Plan may not exceed .30% (on an annual basis) of the average daily net asset value of the Portfolio's outstanding Institutional Shares.

      Payments under the Distribution and Services Plan for Investor A Shares are made to (i) the Distributor or another person for providing distribution assistance and assuming certain related expenses, and (ii) Service Organizations for administrative services provided to the Service Organizations' clients or account holders who are the beneficial owners of Investor A Shares. Payments under the Distribution and Services Plan for Investor A Shares may not exceed
 .30% (on an annual basis) of the average daily net asset value of Investor A Shares of the Portfolio. Distribution payments made under the Distribution and Services Plan are subject to the requirements of Rule 12b-1 under the 1940 Act.

      The Fund offers various services and privileges in connection with Investor A Shares of the Portfolio that are not offered in connection with its Trust Shares or Institutional Shares, including an automatic investment program and an automatic withdrawal plan. In addition, each class of Shares offers different exchange privileges.

      Shareholders are entitled to one vote for each full Share held and proportionate fractional votes for fractional Shares held. Shares of all portfolios of the Fund will vote together and not by class unless otherwise required by law or permitted by the Board of Directors. All shareholders of a particular portfolio will vote together as a single class on matters relating to the portfolio's investment advisory agreement and investment objective and fundamental policies. Only holders of Trust Shares, however, will vote on matters relating to the Administrative Services Plan for Trust Shares and only holders of Institutional Shares will vote on matters pertaining to the Administrative Services Plan for Institutional Shares. Similarly, only holders of Investor A Shares will vote on matters pertaining to the Distribution and Services Plan for Investor A Shares.

      The Fund is not required, and currently does not intend, to hold annual meetings except as required by the 1940 Act or other applicable law. Upon the written request of the holders of 10% or more of the outstanding Shares, the Fund will call a special meeting to vote on the question of removal of a director.

      Shares of the Fund's portfolios have noncumulative voting rights and, accordingly, the holders of more than 50% of the Fund's outstanding Shares (irrespective of portfolio or class) may elect all of the Directors. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in this Prospectus, Shares will be fully paid and nonassessable.

MISCELLANEOUS

      As used in this Prospectus, a "vote of a majority of the outstanding Shares" of the Portfolio means, with respect to the approval of an investment advisory agreement or a change in an investment objective or fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of the Portfolio (irrespective of class), or (b) 67% or more of the Shares of the Portfolio (irrespective of class) present at a meeting if more than 50% of the outstanding Shares of the Portfolio are represented at the meeting in person or by proxy.

      As of January 1, 1997, Mercantile and its affiliates possessed, of record on behalf of their underlying customer accounts, voting or investment power with respect to more than 25% of the Fund's outstanding Shares. Therefore, Mercantile may be deemed to be a controlling person of the Fund within the meaning of the 1940 Act.

      Inquiries regarding the Portfolio may be directed to the Fund at 1-800-452-4015.


            -------------------------------------------------------


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE PORTFOLIO'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE PORTFOLIO, THE FUND, OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE PORTFOLIO, THE FUND OR THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                              CROSS REFERENCE SHEET
                             (Institutional Shares)


                    The ARCH Small Cap Equity Index Portfolio



Form N-1A Part A Item                            Prospectus Caption
---------------------                            ------------------

1.    Cover Page.................................  Cover Page

2.    Synopsis...................................  Expense Summary
                                                   for Institutional Shares

3.    Condensed Financial
        Information..............................  Yields and Total Returns

4.    General Description
        of Registrant............................  Highlights; Investment
                                                   Objectives, Policies and
                                                   Risk Considerations;
                                                   Other Information Concerning
                                                   the Fund and Its Shares

5.    Management of the Fund.....................  Management of the Fund

5A.   Management's Discussion of
        Fund Performance.........................  Inapplicable

6.    Capital Stock and
        Other Securities.........................  How to Purchase and
                                                   Redeem Shares; Dividends
                                                   and Distributions;
                                                   Taxes; Other Information
                                                   Concerning the Fund
                                                   and Its Shares

7.    Purchase of Securities
        Being Offered............................  How to Purchase and
                                                   Redeem Shares

8.    Redemption or Repurchase...................  How to Purchase and
                                                   Redeem Shares

9.    Pending Legal Proceedings..................  Inapplicable

                                 THE ARCH FAMILY
                                 OF MUTUAL FUNDS

                              INSTITUTIONAL SHARES


                        SMALL CAP EQUITY INDEX PORTFOLIO















                         PROSPECTUS DATED ________, 1997

                                TABLE OF CONTENTS

                                                                   PAGE


Highlights.......................................................    3
Certain Financial Information....................................    5
Expense Summary For Institutional Shares.........................    6
Investment Objective, Policies and
  Risk Considerations............................................    8
Pricing Of Shares................................................   17
How To Purchase And Redeem Shares................................   18
      Purchase of Shares.........................................   18
      Exchange Privilege.........................................   19
      Redemption of Shares.......................................   20
      Other Exchange or Redemption Information...................   21
Yields and Total Returns.........................................   22
Dividends and Distributions......................................   23
Taxes ...........................................................   23
Management of the Fund...........................................   25
Other Information Concerning
the Fund and Its Shares..........................................   30
      Miscellaneous..............................................   32

                             THE ARCH FUND(R), INC.

                    THE ARCH SMALL CAP EQUITY INDEX PORTFOLIO


                              INSTITUTIONAL SHARES


    The ARCH Fund, Inc. is an open-end management investment company that currently offers Shares in eighteen investment portfolios. This Prospectus describes the Institutional Shares of the ARCH SMALL CAP EQUITY INDEX PORTFOLIO (the "Portfolio"). Institutional Shares are offered to financial institutions acting on behalf of accounts for which they do not exercise investment discretion.

    The Portfolio uses a strategy called "indexing," which means that it seeks to provide investment results that, before deduction of operating expenses, approximate the price and yield performance of a particular set of securities or market segment. The Portfolio's market segment is:

    THE ARCH SMALL CAP EQUITY INDEX PORTFOLIO - U.S. common stocks with smaller stock market capitalizations as represented by the Standard & Poor's Small Capitalization Stock Index (the "S&P SmallCap 600").

    Mississippi Valley Advisors Inc. ("MVA" or the "Adviser"), a wholly-owned subsidiary of Mercantile Bank National Association ("Mercantile"), acts as investment adviser for the Portfolio; Mercantile serves as custodian; BISYS Fund Services Ohio, Inc. (the "Administrator") serves as administrator; and BISYS Fund Services (the "Distributor") serves as sponsor and distributor.

    This Prospectus sets forth concisely certain information about the Portfolio that prospective investors should know before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Portfolio, contained in a Statement of Additional Information dated _______________, 1997, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this Prospectus. An investor may obtain the Statement of Additional Information without charge by writing the Fund at P.O. Box 78069, St. Louis, Missouri 63178 or by calling 1-800-452-4015.

    Portfolio Shares are not bank deposits, are not federally insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency, and are not the obligations of or guaranteed or otherwise supported by any bank. An investment in the

Portfolio involves investment risk, including possible loss of principal.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               _____________, 1997

                                   HIGHLIGHTS

    The ARCH Fund, Inc. (the "Fund") is an open-end management investment company (commonly known as a mutual fund) registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers investment opportunities in eighteen investment portfolios. This Prospectus relates to one of those portfolios: the ARCH SMALL CAP EQUITY INDEX PORTFOLIO (the "Portfolio"). In addition, the Fund offers investment opportunities in the ARCH Treasury Money Market, Money Market, Tax-Exempt Money Market, U.S. Government Securities, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond, Short- Intermediate Municipal, Missouri Tax-Exempt Bond, National Municipal Bond, Equity Income, Equity Index, Growth & Income Equity, Growth Equity, Small Cap Equity, International Equity and Balanced Portfolios, which are described in separate Prospectuses. The Portfolio represents a separate pool of assets with a different investment objective and different policies than the Fund's other portfolios (as described below under "Investment Objective, Policies and Risk Considerations"). MVA serves as adviser, Mercantile as custodian, BISYS Fund Services Ohio, Inc. as administrator, and BISYS Fund Services as sponsor and distributor. For information on expenses, fee waivers and services, see "Certain Financial Information" and "Management of the Fund."

    The following information generally describes the Portfolio and its investment objective. There can be no assurance that the Portfolio will be able to achieve its investment objective.

    The Small Cap Equity Index Portfolio is designed for investors who are willing to accept the risks associated with an investment in equity securities, and who seek investment results that, before deduction of operating expenses, approximate the price and yield performance of U.S. common stocks with smaller stock market capitalizations, as represented by the S&P SmallCap 600.

    Investors should note that the Portfolio may, subject to its investment policies and limitations, enter into repurchase agreements and reverse repurchase agreements, make securities loans, invest in options and futures and index-based depository receipts, and make limited investments in illiquid securities and securities issued by other investment companies. These investment practices involve investment risks of varying degrees. For example, default by a counterparty to a repurchase agreement or securities lending transaction could expose the Portfolio to loss because of adverse market action or possible delay in disposing of the underlying collateral. Reverse repurchase agreements are subject to the risk that the market value of the securities sold by the Portfolio will decline below the repurchase price which the Portfolio is obligated to pay.

Purchasing options is a specialized investment technique which entails a substantial risk of loss of amounts paid as premiums to option writers. There is no assurance that a liquid market will exist for a particular futures contract at any particular time. See "Investment Objective, Policies and Risk Considerations" below and the Statement of Additional Information under "Investment Objective and Policies."

    The Fund offers investors the opportunity to invest in a variety of professionally managed investments without having to become involved with detailed management, accounting and safekeeping procedures normally related to direct investments in securities. The Fund also offers the availability of a family of eighteen mutual funds should your investment goals change.

    This Prospectus describes the Institutional Shares of the Portfolio. For information on purchasing, exchanging or redeeming Institutional Shares of the Portfolio, please see "How to Purchase and Redeem Shares" below.

                          CERTAIN FINANCIAL INFORMATION

    Shares of the Portfolio have been classified into three classes of Shares -- Trust Shares, Institutional Shares and Investor A Shares. Shares of each class in the Portfolio represent equal, pro rata interests in the investments held by the Portfolio and are identical in all respects, except that Shares of each class bear separate distribution and/or shareholder administrative servicing fees and certain other operating expenses, and enjoy certain exclusive voting rights on matters relating to these fees. See "Other Information Concerning the Fund and Its Shares," "Management of the Fund -- Administrative Services Plan" and "Management of the Fund -- Custodian, Transfer Agent and Sub-Transfer Agent" below. As a result of payments for distribution and/or shareholder administrative servicing fees and certain other operating expenses that may be made in differing amounts, the net investment income of Trust Shares, Institutional Shares and Investor A Shares in the Portfolio can be expected, at any given time, to be different.

                               EXPENSE SUMMARY FOR
                              INSTITUTIONAL SHARES




                                                     SMALL CAP
                                                      EQUITY
                                                       INDEX
                                                     PORTFOLIO
                                                     ---------
ANNUAL PORTFOLIO OPERATING
 EXPENSES
 (as a percentage of average
 net assets)
 Investment Advisory Fees (net
   of fee waivers)(1)...................                0.00%

12b-1 Fees..............................                0.00%

 Other Expenses (including
   administration fees,
   administrative services fees
   and other expenses) (net of fee
   waivers and expense
   reimbursements)(2,3).................                 .70%
                                                        -----
TOTAL PORTFOLIO OPERATING
   EXPENSES (net of fee waivers
   and expense reimbursements)(3).......                 .70%
                                                        =====



(1)   Without fee waivers, advisory fees would be .40%.

(2) Administrative services fees are payable at an annual rate not to exceed .30%. Without fee waivers, administration fees would be .20%.


(3) Without fee waivers and expense reimbursements, Other Expenses would be .80% and Total Portfolio Operating Expenses would be 1.20%. Such fee waivers and expense reimbursements are expected to continue during the current fiscal year.

EXAMPLE                                   1 YEAR            3 YEARS
                                          ------            -------
You would pay the following
 expenses on a $1,000 investment,
 assuming (1) a 5% annual return
 and (2) redemption at the end of
 each period:

Small Cap Equity Index Portfolio..       $7                 $22

----------

      THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. THE PORTFOLIO IS NEW AND ACTUAL EXPENSES AND RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN. Information about the actual performance of the Portfolio will be contained in the Fund's future Annual Reports to Shareholders, which may be obtained without charge when they become available by contacting the Fund at the address or telephone number provided on page 1 of this Prospectus.

      The purpose of the foregoing table is to assist in understanding the various costs and expenses that an investor in the Portfolio's Institutional Shares will bear directly or indirectly. The table reflects the expenses which the Portfolio expects to incur during the next twelve months on its Institutional Shares. For more complete descriptions of the various costs and expenses, see "Management of the Fund" in this Prospectus and the Statement of Additional Information. The table and example have not been audited by the Fund's independent auditors and do not reflect any charges that may be imposed by financial institutions on their customers.

             INVESTMENT OBJECTIVE, POLICIES AND RISK CONSIDERATIONS

      The Small Cap Equity Index Portfolio seeks to provide investment results that, before deduction of operating expenses, approximate the price and yield performance of U.S. common stocks with smaller stock market capitalizations as represented by the S&P SmallCap 600.

      Although management will use its best efforts to achieve the investment objective of the Portfolio, there can be no assurance that it will be able to do so. The investment objective of the Portfolio may be changed by the Fund's Board of Directors without shareholder approval. However, shareholders will be given at least 30 days' written notice before any such change occurs. Except as noted below under "Investment Limitations," the Portfolio's investment policies also may be changed by the Fund's Board of Directors without shareholder approval.

THE INDEXING APPROACH

      The Portfolio is not managed in a traditional sense, that is, by making discretionary judgments based on analysis of economic, financial and market conditions. Instead, the Portfolio uses an investment strategy called "indexing", whereby it seeks to approximate the investment performance of the market segment comprised of U.S. common stocks with smaller stock market capitalizations as represented by the S&P SmallCap 600, through the use of sophisticated computer models to determine which stocks should be purchased or sold, while keeping transaction and administrative costs to a minimum. The Portfolio will invest substantially all but no less than 80% of its total assets in securities listed on the S&P SmallCap 600. The Adviser generally selects securities for the Portfolio on the basis of their weightings in the S&P SmallCap 600. The Portfolio will only purchase a security that is included in the S&P SmallCap 600 at the time of such purchase. With respect to the remaining portion of its total assets, the Portfolio has the ability to hold temporary cash balances which may be invested in U.S. Government obligations and money market instruments. If appropriate, the Portfolio may use options, futures contracts and depository receipts to hedge its positions or for other permissible purposes. The Portfolio also may enter into repurchase and reverse repurchase agreements and lend its portfolio securities.

      While there can be no guarantee that the Portfolio's investment results will precisely match the results of the S&P SmallCap 600, the Adviser believes that, before deduction of operating expenses, there will be a very high correlation between the returns generated by the Portfolio and the S&P SmallCap
600. The Portfolio will attempt to achieve a correlation between its performance and the S&P SmallCap 600 of at least 0.95 before deduction of operating expenses. A correlation of 1.00 would indicate a perfect correlation, which would be achieved when the Portfolio's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the S&P SmallCap 600. The Portfolio's ability to correlate its performance with the S&P SmallCap 600, however, may be affected by, among other things, transaction costs, changes in securities markets, the manner in which Standard & Poor's Ratings Group ("S&P") calculates the S&P SmallCap 600, and the timing of purchases and redemptions. The Adviser monitors the correlation of the performance of the Portfolio in relation to the S&P SmallCap 600 under the supervision of the Board of Directors. In the unlikely event that a high correlation is not achieved, the Board of Directors will take appropriate steps to correct the reason for the lower correlation.

      THE INCLUSION OF A SECURITY IN THE S&P SMALLCAP 600 IN NO WAY IMPLIES AN OPINION BY S&P AS TO ITS ATTRACTIVENESS AS AN INVESTMENT. S&P IS NOT A SPONSOR OF, OR IN ANY WAY AFFILIATED WITH, THE PORTFOLIO.

      The Adviser believes that the indexing approach should involve less portfolio turnover, and thus lower brokerage costs, transfer taxes and operating expenses, than in more traditionally managed funds, although there is no assurance that this will be the case. Ordinarily, the Portfolio will buy or sell securities only to reflect changes in the S&P SmallCap 600 (including mergers or changes in the composition of the S&P SmallCap 600) or to accommodate cash flows into and out of the Portfolio. The costs and other expenses incurred in securities transactions, apart from any difference between the investment results of the Portfolio and that of the S&P SmallCap 600, may cause the return of the Portfolio to be lower than the return of the S&P SmallCap 600. The Portfolio may invest in less than all of the securities included in the S&P SmallCap 600, which may result in a return that does not correspond with that of the S&P SmallCap 600, after taking expenses into account.

THE S&P SMALLCAP 600

      The S&P SmallCap 600 is composed of approximately 600 common stocks. These companies are chosen to be a part of the S&P SmallCap 600 based upon their market size, liquidity and industry group representation. As of January 31, 1997, stocks in the S&P SmallCap 600 had a market capitalization of between $45.5 million and $2.7 billion. To be included in the S&P SmallCap 600, stock selections are also screened by S&P for trading volume, share turnover, ownership concentration, share price and bid/ask spreads. Normally, the Portfolio will hold all 600 stocks in the S&P SmallCap 600 and will hold each stock in approximately the same percentage as that stock represents in the S&P SmallCap 600. Under certain circumstances, the Portfolio may not hold all 600 stocks in the S&P SmallCap 600, for example because of changes in the S&P SmallCap 600, or as a result of shareholder activity in the Portfolio. The Portfolio will rebalance its holdings periodically to reflect changes in the S&P SmallCap 600. "Market capitalization" for a company is the market price per share of stock multiplied by the number of shares outstanding. The Adviser believes that the S&P SmallCap 600 is an appropriate benchmark for the Portfolio because it represents a diversified array of small capitalization companies, it is familiar to many investors and it is widely accepted as a reference for small capitalization common stock investments.

OTHER APPLICABLE POLICIES

      Investment methods described in this Prospectus are among those which the Portfolio has the power to utilize. Some may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.

      U.S. GOVERNMENT OBLIGATIONS. Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns Shares of the Portfolio. Examples of the types of U.S. Government obligations that may be held by the Portfolio include, in addition to U.S. Treasury bonds, notes and bills, the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export- Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Resolution Trust Corporation, and Maritime Administration. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. There is no assurance that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

      MONEY MARKET INSTRUMENTS. Under certain circumstances described above, the Portfolio may purchase "money market instruments," including commercial paper and bank obligations.

      Investment by the Portfolio in commercial paper will consist of issues that are rated at the time of purchase in one of the two highest rating categories assigned by S&P, Moody's Investors Service, Inc. or another nationally recognized statistical rating organization (each a "Rating Agency") or, if unrated, deemed to be of comparable quality by the Adviser at the time of purchase. Commercial paper may include variable and floating rate instruments. See "Other Applicable Policies -- Variable and Floating Rate Instruments" below.

      Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits of U.S. or foreign banks, having total assets at the time of purchase in excess of $1 billion. Although the Portfolio may invest in obligations of foreign banks or foreign branches of U.S. banks only when the Adviser determines that the instrument presents minimal credit risks, such investments nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks. Foreign banks and foreign branches of U.S. banks are subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of foreign banks or foreign branches of U.S. banks will not exceed 25% of the Portfolio's total assets at the time of purchase.

      REPURCHASE AGREEMENTS. The Portfolio may agree to purchase U.S. Government securities from financial institutions such as banks and broker-dealers, subject to the seller's agreement to repurchase them at a mutually agreed-upon date and price ("repurchase agreements"). The Portfolio will enter into repurchase agreements only with financial institutions such as banks and broker-dealers that the Adviser believes to be creditworthy. During the term of any repurchase agreement, the Adviser will continue to monitor the creditworthiness of the seller and will require the seller to maintain the value of the securities subject to the agreement at not less than 102% of the repurchase price (including accrued interest). Default by a seller could expose the Portfolio to possible loss because of adverse market action or possible delay in disposing of the underlying obligations. Because of the seller's repurchase obligations, the securities subject to repurchase agreements do not have maturity limitations. Although the Portfolio presently does not intend to enter into repurchase agreements providing for settlement in more than seven days, the Portfolio has the authority to do so subject to its limitation on the purchase of illiquid securities described below. Repurchase agreements are considered to be loans under the 1940 Act.

      REVERSE REPURCHASE AGREEMENTS. Subject to the investment limitations set forth below, the Portfolio may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Portfolio would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase them at an agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price which the Portfolio is obligated to pay. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

      SECURITIES LENDING. To increase return or offset expenses, the Portfolio may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash or liquid securities. The collateral must be valued daily, and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Portfolio. By lending its securities, the Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when liquid securities are used as collateral. In accordance with current Securities and Exchange Commission ("SEC") policies, the Portfolio is currently limiting its securities lending to 33-1/3% of its aggregate net assets. Loans are subject to termination by the Portfolio or the borrower at any time.

      OPTIONS. The Portfolio may purchase put and call options listed on a national securities exchange and issued by the Options Clearing Corporation in an amount not exceeding 10% of its net assets. Such options may relate to particular securities or to various stock indexes. Purchasing options is a specialized investment technique which entails a substantial risk of a complete loss of the amounts paid as premiums to the option writer. Such transactions will be entered into only as a hedge against fluctuations in the value of securities which the Portfolio holds or intends to purchase.

      The Portfolio may also write covered call options. A covered call option is an option to acquire a security that a Portfolio owns or has the right to acquire during the option period. Such options will be listed on a national securities exchange and issued by the Options Clearing Corporation.

      The aggregate value of the securities subject to covered call options written by the Portfolio will not exceed 25% of the value of its net assets. In order to close out an option position, the Portfolio may enter into a "closing purchase transaction" -- the purchase of a covered call option on the same security with the same exercise price and expiration date as the option which the Portfolio previously wrote. By writing a covered call option, the Portfolio forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit and it is not able to sell the underlying security until the option expires, is exercised, or the Portfolio effects a closing purchase transaction by purchasing an option of the same series. The use of covered call options will not be a primary investment technique of the Portfolio. For additional information relating to option trading practices, including particular risks, see the Statement of Additional Information.

      FUTURES CONTRACTS AND RELATED OPTIONS. The Portfolio may invest in futures contracts and options on futures contracts. Such transactions, including stock index futures contracts, or options thereon, can be used to simulate full investment in the S&P SmallCap 600 while retaining a cash balance for Portfolio management purposes, or act as a hedge to protect the Portfolio from fluctuations in the value of its securities caused by anticipated changes in interest rates or market conditions without necessarily buying or selling the securities. Hedging is a specialized investment technique that entails skills different from other investment management. The Adviser may also consider such transactions to be economically appropriate for the reduction of risk inherent in the ongoing management of the Portfolio. A stock index futures contract is an agreement in which one party agrees to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value (which assigns relative values to the common stock included in the index) at the close of the last trading day of the contract and the price at which the agreement is originally made. No physical delivery of the underlying stock in the index is contemplated.

      The purchase and sale of futures contracts or related options will not be a primary investment technique of the Portfolio. The Portfolio will not purchase or sell futures contracts (or related options thereon) for hedging purposes if, immediately after purchase, the aggregate initial margin deposits and premiums paid by the Portfolio on its open futures and options positions exceeds 5% of the liquidation value of the Portfolio, after taking into account any unrealized profits and unrealized losses on any such futures or related options contracts into which it has entered. For a more detailed description of futures contracts and related options, see the Statement of Additional Information.

      DEPOSITORY RECEIPTS. The Portfolio may invest in receipts that are issued by banks or brokerage firms and are created by depositing securities listed on the S&P SmallCap 600 into a special account at a custodian bank. The custodian holds such securities for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. The Portfolio may invest in index-based depository receipts in lieu of investment in the actual securities that are listed on the index.

      VARIABLE AND FLOATING RATE INSTRUMENTS. The Portfolio may purchase rated or unrated variable and floating rate instruments. These instruments may include variable rate master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Unrated instruments purchased by the Portfolio will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be purchased. The absence of an active secondary market for a particular variable or floating rate instrument, however, could make it difficult for the Portfolio to dispose of an instrument if the issuer were to default on its payment obligation. The Portfolio could, for these or other reasons, suffer a loss with respect to such instruments.

      SECURITIES OF OTHER INVESTMENT COMPANIES. The Portfolio may invest in securities issued by other investment companies which determine their net asset value per share based on the amortized cost or penny-rounding method. The Portfolio may invest in securities of other investment companies within the limits prescribed by the 1940 Act, which include, subject to certain exceptions, a prohibition on the Portfolio investing more than 10% of the value of its total assets in such securities. Investment companies in which the Portfolio may invest may impose distribution fees as well as other types of commissions or charges. Such charges will be payable by the Portfolio and, therefore, will be borne indirectly by its shareholders. See the Statement of Additional Information under "Investment Objective and Policies -- Securities of Other Investment Companies."

      WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. The Portfolio may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by the Portfolio to purchase or sell securities at a stated price and yield with settlement beyond the normal settlement date. Such transactions permit the Portfolio to lock-in a price or yield on a security, regardless of future changes in interest rates. The Portfolio expects that these transactions will not exceed 25% of the value of its total assets (at the time of purchase) under normal market conditions. The Portfolio does not intend to engage in such transactions for speculative purposes but only for the purpose of acquiring portfolio securities.

      ILLIQUID SECURITIES. The Portfolio will not invest more than 15% of the value of its net assets in illiquid securities. Repurchase agreements that do not provide for settlement within seven days, time deposits maturing in more than seven days, and securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), but that may be purchased by institutional buyers pursuant to SEC Rule 144A are subject to this 15% limit (unless the Adviser, pursuant to guidelines established by the Fund's Board of Directors, determines that a liquid market exists). The Adviser expects that less than 5% of the Portfolio's net assets will be invested in Rule 144A securities during the current year.

      INVESTMENT RISKS AND OTHER CONSIDERATIONS. The Portfolio's ability to correlate its performance with the S&P SmallCap 600 may be affected by, among other things, changes in the securities markets, the manner in which the S&P SmallCap 600 is calculated and the timing of purchases and redemptions of the Portfolio's shares. The Fund expects the investments of the Portfolio to decline in value whenever the market, as represented by the securities in the S&P SmallCap 600, declines. The Portfolio should exhibit price volatility similar to that of the S&P SmallCap 600. It is impossible to eliminate risk from investments in common stocks. Although the S&P SmallCap 600 was first published in 1994, S&P has reconstructed its performance for earlier years. The average annual total return of the S&P SmallCap 600 from 1987 to 1996, with dividends reinvested, was 15.56%. Returns in individual calendar years ranged from a low of -13.50% (in 1987) to a high of 48.49% (in 1991). The past performance of the S&P SmallCap 600 should not be considered representative of the S&P SmallCap 600's or the Portfolio's future performance.

      The S&P SmallCap 600 Index has above-average risk and may fluctuate more than S&P 500 Stock Price Index, which invests in stocks of larger, more established companies. Small capitalization companies may be subject to more abrupt or erratic price movements than the stocks of larger, established companies or the stock market as a whole. Among the reasons for this greater price volatility are the less than certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such stocks and the greater exposure of small capitalization companies to changing economic conditions. In addition, such companies often have limited product lines, smaller markets or fewer financial resources.

      Because of the risks associated with investing in the small companies that comprise the S&P SmallCap 600, you should consider your investment in the Portfolio to be long-term. This Portfolio is not designed to provide you with a means to speculate on short-term movements in the stock market.

      PORTFOLIO TRANSACTIONS. All orders for transactions in securities or options on behalf of the Portfolio are placed by the Adviser with broker-dealers that it selects. To the extent permitted by the 1940 Act and guidelines adopted by the Fund's Board of Directors, the Portfolio may utilize the Distributor or one or more of its affiliates as a broker in connection with the purchase or sale of securities when the Adviser believes the charge for the transaction does not exceed the usual and customary broker's commission.

                             INVESTMENT LIMITATIONS

      The investment limitations set forth below are fundamental policies and may be changed only by a vote of a majority of the outstanding Shares of the Portfolio. Other investment limitations that also cannot be changed without a vote of shareholders are contained in the Statement of Additional Information under "Investment Objective and Policies."

      The Portfolio may not:

            1. Purchase securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after and as a result of such investments, more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Portfolio or the Fund, except that up to 25% of the Portfolio's total assets may be invested without regard to such limitations.

            2. Purchase any securities which would cause 25% or more of the Portfolio's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that, however, (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government, its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry).

            3. Borrow money or issue senior securities, except that the Portfolio may borrow from banks and may enter into reverse repurchase agreements for temporary defensive purposes in amounts not in excess of 10% of the Portfolio's total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the Portfolio's total assets at the time of such borrowing; or purchase securities while its borrowings exceed 5% of its total assets. The Portfolio's transactions in futures and related options (including the margin posted by the Portfolio in connection with such transactions), and securities held in escrow or separate accounts in connection with the Portfolio's investment practices described in this Prospectus or the Statement of Additional Information are not subject to this limitation.

            4. Make loans, except that the Portfolio may purchase or hold debt instruments, lend portfolio securities and make other investments in accordance with its investment objective and policies, and enter into repurchase agreements.

            5. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to the Portfolio's transactions in options, and futures contracts and related options, and (b) the Portfolio may obtain short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities.

      If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting solely from a change in the value of the Portfolio's securities will not constitute a violation of such limitation.


                                PRICING OF SHARES

      The Portfolio's net asset value per Share is determined by the Administrator as of the close of regular trading hours on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time) on each weekday, with the exception of those holidays on which the Exchange or the Federal Reserve Bank of St. Louis are closed (a "Business Day"). Currently, one or both of these institutions are closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day (observed).

      Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded on only over-the-counter markets are valued on the basis of market values when available. Securities for which there are no transactions are valued at the average of the current bid and asked prices. Other securities, including restricted and other securities for which market quotations are not readily available, and other assets are valued at fair value by the Adviser under the supervision of the Board of Directors. Investments in debt securities with remaining maturities of 60 days or less may be valued based upon the amortized cost method. For further information about valuation of investments, see "Net Asset Value" in the Statement of Additional Information.

      The public offering price for each class of Shares is based upon net asset value per Share plus, in the case of Investor A Shares, a front-end sales charge. A class will calculate its net asset value per Share by adding the value of the Portfolio's investments, cash and other assets attributable to the class, subtracting the Portfolio's liabilities attributable to that class, and then dividing the result by the total number of Shares in the class that are outstanding.


                        HOW TO PURCHASE AND REDEEM SHARES

PURCHASE OF SHARES

      Institutional Shares are sold to financial institutions, such as banks, trust companies, thrift institutions, mutual funds or other financial institutions (collectively "financial institutions") acting on behalf of their employee benefit, retirement plan or other such accounts for which they do not have investment discretion. Institutional Shares are sold to qualified purchasers without a sales charge imposed by the Fund or the Distributor. Generally, investors purchase Institutional Shares through a financial institution, which is responsible for transmitting purchase orders directly to the Fund.

      Purchases may be effected on Business Days when the Adviser, Distributor and Mercantile (the Custodian) are open for business. The Fund reserves the right to reject any purchase order, including purchases made with foreign and third party drafts or checks.

      Financial institutions placing orders directly or on behalf of their clients should contact the Fund at 1-800-452-4015. Investors may also call the Fund for information on how to purchase Shares.

      All shareholders of record will receive confirmations of Share purchases, exchanges and redemptions in the mail. An investor's Shares are held in the name of the financial institution that has entered into a servicing agreement with the Fund, and such financial institution is responsible for transmitting purchase, exchange and redemption orders to the Fund on a timely basis, recording all purchase, exchange and redemption transactions, and providing regular account statements which confirm such transactions to beneficial owners (or arranging for such services). Payment for orders which are not received or accepted will be returned after prompt inquiry to the transmitting financial institution.

      If purchase orders are received in good form and accepted by the Fund prior to 4:00 p.m. (Eastern time) on any Business Day, Institutional Shares will be priced according to the net asset value per Share next determined on that day after receipt of the order. Immediately available funds must be received by the Custodian prior to 4:00 p.m. on the next Business Day following receipt of such order. If funds are not received by such date, the order will be cancelled, and notice thereof will be given to the financial institution placing the order.

EXCHANGE PRIVILEGE

      The exchange privilege enables shareholders to exchange Institutional Shares of the Portfolio for Institutional Shares of another portfolio offered by the Fund. Exchanges for Institutional Shares in another portfolio are effected without payment of any exchange or sales charges. The exchange privilege may be exercised only in those states where Institutional Shares of such other portfolio may legally be sold.

      The Fund reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time upon 60 days' written notice to shareholders. An investor may telephone an exchange request by calling his or her financial institution, which is responsible for transmitting such request to the Fund. See "Other Exchange or Redemption Information" below. An investor should consult the financial institution or the Fund for further information regarding procedures for exchanging Shares.

      In addition to the Small Cap Equity Index Portfolio described in this Prospectus, the Fund currently offers Institutional Shares in the following portfolios:

      -  The ARCH Treasury Money Market Portfolio
      -  The ARCH Money Market Portfolio
      -  The ARCH U.S. Government Securities Portfolio
      -  The ARCH Intermediate Corporate Bond Portfolio
      -  The ARCH Bond Index Portfolio
      -  The ARCH Government & Corporate Bond Portfolio
      -  The ARCH Equity Income Portfolio
      -  The ARCH Equity Index Portfolio
      -  The ARCH Growth & Income Equity Portfolio
      -  The ARCH Growth Equity Portfolio
      -  The ARCH Small Cap Equity Portfolio
      -  The ARCH International Equity Portfolio
      -  The ARCH Balanced Portfolio

      For information concerning these portfolios, please call 1-800-452-4015. Shareholders exercising the exchange privilege with any of the other portfolios in the Fund should request and review the portfolio's Prospectus carefully prior to making an exchange.

REDEMPTION OF SHARES

      Redemption orders should be placed with or through the same financial institution that placed the original purchase order. Redemption orders are effected at the Portfolio's net asset value per Share next determined after receipt of the order by the Fund. The financial institution is responsible for transmitting redemption orders to the Fund on a timely basis. Proceeds from redemptions of Institutional Shares of the Portfolio with respect to redemption orders received and accepted by the Fund before 4:00 p.m. (Eastern time) on a Business Day normally are sent electronically to the financial institution that placed the redemption order the next Business Day after the Distributor's receipt of the order in good form. No charge for sending redemption payments electronically is currently imposed by the Fund, although a charge may be imposed in the future. The Fund reserves the right to send redemption proceeds electronically within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Portfolio.

      A written request for redemption must be received by the Fund in order to honor the request. The Transfer Agent may require a signature guarantee by an eligible guarantor institution. For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. The signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption check is payable to the shareholder(s) of record and (2) the redemption check is mailed to the shareholder(s) at the address of record or the proceeds are either mailed or sent electronically to a commercial bank account previously designated on the account application. An investor with questions or needing assistance should contact the financial institution servicing his or her account or the Distributor. Additional documentation may be required if the redemption is requested by a corporation, partnership, trust, fiduciary, executor, or administrator. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, investors are encouraged to follow the procedures described in "Other Exchange or Redemption Information" below.

      Neither the Fund nor its service providers will be liable for any loss, damage, expense or cost arising out of any telephone redemption effected in accordance with the Fund's telephone redemption procedures, upon instructions reasonably believed to be genuine. The Fund will employ procedures designed to provide reasonable assurance that instructions by telephone are genuine; if these procedures are not followed, the Fund or its service providers may be liable for any losses due to unauthorized or fraudulent instructions. If Share certificates are outstanding with respect to an account, the telephone redemption and exchange privilege is not available.

OTHER EXCHANGE OR REDEMPTION INFORMATION

      During periods of substantial economic or market change or activity, telephone redemptions or exchanges may be difficult to complete. In such event, Shares may be redeemed or exchanged by mailing the request directly to the financial institution through which the original Shares were purchased or directly to the Fund at P.O. Box 78069, St. Louis, Missouri 63178.

      At various times, the Fund may be requested to redeem Shares for which it has not yet received good payment. In such circumstances, the Fund may delay the forwarding of proceeds until payment has been collected for the purchase of such Shares which may take up to 15 days or more. To avoid delay in payment upon redemption shortly after purchasing Shares, investors should purchase Shares by certified or bank check or by electronic transfer. The Fund intends to pay cash for all Shares redeemed, but under abnormal conditions which make payment in cash unwise, the Fund may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

      A shareholder may be required to redeem Shares in the Portfolio upon 60 days' written notice if the balance in the shareholder's account drops below $500. The Fund will not require a shareholder to redeem Portfolio Shares if the value of the shareholder's account drops below $500 due to fluctuations in net asset value.


                            YIELDS AND TOTAL RETURNS

      Yield and total return quotations are computed separately for Trust Shares, Institutional Shares and Investor A Shares of the Portfolio. YIELD AND TOTAL RETURN FIGURES WILL FLUCTUATE, ARE BASED ON HISTORICAL EARNINGS, AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The methods used to compute the Portfolio's yields and total returns are described below and in the Statement of Additional Information.

      From time to time, performance information such as total return and yield data for the Portfolio's Institutional Shares may be quoted in advertisements or in communications to shareholders. The yield is computed based on the net income of such Shares during a 30-day (or one month) period identified in connection with the particular yield quotation. More specifically, the yield is computed by dividing the Portfolio's net income per Share during a 30-day (or one month) period by the asset value per Share on the last day of the period and annualizing the result.

      The Portfolio's total returns may be calculated on an average annual total return basis, and may also be calculated on an aggregate total return basis, for various periods. Average annual total returns with respect to such Shares reflect the average annual percentage change in value of an investment in such Shares of the particular Portfolio over the particular measuring period. Aggregate total returns reflect the cumulative percentage change in value over the measuring period. Both methods of calculating total returns assume that dividends and capital gain distributions made by the Portfolio during the period are reinvested in the Portfolio's Institutional Shares. When considering average annual total return figures for periods longer than one year, it is important to note that the Portfolio's annual total return for any one year in the period might have been more or less than the average for the entire period.

      Performance data of the Portfolio's Institutional Shares may be compared to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and data such as that provided by S&P, Lehman Brothers, Inc. or any of its affiliates, Ibbotson Associates, Inc., Lipper Analytical Services, Inc. and Mutual Fund Forecaster. References may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Institutional Investor, Pensions and Investments, U.S.A. Today, Fortune, CDA/Weisenberger, Morningstar, Inc. and publications of a local or regional nature. In addition to performance information, general information about the Portfolio that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders.

      Performance quotations of a class of Shares in the Portfolio represents the Portfolio's past performance and should not be considered as representative of future results. Any account fees charged by Service Organizations (as described under "Management of the Fund -- Service Organizations") or other institutions will not be included in the calculations of the Portfolio's yields and total returns. Such fees, if any, will reduce the investor's net return on an investment in the Portfolio. Investors may call 1-800-452-4015 to obtain current yield and total return information.


                           DIVIDENDS AND DISTRIBUTIONS

      Net investment income of the Portfolio is declared and paid quarterly as a dividend to shareholders of record. Shares of the Portfolio earn dividends from the day after the purchase order is received by the Fund through the day the redemption order for such Shares is received. Dividends on each Share of the Portfolio are determined in the same manner and are paid in the same amount, irrespective of class, except that the Portfolio's Trust Shares and Institutional Shares bear all expenses of the respective Administrative Services Plans adopted for such Shares and the Portfolio's Investor A Shares bear all expenses of the Distribution and Services Plan adopted for such Shares. See "Management of the Fund" and "Other Information Concerning the Fund and Its Shares."

      Net realized capital gains of the Portfolio, if any, are distributed at least annually. All dividends and distributions paid on the Portfolio's Shares are automatically reinvested in additional Shares of the same class unless the investor has (i) otherwise indicated on the account application, or (ii) redeemed all the Shares held in the Portfolio, in which case a distribution will be paid in cash. Reinvested dividends and distributions will be taxed in the same manner as those paid in cash.


                                      TAXES

FEDERAL TAXES

      The Portfolio intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), for the current taxable year. It is intended that the Portfolio will continue to so qualify as long as such qualification is in the best interests of shareholders. A regulated investment company generally is exempt from federal income tax on amounts distributed to shareholders.

      Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that the Portfolio distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its exempt-interest income (if any) net of certain deductions for such year. In general, the Portfolio's investment company taxable income will be its taxable income, including dividends, interest and short-term capital gains (the excess of net short-term capital gain over net long-term capital loss), subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. It is the policy of the Portfolio to distribute as dividends substantially all of its investment company taxable income and any net tax-exempt interest income each year. Such dividends will be taxable as ordinary income to the Portfolio's shareholders who are not currently exempt from federal income taxes, whether such income is received in cash or reinvested in additional Shares. (Federal income taxes for distributions to an IRA are deferred under the Code.) Such dividends will qualify for the dividends received deduction for corporations to the extent of the total qualifying dividends received by the Portfolio from domestic corporations for the taxable year.

      Substantially all of the Portfolio's net realized long-term capital gains, if any, will be distributed at least annually to its shareholders. The Portfolio will generally have no tax liability with respect to such gains and the distributions will be taxable to shareholders who are not currently exempt from federal income taxes as long-term capital gains, regardless of how long the shareholders have held the Shares and whether such dividends are received in cash or reinvested in additional Shares.

      An investor considering purchasing Shares of the Portfolio on or just before the record date of any dividend or capital gains distribution should be aware that the amount of the forthcoming distribution, although in effect a return of capital, will be taxable.

      Dividends declared by the Portfolio in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by the shareholders and paid by the Portfolio on December 31 of such year in the event such dividends are actually paid during January of the following year.

      The Portfolio may be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross sale proceeds paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

      A taxable gain or loss may be realized by an investor upon redemption, transfer or exchange of Shares, depending upon the cost of such Shares when purchased and their price at the time of redemption, transfer or exchange. If an investor holds Shares for six months or less and during that time receives an exempt-interest dividend on those Shares, any loss realized on the sale or exchange of those Shares will be disallowed to the extent of the exempt-interest dividend.

STATE AND LOCAL TAXES

      The application of state and local taxes may have different consequences from those of the federal income tax law described above. In particular, shareholders should note that dividends paid by the Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of such dividends may be derived from interest on obligations that, if realized directly, would be exempt from such income taxes.

MISCELLANEOUS

      The foregoing summarizes some of the important federal and state tax considerations generally affecting the Portfolio and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Portfolio should consult their tax advisers with specific reference to their own tax situation. Shareholders will be advised at least annually as to the federal income tax consequences of distributions made each year.

                             MANAGEMENT OF THE FUND

      The Fund is managed under the direction of its Board of Directors. The Statement of Additional Information contains the names of and general background information concerning each director.

INVESTMENT ADVISER

      Mississippi Valley Advisors Inc. ("MVA") serves as the investment adviser to the Portfolio. MVA's principal office is located at One Mercantile Center, Seventh & Washington Streets, St. Louis, Missouri 63101. MVA is a wholly-owned subsidiary of Mercantile. As of December 31, 1996, MVA had approximately $7.9 billion in assets under investment management, including the Fund's assets, which were approximately $2.5 billion. MVA also serves as investment adviser to each of the Fund's other portfolios.

      Subject to the general supervision of the Fund's Board of Directors and in accordance with the Fund's investment policies, MVA manages the Portfolio, makes investment decisions with respect to and places orders for all purchases and sales of the Portfolio's securities and other investments, and directs the maintenance of the Portfolio's records relating to such purchases and sales.

      For the services provided and expenses assumed pursuant to the investment advisory agreement, MVA is entitled to receive fees, computed daily and payable monthly, at the annual rate of 0.40% of the Portfolio's average daily net assets.

      MVA may from time to time voluntarily reduce all or a portion of its advisory fee to increase the net income of the Portfolio available for distributions as dividends. The voluntary fee reduction will cause the return of the Portfolio to be higher than it would otherwise be in the absence of such reduction.

ADMINISTRATOR

      BISYS Fund Services Ohio, Inc., located at 3435 Stelzer Road, Columbus, Ohio 43219, acts as the Portfolio's Administrator. The Administrator also serves as the administrator to each of the Fund's other portfolios.

      The Administrator generally assists in all aspects of each Portfolio's administration and operation and also monitors and performs other services pertaining to the Portfolio's arrangements with Service Organizations under the Administrative Services Plan described below. For its services, the Administrator is entitled to receive a fee, computed daily and payable monthly, at the annual rate of .20% of the Portfolio's average daily net assets.

      From time to time, the Administrator may voluntarily waive all or a portion of the fees otherwise payable by the Portfolio in order to increase the net income available for distribution to shareholders.

DISTRIBUTOR

      Institutional Shares of the Portfolio are sold continuously by the Distributor, BISYS Fund Services ("BISYS"), an affiliate of the Administrator. BISYS is a registered broker-dealer with principal offices at 3435 Stelzer Road, Columbus, Ohio 43219. The Distributor also acts as distributor to each of the Fund's other Portfolios.

ADMINISTRATIVE SERVICES PLAN

      The Fund has adopted an Administrative Services Plan with respect to Institutional Shares of the Portfolio. Pursuant to the Administrative Services Plan, Institutional Shares are sold to banks and other financial institutions (which may include Mercantile or its affiliated or correspondent banks) on behalf of their qualified accounts (such financial institutions collectively, the "Service Organizations"), which agree to provide certain shareholder administrative services for their clients or account holders (collectively, the "customers") who are the beneficial owners of such Shares. The holders of Institutional Shares bear separately their pro rata portion of the fees which may be paid to Service Organizations for such services at an annual rate of up to .30% of the average daily net assets of the Portfolio's Institutional Shares owned beneficially by a Service Organization's customers.

SERVICE ORGANIZATIONS

      The servicing agreements adopted under the Administrative Services Plan (collectively, the "Servicing Agreements") require the Service Organizations receiving such compensation (which may include Mercantile and its affiliates) to perform certain services, including providing administrative services with respect to the beneficial owners of Institutional Shares of the Portfolio, such as establishing and maintaining accounts and records for their customers who invest in such Shares, assisting customers in processing purchase, exchange and redemption requests, and responding to customer inquiries concerning their investments.

      Under the Servicing Agreements and upon notice to the Fund, a Service Organization may subcontract with one or more entities for the performance of certain services provided under its

Servicing Agreements with the Fund. Such Service Organization shall be as fully responsible to the Fund for the acts or omissions of any sub-contractor as it would be for its own acts or omissions. The fees payable to any sub-contractor are paid by the Service Organization out of the fees it receives from the Fund.

       The Fund understands that Service Organizations providing such administrative services may also charge fees to their customers beneficially owning such Shares. These fees would be in addition to any amounts which may be received by such a Service Organization under its Servicing Agreement with the Fund. The Fund's Servicing Agreements require a Service Organization to disclose to its customers any compensation payable to the Service Organization by the Portfolio and any other compensation payable by its customers in connection with their investment in such Shares. Customers of such Service Organizations receiving servicing fees should read this Prospectus in light of the terms governing their accounts with their Service Organization.

CUSTODIAN, TRANSFER AGENT AND SUB-TRANSFER AGENT

      Mercantile Bank National Association, an affiliate of the Fund and a wholly-owned subsidiary of Mercantile Bancorporation, Inc., with principal offices located at One Mercantile Center, 8th and Locust Streets, St. Louis, Missouri 63101, serves as Custodian of the Portfolio's assets. BISYS Fund Services Ohio, Inc. also serves as the Fund's transfer agent and dividend disbursing agent. Its address is 3435 Stelzer Road, Columbus, Ohio 43219.

      Pursuant to an agreement with BISYS Fund Services Ohio, Inc. and in connection with the Institutional Shares offered to its customers, a financial institution (which may include Mercantile or its affiliated or correspondent banks) may serve as sub-transfer agent with respect to the underlying beneficial owners of Institutional Shares. For the account maintenance services provided, a sub-transfer agent is entitled to receive an annual fee of $30 with respect to each beneficial owner's holding in Institutional Shares (irrespective of the number of portfolios of the Fund in which such Institutional Shares are held).

REGULATORY MATTERS

      Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, or controlling the Shares of a registered, open-end investment company continuously engaged in the issuance of its Shares, and prohibit banks generally from issuing, underwriting, selling, or distributing securities such as Shares of the Portfolio. Such banking laws and regulations do not prohibit such a holding company or affiliate, or banks, from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing Shares of such a company as agent for and upon the order of customers. Mercantile, MVA, Service Organizations that are banks or bank affiliates, and broker-dealers that are bank affiliates are subject to such laws and regulations, but believe they may perform the services for the Portfolio contemplated by their respective agreements, this Prospectus and the Statement of Additional Information without violating applicable banking laws and regulations. In addition, state securities laws on this issue may differ from the interpretation of federal laws expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

      Should future legislative, judicial, or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of the Portfolio and its shareholders, the Fund might be required to alter materially or discontinue its arrangements with such companies and change its method of operation. It is not expected that investors would suffer any adverse financial consequences as a result of any of these occurrences.

      If current restrictions preventing a bank from legally sponsoring, organizing, controlling, or distributing Shares of an investment company were relaxed, Mercantile, or an affiliate of Mercantile, would consider the possibility of offering to perform additional services for the Portfolio. It is not possible, of course, to predict whether or in what form such legislation might be enacted or the terms upon which Mercantile, or such an affiliate, might offer to provide such services.

      Conflict of interest restrictions may apply to the receipt of compensation paid pursuant to a Servicing Agreement by the Portfolio to a financial intermediary in connection with the investment of fiduciary funds in the Portfolio's Shares. Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the Securities and Exchange Commission, the Department of Labor or state securities commissions, should consult legal counsel before entering into Servicing Agreements.

EXPENSES

      Except as noted above and in the Statement of Additional Information under "Investment Advisory and Administrative Contracts" and "Custodian and Transfer Agent," the Fund's service contractors bear all of their own expenses in connection with the performance of their services, except that the Distributor is compensated pursuant to the Distribution and Services Plan (as described below under "Other Information Concerning the Fund and

Its Shares"). The Portfolio's expenses are deducted from the total income of the Portfolio before dividends and distributions are paid. These expenses include, but are not limited to, fees paid to the Adviser and Administrator, transfer agency fees, fees and expenses of officers and directors who are not affiliated with the Adviser or the Distributor, taxes, interest, legal fees, custodian fees, auditing fees, 12b-1 fees, servicing fees, certain fees and expenses in registering and qualifying the Portfolio and its Shares for distribution under federal and state securities laws, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, the expense of reports to shareholders, shareholders' meetings and proxy solicitations, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Adviser, Distributor or Administrator under their respective agreements with the Fund. The Fund also pays for brokerage fees, commissions and other transaction charges, if any, in connection with the purchase and sale of portfolio securities. Any general expenses of the Fund that are not readily identifiable as belonging to a particular portfolio will be allocated among all the Fund's portfolios by or under the direction of the Board of Directors in a manner the Board determines to be fair and equitable. Any expenses relating only to a particular class of Shares within a portfolio will be borne solely by such class. See "Certain Financial Information" and "Management of the Fund" above for additional information regarding expenses of the Portfolio.


                          OTHER INFORMATION CONCERNING
                             THE FUND AND ITS SHARES

DESCRIPTION OF SHARES

      The Fund was organized on September 9, 1982 as a Maryland corporation and is a mutual fund of the type known as an "open-end management investment company." The Fund's principal office is located at 3435 Stelzer Road, Columbus, Ohio 43219.

      The Fund's Charter authorizes the Board of Directors to issue up to seven billion full and fractional shares of common stock, and to classify and reclassify any unauthorized and unissued shares into one or more classes of shares. The Board of Directors may similarly classify or reclassify any class of shares into one or more series.

      Pursuant to such authority, the Board of Directors has authorized the issuance of the following series of shares representing interests in the Portfolio, which is classified as a diversified company under the 1940 Act: 50 million Trust Shares,

25 million Institutional Shares and 25 million Investor A Shares. Investor A Shares and Trust Shares of the Portfolio are described in separate prospectuses which are available from the Distributor at the telephone number on page 1 of this Prospectus. The Board of Directors has also authorized the issuance of additional classes of shares representing interests in other investment portfolios of the Fund, which are likewise described in separate prospectuses available from the Distributor. Shares in the Portfolio will be issued without Share certificates.

      The Institutional Shares of the Portfolio are described in this Prospectus. The Portfolio also offers Trust Shares and Investor A Shares. Trust Shares, which are offered to financial institutions acting on their own behalf or on behalf of certain qualified accounts, are sold without a sales charge. Investor A Shares are sold through selected broker/dealers and other financial intermediaries to individual or institutional customers. Investor A Shares of the Portfolio are sold with a maximum 2.5% front-end sales charge. Trust Shares, Institutional Shares and Investor A Shares bear their pro rata portion of all operating expenses paid by the Portfolio, except that Trust Shares and Institutional Shares bear all payments under the Portfolio's respective Administrative Services Plans adopted for such Shares and Investor A Shares bear all payments under the Portfolio's Distribution and Services Plan adopted for such Shares. In addition, Institutional Shares of the Portfolio bear the expense of certain sub-transfer agency fees.

      Payments under the Administrative Services Plan for Trust Shares are made to Service Organizations for administrative services provided to the Service Organizations' clients or account holders who are the beneficial owners of Trust Shares. Payments under the Administrative Services Plans may not exceed .30% (on an annual basis) of the average daily net asset value of the Portfolio's outstanding Trust Shares.

      Payments under the Distribution and Services Plan for Investor A Shares are made to (i) the Distributor or another person for providing distribution assistance and assuming certain related expenses, and (ii) Service Organizations for administrative services provided to the Service Organizations' clients or account holders who are the beneficial owners of Investor A Shares. Payments under the Distribution and Services Plan for Investor A Shares may not exceed
 .30% (on an annual basis) of the average daily net asset value of the outstanding Investor A Shares of the Portfolio. Distribution payments made under the Distribution and Services Plan are subject to the requirements of Rule 12b-1 under the 1940 Act.

      The Fund offers various services and privileges in connection with Investor A Shares of the Portfolio that are not offered in connection with its Trust Shares or Institutional

Shares, including an automatic investment program and an automatic withdrawal plan. In addition, each class of Shares offers different exchange privileges.

      Shareholders are entitled to one vote for each full Share held and proportionate fractional votes for fractional Shares held. Shares of all portfolios of the Fund will vote together and not by class unless otherwise required by law or permitted by the Board of Directors. All shareholders of a particular portfolio will vote together as a single class on matters relating to the portfolio's investment advisory agreement and investment objective and fundamental policies. Only holders of Trust Shares, however, will vote on matters relating to the Administrative Services Plan for Trust Shares and only holders of Institutional Shares will vote on matters pertaining to the Administrative Services Plan for Institutional Shares. Similarly, only holders of Investor A Shares will vote on matters pertaining to the Distribution and Services Plan for Investor A Shares.

      The Fund is not required, and currently does not intend, to hold annual meetings except as required by the 1940 Act or other applicable law. Upon the written request of the holders of 10% or more of the outstanding Shares, the Fund will call a special meeting to vote on the question of removal of a director.

      Shares of the Fund's portfolios have noncumulative voting rights and, accordingly, the holders of more than 50% of the Fund's outstanding Shares (irrespective of portfolio or class) may elect all of the Directors. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in this Prospectus, Shares will be fully paid and nonassessable.

MISCELLANEOUS

      As used in this Prospectus, a "vote of a majority of the outstanding Shares" of the Portfolio means, with respect to the approval of an investment advisory agreement or a change in an investment objective or fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of the Portfolio (irrespective of class), or (b) 67% or more of the Shares of the Portfolio (irrespective of class) present at a meeting if more than 50% of the outstanding Shares of the Portfolio are represented at the meeting in person or by proxy.

      As of January 1, 1997, Mercantile and its affiliates possessed, of record on behalf of their underlying customer accounts, voting or investment power with respect to more than 25% of the Fund's outstanding Shares. Therefore, Mercantile may be deemed to be a controlling person of the Fund within the meaning of the 1940 Act.

      Inquiries regarding the Portfolio may be directed to the Fund at 1-800-452-4015.


                         -------------------------------


NO PERSON HAS BEEN AUTHORIZE TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE PORTFOLIO'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE PORTFOLIO, THE FUND, OR THE INDEX PORTFOLIO DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE PORTFOLIO, THE FUND OR THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                              CROSS REFERENCE SHEET
                               (Investor A Shares)


                    The ARCH Small Cap Equity Index Portfolio




Form N-1A Part A Item                            Prospectus Caption
---------------------                            ------------------

1.    Cover Page.................................  Cover Page

2.    Synopsis...................................  Expense Summary
                                                   for Investor A Shares

3.    Condensed Financial
        Information..............................  Yields and Total Returns

4.    General Description
        of Registrant............................  Highlights; Investment
                                                   Objective, Policies and
                                                   Risk Considerations;
                                                   Other Information Concerning
                                                   the Fund and Its Shares

5.    Management of the Fund.....................  Management of the Fund

5A.   Management's Discussion of
        Fund Performance.........................  Inapplicable

6.    Capital Stock and
        Other Securities.........................  How to Purchase and
                                                   Redeem Shares; Dividends
                                                   and Distributions;
                                                   Taxes; Other Information
                                                   Concerning the Fund
                                                   and Its Shares

7.    Purchase of Securities
        Being Offered............................  How to Purchase and
                                                     Redeem Shares

8.    Redemption or Repurchase...................  How to Purchase and
                                                   Redeem Shares

9.    Pending Legal Proceedings..................  Inapplicable

                                 THE ARCH FAMILY
                                 OF MUTUAL FUNDS

                                 INVESTOR SHARES


                        SMALL CAP EQUITY INDEX PORTFOLIO












                       PROSPECTUS DATED ___________, 1997

                                TABLE OF CONTENTS

                                                                            PAGE

Highlights ...........................................................        3
Certain Financial Information ........................................        5
Expense Summary for Investor A Shares ................................        6
Investment Objective, Policies and Risk
  Considerations .....................................................        8
Investment Limitations ...............................................       16
Pricing of Shares ....................................................       17
How to Purchase and Redeem Shares ....................................       18
      Purchase of Shares .............................................       18
      Automatic Investment Program (AIP) .............................       20
      Applicable Sales Charges .......................................       20
      Reduced Sales Charges ..........................................       22
      Exchange Privilege .............................................       23
      Redemption of Shares ...........................................       25
      Redemption by Mail .............................................       25
      Redemption by Telephone ........................................       26
      Automatic Withdrawal Plan (AWP) ................................       26
      Purchase of Shares at Net Asset Value ..........................       27
      Other Exchange or Redemption Information .......................       27
Yields and Total Returns .............................................       28
Dividends and Distributions ..........................................       29
Taxes ................................................................       30
Management of the Fund ...............................................       32
Other Information Concerning the Fund and its Shares .................       37
      Miscellaneous ..................................................       39

                             THE ARCH FUND(R), INC.

                    THE ARCH SMALL CAP EQUITY INDEX PORTFOLIO


                                INVESTOR A SHARES

         The ARCH Fund, Inc. is an open-end management investment company that currently offers Shares in eighteen investment portfolios. This Prospectus describes the Investor A Shares of the ARCH SMALL CAP EQUITY INDEX PORTFOLIO (the "Portfolio"). Investor A Shares are sold through selected broker/dealers and other financial intermediaries to individual customers. Investor A Shares are sold with a front-end sales charge.

         The Portfolio uses a strategy called "indexing," which means that it seeks to provide investment results that, before deduction of operating expenses, approximate the price and yield performance of a particular set of securities or market segment. The Portfolio's market segment is:

         THE ARCH SMALL CAP EQUITY INDEX PORTFOLIO - U.S. common stocks with smaller stock market capitalizations as represented by the Standard & Poor's Small Capitalization Stock Index (the "S&P SmallCap 600").

         Mississippi Valley Advisors Inc. ("MVA" or the "Adviser"), a wholly-owned subsidiary of Mercantile Bank National Association ("Mercantile"), acts as investment adviser for the Portfolio; Mercantile serves as custodian; BISYS Fund Services Ohio, Inc. (the "Administrator") serves as administrator; and BISYS Fund Services (the "Distributor") serves as sponsor and distributor.

         This Prospectus sets forth concisely certain information about the Portfolio that prospective investors should know before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Portfolio, contained in a Statement of Additional Information dated _______________, 1997, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this Prospectus. An investor may obtain the Statement of Additional Information without charge by writing the Fund at P.O. Box 78069, St. Louis, Missouri 63178 or by calling 1-800-452-ARCH (2724).

         Portfolio Shares are not bank deposits, are not federally insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency, and are not the obligations of or guaranteed or otherwise supported by any bank. An investment in the Portfolio involves investment risk, including possible loss of principal.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               _____________, 1997

                                   HIGHLIGHTS

         The ARCH Fund, Inc. (the "Fund") is an open-end management investment company (commonly known as a mutual fund) registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers investment opportunities in eighteen investment portfolios. This Prospectus relates to one of those portfolios: the ARCH SMALL CAP EQUITY INDEX PORTFOLIO (the "Portfolio"). In addition, the Fund offers investment opportunities in the ARCH Treasury Money Market, Money Market, Tax-Exempt Money Market, U.S. Government Securities, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond, Short-Intermediate Municipal, Missouri Tax-Exempt Bond, National
Municipal Bond, Equity Income, Equity Index, Growth & Income Equity, Growth Equity, Small Cap Equity, International Equity and Balanced Portfolios, which are described in separate Prospectuses. The Portfolio represents a separate pool of assets with a different investment objective and different policies than the Fund's other portfolios (as described below under "Investment Objective, Policies and Risk Considerations"). MVA serves as adviser, Mercantile as custodian, BISYS Fund Services Ohio, Inc. as administrator, and BISYS Fund Services as sponsor and distributor. For information on expenses, fee waivers and services, see "Certain Financial Information" and "Management of the Fund."

         The following information generally describes the Portfolio and its investment objective. There can be no assurance that the Portfolio will be able to achieve its investment objective.

         The Small Cap Equity Index Portfolio is designed for investors who are willing to accept the risks associated with an investment in equity securities, and who seek investment results that, before deduction for operating expenses, approximate the price and yield performance of U.S. common stocks with smaller stock market capitalizations, as represented by the S&P SmallCap 600.

         Investors should note that the Portfolio may, subject to its investment policies and limitations, enter into repurchase agreements and reverse repurchase agreements, make securities loans, invest in options and futures and index-based depository receipts, and make limited investments in illiquid securities and securities issued by other investment companies. These investment practices involve investment risks of varying degrees. For example, default by a counterparty to a repurchase agreement or securities lending transaction could expose the Portfolio to loss because of adverse market action or possible delay in disposing of the underlying collateral. Reverse repurchase agreements are subject to the risk that the market value of the securities sold by the Portfolio will decline below the repurchase price which the Portfolio is obligated to pay.

Purchasing options is a specialized investment technique which entails a substantial risk of loss of amounts paid as premiums to option writers. There is no assurance that a liquid market will exist for a particular futures contract at any particular time. See "Investment Objective, Policies and Risk Considerations" below and the Statement of Additional Information under "Investment Objective and Policies."

         The Fund offers investors the opportunity to invest in a variety of professionally managed investments without having to become involved with detailed management, accounting and safekeeping procedures normally related to direct investments in securities. The Fund also offers the availability of a family of eighteen mutual funds should your investment goals change.

         This Prospectus describes the Investor A Shares of the Portfolio. Investor A Shares are sold with a front-end sales charge. For information on purchasing, exchanging or redeeming Investor A Shares of the Portfolio, please see "How to Purchase and Redeem Shares" below.

                          CERTAIN FINANCIAL INFORMATION

         Shares of the Portfolio have been classified into three classes of Shares -- Trust Shares, Institutional Shares and Investor A Shares. Shares of each class in the Portfolio represent equal, pro rata interests in the investments held by the Portfolio and are identical in all respects, except that Shares of each class bear separate distribution and/or shareholder administrative servicing fees and certain other operating expenses, and enjoy certain exclusive voting rights on matters relating to these fees. See "Other Information Concerning the Fund and Its Shares," "Management of the Fund -- Distribution and Services Plan" and "Management of the Fund -- Custodian and Transfer Agent" below. As a result of payments for distribution and/or shareholder administrative servicing fees and certain other operating expenses that may be made in differing amounts, the net investment income of Trust Shares, Institutional Shares and Investor A Shares in the Portfolio can be expected, at any given time, to be different.

                               EXPENSE SUMMARY FOR
                                INVESTOR A SHARES



                                                                      SMALL CAP
                                                                       EQUITY
                                                                        INDEX
                                                                      PORTFOLIO
                                                                      ---------
SHAREHOLDER TRANSACTION EXPENSES
 Front-End Sales Load Imposed on
  Purchases (as a percentage of
  offering price)(1) .......................................             2.5%

ANNUAL PORTFOLIO OPERATING
 EXPENSES
 (as a percentage of average
   net assets)
 Investment Advisory Fees (net
   of fee waivers)(2) ......................................            0.00%

 12b-1 Fees ................................................            0.30%

 Other Expenses (including
   administration fees
   and other expenses) (net
   of fee waivers and expense
   reimbursements)(3,4) ....................................             .40%
                                                                        ----
TOTAL PORTFOLIO OPERATING
   EXPENSES (net of fee waivers
   and expense reimbursements)(4) ..........................             .70%
                                                                        ====


------------------------

(1) Reduced sales charges may be available. See "How to Purchase and Redeem Shares."
(2)    Without fee waivers, advisory fees would be .40%.
(3)    Without fee waivers, administration fees would be .20%.


(4) Without fee waivers and expense reimbursements, Other Expenses would be .50% and Total Portfolio Operating Expenses would be 1.20%. Such fee waivers and expense reimbursements are expected to continue during the current fiscal year.

EXAMPLE                                        1 YEAR              3 YEARS
                                               ------              -------

You would pay the following
expenses on a $1,000 investment,
assuming (1) deduction at the time of
purchase of the maximum applicable
front-end sales charge, (2) a 5%
annual return and (3) redemption at
the end of each period:

Small Cap Equity Index Portfolio               $32                 $47


------------------------

         THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. THE PORTFOLIO IS NEW AND ACTUAL EXPENSES AND RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN. Information about the actual performance of the Portfolio will be contained in the Fund's future Annual Reports to Shareholders, which may be obtained without charge when they become available by contacting the Fund at the address or telephone number provided on page 1 of this Prospectus.

         The purpose of the foregoing table is to assist in understanding the various costs and expenses that an investor in the Portfolio's Investor A Shares will bear directly or indirectly. The table reflects the expenses which the Portfolio expects to incur during the next twelve months on its Investor A Shares. For more complete descriptions of the various costs and expenses, see "Management of the Fund" in this Prospectus and the Statement of Additional Information. The table and example have not been audited by the Fund's independent auditors and do not reflect any charges that may be imposed by financial institutions on their customers.

         Because of the payments for distribution services (12b-1 fees) under the Distribution and Services Plan as shown in the above table, long-term shareholders of Investor A Shares of the Portfolio may pay more than the economic equivalent of the maximum front-end sales load permitted by the National Association of Securities Dealers, Inc.

             INVESTMENT OBJECTIVE, POLICIES AND RISK CONSIDERATIONS

         The Small Cap Equity Index Portfolio seeks to provide investment results that, before deduction of operating expenses, approximate the price and yield performance of U.S. common stocks with smaller stock market capitalizations as represented by the S&P SmallCap 600.

         Although management will use its best efforts to achieve the investment objective of the Portfolio, there can be no assurance that it will be able to do so. The investment objective of the Portfolio may be changed by the Fund's Board of Directors without shareholder approval. However, shareholders will be given at least 30 days' written notice before any such change occurs. Except as noted below under "Investment Limitations," the Portfolio's investment policies also may be changed by the Fund's Board of Directors without shareholder approval.

THE INDEXING APPROACH

         The Portfolio is not managed in a traditional sense, that is, by making discretionary judgments based on analysis of economic, financial and market conditions. Instead, the Portfolio uses an investment strategy called "indexing", whereby it seeks to approximate the investment performance of the market segment comprised of U.S. common stocks with smaller stock market capitalizations as represented by the S&P SmallCap 600, through the use of sophisticated computer models to determine which stocks should be purchased or sold, while keeping transaction and administrative costs to a minimum. The Portfolio will invest substantially all but no less than 80% of its total assets in securities listed on the S&P SmallCap 600. The Adviser generally selects securities for the Portfolio on the basis of their weightings in the S&P SmallCap 600. The Portfolio will only purchase a security that is included in the S&P SmallCap 600 at the time of such purchase. With respect to the remaining portion of its total assets, the Portfolio has the ability to hold temporary cash balances which may be invested in U.S. Government obligations and money market instruments. If appropriate, the Portfolio may use options, futures contracts and depository receipts to hedge its positions or for other permissible purposes. The Portfolio also may enter into repurchase and reverse repurchase agreements and lend its portfolio securities.

         While there can be no guarantee that the Portfolio's investment results will precisely match the results of the S&P SmallCap 600, the Adviser believes that, before deduction of operating expenses, there will be a very high correlation between the returns generated by the Portfolio and the S&P SmallCap
600. The Portfolio will attempt to achieve a correlation between its performance and the S&P SmallCap 600 of at least 0.95 before deduction of operating expenses. A correlation of 1.00 would indicate a perfect correlation, which would be achieved when the Portfolio's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the S&P SmallCap 600. The Portfolio's ability to correlate its performance with the S&P SmallCap 600, however, may be affected by, among other things, transaction costs, changes in securities markets, the manner in which Standard & Poor's Ratings Group ("S&P") calculates the S&P SmallCap 600, and the timing of purchases and redemptions. The Adviser monitors the correlation of the performance of the Portfolio in relation to the S&P SmallCap 600 under the supervision of the Board of Directors. In the unlikely event that a high correlation is not achieved, the Board of Directors will take appropriate steps to correct the reason for the lower correlation.

         THE INCLUSION OF A SECURITY IN THE S&P SMALLCAP 600 IN NO WAY IMPLIES AN OPINION BY S&P AS TO ITS ATTRACTIVENESS AS AN INVESTMENT. S&P IS NOT A SPONSOR OF, OR IN ANY WAY AFFILIATED WITH, THE PORTFOLIO.

         The Adviser believes that the indexing approach should involve less portfolio turnover, and thus lower brokerage costs, transfer taxes and operating expenses, than in more traditionally managed funds, although there is no assurance that this will be the case. Ordinarily, the Portfolio will buy or sell securities only to reflect changes in the S&P SmallCap 600 (including mergers or changes in the composition of the S&P SmallCap 600) or to accommodate cash flows into and out of the Portfolio. The costs and other expenses incurred in securities transactions, apart from any difference between the investment results of the Portfolio and that of the S&P SmallCap 600, may cause the return of the Portfolio to be lower than the return of the S&P SmallCap 600. The Portfolio may invest in less than all of the securities included in the S&P SmallCap 600, which may result in a return that does not correspond with that of the S&P SmallCap 600, after taking expenses into account.

THE S&P SMALLCAP 600

         The S&P SmallCap 600 is composed of approximately 600 common stocks. These companies are chosen to be a part of the S&P SmallCap 600 based upon their market size, liquidity and industry group representation. As of January 31, 1997, stocks in the S&P SmallCap 600 had a market capitalization of between $45.5 million and $2.7 billion. To be included in the S&P SmallCap 600, stock selections are also screened by S&P for trading volume, ownership concentration, share price and bid/ask spreads. Normally, the Portfolio will hold all 600 stocks in the S&P SmallCap 600 and will hold each stock in approximately the same percentage as that stock represents in the S&P SmallCap 600. Under certain circumstances, the Portfolio may not hold all 600 stocks in the

S&P SmallCap 600, for example because of changes in the S&P SmallCap 600, or as a result of shareholder activity in the Portfolio. The Portfolio will rebalance its holdings periodically to reflect changes in the S&P SmallCap 600. "Market capitalization" for a company is the market price per share of stock multiplied by the number of shares outstanding. The Adviser believes that the S&P SmallCap 600 is an appropriate benchmark for the Portfolio because it represents a diversified array of small capitalization companies, it is familiar to many investors and it is widely accepted as a reference for small capitalization common stock investments.

OTHER APPLICABLE POLICIES

         Investment methods described in this Prospectus are among those which the Portfolio has the power to utilize. Some may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.

         U.S. GOVERNMENT OBLIGATIONS. Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns Shares of the Portfolio. Examples of the types of U.S. Government obligations that may be held by the Portfolio include, in addition to U.S. Treasury bonds, notes and bills, the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Resolution Trust Corporation, and Maritime Administration. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. There is no assurance that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

         MONEY MARKET INSTRUMENTS. Under certain circumstances described above, the Portfolio may purchase "money market instruments," including commercial paper and bank obligations.

         Investment by the Portfolio in commercial paper will consist of issues that are rated at the time of purchase in one of the two highest rating categories assigned by S&P, Moody's Investors Service, Inc. or another nationally recognized statistical rating organization (each a "Rating Agency") or, if unrated, deemed to be of comparable quality by the Adviser at the time of purchase. Commercial paper may include variable and floating rate instruments. See "Other Applicable Policies -- Variable and Floating Rate Instruments" below.

         Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits of U.S. or foreign banks, having total assets at the time of purchase in excess of $1 billion. Although the Portfolio may invest in obligations of foreign banks or foreign branches of U.S. banks only when the Adviser determines that the instrument presents minimal credit risks, such investments nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks. Foreign banks and foreign branches of U.S. banks are subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of foreign banks or foreign branches of U.S. banks will not exceed 25% of the Portfolio's total assets at the time of purchase.

         REPURCHASE AGREEMENTS. The Portfolio may agree to purchase U.S. Government securities from financial institutions such as banks and broker-dealers, subject to the seller's agreement to repurchase them at a mutually agreed-upon date and price ("repurchase agreements"). The Portfolio will enter into repurchase agreements only with financial institutions such as banks and broker-dealers that the Adviser believes to be creditworthy. During the term of any repurchase agreement, the Adviser will continue to monitor the creditworthiness of the seller and will require the seller to maintain the value of the securities subject to the agreement at not less than 102% of the repurchase price (including accrued interest). Default by a seller could expose the Portfolio to possible loss because of adverse market action or possible delay in disposing of the underlying obligations. Because of the seller's repurchase obligations, the securities subject to repurchase agreements do not have maturity limitations. Although the Portfolio presently does not intend to enter into repurchase agreements providing for settlement in more than seven days, the Portfolio has the authority to do so subject to its limitation on the purchase of illiquid securities described below. Repurchase agreements are considered to be loans under the 1940 Act.

         REVERSE REPURCHASE AGREEMENTS. Subject to the investment limitations set forth below, the Portfolio may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Portfolio would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase them at an agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price which the Portfolio is obligated to pay. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

         SECURITIES LENDING. To increase return or offset expenses, the Portfolio may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash or liquid securities. The collateral must be valued daily, and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Portfolio. By lending its securities, the Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when liquid securities are used as collateral. In accordance with current Securities and Exchange Commission ("SEC") policies, the Portfolio is currently limiting its securities lending to 33-1/3% of its aggregate net assets. Loans are subject to termination by the Portfolio or the borrower at any time.

         OPTIONS. The Portfolio may purchase put and call options listed on a national securities exchange and issued by the Options Clearing Corporation in an amount not exceeding 10% of its net assets. Such options may relate to particular securities or to various stock indexes. Purchasing options is a specialized investment technique which entails a substantial risk of a complete loss of the amounts paid as premiums to the option writer. Such transactions will be entered into only as a hedge against fluctuations in the value of securities which the Portfolio holds or intends to purchase.

         The Portfolio may also write covered call options. A covered call option is an option to acquire a security that a Portfolio owns or has the right to acquire during the option period. Such options will be listed on a national securities exchange and issued by the Options Clearing Corporation.

         The aggregate value of the securities subject to covered call options written by the Portfolio will not exceed 25% of the value of its net assets. In order to close out an option position, the Portfolio may enter into a "closing purchase transaction" -- the purchase of a covered call option on the same security with the same exercise price and expiration date as the option which the Portfolio previously wrote. By writing a covered call option, the Portfolio forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit and it is not able to sell the underlying security until the option expires, is exercised, or the Portfolio effects a closing purchase transaction by purchasing an option of the same series. The use of covered call options will not be a primary investment technique of the Portfolio. For additional information relating to option trading practices, including particular risks, see the Statement of Additional Information.

         FUTURES CONTRACTS AND RELATED OPTIONS. The Portfolio may invest in futures contracts and options on futures contracts. Such transactions, including stock index futures contracts, or options thereon, can be used to simulate full investment in the S&P SmallCap 600 while retaining a cash balance for Portfolio management purposes, or act as a hedge to protect the Portfolio from fluctuations in the value of its securities caused by anticipated changes in interest rates or market conditions without necessarily buying or selling the securities. Hedging is a specialized investment technique that entails skills different from other investment management. The Adviser may also consider such transactions to be economically appropriate for the reduction of risk inherent in the ongoing management of the Portfolio. A stock index futures contract is an agreement in which one party agrees to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value (which assigns relative values to the common stock included in the index) at the close of the last trading day of the contract and the price at which the agreement is originally made. No physical delivery of the underlying stock in the index is contemplated.

         The purchase and sale of futures contracts or related options will not be a primary investment technique of the Portfolio. The Portfolio will not purchase or sell futures contracts (or related options thereon) for hedging purposes if, immediately after purchase, the aggregate initial margin deposits and premiums paid by the Portfolio on its open futures and options positions exceeds 5% of the liquidation value of the Portfolio, after taking into account any unrealized profits and unrealized losses on any such futures or related options contracts into which it has entered. For a more detailed description of futures contracts and related options, see the Statement of Additional Information.

         DEPOSITORY RECEIPTS. The Portfolio may invest in receipts that are issued by banks or brokerage firms and are created by depositing securities listed on the S&P SmallCap 600 into a special account at a custodian bank. The custodian holds such securities for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. The Portfolio may invest in index-based depository receipts in lieu of investment in the actual securities that are listed on the index.

         VARIABLE AND FLOATING RATE INSTRUMENTS. The Portfolio may purchase rated or unrated variable and floating rate instruments. These instruments may include variable rate master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Unrated instruments purchased by the Portfolio will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be purchased. The absence of an active secondary market for a particular variable or floating rate instrument, however, could make it difficult for the Portfolio to dispose of an instrument if the issuer were to default on its payment obligation. The Portfolio could, for these or other reasons, suffer a loss with respect to such instruments.

         SECURITIES OF OTHER INVESTMENT COMPANIES. The Portfolio may invest in securities issued by other investment companies which determine their net asset value per share based on the amortized cost or penny-rounding method. The Portfolio may invest in securities of other investment companies within the limits prescribed by the 1940 Act, which include, subject to certain exceptions, a prohibition on the Portfolio investing more than 10% of the value of its total assets in such securities. Investment companies in which the Portfolio may invest may impose distribution fees as well as other types of commissions or charges. Such charges will be payable by the Portfolio and, therefore, will be borne indirectly by its shareholders. See the Statement of Additional Information under "Investment Objective and Policies -- Securities of Other Investment Companies."

         WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. The Portfolio may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by the Portfolio to purchase or sell securities at a stated price and yield with settlement beyond the normal settlement date. Such transactions permit the Portfolio to lock-in a price or yield on a security, regardless of future changes in interest rates. The Portfolio expects that these transactions will not exceed 25% of the value of its total assets (at the time of purchase) under normal market conditions. The Portfolio does not intend to engage in such transactions for speculative purposes but only for the purpose of acquiring portfolio securities.

         ILLIQUID SECURITIES. The Portfolio will not invest more than 15% of the value of its net assets in illiquid securities. Repurchase agreements that do not provide for settlement within seven days, time deposits maturing in more than seven days, and securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), but that may be purchased by institutional buyers pursuant to SEC Rule 144A are subject to this 15% limit (unless the Adviser, pursuant to guidelines established by the Fund's Board of Directors, determines that a liquid market exists). The Adviser expects that less than 5% of the Portfolio's net assets will be invested in Rule 144A securities during the current year.

         INVESTMENT RISKS AND OTHER CONSIDERATIONS. The Portfolio's ability to correlate its performance with the S&P SmallCap 600 may be affected by, among other things, changes in the securities markets, the manner in which the S&P SmallCap 600 is calculated and the timing of purchases and redemptions of the Portfolio's shares. The Fund expects the investments of the Portfolio to decline in value whenever the market, as represented by the securities in the S&P SmallCap 600, declines. The Portfolio should exhibit price volatility similar to that of the S&P SmallCap 600. It is impossible to eliminate risk from investments in common stocks. Although the S&P SmallCap 600 was first published in 1994, S&P has reconstructed its performance for earlier years. The average annual total return of the S&P SmallCap 600 from 1987 to 1996, with dividends reinvested, was 15.56%. Returns in individual calendar years ranged from a low of -13.50% (in 1987) to a high of 48.49% (in 1991). The past performance of the S&P SmallCap 600 should not be considered representative of the S&P SmallCap 600's or the Portfolio's future performance.

         The S&P SmallCap 600 Index has above-average risk and may fluctuate more than S&P 500 Stock Price Index, which invests in stocks of larger, more established companies. Small capitalization companies may be subject to more abrupt or erratic price movements than the stocks of larger, established companies or the stock market as a whole. Among the reasons for this greater price volatility are the less than certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such stocks and the greater exposure of small capitalization companies to changing economic conditions. In addition, such companies often have limited product lines, smaller markets or fewer financial resources.

         Because of the risks associated with investing in the small companies that comprise the S&P SmallCap 600, you should consider your investment in the Portfolio to be long-term. This Portfolio is not designed to provide you with a means to speculate on short-term movements in the stock market.

         PORTFOLIO TRANSACTIONS. All orders for transactions in securities or options on behalf of the Portfolio are placed by the Adviser with broker-dealers that it selects. To the extent permitted by the 1940 Act and guidelines adopted by the Fund's Board of Directors, the Portfolio may utilize the Distributor or one or more of its affiliates as a broker in connection with the purchase or sale of securities when the Adviser believes the charge for the transaction does not exceed the usual and customary broker's commission.


                             INVESTMENT LIMITATIONS

         The investment limitations set forth below are fundamental policies and may be changed only by a vote of a majority of the outstanding Shares of the Portfolio. Other investment limitations that also cannot be changed without a vote of shareholders are contained in the Statement of Additional Information under "Investment Objective and Policies."

         The Portfolio may not:

                  1. Purchase securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after and as a result of such investments, more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Portfolio or the Fund, except that up to 25% of the Portfolio's total assets may be invested without regard to such limitations.

                  2. Purchase any securities which would cause 25% or more of the Portfolio's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that, however, (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government, its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry).

                  3. Borrow money or issue senior securities, except that the Portfolio may borrow from banks and may enter into reverse repurchase agreements for temporary defensive purposes in amounts not in excess of 10% of the Portfolio's total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the Portfolio's total assets at the time of such borrowing; or purchase securities while its borrowings exceed 5% of its total assets. The Portfolio's transactions in futures and related options (including the margin posted by the Portfolio in connection with such transactions), and securities held in escrow or separate accounts in connection with the Portfolio's investment practices described in this Prospectus or the Statement of Additional Information are not subject to this limitation.

                  4. Make loans, except that the Portfolio may purchase or hold debt instruments, lend portfolio securities and make other investments in accordance with its investment objective and policies, and enter into repurchase agreements.

                  5. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to the Portfolio's transactions in options, and futures contracts and related options, and (b) the Portfolio may obtain short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities.

         If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting solely from a change in the value of the Portfolio's securities will not constitute a violation of such limitation.


                                PRICING OF SHARES

         The Portfolio's net asset value per Share is determined by the Administrator as of the close of regular trading hours on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time) on each weekday, with the exception of those holidays on which the Exchange or the Federal Reserve Bank of St. Louis are closed (a "Business Day"). Currently, one or both of these institutions are closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day (observed).

         Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded on only over-the-counter markets are valued on the basis of market values when available. Securities for which there are no transactions are valued at the average of the current bid and asked prices. Other securities, including restricted and other securities for which market quotations are not readily available, and other assets are valued at fair value by the Adviser under the supervision of the Board of Directors. Investments in debt securities with remaining maturities of 60 days or less may be valued based upon the amortized cost method. For further information about valuation of investments, see "Net Asset Value" in the Statement of Additional Information.

         The public offering price for each class of Shares is based upon net asset value per Share plus, in the case of Investor A Shares, a front-end sales charge. A class will calculate its net asset value per Share by adding the value of the Portfolio's investments, cash and other assets attributable to the class, subtracting the Portfolio's liabilities attributable to that class, and then dividing the result by the total number of Shares in the class that are outstanding.


                        HOW TO PURCHASE AND REDEEM SHARES

PURCHASE OF SHARES

         Investor A Shares of the Portfolio are sold subject to a front-end sales charge. Investor A Shares are sold through broker-dealers or other organizations acting on behalf of their customers. Generally, investors purchase Investor A Shares through a broker-dealer organization which has a sales agreement with the Distributor or through an organization which has entered into a servicing agreement with the Fund with respect to Investor A Shares. The organization is responsible for transmitting purchase orders directly to the Fund.

         In general, the minimum initial investment in the Portfolio is $1,000 and the minimum subsequent investment is $100, except for investments made through (a) the Automatic Investment Program, in which case the initial minimum and subsequent minimum investments are $50, (b) a sweep program available through an investor's financial institution, in which case there are no minimum investments, (c) a payroll deduction program, in which case there is no minimum investment and minimum subsequent investments are $25 per month, or (d) a wrap fee program, in which case there are no minimum investments. The minimum initial investment to participate in the Automatic Exchange Program is $5,000. See "How to Purchase and Redeem Shares -- Exchange

Privileges -- Automatic Exchange Program" below for additional requirements.

         Purchases may be effected on Business Days when the Adviser, Distributor and Mercantile (the Custodian) are open for business. The Fund reserves the right to reject any purchase order, including purchases made with foreign and third party drafts or checks. All orders for new IRAs or other retirement plan accounts placed through BISYS Fund Services Ohio, Inc. (the "Transfer Agent") must be accompanied by an account application. Account applications may be obtained from your investment representative or the Fund at 1-800-452-ARCH (2724).

         Organizations placing orders directly or on behalf of their customers should contact the Fund at 1-800-452-ARCH (2724). Investors may also call the Fund for information on how to purchase Shares.

         EFFECTIVE TIME OF PURCHASE. If purchase orders are received in good form and accepted by the Fund prior to 4:00 p.m. (Eastern time) on any Business Day, Shares will be priced according to the net asset value per Share next determined on that day after receipt of the order. Immediately available funds must be received by the Custodian prior to 4:00 p.m. within three Business Days following the receipt of such order. If funds are not received by such date, the order will be cancelled, and notice thereof will be given to the person or organization placing the order.

         In the case of an order for the purchase of Shares placed through a broker-dealer, it is the responsibility of the broker-dealer to promptly transmit the order to the Distributor. If the broker-dealer fails to do so, the investor's right to that day's closing price must be settled between the investor and the broker-dealer. Payment for orders which are not received or accepted will be returned after prompt inquiry to the transmitting organization.

         PURCHASES BY MAIL. To purchase Shares of the Portfolio by mail, complete an account application and send it to the Fund along with a check (or other negotiable bank draft or money order) in at least the minimum initial purchase amount, made payable to the Portfolio. Subsequent purchases of Shares of the Portfolio may be made at any time in at least the subsequent minimum purchase amount by mailing a check payable to the Portfolio.

         All shareholders of record will receive confirmations of Share purchases, exchanges, and redemptions in the mail. If Shares are held in the name of an organization, such organization is responsible for transmitting purchase, exchange, and redemption orders to the Fund on a timely basis, recording all purchase, exchange, and redemption transactions, and providing regular account statements which confirm such transactions to beneficial owners (or arranging for such services).

AUTOMATIC INVESTMENT PROGRAM (AIP)

         Shareholders may open an account or add to their investment on a monthly basis in a minimum amount of $50, on the 20th day (or the next Business Day after the 20th day) of each month. Under the AIP, funds may be automatically withdrawn from the shareholder's checking account (as long as the shareholder's bank is a member of the Automated Clearing House). Such funds are invested in Investor A Shares at the net asset value plus any applicable front-end sales charge next determined on the day an order is effected by the Transfer Agent. An investor may apply for participation in the AIP through the organization servicing his or her Fund account and by completing the supplementary AIP authorization form. The AIP may be modified or terminated by a shareholder on 30 days' written notice to his or her investment representative or to the Fund, or by the Fund at any time.

         The AIP is one means by which investors may use "Dollar Cost Averaging" in making investments. Dollar Cost Averaging can be useful in investing in portfolios such as the Portfolio whose price per Share fluctuates. Instead of trying to time market performance, a fixed dollar amount is invested in Portfolio Shares at predetermined intervals. This may help investors to reduce their average cost per Share because the regular fixed investment amount allows more Shares to be purchased during periods of lower Share prices and fewer Shares during periods of higher prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that Shares bought using Dollar Cost Averaging are made without regard to their price on the day of investment or to market trends. In addition, while investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an investor ultimately redeems his or her Shares at a price which is lower than their purchase price.

APPLICABLE SALES CHARGES

         The public offering price for Investor A Shares of the Portfolio is the sum of the net asset value of the Shares being purchased plus any applicable sales charge. No sales charge is assessed on the reinvestment of dividends and capital gain distributions. The sales charges are assessed as follows:

                                                                            DEALERS'
                                                AS A % OF    AS A % OF    REALLOWANCE
                                                OFFERING     NET ASSET    AS A % OF
 AMOUNT OF                                        PRICE        VALUE       OFFERING
TRANSACTION                                     PER SHARE    PER SHARE       PRICE
-----------                                     ---------    ---------    -----------
Less than $250,000 ...................            2.50%         2.56%         2.00%
$250,000 but less than $500,000 ......            1.50          1.52          1.30
$500,000 but less than $1,000,000 ....            1.00          1.01          0.85
$1,000,000 and over ..................            0.50          0.50          0.40

The Distributor will pay the appropriate Dealers' Reallowance to broker-dealer organizations which have entered into an agreement with the Distributor. The Dealers' Reallowance may be changed from time to time. Upon notice to the Fund's shareholders, the Distributor, at its sole discretion, may reallow up to the full applicable sales charge as shown on the above schedule during periods specified in such notice. Dealers who receive 90% or more of a sales load may be deemed to be "underwriters" under the Securities Act of 1933, as amended.

         No sales charge is assessed on purchases of Investor A Shares by: (a) directors and officers of the Fund and the immediate family members of such individuals; (b) directors, current and retired employees and participants in employee benefit/retirement plans (future and current annuitants) of Mercantile Bancorporation Inc. or any of its affiliates or the Distributor or its affiliates and the immediate family members of such individuals; (c) brokers, dealers, and agents who have a sales agreement with the Distributor, and their employees (and the immediate family members of such individuals); (d) customers who purchase pursuant to a wrap fee program offered by any broker-dealer or other financial institution or financial planning organization; (e) individuals who purchase Investor A Shares with the proceeds of Trust Shares or Institutional Shares redeemed in connection with a rollover of benefits paid by a qualified retirement or employee benefit plan or distribution on behalf of any other qualified account administered by Mercantile or its affiliates or correspondent banks, within 60 days of receipt of such payment; (f) investors who purchase Investor A Shares through a payroll deduction program; (g) employees of any sub-adviser to the Fund; (h) former holders of Southwestern Bell Visa cards that had been issued by Mercantile Bank of Illinois, N.A. who participated in the AIP (credit cards may not be used for the purchase of Fund shares); (i) investors exchanging Trust Shares of the Portfolio received from the distribution of assets held in a qualified trust, agency or custodian account with the trust department of Mercantile or any of its affiliated or correspondent banks; or (j) other investment companies distributed by the Distributor or its affiliates. Investors who believe that they may qualify under any of the exemptions listed above should contact the Fund at 1-800-452-ARCH (2724) prior to making a purchase.

REDUCED SALES CHARGES

         The sales charge on purchases of Investor A Shares of the Portfolio may be reduced through:

         -        rights of accumulation
         -        quantity discounts
         -        letter of intent
         -        reinvestment privilege

To qualify for a reduced sales load, an investor must so notify his or her investment representative, who in turn will notify the Distributor at the time of purchase.

         RIGHTS OF ACCUMULATION. An investor who has previously purchased Investor A Shares of the Portfolio and has paid a sales charge ("load") may be eligible for reduced sales charges when purchasing additional Investor A Shares of the Portfolio or any other portfolio of the Fund sold with a sales charge. An investor's aggregate investment in Shares of such load portfolios is the total value (based on the higher of current net asset value or the public offering price originally paid) of: (a) current purchases, and (b) Shares that are already beneficially owned by the investor on which a sales charge has already been paid. If, for example, an investor beneficially owns Investor A Shares of the Portfolio having an aggregate current value of $240,000 and subsequently purchases additional Investor A Shares of another portfolio with a maximum 2.50% sales load having a current value of $10,000, the sales charge applicable to the subsequent purchase would be reduced to 1.50% of the offering price.

         QUANTITY DISCOUNTS. As shown in the table under "Applicable Sales Charges," larger purchases reduce the sales charge paid. The Fund will combine purchases made in the Portfolio on the same day by the investor and immediate family members when calculating the applicable sales charge.

         LETTER OF INTENT. By checking the Letter of Intent box on the account application, a shareholder becomes eligible for reduced sales charges applicable to the total amount invested in Investor A Shares in the Portfolio over a 13-month period (beginning up to 90 days prior to the date indicated on the account application). The Transfer Agent will hold in escrow 5% of the amount indicated for payment of a higher sales load if a shareholder does not purchase the full amount indicated on the account application. Upon completion of the total minimum investment specified on the account application, the escrow will be released, and an adjustment will be made to reflect any reduced sales charge applicable to Shares purchased during the 90-day period prior to submission of the account application. Additionally, if total purchases within the 13-month period exceed the amount specified, an adjustment will be made to reflect further reduced sales charges applicable to such purchases. All such adjustments will be made at the conclusion of the 13-month period and in the form of additional Shares credited to the shareholder's account at the then current public offering price applicable to a single purchase of the total amount of the total purchases. If total purchases are less than the amount specified, escrowed Shares may be involuntarily redeemed to pay the additional sales charge. Checking a Letter of Intent box does not bind an investor to purchase, or the Fund to sell, the full amount indicated at the sales load in effect at the time of signing, but an investor must complete the intended purchase to obtain the reduced sales load.

         REINVESTMENT PRIVILEGE. Upon redemption of Investor A Shares on which a sales charge was paid, a shareholder has a one-time right, to be exercised within 60 days, to reinvest the redemption proceeds at the next determined net asset value without paying any additional sales charge. The shareholder must notify his or her investment representative or the Distributor in writing of the reinvestment and provide a receipt or other evidence of the redemption in order to eliminate a sales charge.

         MISCELLANEOUS. Reduced sales charges may be modified or terminated at any time and are subject to confirmation of an investor's holdings. For more information about reduced sales charges, an investor should contact his or her investment representative or the Distributor.

EXCHANGE PRIVILEGE

         The exchange privilege enables shareholders to exchange Investor A Shares of the Portfolio for Investor A Shares of another portfolio offered by the Fund or, under certain circumstances described below, for Trust Shares or Institutional Shares of the Portfolio. The exchange privilege may be exercised only in those states where the class of Shares of such other portfolios may legally be sold.

         Shareholders who have purchased Investor A Shares of the Portfolio and who have paid any applicable sales charge ("load") (including Shares acquired through reinvestment of dividends or distributions on such Shares) may exchange those Shares for Investor A Shares of another portfolio offered by the Fund without paying an additional sales load, provided, however, that an additional sales load may be charged when exchanging Investor A Shares of the Portfolio for Investor A Shares of another portfolio offered by the Fund with a higher sales load.

         In addition, shareholders who have a qualified trust, agency or custodian account with the trust department of Mercantile or any of its affiliated or correspondent banks, and whose shares are to be held in that account, may also exchange Investor A Shares in a Portfolio for Trust Shares or Institutional Shares in the same Portfolio.

         OTHER INFORMATION CONCERNING EXCHANGES. The Shares exchanged must have a current value at least equal to the minimum initial or subsequent investment required by the particular portfolio into which the exchange is being made. The Fund reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time upon 60 days' written notice to shareholders. An investor may telephone an exchange request by calling his or her investment representative, which is responsible for transmitting such exchange request to the Fund. See "Other Exchange or Redemption Information" below. Investors who want to telephone an exchange request directly to the Fund, and, have elected this privilege on the account application may follow the procedures described below under "Redemption by Telephone." An investor should consult his or her investment representative or the Fund for further information regarding procedures for exchanging Shares.

         In addition to the Small Cap Equity Index Portfolio described in this Prospectus, the Fund currently offers Investor A Shares in the following
Portfolios:

         -  The ARCH Treasury Money Market Portfolio
         -  The ARCH Money Market Portfolio
         -  The ARCH Tax-Exempt Money Market Portfolio
         -  The ARCH U.S. Government Securities Portfolio
         -  The ARCH Intermediate Corporate Bond Portfolio
         -  The ARCH Bond Index Portfolio
         -  The ARCH Government & Corporate Bond Portfolio
         -  The ARCH Short-Intermediate Municipal Portfolio
         -  The ARCH Missouri Tax-Exempt Bond Portfolio
         -  The ARCH National Municipal Bond Portfolio
         -  The ARCH Equity Income Portfolio
         -  The ARCH Equity Index Portfolio
         -  The ARCH Growth & Income Equity Portfolio
         -  The ARCH Growth Equity Portfolio
         -  The ARCH Small Cap Equity Portfolio
         -  The ARCH International Equity Portfolio
         -  The ARCH Balanced Portfolio

         For information concerning these portfolios, please call 1-800-452-ARCH
(2724). Shareholders exercising the exchange privilege with any of the other portfolios in the Fund should request and review the portfolio's Prospectus carefully prior to making an exchange.

         AUTOMATIC EXCHANGE PROGRAM. The Automatic Exchange Program enables shareholders to make regular, automatic withdrawals from an Investor A Share account in the Portfolio and use those proceeds to benefit from Dollar Cost Averaging by automatically making purchases of the same class of Shares in another portfolio offered by the Fund. With shareholder authorization, the Fund's Transfer Agent will withdraw the amount specified (subject to the applicable minimums) from the shareholder's account and will automatically invest that amount in Shares of the Portfolio designated by the shareholder on the date of such deduction.

         In order to participate in the Automatic Exchange Program, shareholders must make a minimum initial purchase of $5,000 and maintain a minimum account balance of $1,000. Additionally, shareholders must complete the supplementary authorization form which may be obtained from their investment representatives or the Distributor. To change instructions with respect to the Automatic Exchange Program or to discontinue this feature, shareholders must send a written request to their investment representatives or to the Fund. The Automatic Exchange Program may be amended or terminated without notice at any time by the Distributor.

REDEMPTION OF SHARES

         Redemption orders should be placed with or through the same broker-dealer organization that placed the original purchase order. Redemption orders are effected at the Portfolio's net asset value per Share next determined after receipt of the order by the Fund. The organization through which the investor placed the order is responsible for transmitting redemption orders to the Fund on a timely basis. Proceeds from redemptions of Investor A Shares of the Portfolio with respect to redemption orders received and accepted by the Fund before 4:00 p.m. (Eastern time) on a Business Day normally are sent electronically or mailed by check to the organization that placed the redemption order within five Business Days after the Distributor's receipt of the order in good form. No charge for sending redemption payments electronically is currently imposed by the Fund, although a charge may be imposed in the future. The Fund reserves the right to send redemption proceeds electronically within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Portfolio.

REDEMPTION BY MAIL

         A written redemption request must be accompanied by any Share certificates which are properly endorsed for transfer. The Transfer Agent may require a signature guarantee by an eligible guarantor institution. For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. The signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption check is payable to the shareholder(s) of record and (2) the redemption check is mailed to the shareholder(s) at the address of record or the proceeds are either mailed or sent electronically to a commercial bank account previously designated on the account application. An investor with questions or needing assistance should contact his or her investment representative or the Fund. Additional documentation may be required if the redemption is requested by a corporation, partnership, trust, fiduciary, executor, or administrator.

REDEMPTION BY TELEPHONE

         Shares may be redeemed by telephone if the shareholder selected that option on the account application. The shareholder may have the proceeds mailed to his or her address or mailed or sent electronically to a bank account previously designated on the account application. It is not necessary for shareholders to confirm telephone redemption requests in writing. If a shareholder did not originally select the telephone redemption privilege, the shareholder must provide written instructions to the Transfer Agent to add this feature. Neither the Fund nor its service contractors will be liable for any loss, damage, expense or cost arising out of any telephone redemption effected in accordance with the Fund's telephone redemption procedures, upon instructions reasonably believed to be genuine. The Fund will employ procedures designed to provide reasonable assurance that instructions by telephone are genuine; if these procedures are not followed, the Fund or its service contractors may be liable for any losses due to unauthorized or fraudulent instructions. If Share certificates are outstanding with respect to an account, the telephone redemption and exchange privilege is not available. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, investors are encouraged to follow the procedures described in "Other Exchange or Redemption Information" below.

AUTOMATIC WITHDRAWAL PLAN (AWP)

         An Automatic Withdrawal Plan may be established by a new or existing shareholder of any Portfolio if the value of his or her account (valued at the net asset value at the time of the establishment of the AWP) equals $10,000 or more. Shareholders who elect to establish an AWP may receive a monthly, quarterly, semi-annual, or annual check in a stated amount of not less than $50 on or about the 25th day of the applicable month of withdrawal. Portfolio Shares will be redeemed as necessary to meet withdrawal payments. Withdrawals may reduce principal and eventually deplete the shareholder's account. A shareholder who desires to establish an AWP after opening an account should complete the AWP form in the back of the Prospectus or contact his or her investment representative or the Distributor for an AWP application. A signature guarantee will be required. An AWP may be terminated by a shareholder on 30 days' written notice to his or her investment representative or to the Fund or by the Fund at any time.

PURCHASE OF SHARES AT NET ASSET VALUE

         From time to time the Distributor may offer special concessions to enable investors to purchase Investor A Shares of the Portfolio at net asset value without payment of a front-end sales charge. To qualify for a net asset value purchase, the investor must pay for such purchase with the proceeds from the redemption of Shares of a non-affiliated mutual fund on which a front-end sales charge was paid. A qualifying purchase of Shares must occur within 30 days of the prior redemption and must be evidenced by a confirmation of the redemption transaction. At the time of purchase, the investment representative must notify the Distributor that the purchase qualifies for a purchase at net asset value. Proceeds from the redemption of Shares on which no front-end sales charge was paid do not qualify for a purchase at net asset value.

OTHER EXCHANGE OR REDEMPTION INFORMATION

         During periods of substantial economic or market change or activity, telephone redemptions or exchanges may be difficult to complete. In such event, Shares may be redeemed or exchanged by mailing the request directly to the organization through which the original Shares were purchased or directly to the Fund at P.O. Box 78069, St. Louis, Missouri 63178.

         At various times, the Fund may be requested to redeem Shares for which it has not yet received good payment. In such circumstances, the Fund may delay the forwarding of proceeds until payment has been collected for the purchase of such Shares which may take up to 15 days or more. To avoid delay in payment upon redemption shortly after purchasing Shares, investors should purchase Shares by certified or bank check or by electronic transfer. The Fund intends to pay cash for all Shares redeemed, but under abnormal conditions which make payment in cash unwise, the Fund may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

         A shareholder may be required to redeem Shares in the Portfolio upon 60 days' written notice if the balance in the shareholder's account drops below $500. The Fund will not require a shareholder to redeem Portfolio Shares if the value of the shareholder's account drops below $500 due to fluctuations in net asset value. Share balances may also be redeemed pursuant to arrangements between broker-dealer organizations and their investors.


                            YIELDS AND TOTAL RETURNS

         Yield and total return quotations are computed separately for Trust Shares, Institutional Shares and Investor A Shares of the Portfolio. YIELD AND TOTAL RETURN FIGURES WILL FLUCTUATE, ARE BASED ON HISTORICAL EARNINGS, AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The methods used to compute the Portfolio's yields and total returns are described below and in the Statement of Additional Information.

         From time to time, performance information such as total return and yield data for the Portfolio's Investor A Shares may be quoted in advertisements or in communications to shareholders. The yield is computed based on the net income of such Shares during a 30-day (or one month) period identified in connection with the particular yield quotation. More specifically, the yield is computed by dividing the Portfolio's net income per Share during a 30-day (or one month period) by the maximum public offering price per Share on the last day of the period and annualizing the result.

         The Portfolio's total returns may be calculated on an average annual total return basis, and may also be calculated on an aggregate total return basis, for various periods. Average annual total returns with respect to Investor A Shares reflect the average annual percentage change in value of an investment in such Shares over the particular measuring period. Aggregate total returns reflect the cumulative percentage change in value over the measuring period. Both methods of calculating total returns assume that dividends and capital gain distributions made by the Portfolio during the period are reinvested in the same class of the Portfolio and that the maximum sales load in effect during the period has been charged by the Portfolio. The Portfolio's total return figures may also be calculated without the deduction of the maximum sales charge in effect during the period. The effect of not deducting the sales charge will be to increase the total return reflected. When considering average annual total return figures for periods longer than one year, it is important to note that the Portfolio's annual total return for any one year in the period might have been more or less than the average for the entire period.

         Performance data of the Portfolio's Investor A Shares may be compared to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and data such as that provided by S&P, Lehman Brothers, Inc. or any of its affiliates, Ibbotson Associates, Inc., Lipper Analytical Services, Inc., Mutual Fund Forecaster. References may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Institutional Investor, Pensions and Investments, U.S.A. Today, Fortune, CDA/Weisenberger, Morningstar, Inc. and publications of a local or regional nature. In addition to performance information, general information about the Portfolio that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders.

         Performance quotations of a class of Shares in the Portfolio represent the Portfolio's past performance and should not be considered as representative of future results. Any account fees charged by an investment representative will not be included in the calculations of the Portfolio's yields and total returns. Such fees, if any, will reduce the investor's net return on an investment in the Portfolio. Investors may call 1-800-452-ARCH (2724) to obtain current yield and total return information.


                           DIVIDENDS AND DISTRIBUTIONS

         Net investment income for the Portfolio is declared and paid quarterly as a dividend to shareholders of record. Shares of the Portfolio earn dividends from the day after the purchase order is received by the Fund through the day the redemption order for such Shares is received. Dividends on each Share of the Portfolio are determined in the same manner and are paid in the same amount, irrespective of class, except that the Portfolio's Trust Shares and Institutional Shares bear all expenses of the respective Administrative Services Plans adopted for such Shares and the Portfolio's Investor A Shares bear all expenses of the Distribution and Services Plan adopted for such Shares. In addition, the Portfolio's Institutional Shares bear the expense of certain sub-transfer agency fees. See "Management of the Fund" and "Other Information Concerning the Fund and Its Shares."

         Net realized capital gains of the Portfolio, if any, are distributed at least annually. All dividends and distributions paid on the Portfolio's Shares are automatically reinvested (without a sales load) in additional Shares of the same class unless the investor has (i) otherwise indicated on the account application, or (ii) redeemed all the Shares held in the

Portfolio, in which case a distribution will be paid in cash. Reinvested dividends and distributions will be taxed in the same manner as those paid in cash.


                                      TAXES

FEDERAL TAXES

         The Portfolio intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), for the current taxable year. It is intended that the Portfolio will continue to so qualify as long as such qualification is in the best interests of shareholders. A regulated investment company generally is exempt from federal income tax on amounts distributed to shareholders.

         Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that the Portfolio distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its exempt-interest income (if any) net of certain deductions for such year. In general, the Portfolio's investment company taxable income will be its taxable income, including dividends, interest and short-term capital gains (the excess of net short-term capital gain over net long-term capital loss), subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. It is the policy of the Portfolio to distribute as dividends substantially all of its investment company taxable income and any net tax-exempt interest income each year. Such dividends will be taxable as ordinary income to the Portfolio's shareholders who are not currently exempt from federal income taxes, whether such income is received in cash or reinvested in additional Shares. (Federal income taxes for distributions to an IRA are deferred under the Code.) Such dividends will qualify for the dividends received deduction for corporations to the extent of the total qualifying dividends received by the Portfolio from domestic corporations for the taxable year.

         Substantially all of the Portfolio's net realized long-term capital gains, if any, will be distributed at least annually to its shareholders. The Portfolio will generally have no tax liability with respect to such gains and the distributions will be taxable to shareholders who are not currently exempt from federal income taxes as long-term capital gains, regardless of how long the shareholders have held the Shares and whether such dividends are received in cash or reinvested in additional Shares.

         An investor considering purchasing Shares of the Portfolio on or just before the record date of any dividend or capital gains distribution should be aware that the amount of the forthcoming distribution, although in effect a return of capital, will be taxable.

         Dividends declared by the Portfolio in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by the shareholders and paid by the Portfolio on December 31 of such year in the event such dividends are actually paid during January of the following year.

         The Portfolio may be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross sale proceeds paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

         A taxable gain or loss may be realized by an investor upon redemption, transfer or exchange of Shares, depending upon the cost of such Shares when purchased and their price at the time of redemption, transfer or exchange. If an investor holds Shares for six months or less and during that time receives an exempt- interest dividend on those Shares, any loss realized on the sale or exchange of those Shares will be disallowed to the extent of the exempt-interest dividend.

STATE AND LOCAL TAXES

         The application of state and local taxes may have different consequences from those of the federal income tax law described above. In particular, shareholders should note that dividends paid by the Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of such dividends may be derived from interest on obligations that, if realized directly, would be exempt from such income taxes.

MISCELLANEOUS

         The foregoing summarizes some of the important federal and state tax considerations generally affecting the Portfolio and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Portfolio should consult their tax advisers with specific reference to their own tax situation. Shareholders will be advised at least annually as to the federal income tax consequences of distributions made each year.

                             MANAGEMENT OF THE FUND

         The Fund is managed under the direction of its Board of Directors. The Statement of Additional Information contains the names of and general background information concerning each director.

INVESTMENT ADVISER

         Mississippi Valley Advisors Inc. ("MVA") serves as the investment adviser to the Portfolio. MVA's principal office is located at One Mercantile Center, Seventh & Washington Streets, St. Louis, Missouri 63101. MVA is a wholly-owned subsidiary of Mercantile. As of December 31, 1996, MVA had approximately $7.9 billion in assets under investment management, including the Fund's assets, which were approximately $2.5 billion. MVA also serves as investment adviser to each of the Fund's other portfolios.

         Subject to the general supervision of the Fund's Board of Directors and in accordance with the Fund's investment policies, MVA manages the Portfolio, makes investment decisions with respect to and places orders for all purchases and sales of the Portfolio's securities and other investments, and directs the maintenance of the Portfolio's records relating to such purchases and sales.

         For the services provided and expenses assumed pursuant to the investment advisory agreement, MVA is entitled to receive fees, computed daily and payable monthly, at the annual rate of .40% of the Portfolio's average daily net assets.

         MVA may from time to time voluntarily reduce all or a portion of its advisory fee to increase the net income of the Portfolio available for distributions as dividends. The voluntary fee reduction will cause the return of the Portfolio to be higher than it would otherwise be in the absence of such reduction.

ADMINISTRATOR

         BISYS Fund Services Ohio, Inc., located at 3435 Stelzer Road, Columbus, Ohio 43219, acts as the Portfolio's Administrator. The Administrator also serves as the administrator to each of the Fund's other portfolios.

         The Administrator generally assists in all aspects of the Portfolio's administration and operation and also monitors and performs other services pertaining to the Portfolio's arrangements with Service Organizations under the Distribution and Services Plan described below. For its services, the

Administrator is entitled to receive a fee, computed daily and payable monthly, at the annual rate of .20% of the Portfolio's average daily net assets.

         From time to time, the Administrator may voluntarily waive all or a portion of the fees otherwise payable by the Portfolio in order to increase the net income available for distribution to shareholders.

DISTRIBUTOR

         Investor A Shares of the Portfolio are sold continuously by the Distributor, BISYS Fund Services ("BISYS"), an affiliate of the Administrator. The Distributor also monitors the Fund's arrangements under the Distribution and Services Plan described below. BISYS is a registered broker-dealer with principal offices at 3435 Stelzer Road, Columbus, Ohio 43219. The Distributor also acts as distributor to each of the Fund's other portfolios.

         The Distributor may, at its expense, provide compensation to dealers in connection with sales of Shares of the Portfolio. Such compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Portfolio, and/or other dealer-sponsored special events. In some instances, this compensation will be made available only to certain dealers whose representatives have sold a significant amount of such Shares. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Compensation will also include the following types of non-cash compensation offered through sales contests: (1) business and vacation trips, including the provision of travel arrangements and lodging at resorts, (2) tickets for entertainment events (such as concerts, cruises and sporting events) and (3) merchandise (such as clothing, trophies, clocks and pens). Dealers may not use sales of the Portfolio's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Portfolio or its shareholders.

DISTRIBUTION AND SERVICES PLAN

         The Fund has adopted a Distribution and Services Plan pursuant to Rule 12b-1 under the 1940 Act with respect to Investor A Shares of the Portfolio. Under the Distribution and Services Plan, the Fund may pay (i) the Distributor or another person for distribution services provided and expenses assumed and (ii) Service Organizations for shareholder administrative services provided pursuant to servicing agreements in connection with Investor A Shares of the Portfolio. Payments to the Distributor are to compensate it for distribution assistance and expenses assumed and activities primarily intended to result in the sale of Investor A Shares, including compensating dealers and other sales personnel (which may include affiliates of the Fund's Adviser), direct advertising and marketing expenses and expenses incurred in connection with preparing, printing, mailing and distributing or publishing advertisements and sales literature, for printing and mailing Prospectuses and Statements of Additional Information (except those used for regulatory purposes or for distribution to existing shareholders), and costs associated with implementing and operating the Distribution and Services Plan. See "Management of the Fund -- Service Organizations" below for a description of the servicing agreements and the services provided by Service Organizations.

         Under the Distribution and Services Plan for Investor A Shares, payment by the Fund for distribution expenses may not exceed .10% (annualized) of the average daily net asset value of the Portfolio's outstanding Investor A Shares and payments for shareholder administrative servicing expenses may not exceed
 .20% (annualized) of the average daily net asset value of the Portfolio's outstanding Investor A Shares.

SERVICE ORGANIZATIONS

         The servicing agreements adopted under the Distribution and Services Plan (the "Servicing Agreements") require the Service Organizations receiving such compensation (which may include Mercantile and its affiliates) to perform certain services, including providing administrative services with respect to the beneficial owners of Investor A Shares of the Portfolio, such as establishing and maintaining accounts and records for their customers who invest in such Shares, assisting customers in processing purchase, exchange and redemption requests, and responding to customer inquiries concerning their investments.

         Under the Servicing Agreements and upon notice to the Fund, a Service Organization may subcontract with one or more entities for the performance of certain services provided under its Servicing Agreement with the Fund. Such Service Organization shall be as fully responsible to the Fund for the acts or omissions of any subcontractor as it would be for its own acts or omissions. The fees payable to any sub-contractor are paid by the Service Organization out of the fees it receives from the Fund.

         The Fund understands that Service Organizations providing such administrative services may also charge fees to their customers beneficially owning such Shares. These fees would be in addition to any amounts which may be received by such a Service Organization under its Servicing Agreement with the Fund. The Fund's Servicing Agreements require a Service Organization to disclose to its customers any compensation payable to the Service Organization by the Portfolio and any other compensation payable by its customers in connection with their investment in such Shares. Customers of such Service Organizations receiving servicing fees should read this Prospectus in light of the terms governing their accounts with their Service Organization.

CUSTODIAN AND TRANSFER AGENT

         Mercantile Bank National Association, an affiliate of the Fund and a wholly-owned subsidiary of Mercantile Bancorporation, Inc., with principal offices located at One Mercantile Center, 8th and Locust Streets, St. Louis, Missouri 63101, serves as Custodian of the Portfolio's assets. BISYS Fund Services Ohio, Inc. also serves as the Fund's transfer agent and dividend disbursing agent. Its address is 3435 Stelzer Road, Columbus, Ohio 43219.

REGULATORY MATTERS

         Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, or controlling the Shares of a registered, open-end investment company continuously engaged in the issuance of its Shares, and prohibit banks generally from issuing, underwriting, selling, or distributing securities such as Shares of the Portfolio. Such banking laws and regulations do not prohibit such a holding company or affiliate, or banks, from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing Shares of such a company as agent for and upon the order of customers. Mercantile, MVA, Service Organizations that are banks or bank affiliates, and broker-dealers that are bank affiliates are subject to such laws and regulations, but believe they may perform the services for the Portfolio contemplated by their respective agreements, this Prospectus and the Statement of Additional Information without violating applicable banking laws and regulations. In addition, state securities laws on this issue may differ from the interpretation of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

         Should future legislative, judicial, or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of the Portfolio and the shareholders, the Fund might be required to alter materially or discontinue its arrangements with such companies and change its method of operation. It is not expected that investors would suffer any adverse financial consequences as a result of any of these occurrences.

         If current restrictions preventing a bank from legally sponsoring, organizing, controlling, or distributing Shares of an investment company were relaxed, Mercantile, or an affiliate of Mercantile, would consider the possibility of offering to perform additional services for the Portfolio. It is not possible, of course, to predict whether or in what form such legislation might be enacted or the terms upon which Mercantile, or such an affiliate, might offer to provide such services.

         Conflict of interest restrictions may apply to the receipt of compensation paid pursuant to a Servicing Agreement by the Portfolio to a financial intermediary in connection with the investment of fiduciary funds in the Portfolio's Shares. Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, should consult legal counsel before entering into Servicing Agreements.

EXPENSES

         Except as noted above and in the Statement of Additional Information under "Investment Advisory and Administrative Contracts" and "Custodian and Transfer Agent," the Fund's service contractors bear all of their own expenses in connection with the performance of their services, except that the Distributor is compensated pursuant to the Distribution and Services Plan (as described under "Distribution and Services Plan" above). The Portfolio's expenses are deducted from the total income of the Portfolio before dividends and distributions are paid. These expenses include, but are not limited to, fees paid to the Adviser and Administrator, transfer agency fees, fees and expenses of officers and directors who are not affiliated with the Adviser or the Distributor, taxes, interest, legal fees, custodian fees, auditing fees, 12b-1 fees, servicing fees, certain fees and expenses in registering and qualifying the Portfolio and its Shares for distribution under federal and state securities laws, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, the expense of reports to shareholders, shareholders' meetings and proxy solicitations, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Adviser, Distributor or Administrator under their respective agreements with the Fund. The Fund also pays for brokerage fees, commissions and other transaction charges, if any, in connection with the purchase and sale of portfolio securities. Any general expenses of the Fund that are not readily identifiable as belonging to a particular portfolio will be allocated among all the Fund's portfolios by or under the direction of the Board of Directors in a manner the Board determines to be fair and equitable. Any expenses relating only to a particular class of Shares within a portfolio will be borne solely by such class. See "Certain Financial Information" and "Management of the Fund" above for additional information regarding expenses of the Portfolio.


                          OTHER INFORMATION CONCERNING
                             THE FUND AND ITS SHARES

DESCRIPTION OF SHARES

         The Fund was organized on September 9, 1982 as a Maryland corporation and is a mutual fund of the type known as an "open-end management investment company." The Fund's principal office is located at 3435 Stelzer Road, Columbus, Ohio 43219.

         The Fund's Charter authorizes the Board of Directors to issue up to seven billion full and fractional shares of common stock, and to classify and reclassify any unauthorized and unissued shares into one or more classes of shares. The Board of Directors may similarly classify or reclassify any class of shares into one or more series.

         Pursuant to such authority, the Board of Directors has authorized the issuance of the following series of shares representing interests in the Portfolio, which is classified as a diversified company under the 1940 Act: 50 million Trust Shares, 25 million Institutional Shares and 25 million Investor A Shares. Institutional and Trust Shares of the Portfolio are described in separate prospectuses which are available from the Distributor at the telephone number on page 1 of this Prospectus. The Board of Directors has also authorized the issuance of additional classes of shares representing interests in other investment portfolios of the Fund, which are likewise described in separate prospectuses available from the Distributor. Shares in the Portfolio will be issued without Share certificates.

         The Investor A Shares of the Portfolio are described in this Prospectus. The Portfolio also offers Trust Shares and Institutional Shares. Trust Shares, which are offered to financial institutions acting on their own behalf or on behalf of certain qualified accounts, and Institutional Shares, which are offered to financial institutions acting on behalf of accounts for which they do not exercise investment discretion, are sold without a sales charge. Trust, Institutional and Investor A Shares bear their pro rata portion of all operating expenses paid by the Portfolio, except that Trust Shares and Institutional

Shares bear all payments under the Portfolio's respective Administrative Services Plans adopted for such Shares and Investor A Shares bear all payments under the Portfolio's Distribution and Services Plan adopted for such Shares. In addition, Institutional Shares of the Portfolio bear the expense of certain sub-transfer agency fees.

         Payments under the Administrative Services Plans for Trust Shares and Institutional Shares are made to Service Organizations for administrative services provided to the Service Organizations' clients or account holders who are the beneficial owners of Trust Shares or Institutional Shares. Payments under the Administrative Services Plans may not exceed .30% (on an annual basis) of the average daily net asset value of the Portfolio's outstanding Trust Shares or Institutional Shares.

         The Fund offers various services and privileges in connection with Investor A Shares of the Portfolio that are not offered in connection with its Trust Shares or Institutional Shares, including an automatic investment program and an automatic withdrawal plan. In addition, each class of Shares offers different exchange privileges.

         Shareholders are entitled to one vote for each full Share held and proportionate fractional votes for fractional Shares held. Shares of all portfolios of the Fund will vote together and not by class unless otherwise required by law or permitted by the Board of Directors. All shareholders of a particular portfolio will vote together as a single class on matters relating to the portfolio's investment advisory agreement and investment objective and fundamental policies. Only holders of Trust Shares, however, will vote on matters relating to the Administrative Services Plan for Trust Shares and only holders of Institutional Shares will vote on matters pertaining to the Administrative Services Plan for Institutional Shares. Similarly, only holders of Investor A Shares will vote on matters pertaining to the Distribution and Services Plan for Investor A Shares.

         The Fund is not required, and currently does not intend, to hold annual meetings except as required by the 1940 Act or other applicable law. Upon the written request of the holders of 10% or more of the outstanding Shares, the Fund will call a special meeting to vote on the question of removal of a director.

         Shares of the Fund's portfolios have noncumulative voting rights and, accordingly, the holders of more than 50% of the Fund's outstanding Shares (irrespective of portfolio or class) may elect all of the Directors. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in this Prospectus, Shares will be fully paid and nonassessable.

MISCELLANEOUS

         As used in this Prospectus, a "vote of a majority of the outstanding Shares" of the Portfolio or a particular class of Shares means, with respect to the approval of an investment advisory agreement or distribution plan or a change in an investment objective or fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of the Portfolio or class of Shares, or (b) 67% or more of the Shares of the Portfolio or class of Shares present at a meeting if more than 50% of the outstanding Shares of such Portfolio or class of Shares are represented at the meeting in person or by proxy.

         As of January 1, 1997, Mercantile and its affiliates possessed, of record on behalf of their underlying customer accounts, voting or investment power with respect to more than 25% of the Fund's outstanding Shares. Therefore, Mercantile may be deemed to be a controlling person of the Fund within the meaning of the 1940 Act.

         Inquiries regarding the Portfolio may be directed to the Fund at 1-800-452-ARCH (2724).



NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE PORTFOLIO'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE PORTFOLIO, THE FUND, OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE PORTFOLIO, THE FUND OR THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                              CROSS REFERENCE SHEET


                    The ARCH Small Cap Equity Index Portfolio





                                                       Heading in Statement of
Form N-1A Part B Item                                   Additional Information
---------------------                                  -----------------------

10.  Cover Page......................................  Cover Page

11.  Table of Contents...............................  Table of Contents

12.  General Information and History.................  The Fund

13.  Investment Objective and Policies...............  Investment
                                                       Objective and Policies

14.  Management of the Fund..........................  Management of the Fund

15.  Control Persons and Principal...................  Miscellaneous
       Holders of Securities

16.  Investment Advisory and Other...................  Management of the Fund;
       Services                                        Independent Auditors;
                                                       Counsel

17.  Brokerage Allocation and Other..................  Investment Objectives
       Practices                                       and Policies

18.  Capital Stock and Other.........................  Description of Shares
       Securities

19.  Purchase, Redemption and Pricing................  Net Asset Value;
       of Securities Being Offered                     Additional Purchase and
                                                       Redemption Information

20.  Tax Status......................................  Additional Information
                                                       Concerning Taxes

21.  Underwriters....................................  Management of the Fund

22.  Calculation of Performance Data.................  Additional Yield and
                                                       Total Return
                                                       Information; Net Asset
                                                       Value

23.  Financial Statements............................  Inapplicable

                             THE ARCH FUND(R), INC.

                    THE ARCH SMALL CAP EQUITY INDEX PORTFOLIO




                       Statement of Additional Information

                                     Part B









                                __________, 1997

                               THE ARCH FUND, INC.

                       Statement of Additional Information

                                       for

                    The ARCH Small Cap Equity Index Portfolio


                                ________ __, 1997

                                TABLE OF CONTENTS

                                                                           Page
                                                                           ----

THE FUND .............................................................       1
INVESTMENT OBJECTIVE AND POLICIES ....................................       1
NET ASSET VALUE ......................................................      12
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION .......................      13
ADDITIONAL YIELD AND TOTAL RETURN INFORMATION ........................      15
DESCRIPTION OF SHARES ................................................      19
ADDITIONAL INFORMATION CONCERNING TAXES ..............................      21
MANAGEMENT OF THE FUND ...............................................      25
INDEPENDENT AUDITORS .................................................      33
COUNSEL ..............................................................      33
MISCELLANEOUS ........................................................      33
APPENDIX A ...........................................................      A-1


This Statement of Additional Information, which provides supplemental information applicable to the ARCH Small Cap Equity Index Portfolio, is not a prospectus. It should be read only in conjunction with the Portfolio's Prospectuses dated __________, 1997 and is incorporated by reference in its entirety into the Prospectuses. No investment in Shares of the Portfolio should be made without reading the relevant Prospectus. A copy of the applicable Prospectus may be obtained by writing the Fund at P.O. Box 78069, St. Louis, Missouri 63178 or by calling (800) 452-ARCH (2724). Capitalized terms used but not defined herein have the same meanings as in each Prospectus.

                                    THE FUND

         The ARCH Fund, Inc. (the "Fund") is an open-end investment company currently offering Shares in eighteen investment portfolios.


                        INVESTMENT OBJECTIVE AND POLICIES

         The following information supplements the description of the investment objective and policies of the Small Cap Equity Index Portfolio (the "Portfolio") described in the Prospectuses.

THE INDEXING APPROACH

         As stated in the Prospectuses, the investment objective of the Portfolio is to provide investment results that, before deduction of operating expenses, approximate the price and yield performance of U.S. common stocks with smaller stock market capitalizations as represented by the Standard & Poor's Small Capitalization Stock Index (the "S&P SmallCap 600").

         In using sophisticated computer models to select securities, the Portfolio will only purchase a common stock that is included in the S&P SmallCap 600 at the time of such purchase. A Portfolio may, however, temporarily continue to hold a common stock that has been deleted from the S&P SmallCap 600 pending the rebalancing of the Portfolio's holdings.

OTHER APPLICABLE INVESTMENT POLICIES

         RIGHTS AND WARRANTS. The Portfolio may participate in rights offerings and purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of Shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that the Portfolio could lose the purchase value of a right or warrant if the right to subscribe to additional Shares is not exercised prior to the rights' or warrants' expiration. Also, the purchase of rights or warrants involves the risk that the effective price paid for the right or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. The Portfolio will not invest more than 5% of its net assets, taken at market value, in rights or warrants, or more than 2% of its net assets, taken at market value, in rights or warrants not listed on the New York, American or Canadian Stock Exchanges. Warrants acquired by the Portfolio in units or attached to other securities are not subject to this restriction.

         VARIABLE AND FLOATING RATE INSTRUMENTS. Subject to its investment limitations, the Portfolio may purchase variable and floating rate obligations as described in the Prospectuses. The Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such obligations and, for obligations subject to a demand feature, will monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, an instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof, or a variable rate instrument scheduled on its face to be paid in 397 days or less, will be deemed to have a maturity equal to the period remaining until the next interest rate adjustment. Other variable and floating rate obligations will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the time the Portfolio can recover payment of principal as specified in the instrument.

         RESTRICTED SECURITIES. The SEC has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act of 1933 for the resale of certain securities to qualified institutional buyers. The purchase of securities which can be sold under Rule 144A could have the effect of increasing the level of illiquidity in the Portfolio to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these restricted securities.

         The Adviser monitors the liquidity of restricted securities in the Portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the Adviser may consider the following factors, although such factors may not necessarily be determinative: (1) the unregistered nature of a security;
(2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (4) the trading markets for the security; (5) dealer undertakings to make a market in the security; and (6) the nature of the security and the nature of the marketplace trades (including the time needed to dispose of the security, methods of soliciting offers, and mechanics of transfer).

         SECURITIES LENDING. While the Portfolio would not have the right to vote securities on loan, the Portfolio intends to terminate the loan and regain the right to vote should this be considered important with respect to the investment. When the Portfolio lends its securities, it continues to receive interest or dividends on the securities loaned and may simultaneously earn interest on the investment of the cash collateral which will be invested in readily marketable, high quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the Portfolio if a material event affecting the investment is to occur.

         SECURITIES OF OTHER INVESTMENT COMPANIES. As described in the applicable Prospectuses, the Portfolio intends to limit investments in securities issued by other investment companies within the limits prescribed by the 1940 Act. The Portfolio currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Portfolio; and (d) not more than 10% of the outstanding voting stock of any one investment company will be owned in the aggregate by the Portfolio and other investment companies advised by the Adviser.

         WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. When the Portfolio agrees to purchase securities on a when-issued or forward commitment basis, the Custodian will maintain in a segregated account cash or liquid portfolio securities having a value (determined daily) at least equal to the amount of the Portfolio's commitments. In the case of a forward commitment to sell portfolio securities, the Custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Portfolio will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

         The Portfolio will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Portfolio may dispose of or renegotiate a commitment after it is entered into and may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. In these cases, the Portfolio may realize a capital gain or loss.

         When the Portfolio engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the Portfolio's net asset value starting on the day the Portfolio agrees to purchase the securities. The Portfolio does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Portfolio makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Portfolio's assets, and fluctuations in the value of the underlying securities are not reflected in the Portfolio's net asset value as long as the commitment remains in effect.

         OPTIONS TRADING. As described in the Prospectuses, the Portfolio may purchase put and call options listed on a national securities exchange and issued by the Options Clearing Corporation in an amount not exceeding 10% of the Portfolio's total net assets. Options trading is a specialized activity which entails greater than ordinary investment risks. Regardless of how much the market price of the underlying security or index increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. A listed call option gives the purchaser of the option the right to buy from a clearing corporation, and a writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on a stock index provides the holder with the right to make or receive a cash settlement upon the exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

         The Portfolio's obligation to sell a security subject to a covered call option written by it may be terminated prior to the expiration date of the option by the Portfolio's executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Portfolio will have incurred a loss in the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered call option writer, unable to effect a closing purchase transaction, would not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. The Portfolio will write an option on a particular security only if the Adviser believes that a liquid secondary market will exist on an exchange for options of the same series which will permit the Portfolio to make a closing purchase transaction in order to close out its position.

         When the Portfolio writes a covered call option, an amount equal to the net premium (the premium less the commission) received by the Portfolio is included in the liability section of the Portfolio's statement of assets and liabilities as a deferred credit. The amount of the deferred credit is subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. Any gain on a covered call option may be offset by a decline in the market price of the underlying security during the option period. If a covered call option is exercised, the Portfolio may deliver the underlying security held by it or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Portfolio will realize a gain or loss. Premiums from expired options written by the Portfolio and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

         As noted previously, there are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, even when traded on a national securities exchange ("Exchange"), may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

         A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

         FUTURES CONTRACTS. As discussed in the Prospectuses, the Portfolio may invest in futures contracts and options thereon (stock index futures contracts or options) to hedge or manage risks associated with the Portfolio's securities investments.

         To enter into a futures contract, an amount of cash and liquid securities, equal to the market value of the futures contracts, is deposited in a segregated account with the Fund's Custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Portfolio had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. In addition, the Portfolio might be required to make delivery of the instruments underlying futures contracts that it holds. The inability to close options and futures positions also could have an adverse impact on the Portfolio's ability to hedge effectively.

         There is an imperfect correlation between movements in the price of futures and movements in the price of the securities which are the subject of the hedge. As a result, the use of futures may not serve the objective of an index fund.

         The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

         Utilization of futures transactions by the Portfolio involves the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

         Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

         The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

         MONEY MARKET INSTRUMENTS. As stated in the Prospectuses and subject to its investment policies, the Portfolio may invest in the following money market instruments for temporary defensive or other purposes: commercial paper, bankers' acceptances, certificates of deposit and time deposits.

         Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.

         REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements with respect to its portfolio securities. Under the terms of a repurchase agreement, the Portfolio purchases securities from financial institutions such as banks and broker-dealers that are deemed to be creditworthy by the Adviser under guidelines approved by the Board of Directors, subject to the seller's agreement to repurchase them at a mutually agreed-upon date and price. Securities subject to repurchase agreements are held by the Portfolio's Custodian or in the Federal Reserve/Treasury book-entry system. During the term of any repurchase agreement, the Adviser will continue to monitor the creditworthiness of the seller. The repurchase price generally equals 102% of the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio securities). Under a repurchase agreement, the seller is required to maintain the value of the securities subject to the agreement at not less than the repurchase price, and securities subject to repurchase agreements are maintained by the Portfolio's Custodian in segregated accounts in accordance with the 1940 Act. Default by the seller could, however, expose the Portfolio to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act.

         REVERSE REPURCHASE AGREEMENTS. As described in the Prospectuses, the Portfolio may enter into reverse repurchase agreements (agreements under which the Portfolio sells portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time the Portfolio enters into such an arrangement, it will place, in a segregated custodial account, cash or liquid securities having a value at least equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained.

         Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price of the securities that it is obligated to repurchase. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. The Portfolio intends to limit its borrowings (including reverse repurchase agreements) during the current fiscal year to not more than 5% of its net assets.

PORTFOLIO TURNOVER AND TRANSACTIONS

         Subject to the general control of the Fund's Board of Directors, the Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Portfolio.

         The Portfolio's rate of portfolio turnover may vary greatly from year to year as well as within a particular year. Portfolio turnover may also be affected by cash requirements for redemptions of Shares and by requirements which enable a Portfolio to receive certain favorable tax treatment. The portfolio turnover rate for the Portfolio is not expected to exceed 25% during the current fiscal year. Portfolio turnover will not be a limiting factor in making investment decisions. The Portfolio follows an index strategy and, therefore, any variation in turnover rate should be related to the turnover of securities listed in the Portfolio's respective index.

         At November 30, 1996, the Fund did not hold any securities of its regular brokers and dealers or their parents.

         Transactions on United States stock exchanges involve the payment of negotiated brokerage commissions. On the exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price of those securities includes an undisclosed commission or mark-up. The cost of securities purchased from underwriters includes an underwriter's commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

         The Portfolio may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Portfolio will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be otherwise in the Portfolio's interests.

         While the Adviser generally seeks competitive spreads or commissions, it may not necessarily allocate each transaction to the underwriter or dealer charging the lowest spread or commission available on the transaction. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

         Subject to this consideration, dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Portfolio. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the advisory fees payable to it by the Portfolio. Such information may be useful to the Adviser in serving both the Portfolio and other clients, and conversely, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Portfolio. Portfolio securities will not be purchased from or sold to the Adviser, the Distributor, the Administrator or any "affiliated person" (as such term is defined under the 1940 Act) or any of them acting as principal, except to the extent permitted by the SEC. In addition, the Portfolio will not give preference to the Adviser's correspondents with respect to any transactions.

         Investment decisions for the Portfolio are made independently from those for other investment companies and accounts advised or managed by the Adviser. Such other investment companies and accounts may also invest in the same securities as the Portfolio. When a purchase or sale of the same security is made at substantially the same time on behalf of the Portfolio and another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Portfolio and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Portfolio or the size of the position obtained by the Portfolio. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for other investment companies or accounts in order to obtain best execution.

INVESTMENT LIMITATIONS

         The following investment limitations may be changed with respect to the Portfolio only by an affirmative vote of a majority of the outstanding Shares of the Portfolio (as defined under "Other Information Concerning the Fund and Its Shares -- Miscellaneous" in the Portfolio's Prospectuses). These investment limitations supplement those that appear in the Prospectuses.

         THE PORTFOLIO MAY NOT:

         1. Make investments for the purpose of exercising control or management.

         2. Purchase or sell real estate, provided that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein.

         3. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except insofar as the Portfolio might be deemed to be an underwriter upon disposition of portfolio securities acquired within the limitation on purchases of restricted securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be underwriting.

         4. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, provided that the Portfolio may, to the extent appropriate to its investment objective, purchase publicly traded securities of companies engaging in whole or in part in such activities, and provided further that the Portfolio may invest in futures contracts and related options in accordance with its investment activities and policies.

         5. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to transactions by the Portfolio in options, and futures contracts and related options, and (b) the Portfolio may obtain short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities.


                                 NET ASSET VALUE

         As stated in the applicable Prospectus, the net asset value per share of each class of a Portfolio is calculated by adding the value of all of the portfolio securities and other assets belonging to the Portfolio, subtracting the liabilities charged to such class, and dividing the result by the number of outstanding Shares of such class. "Assets belonging to" each class of a Portfolio consist of the consideration received upon the issuance of Shares of each class of the Portfolio together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Fund not belonging to the particular portfolio. Assets belonging to each class of the Portfolio are charged with the direct liabilities of each class of the Portfolio and with a share of the general liabilities of the Fund allocated in proportion to the relative net assets of the Portfolio and the Fund's other portfolios. The determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of general assets, with respect to a particular class of the Portfolio are conclusive.

         Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the current bid and asked prices. Restricted securities and other assets for which market quotations are not readily available are valued at fair value as determined in accordance with guidelines approved by the Fund's Board of Directors. In computing net asset value, the current value of the Portfolio's open futures contracts and related options will be "marked-to-market."

         Among the factors that ordinarily will be considered in valuing portfolio securities are the existence of restrictions upon the sale of the security by the Portfolio, the existence and extent of a market for the security, the extent of any discount in acquiring the security, the estimated time during which the security will not be freely marketable, the expenses of registering or otherwise qualifying the security for public sale, underwriting commissions if underwriting would be required to effect a sale, the current yields on comparable securities for debt obligations traded independently of any equity equivalent, changes in the financial condition and prospects of the issuer, and any other factors affecting fair value. In making valuations, opinions of counsel to the issuer may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

         Additionally, the Administrator may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. The methods of valuation used by the pricing service will be reviewed by the Administrator under the general supervision of the Fund's Board of Directors. Several pricing services are available, one or more of which may be used by the Administrator from time to time. In valuing the Portfolio's securities, the pricing service would normally take into consideration such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances, and other factors which are deemed relevant in determining valuations for normal institutionalized trading units of debt securities and would not rely exclusively on quoted prices.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shares in the Portfolio are sold on a continuous basis by the Distributor. As described in the applicable Prospectuses, Trust Shares and Institutional Shares of the Portfolio are sold to certain qualified customers at their net asset value without a sales charge. Investor A Shares of the Portfolio are sold to retail customers at the public offering price based on the Portfolio's net asset value plus a front-end load or sales charge as described in the applicable Prospectus.

         The Fund may redeem Shares involuntarily if the net income with respect to the Portfolio's Shares is negative or such redemption otherwise appears appropriate in light of the Fund's responsibilities under the 1940 Act.

         A hypothetical illustration of the computation of the public offering price per Share of Investor A Shares of the Portfolio, based on the projected value of the Portfolio's estimated net assets and projected number of outstanding Investor A Shares on the date such Shares are first offered for sale to public investors and the maximum front-end 2.5% sales charge currently applicable, is as follows:

                                      TABLE




Net Assets                          $  10.00

Outstanding Shares                         1

Net Asset Value Per
Share                               $  10.00

Sales Charge, (2.50%
of offering price,
2.60% of net asset
value  per share)                   $   0.26

Offering to Public                  $  10.26
                                       =====

         Under the 1940 Act, the Portfolio may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closing; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. The Portfolio may also suspend or postpone the recordation of the transfer of its Shares upon the occurrence of any of the foregoing conditions.

         In addition to the situations described in the Prospectuses under "How to Purchase and Redeem Shares," the Portfolio may redeem Shares involuntarily to reimburse the Portfolio for any loss sustained by reason of the failure of a shareholder to make full payment for Shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Portfolio Shares as provided in the applicable Prospectuses from time to time.

EXCHANGE PRIVILEGE

         Shareholders may exchange all or part of their Shares in the Portfolio as so described in the applicable Prospectus. Any rights an investor may have to reduce (or have waived) the sales load applicable to an exchange, as may be provided in a Prospectus, will apply in connection with any such exchange.

         By use of the exchange privilege, the investor authorizes his or her selected dealer, Service Organization or the Distributor to act on telephonic instructions from any person representing himself or herself to be the investor and believed by the selected dealer, Service Organization or the Distributor to be genuine. The investor, selected dealer, Service Organization or the Distributor must notify the Transfer Agent of the investor's prior ownership of Portfolio Shares and account number. The Transfer Agent's records of such instructions are binding. The exchange privilege may be modified or terminated at any time upon 60 days' written notice to Shareholders.


                  ADDITIONAL YIELD AND TOTAL RETURN INFORMATION

         From time to time the yields and total returns of Trust Shares, Institutional Shares and Investor A Shares (computed separately) of the Portfolio may be quoted in advertisements, shareholder reports or other communications to Shareholders.

         The Portfolio's 30-day "yield" described in the Prospectuses is calculated separately for Trust Shares, Institutional Shares and Investor A Shares by dividing the Portfolio's net investment income per share earned during a 30-day period by the maximum offering price per share (the "maximum offering price") with respect to Investor A Shares and the net asset value per share with respect to Trust Shares and Institutional Shares on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The Portfolio's net investment income per share (irrespective of class) earned during the period is based on the average daily number of Shares outstanding during the period entitled to receive dividends and includes income dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                                         a-b  (6)
                           Yield = 2 [(-------) - 1]
                                       cd + 1

         Where:   a =  dividends and interest earned
                       during the period.

                  b =  expenses accrued for the period (net of
                       reimbursements).

                  c = the average daily number of Shares outstanding that were entitled to receive dividends.

                  d = the maximum offering price per Share on the last day of the period.

         For the purpose of determining interest earned during the period (variable "a" in the formula), dividend income on equity securities held by the Portfolio is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Portfolio. The Portfolio calculates interest earned on any debt obligation held in its portfolio by computing the yield to maturity of each obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each 30-day period, or, with respect to obligations purchased during the 30-day period, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent 30-day period that the obligation is in the portfolio. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

         Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by the Portfolio to all shareholder accounts in proportion to the length of the base period and the Portfolio's mean (or median) account size. Investor A Shares, Institutional Shares and Trust Shares each bear separate fees applicable to the particular class of shares. Undeclared earned income will not be subtracted from the maximum offering price per Share (variable "d" in the formula). Undeclared earned income is net investment income which, at the end of the base period, has not been declared and paid as a dividend, but is reasonably expected to be and is declared and paid as a dividend shortly thereafter.

         Total Return Calculations. The Portfolio computes its "average annual total return" for each class of Shares by determining the average annual compounded rate of return during specified periods that would equate the initial amount invested in a particular class of Shares to the ending redeemable value of such investment in the class of Shares by dividing the ending redeemable value of a hypothetical $1,000 payment by $1,000 (representing a hypothetical initial payment) and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:


                                     ERV 1/n
                               T = [(-------) - 1]
                                        P

Where:   T    =  average annual total return

         ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the 1, 5 or 10 year (or other) periods (or a fractional portion thereof)

         P    =  hypothetical initial payment of $1,000

         n    =  period covered by the computation, expressed
                 in terms of years

         The Portfolio computes its aggregate total returns separately for each class of Shares by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested in a particular class of Shares to the ending redeemable value of such investment in the class of Shares. The formula for calculating aggregate total return is as follows:

                                      ERV
         Aggregate Total Return =  [(------)- 1]
                                       P

         The calculations of average annual total return and aggregate total return assume reinvestment of all income dividends and capital gain distributions on the reinvestment dates during the period and include all recurring fees charged to all shareholder accounts, assuming an account size equal to the Portfolio's mean or median account size for any fees that vary with the size of the account. The ending redeemable value (variable "ERV" in each quotation) is determined by assuming complete redemption of the hypothetical investment and the deduction of all non-recurring charges at the end of the period covered by the computation. In addition, the Portfolio's average annual total return and aggregate total return quotations reflect the deduction of the maximum front-end sales charge in connection with the purchase of Investor A Shares.

         As stated in the Prospectus relating to Investor A Shares, the Portfolio may also calculate total return figures for the Portfolio without deducting the maximum sales charge imposed on purchases. The effect of not deducting the sales charge will be to increase the total return reflected.

IN GENERAL

         Investors may judge the performance of the Portfolio by comparing it to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies. Such comparisons may be made by referring to market indices such as those prepared by Dow Jones & Co., Inc., Russell, Salomon Brothers, Inc., Standard & Poor's Ratings Group or any of their affiliates, the Consumer Price Index, the NASDAQ Composite, or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. Such comparisons may also be made by referring to data prepared by Lipper Analytical Services, Inc. (a widely recognized independent service which monitors the performance of mutual funds), Indata, Frank Russell, CDA, and the Bank Rate Monitor (which reports average yields for money market accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas). Other similar yield data, including comparisons to the performance of Mercantile repurchase agreements, or the average yield data for similar asset classes including but not limited to Treasury bills, notes and bonds, may also be used for comparison purposes. Comparisons may also be made to indices or data published in the following national financial publications: MorningStar, CDA/Wiesenberger, Money Magazine, Forbes, Fortune, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, U.S.A. Today and publications of Ibbotson Associates, Inc. and other publications of a local or regional nature. In addition to performance information, general information about the Portfolio that appears in a publication such as those mentioned above may be included in advertisements and in reports to Shareholders.

         From time to time, the Fund may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the portfolios offered by the Fund; (5) descriptions of investment strategies for one or more of such portfolios; (6) descriptions or comparisons of various investment products, which may or may not include the Portfolio; (7) comparisons of investment products (including the Portfolio) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of rankings or ratings by recognized rating organizations.

         Such data are for illustrative purposes only and are not intended to indicate past or future performance results of the Portfolio. Actual performance of the Portfolio may be more or less than that noted in the hypothetical illustrations.

         Since performance will fluctuate, performance data for the Portfolio cannot necessarily be used to compare an investment in the Portfolio's Shares with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. The current yield and performance of the Portfolio may be obtained by calling the Fund at: INVESTOR A SHARES - (800) 452-ARCH (2724); OR TRUST OR INSTITUTIONAL SHARES - (800) 452-4015.


                              DESCRIPTION OF SHARES

         The Fund's Articles of Incorporation authorize the Board of Directors to issue up to seven billion full and fractional Shares of capital stock, and to classify or reclassify any unissued Shares of the Fund into one or more additional classes or by setting or changing in any one or more respects, their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. Pursuant to such authority the Fund's Board of Directors has authorized the issuance of sixty-four classes of Shares representing interests in eighteen investment Portfolios: the Treasury Money Market, Money Market, Tax-Exempt Money Market, U.S. Government Securities, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond, Short-Intermediate Municipal, Missouri Tax-Exempt, National Municipal Bond, Equity Income, Equity Index, Growth & Income Equity, Growth Equity, Small Cap Equity, Small Cap Equity Index, International Equity and Balanced Portfolios. Trust Shares, Institutional Shares, Investor A Shares and/or Investor B Shares in each portfolio are offered through separate prospectuses to different categories of investors. Portfolio Shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the applicable Prospectuses, the Shares of the Fund's portfolios will be fully paid and nonassessable.

         Except as noted in the Prospectuses with respect to certain sub-transfer agency expenses borne by Institutional Shares and below with respect to the Administrative Services Plans for Trust Shares and Institutional Shares and the Distribution and Services Plan for Investor A Shares, Shares of each class of the Portfolio bear the same types of ongoing expenses. In addition, Investor A Shares are subject to a front-end sales charge as described in the applicable Prospectus. Each class of Shares also has different exchange privileges.

         In the event of a liquidation or dissolution of the Fund, Shares of the Portfolio are entitled to receive the assets available for distribution belonging to the Portfolio, and a proportionate distribution, based upon the relative asset value of the Portfolio, of any general assets not belonging to any particular portfolio of the Fund which are available for distribution. Shareholders of the Portfolio are entitled to participate equally in the net distributable assets of the Portfolio on liquidation, except that Trust Shares of the Portfolio will be solely responsible for the Portfolio's payments pursuant to the Administrative Services Plan for those Shares, Institutional Shares of the Portfolio will be solely responsible for the Portfolio's payments pursuant to the Administrative Service Plan for those Shares, and Investor A Shares of the Portfolio will be solely responsible for the Portfolio's payments pursuant to the Distribution and Services Plan for those Shares. In addition, Institutional Shares will be solely responsible for the payment of certain sub-transfer agency fees attributable to those Shares.

         Holders of all outstanding Shares of the Portfolio will vote together in the aggregate and not by class, except that only Trust Shares of the Portfolio will be entitled to vote on matters submitted to a vote of Shareholders pertaining to the Portfolio's Administrative Services Plan for Trust Shares, only Institutional Shares of the Portfolio will be entitled to vote on matters submitted to a vote of Shareholders pertaining to the Portfolio's Administrative Services Plan for Institutional Shares, and only Investor A Shares of the Portfolio will be entitled to vote on matters submitted to a vote of Shareholders pertaining to the Portfolio's Distribution and Services Plan for Investor A Shares. Further, Shareholders of all of the Fund's portfolios, irrespective of series, will vote in the aggregate and not separately on a portfolio-by-portfolio basis, except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the Shareholders of a particular portfolio or class of Shares. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of a "series" investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each series (portfolio) affected by the matter. A portfolio is considered to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of a particular portfolio. Under the Rule, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding Shares of the portfolio. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts, and the election of directors may be effectively acted upon by Shareholders of the Fund's portfolios voting without regard to portfolio or class.

         Shares in the Portfolio will be issued without certificates.


                     ADDITIONAL INFORMATION CONCERNING TAXES

         The following summarizes certain additional tax considerations generally affecting the Portfolio and its Shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its Shareholders, and the discussion here and in the Prospectuses are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisors with specific reference to their own tax situations.

         The Portfolio is treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended, (the "Code"). The Portfolio intends to qualify each year as a regulated investment company. In order to so qualify for a taxable year under the Code, the Portfolio must satisfy, in addition to the distribution requirements described in the Prospectuses, certain other requirements set forth below.

         At least 90% of the gross income for a taxable year of the Portfolio must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to the Portfolio's business of investing in such stock, securities or currencies (the "90% gross income test").

         The Portfolio also must derive less than 30% of its gross income for a taxable year from gains realized on the sale or other disposition of securities and certain other investments held for less than three months (the "30% test"). Interest (including original issue discount and accrued market discount) received by the Portfolio upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, any income that is attributable to real market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose. With respect to covered call options, if the call is exercised by the holder, the premium and the price received on exercise constitute the proceeds of sale, and the difference between the proceeds and the cost of the securities subject to the call is capital gain or loss. Premiums from expired call options written by the Portfolio and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses. With respect to forward contracts, futures contracts, options on futures contracts, and other financial instruments subject to the mark-to-market rules described below under "Taxation of Certain Financial Instruments," the Internal Revenue Service has ruled in private letter rulings that a gain realized from such a contract, option or financial instrument will be treated as being derived from a security held for three months or more (regardless of the actual period for which the contract, option or instrument is held) if the gain arises as a result of a constructive sale under the mark-to-market rules, and will be treated as being derived from a security held for less than three months only if the contract, option or instrument is terminated (or transferred) during the taxable year (other than by reason of mark-to-market) and less than three months have elapsed between the date the contract, option or instrument is acquired and the termination date. Increases and decreases in the value of the Portfolio's forward contracts, futures contracts, options on futures contracts and other investments that qualify as part of a "designated hedge," as defined in Section 851(g) of the Code, may be netted for purposes of determining whether the 30% test is met.

         Finally, at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of the Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.

         The Portfolio will designate any distribution of the excess of net long-term capital gain over net short-term capital loss as a capital gain dividend in a written notice mailed to Shareholders within 60 days after the close of the Portfolio's taxable year. Such distributions, if any, will be taxable to Shareholders who are not currently exempt from federal income tax as long-term capital gains, no matter how long the shareholder has held these Shares. Shareholders should note that, upon the sale or exchange of Portfolio Shares, if the shareholder has not held such Shares for more than six months, any loss on the sale or exchange of those Shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the Shares.

         Ordinary income of individuals is taxable at a maximum nominal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. An individual's long-term capital gains are taxable at a maximum rate of 28%. For corporations, long-term capital gains and ordinary income are both taxable at a maximum nominal rate of 35% (or at a maximum marginal rate of 39% in the case of corporations having taxable income between $100,000 and $335,000).

         A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income each year to avoid liability for this excise tax.

         If for any taxable year the Portfolio does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its Shareholders). In such event, dividend distributions would be taxable as ordinary income to Shareholders, to the extent of the Portfolio's current and accumulated earnings and profits, and would be eligible for the dividends received deduction allowed to corporations.

         The Portfolio will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or 31% of gross sale proceeds paid to Shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the

Internal Revenue Service for failure to properly include on his return payments of taxable interest or dividends.

         In those states and localities which have income tax laws, the treatment of the Portfolio and its Shareholders under such laws may differ from their treatment under federal income tax laws. Under state or local law, distributions of net income may be taxable to Shareholders as dividend income. Shareholders are advised to consult their tax advisors concerning the application of state and local taxes.

TAXATION OF CERTAIN FINANCIAL INSTRUMENTS

         Special rules govern the federal income tax treatment of financial instruments that may be held by the Portfolio. These rules may have a particular impact on the amount of income or gain that the Portfolio must distribute to Shareholders to comply with the distribution requirement, on the income or gain qualifying under the 90% gross income test, and on the Portfolio's ability to comply with the 30% test described above.

         Generally, futures contracts and options on futures contracts held by the Portfolio at the close of its taxable year are treated for federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "mark-to-market." Forty percent of any gain or loss resulting from such constructive sales are treated as short-term capital gain or loss and 60% of such gain or loss are treated as long-term capital gain or loss without regard to the period the Portfolio holds the futures contract or related option (the "40%-60% rule"). The amount of any capital gain or loss actually realized by the Portfolio in a subsequent sale or other disposition of those futures contracts and related options is adjusted to reflect any capital gain or loss taken into account by the Portfolio in a prior year as a result of the constructive sale of the contracts and options. Losses with respect to futures contracts to sell and related options, which are regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by the Portfolio, are subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which are also applicable, the holding period of the securities forming part of the straddle will (if they have not been held for the long-term holding period) be deemed not to begin prior to termination of the straddle. With respect to certain futures contracts and related options, deductions for interest and carrying charges may not be allowed. Notwithstanding the rules described above, with respect to futures contracts to sell and related options which are properly identified as such, the Portfolio may make an election which will exempt (in whole or in part) those identified futures contracts and options from being treated for federal income tax purposes as sold on the last business day of the Portfolio's taxable year, but gains and losses will be subject to such short sales, wash sales and loss deferral rules and the requirement to capitalize interest and carrying charges. Under Temporary Regulations, the Portfolio would be allowed (in lieu of the foregoing) to elect either (1) to offset gains or losses from positions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) to establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, the 40%-60% rule will apply to the net gain or loss attributable to the futures contracts and options, but in the case of a mixed straddle account election, not more than 50% of any net gain may be treated as long-term and no more than 40% of any net loss may be treated as short-term.

CONCLUSIONS

         The foregoing discussion is based on federal tax laws and regulations which are in effect on the date of this Statement of Additional Information. Such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisors concerning the application of state and local taxes.


                             MANAGEMENT OF THE FUND

DIRECTORS AND OFFICERS

         The directors and executive officers of the Fund, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows:

                                                  Principal Occupations
                             Position with        During Past 5 years
Name and Address             the Fund             and other affiliations
----------------             -------------        ----------------------

Jerry V. Woodham*            Chairman of          Treasurer, St. Louis
St. Louis University         the Board;           University, August 1996
3500 Lindell                 President and        to present; Treasurer,
Fitzgerald Hall              Director             Washington University,
St. Louis, MO  63131                              1981 to 1995
Age:  53

                                                  Principal Occupations
                             Position with        During Past 5 years
Name and Address             the Fund             and other affiliations
----------------             -------------        ----------------------

Robert M. Cox, Jr.           Director             Senior Vice President and
Emerson Electric Co.                              Advisory Director, Emerson
8000 W. Florissant Ave.                           Electric Co. since November
P.O. Box 4100                                     1990.
St. Louis, MO  63136-8506
Age:  51

Joseph J. Hunt               Director             General Vice-President
Iron Workers District                             International Association of
  Council                                         Bridge, Structural and Orna-
3544 Watson Road                                  mental Iron Workers (Interna-
St. Louis, MO  63139                              tional Labor Union), January 1994
Age:  54                                          to present; General Organizer,
                                                  International Association of Bridge,
                                                  Structural and Ornamental Iron
                                                  Workers, September 1983 to
                                                  December 1993.

James C. Jacobsen            Director             Director, Kellwood Company,
Kellwood Company                                  (manufacturer of wearing
600 Kellwood Parkway                              apparel and camping softgoods)
Chesterfield, MO  63017                           since 1975; Vice Chairman,
Age:  61                                          Kellwood Company since May
                                                  1989.

Lyle L. Meyer                Director             Vice President, The Jefferson
Jefferson Smurfit                                 Smurfit Corporation (manu-
Corporation                                       facturer of paperboard and
8182 Maryland Avenue                              packaging materials), April
St. Louis, MO 63105                               1989 to present; President,
Age:  60                                          Smurfit Pension & Insurance Services
                                                  Company, November 1982 to December
                                                  1992.

Ronald D. Winney*            Director and         Treasurer, Ralston
Ralston Purina Company       Treasurer            Purina Company
Checkerboard Square                               Since 1985.
St. Louis, MO 63164
Age:  54

W. Bruce McConnel, III       Secretary            Partner of the law
Suite 1100                                        firm of Drinker Biddle
1345 Chestnut Street                              & Reath LLP, Philadelphia,
Philadelphia, PA 19107                            Pennsylvania Since 1977.
Age:  54

Walter B. Grimm*             Vice President       From June, 1992 to present,
3435 Stelzer Road            and Assistant        employee of BISYS Fund
Columbus, OH 43219           Treasurer            Services; From 1989 to June, 1992
Age:  51                                          President of Leigh
                                                  Investments Consulting/
                                                  Investments (investment
                                                  firm).

                                                  Principal Occupations
                             Position with        During Past 5 years
Name and Address             the Fund             and other affiliations
----------------             -------------        ----------------------

David Bunstine*              Assistant            From December, 1987 to
3435 Stelzer Road            Secretary            present, employee of
Columbus, OH 43219                                Bisys Fund Services.
Age:  31


------------------------

* Messrs. Woodham, Winney, Grimm and Bunstine are "interested persons" of the Fund as defined in the 1940 Act.

         Each Director receives an annual fee of $10,000 plus reimbursement of expenses incurred as a Director. The Chairman of the Board and President of the Fund receives an additional annual fee of $5,000 for his services in these capacities. For the fiscal year ended November 30, 1996, the Fund paid or accrued for the account of its directors as a group, for services in all capacities, a total of $76,082.90. Drinker Biddle & Reath LLP, of which Mr. McConnel is a partner, receives legal fees as counsel to the Fund. As of the date of this Statement of Additional Information, the directors and officers of the Fund, as a group, owned less than 1% of the outstanding Shares of the Fund.

         The following chart provides certain information about the fees received by the Fund's directors for their services as members of the Board of Directors and committees thereof for the fiscal year ended November 30, 1996:

    ============================================================================
                                                PENSION OR
                                                RETIREMENT           TOTAL
                               AGGREGATE     BENEFITS ACCRUED     COMPENSATION
                              COMPENSATION   AS PART OF FUND   FROM THE FUND AND
         NAME OF DIRECTOR    FROM THE FUND       EXPENSE         FUND COMPLEX*
    ----------------------------------------------------------------------------
    Jerry V. Woodham            $15,000            N/A             $15,000.00
    ----------------------------------------------------------------------------
    Robert M. Cox, Jr.         $10,166.35          N/A             $10,166.35
    ----------------------------------------------------------------------------
    Joseph J. Hunt             $10,000.00          N/A             $10,000.00
    ----------------------------------------------------------------------------
    James C. Jacobsen          $10,266.60          N/A             $10,266.60
    ----------------------------------------------------------------------------
    Donald E. Kiernan**        $10,101.55          N/A             $10,101.55
    ----------------------------------------------------------------------------
    Lyle L. Meyer              $10,287.60          N/A             $10,287.60
    ----------------------------------------------------------------------------
    Ronald D. Winney           $10,260.60          N/A             $10,260.60
    ============================================================================

 *  The "Fund Complex" consists solely of the Fund.

**  Mr. Kiernan resigned as a director of the Fund on April 3, 1997.

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

         MVA serves as investment adviser to the Portfolio. Pursuant to the advisory agreement, MVA has agreed to provide investment advisory services as described in the Portfolio's Prospectuses. MVA has agreed to pay all expenses incurred by it in connection with its activities under the agreement other than the cost of securities, including brokerage commissions, if any, purchased for the Portfolio.

         The investment advisory agreement provides that MVA shall not be liable for any error of judgment or mistake of law or for any loss suffered in connection with the performance of its agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

         Under its administration agreement with the Fund, BISYS Fund Services Ohio, Inc. (the "Administrator") serves as administrator. The Administrator has agreed to maintain office facilities for the Portfolio, furnish the Portfolio with statistical and research data, clerical, accounting, and certain bookkeeping services, stationery and office supplies, and certain other services required by the Portfolio, and to compute the net asset value and net income of the Portfolio. The Administrator prepares annual and semi-annual reports to the SEC on Form N-SAR, compiles data for and prepares federal and state tax returns and required tax filings other than those required to be made by the Fund's Custodian and Transfer agent, prepares the Fund's compliance filings with state securities commissions, maintains the registration or qualification of Shares for sale under the securities laws of any state in which the Fund's Shares shall be registered, assists in the preparation of annual and semi-annual reports to Shareholders of record, participates in the periodic updating of the Fund's Registration Statement, prepares and assists in the timely filing of notices to the SEC required pursuant to Rule 24f-2 under the 1940 Act, arranges for and bears the cost of processing share purchase, exchange and redemption orders, keeps and maintains the Portfolio's financial accounts and records, including calculation of daily expense accruals, monitors compliance procedures for the Portfolio with the Portfolio's investment objective, policies and limitations, tax matters, and applicable laws and regulations, and generally assists in all aspects of the Portfolio's operations. The Administrator bears all expenses in connection with the performance of its services, except that the Portfolio bears any expenses incurred in connection with any use of a pricing service to value portfolio securities. See "Net Asset Value" above.

         From time to time, MVA and the Administrator may voluntarily waive a portion or all of their respective fees otherwise payable to them with respect to the Portfolio in order to increase the net income available for distribution to Shareholders.

CUSTODIAN AND TRANSFER AGENT

         Mercantile is Custodian of the Portfolio's assets pursuant to a Custodian Agreement. Under the Custodian Agreement, Mercantile has agreed to (i) maintain a separate account or accounts in the name of the Portfolio; (ii) receive and disburse money on behalf of the Portfolio; (iii) collect and receive all income and other payments and distributions on account of the Portfolio's portfolio securities; (iv) respond to correspondence relating to its duties; and
(v) make periodic reports to the Fund's Board of Directors concerning the operations of the Portfolio. Mercantile may, at its own expense, open and maintain a custody account or accounts on behalf of the Portfolio with other banks or trust companies, provided that Mercantile shall remain liable for the performance of all of its custodial duties under the Custodian Agreement, notwithstanding any delegation. Mercantile is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Portfolio, provided that Mercantile shall remain responsible for the performance of all of its duties under the Custodian Agreement and shall hold the Fund harmless from the acts and omissions of any bank or trust company serving as sub-custodian.

         In the opinion of the staff of the SEC, since the Custodian is an affiliate of the Adviser, the Fund and the Custodian are subject to the requirements of Rule 17f-2 under the 1940 Act. Accordingly the Fund and the Custodian intend to comply with the requirements of such Rule.

         Pursuant to the Custodian Agreement with the Fund, the Portfolio pays Mercantile an annual fee. This fee, which is paid monthly, is calculated as the greater of $6,000 or $.30 for each $1,000 of the Portfolio's average daily net assets, plus $15.00 for each purchase, sale or delivery of a security upon its maturity date, $50.00 for each interest collection or claim item, $20.00 for each transaction involving GNMA, tax-free or other non-depository registered items with monthly dividends or interest, $30.00 for each purchase, sale or expiration of an option contract, $50.00 for each purchase, sale or expiration of a futures contract, and $15.00 for each repurchase trade with an institution other than Mercantile. In addition, the Portfolio pays Mercantile's incremental costs in providing foreign custody services for any foreign-denominated and foreign-held securities, if any, and reimburses Mercantile for out-of-pocket expenses related to such services.

         BISYS Fund Services Ohio, Inc. also serves as the Fund's transfer agent and dividend disbursing agent (in those capacities, the "Transfer Agent") pursuant to a Transfer Agency Agreement. Under the Agreement, the Transfer Agent has agreed to (i) process Shareholder purchase and redemption orders; (ii) maintain shareholder records for the Portfolio's Shareholders; (iii) process transfers and exchanges of Shares of the Portfolio; (iv) issue periodic statements for the Portfolio's Shareholders; (v) process dividend payments and reinvestments; (vi) assist in the mailing of Shareholder reports and proxy solicitation materials; and (vii) make periodic reports to the Fund's Board of Directors concerning the operations of the Portfolio.

DISTRIBUTOR AND SERVICE ORGANIZATIONS

         BISYS Fund Services (the "Distributor"), an affiliate of the Administrator, serves as the Distributor of the Portfolio's Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, sells Shares of the Portfolio on a continuous basis. The Distributor has agreed to use appropriate efforts to solicit orders for the sale of Shares. With respect to the Portfolio's Trust Shares and Institutional Shares, no compensation is payable by the Fund to the Distributor for distribution services. With respect to the Portfolio's Investor A Shares, the Distributor is entitled to receive a portion of the front-end sales charge imposed on such Shares. In addition, under the Distribution and Services Plans for Investor A Shares described below, the Distributor is entitled to a distribution fee at the annual rate of .10% for distribution services. For information regarding the distribution services provided and distribution fees payable thereunder, see "Distribution and Services Plan" under "Management of the Fund" in the Prospectuses and "The Plans" below.

THE PLANS

         DISTRIBUTION AND SERVICES PLAN. As described in the Prospectuses, the Fund has adopted a Distribution and Services Plan with respect to Investor A Shares of the Portfolio pursuant to the 1940 Act and Rule 12b-1 thereunder. Any material amendment to the Plan or arrangements with the Distributor or Service Organizations (which may include selected dealers and affiliates of the Fund's Adviser) must be approved by a majority of the Board of Directors, including a majority of the directors who are not "interested persons" of the Fund as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors") and by a majority of the Investor A Shares of the Portfolio. Pursuant to the Plan, the Fund may enter into Servicing Agreements with broker-dealers and other organizations ("Servicing Agreements") that purchase Investor A Shares of the Portfolio. The Servicing Agreements provide that the Servicing Organizations will render certain shareholder administrative support services to their customers who are the record or beneficial owners of Investor A Shares. Services provided pursuant to the Servicing Agreements may include such services as providing information periodically to customers showing their positions in Investor A Shares and monitoring services for their customers who have invested in Investor A Shares, including the operation of telephone lines for daily quotations of return information.

         ADMINISTRATIVE SERVICES PLANS. As described in the Prospectuses, separate Administrative Services Plans have been adopted with respect to Trust Shares and Institutional Shares of the Portfolio. Pursuant to each Plan and the Distribution and Services Plan described above, the Fund may enter into Servicing Agreements with banks, trust departments, and other financial institutions and with broker-dealers and other organizations ("Service Organizations") that purchase Trust Shares, Institutional Shares or Investor A Shares of the Portfolio, respectively. The Servicing Agreements provide that the Service Organizations will render certain shareholder administrative support services to their customers who are the record or beneficial owners of Trust Shares, Institutional Shares or Investor A Shares, respectively. Services provided pursuant to the Servicing Agreements may include some or all of the following services: (i) processing dividend and distribution payments from the Portfolio on behalf of customers; (ii) providing information periodically to customers showing their positions in Trust, Institutional or Investor A Shares;
(iii) arranging for bank wires; (iv) responding to routine customer inquiries relating to services performed by the particular Service Organization; (v) providing sub-accounting with respect to Shares owned of record or beneficially by customers or the information necessary for sub-accounting; (vi) as required by law, forwarding Shareholder communications (such as proxies, Shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (vii) forwarding to customers proxy statements and proxies containing any proposals regarding Servicing Agreements or the related Plan; (viii) aggregating and processing purchase, redemption, and exchange requests from customers and placing net purchase and redemption orders with the Fund's Distributor; (ix) providing customers with a service that invests the assets of their accounts in Shares pursuant to specific or pre-authorized instructions; (x) maintaining records relating to each customer's share transactions; or (xi) other similar services if requested by the Fund and permitted by law. In addition, Service Organizations may also provide dedicated facilities and equipment in various local locations to serve the needs of investors, including walk-in facilities, 800 numbers, and communication systems to handle Shareholder inquiries, and in connection with such facilities, provide on-site management personnel and monitoring services for their customers who have invested in Investor A Shares, including the operation of telephone lines for daily quotations of return information.

         OTHER PLAN INFORMATION. The Board of Directors has approved each Plan and its respective arrangements with the Distributor, Service Organizations and broker-dealers based on information provided by the Fund's service contractors that there is a reasonable likelihood that these Plans and arrangements will benefit the Portfolio and its Shareholders. Pursuant to each Plan, the Board of Directors reviews, at least quarterly, a written report of the amounts of distribution fees and servicing fees expended pursuant to each Plan, the Service Organizations to whom such fees were paid and the purposes for which the expenditures were made. So long as the Fund has one or more of the above described Plans in effect, the selection and nomination of the members of the Board of Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund will be committed to the discretion of such Disinterested Directors.

         Depending upon the terms governing the particular customer accounts, Service Organizations, selected dealers, and other institutions may also charge their customers directly for cash management and other services provided in connection with the accounts, including, for example, account maintenance fees, compensating balance requirements, or fees based upon account transactions, assets, or income. An investor should therefore read the Prospectuses and this Statement of Additional Information in light of the terms of his or her account with a Service Organization, selected dealer, or other institution before purchasing Trust, Institutional or Investor A Shares of the Portfolio.

         FUND EXPENSES. As discussed previously, the Portfolio's service contractors bear all of their own expenses in connection with the performance of their services, except that the Portfolio bears certain expenses incurred pursuant to the Distribution and Services Plan, the Administration Services Plans and certain sub-transfer agency fees (with respect to Institutional Shares). The Portfolio also bears the expenses incurred in its operations. Fund expenses include taxes, interest, fees and salaries of its directors and officers, Securities and Exchange Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to Shareholders, advisory and administration fees, distribution fees for distribution services provided to and expenses assumed in connection with marketing Investor A Shares, charges of the Custodian and Transfer Agent, Service Organization fees, certain insurance premiums, outside auditing and legal expenses, costs of any independent pricing service, costs of Shareholder reports and meetings and any extraordinary expenses. The Portfolio also pays for brokerage fees, commission and other transaction charges (if any) incurred in connection with the purchase and sale of portfolio securities.


                              INDEPENDENT AUDITORS

         KPMG Peat Marwick LLP, certified public accountants, with offices at Two Nationwide Plaza, Columbus, Ohio 43215, serves as independent auditors for the Fund. KPMG Peat Marwick LLP performs an annual audit of the Fund's financial statements. Reports of its activities are provided to the Fund's Board of Directors.


                                     COUNSEL

         Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of the Fund, is a partner), Suite 1100, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496, is counsel to the Fund and will pass upon certain legal matters on its behalf.


                                  MISCELLANEOUS

         As of June 3, 1997, Mercantile held of record 99.997% and 30.171% of the outstanding Institutional and Trust shares, respectively, in the Treasury Money Market Portfolio; 94.378% and 32.788% of the outstanding Institutional and Trust shares, respectively, in the Money Market Portfolio; 78.265% of the outstanding Trust shares in the Tax-Exempt Money Market Portfolio; 95.061% and 94.922% of the outstanding Institutional and Trust shares, respectively, in the U.S. Government Securities Portfolio; 99.999% of the outstanding Trust shares in the Intermediate Corporate Bond Portfolio; 99.999% and 98.987% of the outstanding Institutional and Trust shares, respectively, in the Government & Corporate Bond Portfolio; 99.029% of the outstanding Trust Shares in the Bond Index Portfolio; 96.338% of the outstanding Trust shares in the Short-Intermediate Municipal Portfolio; 99.232% of the outstanding Trust shares in the Missouri Tax-Exempt Bond Portfolio; 99.926% of the outstanding Trust shares in the National Municipal Bond Portfolio; 99.999% and 96.061% of the outstanding Institutional and Trust shares, respectively, in the Growth & Income Equity Portfolio; 99.999% and 48.974% of the outstanding Institutional and Trust shares, respectively, in the Small Cap Equity Portfolio; 96.282% and 93.840% of the outstanding Institutional and Trust shares, respectively, in the International Equity Portfolio; 97.799% of the outstanding Trust shares in the Equity Income Portfolio;

99.999% of the outstanding Trust shares in the Equity Index Portfolio; and 99.999% and 99.849% of the outstanding Institutional and Trust shares, respectively, in the Balanced Portfolio, as fiduciary or agent on behalf of its customers. Mercantile is a wholly owned subsidiary of Mercantile Bancorporation Inc., a Missouri corporation. Under the 1940 Act, Mercantile may be deemed to be a controlling person of the Fund.

         As of the same date, the following institutions also owned of record 5% or more of the Treasury Money Market Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - Hawaiian Trust Company Ltd., 783 Funds Accounting, P.O. Box 3170, Honolulu, HI 96802-3170 (12.388%);
BISYS Fund Services, FBO Mercantile EOD Sweep, Attn: Linda Zebre, First and Market Building, Suite 300, Pittsburgh, PA 15222 (47.309%); Investor A Shares - BHC Securities Inc., Attn: Cash Balance Sweep Dept., 1 Commerce Square, 11th Floor, 2005 Market Street, Philadelphia, PA 19103-0000 (51.657%); Mercantile Bank of St. Louis, NA Custodian Richard E. Crippa, Rollover IRA, 2948 Castleford Dr., Florissant, MO 63033-0000 (8.938%); St. Louis Regional Medical Center,
Attn: Sharon Edison, 5535 Delmar Blvd., St. Louis, MO 63112 (34.508%).

         As of the same date, the following institutions also owned of record 5% or more of the Money Market Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - Hawaiian Trust Company Ltd., 783 Funds Accounting, P.O. Box 3170, Honolulu, HI 96802-3170 (14.282%); Investor A Shares - BHC Securities Inc., Attn: Cash Balance Sweep Dept., 1 Commerce Square, 11th Floor, 2005 Market St., Philadelphia, PA 19103-0000 (84.033%); BISYS Fund Services, FBO Mercantile EOD Sweep, Attn: Linda Zerbe, First and Market Building, Suite 300, Pittsburgh, PA 15222 (35.324%); Mercantile Investment Services Inc., Firm Capital Account, Attn: Judy Harbelt, P.O. Box 790121, St. Louis, MO 63179-0121 (5.072%); Investor B Shares - Mercantile Bank of St. Louis, NA Custodian Pheba A. Steinmeyer, IRA, HC 3 Box 1266, Rocky Mt., MO 65072-9042 (5.511%); Alberta Buenemann and Ernie W. Buenemann Trust, Alberta Buenemann Revocable Living Trust, 1649 Sand Run Road, Troy, MO 63379 (7.405%); Mercantile Bank of St. Louis, NA Custodian Wayne D. Matheis, Rollover IRA, RR 2 Box 142, Russellville, MO 65074 (12.082%); Merlin R. Burke and Mary Alice Burke, 2516 Highland, Sedalia, MO 65301 (5.159%); Mercantile Bank of St. Louis, NA Custodian Edwin C. Hogrebe, IRA, 5537 Goethe, St. Louis, MO 63109 (5.009%); Homer R. Turner and Edna M. Turner Trust, Edna M. Turner Trust, 33409 E. Pink Hill Rd., Grain Valley, MO 64029 (7.869%).

         As of the same date, the following institutions also owned of record 5% or more of the Tax-Exempt Money Market Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - Mark Twain Bank, Trust Operations, P.O. Box 14259 A, St. Louis, MO 63178 (6.961%); BISYS Fund Services, FBO Mercantile EOD Sweep, Attn: Linda Zerbe, First and Market Building, Suite 300, Pittsburgh, PA 15222 (5.133%); Investor A Shares - BHC Securities Inc., Attn: Cash Balance Sweep Dept., 1 Commerce Square, 11th Floor, 2005 Market St., Philadelphia, PA 19103-0000 (96.536%).

         As of the same date, the following institutions also owned of record 5% or more of the U.S. Government Securities Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Investor A Shares - BHC Securities Inc., Trade House Account, Attn: Mutual Fund Dept., 1 Commerce Square, 2005 Market St., Philadelphia, PA 19103-0000 (12.753%); Mercantile Bank of St. Louis, NA Custodian Edmund C. Albrecht, Jr., IRA, 236 Carlyle Lake Dr., St. Louis, MO 63141 (6.076%); Mercantile Bank of St. Louis, NA Custodian William
J. Gaffney, IRA Rollover, 1424 Bupp Road, St. Louis, MO 63131 (5.105%); Investor B Shares - BHC Securities Inc., FAO 24130191, Attn: Mutual Funds Dept., 1 Commerce Square, 2005 Market St., Suite 1200, Philadelphia, PA 19103 (12.515%); BHC Securities Inc., FAO 24342961, Attn: Mutual Funds Dept., 1 Commerce Square, 2005 Market St., Suite 1200, Philadelphia, PA 19103 (8.052%); BHC Securities Inc., FAO 24335526, Attn: Mutual Funds Dept., 1 Commerce Square, 2005 Market St., Suite 1200, Philadelphia, PA 19103 (6.477%).

         As of the same date, the following institutions also owned of record 5% or more of the Intermediate Corporate Bond Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Institutional Shares - BISYS Fund Services OH Inc., Attn: Admin. & Regulatory Services, 3435 Stelzer Rd., Columbus, OH 43219 (100.00%); Investor A Shares - Gary E. Timmons, P.O. Box 3149, Laredo, TX 78044 (23.250%); Jill Larson, 27165 Punario, Mission Viejo, CA 92692-3204 (23.250%); George Gregory Timmons, 1332 E. Desert Cv., Phoenix, AZ 85020 (23.250%); Betty Jane Eckhart, Trust Betty Jane Eckhart Trust U/A, 28265 Beach Rd., Sarcoxie, MO 64862 (29.165%);

         As of the same date, the following institutions also owned of record 5% or more of the Bond Index Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Institutional Shares - BISYS Fund Services OH Inc., Attn: Admin. & Regulatory Services, 3435 Stelzer Rd., Columbus, OH 43219 (100.00%); Investor A Shares - Mary Ann Butler and Pamela Butler Masson, 100 Choctaw Place, Mandeville, LA 70471- 0000 (90.147%); Mary Helen Schaeffer, 5801 Quantrell Ave., No. L3, Alexandria, VA 22312 (7.677%).

         As of the same date, the following institutions also owned of record 5% or more of the Government & Corporate Bond Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Investor A Shares - BHC Securities Inc., Attn: Mutual Fund Dept., 1 Commerce Square, 2005 Market St., Philadelphia, PA 19103-0000 (12.853%); Mercantile Bank of St. Louis, NA Custodian Eugene F. Tucker, IRA Rollover, 70 Berkshire, St. Louis, MO 63117 (5.886%); Investor B Shares - Mercantile Bank of St. Louis, NA Custodian Gerald C. Pasch, IRA, 2817 Duncan, St. Joseph, MO 64507 (5.561%); Mercantile Bank of St. Louis, NA Custodian Wayne
D. Matheis, Rollover IRA, RR 2 Box 142, Russelville, MO 65074 (7.145%); BHC Securities Inc., FAO 24297770, Attn: Mutual Funds Dept., 1 Commerce Square, 2005 Market St., Suite 1200, Philadelphia, PA 19103 (10.564%); BHC Securities Inc., FAO 24337035, Attn: Mutual Funds Dept., 1 Commerce Square, 2005 Market St., Suite 1200, Philadelphia, PA 19103 (5.767%).

         As of the same date, the following institutions also owned of record 5% or more of the Short-Intermediate Municipal Bond Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Investor A Shares - James Sutten, P.O. Box 2465, Inverness, FL 34451-2465 (6.486%); Lane P. Baker and Madelynn A. Baker, P.O. Box 979, Essex, CT 06426-0000 (93.447%).

         As of the same date, the following institutions also owned of record 5% or more of the Missouri Tax-Exempt Bond Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Investor A Shares - BHC Securities Inc., Trade House Account, Attn: Mutual Fund Dept., 1 Commerce Square, 2005 Market St., Philadelphia, PA 19103-0000 (33.666%); Investor B Shares - BHC Securities Inc., FAO 24293705, Attn: Mutual Funds Dept., 1 Commerce Square, 2005 Market St., Philadelphia, PA 19103 (5.070%); BHC Securities Inc., FAO 2429054, Attn: Mutual Funds Dept., 1 Commerce Square, 2005 Market St., Suite 1200, Philadelphia, PA 19103 (10.823%); BHC Securities Inc., FAO 24286677, Attn:
Mutual Funds Dept., 1 Commerce Square, Suite 1200, Philadelphia, PA 19103 (6.510%); Corelink Financial, Inc., P.O. Box 4054, Concord, CA 94524 (33.272%).

         As of the same date, the following institutions also owned of record 5% or more of the National Municipal Bond Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Investor A Shares - Lane P. Baker and Madelynn A. Baker, P.O. Box 979, Essex, CT 06426-0000 (9.267%); Gail
P. Ruga, 207 Aintree Road, Rolla, MO 65401-3760 (21.016%); Kim P. Wheeler, Stifel Nicolaus & Co., Inc., 500 North Broadway, St. Louis, MO 63102 (21.016%); BHC Securities Inc., Trade House Account, Attn: Mutual Funds Dept., 1 Commerce Square, 2005 Market St., Suite 1200, Philadelphia, PA 19103 (22.779%); Merrill Lynch Pierce Fenner & Smith, FBO James M. Jenkins A, Acct. No. 431- 12C46, Attn:
Stock Powers, 4800 Dear Lake Dr. East, 2nd Floor, Jacksonville, FL 32246 (20.084%); Charles O. Lewis, 1825 39th

Avenue, Vero Beach, FL 32960 (5.026%); Investor B Shares - BISYS Fund Services OH Inc., Seed Account, 3435 Stelzer Rd., Suite 1000, Columbus, OH 43219-0000 (100.00%).

         As of the same date, the following institutions also owned of record 5% or more of the Equity Income Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Institutional Shares - BISYS Fund Services OH Inc., Attn: Admin. & Regulatory Services, 3435 Stelzer Rd., Columbus, OH 43219 (100.00%); Investor A Shares - Mary Helen Schaeffer, 5801 Quantrell Ave., No. L3, Alexandria, VA 22312 (9.050%); Mary Ann Butler and Pamela Butler Masson, 100 Choctaw Place, Mandeville, LA 70471-0000 (55.739%); Betty Jane Eckhart, Trust Betty Jane Eckhart Trust U/A, 28 265 Beech Road, Sarcoxie, MO 64862 (33.569%); Investor B Shares - BISYS Fund Services OH, Inc., Attn: Admin. & Regulatory Services, 3435 Stelzer Rd., Columbus, OH 43219 (14.751%); Corelink Financial Inc., P.O. Box 4054, Concord, CA 94524 (85.248%).

         As of the same date, the following institutions also owned of record 5% or more of the Equity Index Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Institutional Shares - BISYS Fund Services, Att:
Admin. & Regulatory Services, 3435 Stelzer Rd., Columbus, OH 43219 (100.000%); Investor A Shares - Walter B. Grimm, 5425 Stockton Ct., Powell, OH 43065-0000 (50.000%); BISYS Fund Services, Attn: Admin. & Regulatory Services, 3435 Stelzer Rd., Columbus, OH 43219 (50.000%).

         As of the same date, the following institutions also owned of record 5% or more of the Growth & Income Equity Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Investor A Shares - BHC Securities Inc., Trade House Account, Attn: Mutual Fund Dept., 1 Commerce Square, 2005 Market St., Philadelphia, PA 19103-0000 (36.117%).

         As of the same date, the following institutions also owned of record 5% or more of the Small Cap Equity Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - State Street Bank & Trust Co., Trust Pioneer Hi-Bred International Savings Plan Trust, 1 Enterprise Dr., Mail Stop D13, North Quincy, MA 02171 (16.914%); The Northern Trust Co., Trust Carpenters Pension Trust Fund, Attn: Mutual Fund, P.O. Box 92956, Chicago, IL 60675-2956 (7.590%); American Bar Endowment, 750 N. Lake Shore Dr., Chicago, IL 60611 (7.078%); Investor A Shares - BHC Securities Inc., Trade House Account,
Attn: Mutual Fund Dept., 1 Commerce Square, 2005 Market St., Philadelphia, PA 19103-0000 (42.092%).

         As of the same date, the following institutions also owned of record 5% or more of the International Equity

Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - Boat & Co., P.O. Box 14737, St. Louis, MO 63178-4737 (5.958%); Investor A Shares - BHC Securities Inc., Trade House Account, 2005 Market St., Philadelphia, PA 19103-0000 (43.822%); Frances Dakers, 200 E. 89th St. 28D, New York, NY 10128 (11.982%).

         As of the same date, the following institutions also owned of record 5% or more of the Balanced Portfolio's outstanding share as fiduciary or agent on behalf of their customers: Investor A Shares - BHC Securities Inc., Trade House Account, Attn: Mutual Fund Dept., 1 Commerce Square 2005 Market St., Philadelphia, PA 19103-0000 (19.088%); Mercantile Bank of St. Louis, NA Custodian Robert W. Davis, Rollover IRA, 818 Broadway, Elsberry, MO 63343 (5.294%); Investor B Shares Mercantile Bank of St. Louis, NA Custodian Edmund Frances Codr, Rollover IRA, 2820 S. 42nd St., St. Joseph, MO 64503 (5.627%); BHC Securities Inc., FAO 24176688, Attn: Mutual Funds Dept., 1 Commerce Square, 2005 Market St., Philadelphia, PA 19103 (10.530%); BHC Securities Inc., FAO 24273057,
Attn: Mutual Funds Dept., 1 Commerce Square, 2005 Market St., Philadelphia, PA 19103 (6.224%); Mercantile Bank of St. Louis, NA Custodian Richard Dell Woods, SEP IRA, 3114 Pickett Rd., St. Joseph, MO 64503 (7.111%); Mercantile Bank of St. Louis, NA Custodian Gerald C. Pasch, IRA, 2817 Duncan, St. Joseph, MO 64507 (5.904%).


         On the basis of information received from these institutions, the Fund believes that substantially all of the Shares owned of record were also beneficially owned by these institutions because they possessed or shared voting or investment power with respect to such Shares on behalf of their underlying accounts.

                                   APPENDIX A


COMMERCIAL PAPER RATINGS

         A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

         "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

         "A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

         "A-3" - Issue has an adequate capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes and circumstances than an obligation carrying a higher designation.

         "B" - Issue has only a speculative capacity for timely payment.

         "C" - Issue has a doubtful capacity for payment.

         "D" - Issue is in payment default.


         Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

         "Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

         "Prime-3" - Issuer or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

         "Not Prime" - Issuer does not fall within any of the Prime rating categories.


         The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D- 1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

         "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         "D-3" - Debt possesses satisfactory liquidity, and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

         "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


         Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

         "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

         "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

         "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

         "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

         "D" - Securities are in actual or imminent payment default.

         Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.


         Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which is issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

         "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

         "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

         "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

         "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.


         IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

         "A1+" - Obligations supported by the highest capacity for timely repayment.

         "A1" - Obligations are supported by a strong capacity for timely repayment.

         "A2" - Obligations are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

         "A3" - Obligations are supported by a satisfactory capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic or financial conditions than for obligations in higher categories.

         "B" - Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

         "C" - Obligations for which there is an inadequate capacity to ensure timely repayment.

         "D" - Obligations which have a high risk of default or which are currently in default.


CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

         The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

         "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

         "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

         "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

         "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

         "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

         "B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

         "CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

         "CC" - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

         "C" - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         "CI" - This rating is reserved for income bonds on which no interest is being paid.

         "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

         "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

         "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

         Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

         Moody's applies numerical modifiers 1, 2 and 3 in each generic classification from "Aa" to "B" in its bond rating system. The modifier 1 indicates that the issuer ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks at the lower end of its generic rating category.

         The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

         "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

         "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

         "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

         "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

         "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

         To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.


         The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

         "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

         "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         "BB," "B," "CCC," "CC," "C," "DDD," "DD," and "D" Bonds that possess one of these ratings are considered by Fitch to be speculative investments. The ratings "BB" to "C" represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating "DDD" to "D" is an assessment of the ultimate recovery value through reorganization or liquidation.

         To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.


         IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

         "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

         "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

         "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

         "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

         "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

         IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.


         Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

         "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

         "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

         "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

         "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

         "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

         "D" - This designation indicates that the long-term debt is in default.

         PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

                              CROSS REFERENCE SHEET
                                 (Trust Shares)

                        The ARCH Growth Equity Portfolio



Form N-1A Part A Item                              Prospectus Caption
---------------------                              ------------------

1.    Cover Page.................................  Cover Page

2.    Synopsis...................................  Expense Summary
                                                   for Trust Shares

3.    Condensed Financial
        Information..............................  Certain Financial
                                                   Information; Yields and Total
                                                   Returns

4.    General Description
        of Registrant............................  Highlights; Investment
                                                   Objectives, Policies and
                                                   Risk Considerations;
                                                   Other Information Concerning
                                                   the Fund and Its Shares

5.    Management of the Fund.....................  Management of the Fund

5A.   Management's Discussion of
        Fund Performance.........................  Inapplicable

6.    Capital Stock and
        Other Securities.........................  How to Purchase and
                                                   Redeem Shares; Dividends
                                                   and Distributions;
                                                   Taxes; Other Information
                                                   Concerning the Fund
                                                   and Its Shares

7.    Purchase of Securities
        Being Offered............................  How to Purchase and
                                                   Redeem Shares

8.    Redemption or Repurchase...................  How to Purchase and
                                                   Redeem Shares

9.    Pending Legal Proceedings..................  Inapplicable

                                 THE ARCH FAMILY
                                 OF MUTUAL FUNDS

                                  TRUST SHARES


                             GROWTH EQUITY PORTFOLIO















                         PROSPECTUS DATED _______, 1997

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

Highlights.................................................................  3
Certain Financial Information..............................................  4
Expense Summary for Trust Shares...........................................  5
Investment Objective, Policies and Risk
  Considerations...........................................................  6
Investment Limitations..................................................... 15
Pricing of Shares.......................................................... 17
How to Purchase and Redeem Shares.......................................... 17
         Purchase of Shares................................................ 17
         Exchange Privilege................................................ 18
         Redemption of Shares.............................................. 19
         Other Exchange or Redemption Information.......................... 21
Yields and Total Returns................................................... 21
Dividends and Distributions................................................ 23
Taxes...................................................................... 23
Management of the Fund..................................................... 25
Other Information Concerning the Fund and its Shares....................... 30
         Miscellaneous..................................................... 32

                             THE ARCH FUND(R), INC.

                        THE ARCH GROWTH EQUITY PORTFOLIO


                                  TRUST SHARES


         The ARCH Fund, Inc. is an open-end management investment company that currently offers Shares in eighteen investment portfolios. This Prospectus describes the Trust Shares of the ARCH GROWTH EQUITY PORTFOLIO (the "Portfolio"). Trust Shares are offered to financial institutions acting on their own behalf or on behalf of certain qualified accounts.

         THE ARCH GROWTH EQUITY PORTFOLIO'S investment objective is capital appreciation. The Portfolio seeks to achieve this objective by investing primarily in equity securities of companies selected on the basis of assessment of earnings and the risk and volatility of each company's business. Other factors, such as product position or market share, will also be considered.

         Mississippi Valley Advisors Inc. ("MVA" or the "Adviser"), a wholly-owned subsidiary of Mercantile Bank National Association ("Mercantile"), acts as investment adviser for the Portfolio; Mercantile serves as custodian; BISYS Fund Services Ohio, Inc. (the "Administrator") serves as administrator; and BISYS Fund Services (the "Distributor") serves as sponsor and distributor.

         This Prospectus sets forth concisely certain information about the Portfolio that prospective investors should know before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Portfolio, contained in a Statement of Additional Information dated _______________, 1997, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this Prospectus. An investor may obtain the Statement of Additional Information without charge by writing the Fund at P.O. Box 78069, St. Louis, Missouri 63178 or by calling 1-800-452-4015.

         Portfolio Shares are not bank deposits, are not federally insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency, and are not the obligations of or guaranteed or otherwise supported by any bank. An investment in the

Portfolio involves investment risk, including possible loss of principal.

                            ________________________


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               _____________, 1997

                                   HIGHLIGHTS

         The ARCH Fund, Inc. (the "Fund") is an open-end management investment company (commonly known as a mutual fund) registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers investment opportunities in eighteen investment portfolios. This Prospectus relates to one of those portfolios: the ARCH GROWTH EQUITY PORTFOLIO (the "Portfolio"). In addition, the Fund offers investment opportunities in the ARCH Treasury Money Market, Money Market, Tax-Exempt Money Market, U.S. Government Securities, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond, Short-Intermediate Municipal, Missouri Tax-Exempt Bond, National Municipal Bond, Equity Income, Equity Index, Growth & Income Equity, Small Cap Equity, Small Cap Equity Index, International Equity and Balanced Portfolios, which are described in separate Prospectuses. The Portfolio represents a separate pool of assets with a different investment objective and different policies than the Fund's other portfolios (as described below under "Investment Objective, Policies and Risk Considerations"). MVA serves as adviser, Mercantile as custodian, BISYS Fund Services Ohio, Inc. as administrator and BISYS Fund Services as sponsor and distributor. For information on expenses, fee waivers and services, see "Certain Financial Information" and "Management of the Fund."

         The following information generally describes the Portfolio and its investment objective. There can be no assurance that the Portfolio will be able to achieve its investment objective.

         The Portfolio is designed for investors who seek capital growth and who are prepared to accept the risks associated with an investment in equity securities.

         Investors should note that the Portfolio may, subject to its investment policies and limitations, invest in the securities of foreign issuers, enter into repurchase agreements and reverse repurchase agreements, make securities loans, invest in put and call options and futures and options on futures, and make limited investments in illiquid securities and securities issued by other investment companies. These investment practices involve investment risks of varying degrees. For example, the securities of a foreign issuer entail certain inherent risks, such as future political and economic developments and the adoption of foreign governmental restrictions, that might adversely affect the payment of dividends or principal and interest. Default by a counterparty to a repurchase agreement or securities lending transaction could expose the Portfolio to loss because of adverse market action or possible delay in disposing of the underlying collateral. Reverse repurchase agreements are subject to the risk that the market value of the securities sold by the Portfolio will decline below the repurchase price which the Portfolio is obligated to pay. Purchasing options is a specialized investment technique which entails a substantial risk of loss of amounts paid as premiums to option writers. There is no assurance that a liquid market will exist for a particular futures contract at any particular time. The Portfolio may engage in short-term trading, which may also involve greater risk and increase the Portfolio's expenses. See "Investment Objective, Policies and Risk Considerations" below and the Statement of Additional Information under "Investment Objective and Policies."

         The Fund offers investors the opportunity to invest in a variety of professionally managed investments without having to become involved with detailed management, accounting and safekeeping procedures normally related to direct investments in securities. The Fund also offers the availability of a family of eighteen mutual funds should your investment goals change.

         This Prospectus describes the Trust Shares of the Portfolio. For information on purchasing, exchanging or redeeming Trust Shares of the Portfolio, please see "How to Purchase and Redeem Shares" below.


                          CERTAIN FINANCIAL INFORMATION

         Shares of the Portfolio have been classified into four classes of Shares -- Trust Shares, Institutional Shares, Investor A Shares and Investor B Shares. Shares of each class in the Portfolio represent equal, pro rata interests in the investments held by the Portfolio and are identical in all respects, except that Shares of each class bear separate distribution and/or shareholder administrative servicing fees and certain other operating expenses, and enjoy certain exclusive voting rights on matters relating to these fees. See "Other Information Concerning the Fund and Its Shares," "Management of the Fund -- Administrative Services Plan" and "Management of the Fund -- Custodian and Transfer Agent" below. As a result of payments for distribution and/or shareholder administrative servicing fees and certain other operating expenses that may be made in differing amounts, the net investment income of Trust Shares, Institutional Shares, Investor A Shares and Investor B Shares in the Portfolio can be expected, at any given time, to be different.

         The Portfolio commenced operations on January 4, 1993 as the Arrow Equity Portfolio, a separate investment portfolio (the "Predecessor Portfolio") of Arrow Funds, which was organized as a Massachusetts business trust. On _____________, 1997, the Predecessor Portfolio was reorganized as a new portfolio of the Fund. Prior to the reorganization, the Predecessor Portfolio offered and sold shares of beneficial interest that were similar to the Fund's Investor A Shares.

                               EXPENSE SUMMARY FOR
                                  TRUST SHARES


                                                                    GROWTH
                                                                    EQUITY
                                                                   PORTFOLIO
                                                                   ---------
ANNUAL PORTFOLIO OPERATING
 EXPENSES
 (as a percentage of average
 net assets)
 Investment Advisory Fees (net
   of fee waivers).....................................               .75%

12b-1 Fees.............................................               .00%

 Other Expenses (including
   administration fees,
   administrative services fees
   and other expenses) (net
   of fee waivers and expense
   reimbursements)(1),(2)..............................               .55%
                                                                     -----
TOTAL PORTFOLIO OPERATING
   EXPENSES (net of fee waivers
   and expense reimbursements)(3)......................              1.30%
                                                                     =====


----------
1 Administrative services fees are payable at an annual rate not to exceed .30%. Without fee waivers, administration fees would be .20%.


2 Without fee waivers and expense reimbursements, Other Expenses would be .65% and Total Portfolio Operating Expenses would be 1.40%. Such fee waivers and expense reimbursements are expected to continue during the current fiscal year.

EXAMPLE                                    1 YEAR  3 YEARS
                                           ------  -------
You would pay the following
 expenses on a $1,000 investment,
 assuming (1) a 5% annual return
 and (2) redemption at the end of
 each period:

 Growth Equity Portfolio.............        $13     $41



         THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. ACTUAL EXPENSES AND RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN. Information about the actual performance of the Predecessor Portfolio is contained in the Arrow Funds' Annual and Semi-Annual Reports dated September 30, 1996 and March 31, 1997, respectively, which may be obtained without charge by contacting the Fund at the address or telephone number provided on page 1 of this Prospectus.

         The purpose of the foregoing table is to assist in understanding the various costs and expenses that an investor in the Portfolio's Trust Shares will bear directly or indirectly. The table reflects the expenses which the Portfolio expects to incur during the next twelve months on its Trust Shares. For more complete descriptions of the various costs and expenses, see "Management of the Fund" in this Prospectus and the Statement of Additional Information. The table and example have not been audited by the Fund's independent auditors and do not reflect any charges that may be imposed by financial institutions on their customers.


             INVESTMENT OBJECTIVE, POLICIES AND RISK CONSIDERATIONS

         Although management will use its best efforts to achieve the investment objective of the Portfolio, there can be no assurance that it will be able to do so. The investment objective of the Portfolio may not be changed without the affirmative vote of a majority of the outstanding Shares of the Portfolio. Unless otherwise indicated, the investment policies and limitations set forth below may be changed without shareholder approval, although shareholders will be notified before any material change in these policies and limitations become effective.

         The Portfolio's investment objective is capital appreciation. The Portfolio seeks to achieve this objective by investing primarily in equity securities of companies selected on the basis of assessment of earnings and the risk and volatility of each company's business. Other factors, such as product position or market share, will also be considered by the Adviser.

         The Portfolio invests primarily in equity securities of companies selected by the Adviser on the basis of traditional research techniques. The equity securities in which the Portfolio invests are primarily those of middle to large capitalization issuers whose shares are listed on the New York and American Stock Exchanges and Nasdaq. Company earnings are the primary consideration in selecting portfolio securities. The Portfolio may invest in preferred stocks, convertible securities, corporate bonds, debentures, notes, warrants, and put and call options on stocks, although normally it will invest at least 65% of its assets in common stocks. The lowest rated debt obligation in which the Portfolio will invest will be rated Baa or better by Moody's Investors Service, Inc. ("Moody's") or BBB or better by Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch"). Securities rated Baa or BBB have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated securities. Downgrades will be evaluated on a case by case basis by the Adviser. The Adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. The applicable ratings categories are described in Appendix A to the Statement of Additional Information.

         The Portfolio may invest in the securities of foreign issuers which are freely traded on United States securities exchanges or in the over-the-counter market in the form of depository receipts. Securities of a foreign issuer may present greater risks in the form of nationalization, confiscation, domestic marketability, or other national or international restrictions. As a matter of practice, the Portfolio will not invest in the securities of a foreign issuer if any such risk appears to the Adviser to be substantial. The Portfolio may not invest more than 5% of its total assets in securities of foreign issuers. For additional information on the risks of foreign securities, see "Risk Factors" below.

         In such proportions as, in the judgment of the Adviser, prevailing market conditions warrant, the Portfolio may, for temporary defensive purposes, invest in short-term money market instruments, securities issued and/or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements.

         RISK FACTORS

         MARKET RISK. The Portfolio invests primarily in equity securities. As with other mutual funds that invest primarily in equity securities, the Portfolio is subject to market risks. That is, the possibility exists that common stocks will decline over short or even extended periods of time and both the U.S. and certain foreign equity markets tend to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease.

         INTEREST RATE RISK. Generally, the market value of fixed income securities held by the Portfolio can be expected to vary inversely to changes in prevailing interest rates. During periods of declining interest rates, the market value of investment portfolios comprised primarily of fixed income securities will tend to increase, and during periods of rising interest rates, the market value will tend to decrease. Fixed income securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also offset the value of these investments. Fluctuations in the market value of fixed income securities subsequent to their acquisition will not offset cash income from such securities but will be reflected in the Portfolio's net asset value.

         RISKS ASSOCIATED WITH FOREIGN SECURITIES. Investments in securities of foreign issuers, whether made directly or indirectly, carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

         There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S.-based companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S.-based companies. There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than there is in the United States. In the event of a default by the issuer of a foreign security, it may be more difficult to obtain or enforce a judgment against such issuer than it would be against a domestic issuer. In addition, foreign banks and savings and loan associations and foreign branches of U.S. banks and savings and loan associations are subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks and savings and loan associations.

OTHER APPLICABLE POLICIES

         Investment methods described in this Prospectus are among those which the Portfolio has the power to utilize. Some may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.

         U.S. GOVERNMENT SECURITIES. Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns Shares of the Portfolio. The U.S. Government securities in which the Portfolio invests are either guaranteed or issued by the U.S. Government, its agencies, or instrumentalities. These securities include, but are not limited to, direct obligations of the U.S. Treasury such as U.S. Treasury bills, notes and bonds; notes, bonds, and discount notes issued or guaranteed by U.S. Government agencies and instrumentalities, supported by the full faith and credit of the United States; notes, bonds, and discount notes of U.S. Government agencies or instrumentalities which receive or have access to federal funding; and notes, bonds, and discount notes of other U.S. Government instrumentalities supported only by the credit of the instrumentalities.

         Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. Government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury; the discretionary authority of the U.S. Government to purchase certain obligations of an agency or instrumentality; or the credit of the agency or instrumentality.

         MONEY MARKET INSTRUMENTS. Under certain circumstances described above, the Portfolio may purchase "money market instruments," including commercial paper and bank obligations.

         Investment by the Portfolio in commercial paper will consist of issues that are rated at the time of purchase in highest rating category assigned by S&P, Moody's or Fitch or, if unrated, deemed to be of comparable quality by the Adviser at the time of purchase. Commercial paper may include variable and floating rate instruments. See "Other Applicable Policies -- Variable and Floating Rate Instruments" below.

         Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits of U.S. or foreign banks and savings and loan associations (collectively, "banks"), if the bank has capital, surplus and undivided profits at the time of purchase in excess of $100,000,000 or if the principal amount of the obligation is insured in full by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation. Although the Portfolio may invest in obligations of foreign banks or foreign branches of U.S. banks only when the Adviser determines that the instrument presents minimal credit risks, such investments nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks. Foreign banks and foreign branches of U.S. banks are subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of foreign banks or foreign branches of U.S. banks will not exceed 25% of the Portfolio's total assets at the time of purchase.

         VARIABLE AND FLOATING RATE INSTRUMENTS. The Portfolio may purchase rated or unrated variable and floating rate instruments. These instruments may include variable rate master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Unrated instruments purchased by the Portfolio will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be purchased. The absence of an active secondary market for a particular variable or floating rate instrument, however, could make it difficult for the Portfolio to dispose of an instrument if the issuer were to default on its payment obligation. The Portfolio could, for these or other reasons, suffer a loss with respect to such instruments.

         REPURCHASE AGREEMENTS. Under certain circumstances described above and subject to its investment objective and policies, the Portfolio may agree to purchase U.S. Government securities or other securities from financial institutions such as banks and broker-dealers, subject to the seller's agreement to repurchase them at a mutually agreed-upon date and price ("repurchase agreements"). The Portfolio will enter into repurchase agreements only with financial institutions such as banks and broker-dealers that the Adviser believes to be creditworthy. During the term of any repurchase agreement, the Adviser will continue to monitor the creditworthiness of the seller and will require the seller to maintain the value of the securities subject to the agreement at not less than 102% of the repurchase price (including accrued interest). Default by a seller could expose the Portfolio to possible loss because of adverse market action or possible delay in disposing of the underlying obligations. Because of the seller's repurchase obligations, the securities subject to repurchase agreements do not have maturity limitations. Although the Portfolio presently does not intend to enter into repurchase agreements providing for settlement in more than seven days, the Portfolio has the authority to do so subject to its limitation on the purchase of illiquid securities described below. Repurchase agreements are considered to be loans under the 1940 Act.

         REVERSE REPURCHASE AGREEMENTS. Subject to its investment policies and limitations, the Portfolio may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Portfolio would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase them at an agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price which the Portfolio is obligated to pay. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

         SECURITIES LENDING. To increase return or offset expenses, the Portfolio may, from time to time, lend portfolio securities on a short-term basis or a long-term basis, or both, to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash or marketable securities. The collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Portfolio. By lending its securities, the Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when marketable securities are used as collateral. In accordance with current Securities and Exchange Commission ("SEC") policies, the Portfolio is currently limiting its securities lending to one-third of its total assets. Loans are subject to termination by the Portfolio or the borrower at any time.

         PUT AND CALL OPTIONS. The Portfolio may purchase put options on portfolio securities. These options will be used as a hedge to attempt to protect securities which the Portfolio holds against decreases in value. The Portfolio may also write covered call options on all or any portion of its portfolio to generate income. The Portfolio may only write call options on securities either held in its portfolio, or which it has the right to obtain without payment of further consideration, or for which it has segregated cash or liquid securities in the amount of any additional consideration.

         The Portfolio may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Portfolio are not traded on an exchange. The Portfolio purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the Adviser.

         Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not. The Portfolio will not buy call options or write put options, other than to close out open option positions, without further notification to shareholders.

         When the Portfolio writes a call option, it risks not participating in any rise in the value of the underlying security. In addition, when the Portfolio purchases puts on financial futures contracts to protect against declines in prices of portfolio securities, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in its portfolio. This may cause the futures contract and its corresponding put to react differently than the portfolio securities to market changes. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In such an event, the Portfolio may lose the purchase price of the put option. Finally, it is not certain that a secondary market for options will exist at all times. Although the Adviser will consider liquidity before entering into option transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. The Portfolio's ability to establish and close out option positions depends on this secondary market.

         FUTURES AND OPTIONS ON FUTURES. The Portfolio may purchase and sell futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions. Futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

         Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

         The Portfolio may also write options and purchase put options on futures contracts as a hedge to attempt to protect its portfolio securities against decreases in value. When the Portfolio writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Portfolio is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

         The Portfolio may also write put options and purchase call options on futures contracts as a hedge against rising purchase prices of portfolio securities. The Portfolio will use these transactions to attempt to protect its ability to purchase portfolio securities in the future at price levels existing at the time it enters into the transactions. When the Portfolio writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised. As a purchaser of a call option on a futures contract, the Portfolio is entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option.

         The Portfolio may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Portfolio's existing futures positions and premiums paid for related options would exceed 5% of the market value of its total assets. When the Portfolio purchases futures contracts, an amount of cash and liquid securities, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contracts are unleveraged. When the Portfolio sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

         When the Portfolio uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in its portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Portfolio may lose money on the futures contract or option.

         It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Portfolio's ability to establish and close out futures and options positions depends on this secondary market.

         SECURITIES OF OTHER INVESTMENT COMPANIES. The Portfolio may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, which include, subject to certain exceptions, a prohibition on the Portfolio investing more than 10% of the value of its total assets in such securities. Investment companies in which the Portfolio may invest may impose distribution fees as well as other types of commissions or charges. Such charges will be payable by the Portfolio and, therefore, will be borne indirectly by its shareholders. The Portfolio will invest in securities issued by other investment companies primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio securities. See the Statement of Additional Information under "Investment Objective and Policies -- Securities of Other Investment Companies."

         WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Portfolio may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Portfolio purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Portfolio to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market value of the securities purchased may vary from the purchase prices.

         The Portfolio may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, the Portfolio may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Portfolio may realize short-term profits or losses upon the sale of such commitments.

         RESTRICTED AND ILLIQUID SECURITIES. The Portfolio may invest in restricted securities. Restricted securities are any securities in which the Portfolio may invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law. The Portfolio will limit investments in illiquid securities (including certain restricted securities not determined by the Fund's Board of Directors to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice) to no more than 15% of its net assets.

         The Portfolio may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Portfolio, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Portfolio believes that Section 4(2) commercial paper and certain other restricted securities, which meet the criteria for liquidity established by the Fund's Board of Directors, are quite liquid. Therefore, the Portfolio intends to treat these securities as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because these securities are liquid, the Portfolio will not subject such securities to the limitation otherwise applicable to restricted securities.

         PORTFOLIO TRANSACTIONS. All orders for transactions in securities or options on behalf of the Portfolio are placed by the Adviser with broker-dealers that it selects. To the extent permitted by the 1940 Act and guidelines adopted by the Fund's Board of Directors, the Portfolio may utilize the Distributor or one or more of its affiliates as a broker in connection with the purchase or sale of securities when the Adviser believes the charge for the transaction does not exceed the usual and customary broker's commission.


                             INVESTMENT LIMITATIONS

         The investment limitations set forth below are fundamental policies and may be changed only by a vote of a majority of the outstanding Shares of the Portfolio. Other investment limitations that also cannot be changed without a vote of shareholders are contained in the Statement of Additional Information under "Investment Objective and Policies."

         1. With respect to 75% of the value of its total assets, the Portfolio will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. The Portfolio will not acquire more than 10% of the outstanding voting securities of any one issuer.

         2. The Portfolio will not invest 25% or more of the value of its total assets in any one industry, provided, however, that the Portfolio may invest more than 25% of the value of its total assets in cash or certain money market instruments (including instruments issued by a U.S. branch of a domestic bank or savings and loan association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment), securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such securities.

         3. The Portfolio will not issue senior securities, except that the Portfolio may borrow money directly or indirectly through reverse repurchase agreements in amounts up to one-third the value of its total assets, including the amount borrowed, and except to the extent that the Portfolio may enter into futures contracts. The Portfolio will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of its portfolio by enabling the Portfolio to, for example, meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Portfolio will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

         4. The Portfolio will not lend any of its assets except portfolio securities in an amount up to one-third the value of its total assets. The Portfolio shall not be prevented from purchasing or holding U.S. Government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness or other debt securities, entering into repurchase agreements or engaging in other transactions where permitted by the Portfolio's investment objective, policies and limitations.

         Except with respect to the Portfolio's policy regarding the borrowing of money, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting solely from a change in the value of the Portfolio's securities will not constitute a violation of such limitation.

                                PRICING OF SHARES

         The Portfolio's net asset value per Share is determined by the Administrator as of the close of regular trading hours on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time) on each weekday, with the exception of those holidays on which the Exchange or the Federal Reserve Bank of St. Louis are closed (a "Business Day"). Currently, one or both of these institutions are closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day (observed).

         Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded on only over-the-counter markets are valued on the basis of market values when available. Securities for which there are no transactions are valued at the average of the current bid and asked prices. Other securities, including restricted and other securities for which market quotations are not readily available, and other assets are valued at fair value by the Adviser under the supervision of the Board of Directors. Investments in debt securities with remaining maturities of 60 days or less may be valued based upon the amortized cost method. For further information about valuation of investments, see "Net Asset Value" in the Statement of Additional Information.

         The public offering price for each class of Shares is based upon net asset value per Share plus, in the case of Investor A Shares, a front-end sales charge. A class will calculate its net asset value per Share by adding the value of the Portfolio's investments, cash and other assets attributable to the class, subtracting the Portfolio's liabilities attributable to that class, and then dividing the result by the total number of Shares in the class that are outstanding. Because the operating expenses of Investor B Shares are higher than those associated with the other classes of Shares, the net asset value per Share of Investor B Shares of the Portfolio will generally be lower than the net asset value per Share of Trust, Institutional or Investor A Shares of the Portfolio.


                        HOW TO PURCHASE AND REDEEM SHARES

PURCHASE OF SHARES

         Trust Shares are sold to financial institutions, such as banks, trust companies, thrift institutions, mutual funds or other financial institutions (collectively "financial institutions"), acting on their own behalf or on behalf of their qualified fiduciary accounts, employee benefit, retirement plan or other such qualified accounts. Trust Shares are sold to qualified purchasers without a sales charge imposed by the Fund or the Distributor. Generally, investors purchase Trust Shares through a financial institution, which is responsible for transmitting purchase orders directly to the Fund.

         Purchases may be effected on Business Days when the Adviser, Distributor and Mercantile (the Custodian) are open for business. The Fund reserves the right to reject any purchase order, including purchases made with foreign and third party drafts or checks.

         Financial institutions placing orders directly or on behalf of their customers should contact the Fund at 1-800-452-4015. Investors may also call the Fund for information on how to purchase Shares.

         All shareholders of record will receive confirmations of Share purchases, exchanges and redemptions in the mail. If Shares are held in the name of banks or other financial institutions, such institution is responsible for transmitting purchase, exchange and redemption orders to the Fund on a timely basis, recording all purchase, exchange and redemption transactions, and providing regular account statements which confirm such transactions to beneficial owners. Payment for orders which are not received or accepted will be returned after prompt inquiry to the transmitting financial institution.

         If purchase orders are received in good form and accepted by the Fund prior to 4:00 p.m. (Eastern time) on any Business Day, Trust Shares will be priced according to the net asset value per Share next determined on that day after receipt of the order. Immediately available funds must be received by the Custodian prior to 4:00 p.m. on the next Business Day following receipt of such order. If funds are not received by such date, the order will be cancelled, and notice thereof will be given to the financial institution placing the order.

EXCHANGE PRIVILEGE

         The exchange privilege enables shareholders to exchange Trust Shares of the Portfolio for Trust Shares of another portfolio offered by the Fund. Exchanges for Trust Shares in another portfolio are effected at net asset value without payment of any exchange or sales charges. In addition, Trust Shares of the Portfolio may be exchanged for Investor A Shares of the Portfolio in connection with the distribution of assets held in a qualified trust, agency or custodian account with the trust department of Mercantile or any of its affiliated or correspondent banks. Such exchanges will also be effected at net asset value without payment of any exchange or sales charges. The exchange privilege may be exercised only in those states where the class of Shares of such other portfolio may be legally sold.

         The Fund reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time upon 60 days' written notice to shareholders. An investor may telephone an exchange request by calling his or her financial institution, which is responsible for transmitting such exchange request to the Fund. See "Other Exchange or Redemption Information" below. An investor should consult the financial institution or the Fund for further information regarding procedures for exchanging Shares.

         In addition to the Growth Equity Portfolio described in this Prospectus, the Fund currently offers Trust Shares in the following portfolios:

         -  The ARCH Treasury Money Market Portfolio
         -  The ARCH Money Market Portfolio
         -  The ARCH Tax-Exempt Money Market Portfolio
         -  The ARCH U.S. Government Securities Portfolio
         -  The ARCH Intermediate Corporate Bond Portfolio
         -  The ARCH Bond Index Portfolio
         -  The ARCH Government & Corporate Bond Portfolio
         -  The ARCH Short-Intermediate Municipal Portfolio
         -  The ARCH Missouri Tax-Exempt Bond Portfolio
         -  The ARCH National Municipal Bond Portfolio
         -  The ARCH Equity Income Portfolio
         -  The ARCH Equity Index Portfolio
         -  The ARCH Growth & Income Equity Portfolio
         -  The ARCH Small Cap Equity Portfolio
         -  The ARCH Small Cap Equity Index Portfolio
         -  The ARCH International Equity Portfolio
         -  The ARCH Balanced Portfolio

         For information concerning these portfolios, please call
1-800-452-4015. Shareholders exercising the exchange privilege with any of the other portfolios offered by the Fund should request and review the portfolio's prospectus carefully prior to making an exchange.

REDEMPTION OF SHARES

         Redemption orders should be placed with or through the same financial institution that placed the original purchase order. Redemption orders are effected at the Portfolio's net asset value per Share next determined after receipt of the order by the Fund. The financial institution is responsible for transmitting redemption orders to the Fund on a timely basis. Proceeds from redemptions of Trust Shares of the Portfolio with respect to redemption orders received and accepted by the Fund before 4:00 p.m. (Eastern time) on a Business Day normally are sent electronically to the financial institution that placed the redemption order the next Business Day after the Distributor's receipt of the order in good form. No charge for sending redemption payments electronically is currently imposed by the Fund, although a charge may be imposed in the future. The Fund reserves the right to send redemption proceeds electronically within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Portfolio.

         The Transfer Agent may require a signature guarantee by an eligible guarantor institution. For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. The signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption check is payable to the shareholder(s) of record and (2) the redemption check is mailed to the shareholder(s) at the address of record or the proceeds are either mailed or sent electronically to a commercial bank account previously designated on the account application. An investor with questions or needing assistance should contact the financial institution servicing his or her account or the Distributor. Additional documentation may be required if the redemption is requested by a corporation, partnership, trust, fiduciary, executor, or administrator. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, investors are encouraged to follow the procedures described in "Other Exchange or Redemption Information" below.

         Neither the Fund nor its service contractors will be liable for any loss, damage, expense or cost arising out of any telephone redemption effected in accordance with the Fund's telephone redemption procedures, upon instructions reasonably believed to be genuine. The Fund will employ procedures designed to provide reasonable assurance that instructions by telephone are genuine; if these procedures are not followed, the Fund or its service contractors may be liable for any losses due to unauthorized or fraudulent instructions. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, Investors are encouraged to follow the procedures described in "Other Exchange or Redemption Information" below.

OTHER EXCHANGE OR REDEMPTION INFORMATION

         During periods of substantial economic or market change or activity, telephone redemptions or exchanges may be difficult to complete. In such event, Shares may be redeemed or exchanged by mailing the request directly to the financial institution through which the original Shares were purchased or directly to the Fund at P.O. Box 78069, St. Louis, Missouri 63178.

         At various times, the Fund may be requested to redeem Shares for which it has not yet received good payment. In such circumstances, the Fund may delay the forwarding of proceeds until payment has been collected for the purchase of such Shares which may take up to 15 days or more. To avoid delay in payment upon redemption shortly after purchasing Shares, investors should purchase Shares by certified or bank check or by electronic transfer. The Fund intends to pay cash for all Shares redeemed, but under abnormal conditions which make payment in cash unwise, the Fund may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

         A shareholder may be required to redeem Shares in the Portfolio upon 60 days' written notice if the balance in the shareholder's account drops below $500. The Fund will not require a shareholder to redeem Portfolio Shares if the value of the shareholder's account drops below $500 due to fluctuations in net asset value. Share balances may also be redeemed pursuant to arrangements between financial institutions and their investors.


                            YIELDS AND TOTAL RETURNS

         Yield and total return quotations are computed separately for Trust Shares, Institutional Shares, Investor A Shares and Investor B Shares of the Portfolio. YIELD AND TOTAL RETURN FIGURES WILL FLUCTUATE, ARE BASED ON HISTORICAL EARNINGS, AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The methods used to compute the Portfolio's yields and total returns are described below and in the Statement of Additional Information.

         From time to time, performance information such as total return and yield data for the Portfolio's Trust Shares may be quoted in advertisements or in communications to shareholders. The yield is computed based on the net income of such Shares during a 30-day (or one month) period identified in connection with the particular yield quotation. More specifically, the yield is computed by dividing the Portfolio's net income per

Share during a 30-day (or one month) period by the net asset value per Share on the last day of the period and annualizing the result.

         The Portfolio's total returns may be calculated on an average annual total return basis, and may also be calculated on an aggregate total return basis, for various periods. Average annual total returns with respect to Trust Shares reflect the average annual percentage change in value of an investment in such Shares over the particular measuring period. Aggregate total returns reflect the cumulative percentage change in value over the measuring period. Both methods of calculating total returns assume that dividends and capital gain distributions made by the Portfolio during the period are reinvested in the Portfolio's Trust Shares. When considering average annual total return figures for periods longer than one year, it is important to note that the Portfolio's annual total return for any one year in the period might have been more or less than the average for the entire period.

         Performance data of the Portfolio's Trust Shares may be compared to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and data such as that provided by S&P, Lehman Brothers, Inc. or any of its affiliates, Ibbotson Associates, Inc., Lipper Analytical Services, Inc. and Mutual Fund Forecaster. References may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Institutional Investor, Pensions and Investments, U.S.A. Today, Fortune, CDA/Weisenberger, Morningstar, Inc. and publications of a local or regional nature. In addition to performance information, general information about the Portfolio that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders.

         Performance quotations of a class of Shares in the Portfolio represent the Portfolio's past performance and should not be considered as representative of future results. Any account fees charged by a bank or other financial institution (as described in "Management of The Fund -- Service Organizations" below) or other institutions will not be included in the calculations of the Portfolio's yields and total returns. Such fees, if any, will reduce the investor's net return on an investment in the Portfolio. Investors may call 1-800-452-4015 to obtain current yield and total return information.

                           DIVIDENDS AND DISTRIBUTIONS

         Dividends from net investment income of the Portfolio are declared and paid monthly as a dividend to shareholders of record. Dividends on each Share of the Portfolio are determined in the same manner and are paid in the same amount, irrespective of class, except that the Portfolio's Trust Shares and Institutional Shares bear all expenses of the respective Administrative Services Plans adopted for such Shares and the Portfolio's Investor A Shares and Investor B Shares bear all expenses of the respective Distribution and Services Plans adopted for such Shares. In addition, the Portfolio's Institutional Shares bear the expense of certain sub-transfer agency fees. See "Management of the Fund" and "Other Information Concerning the Fund and Its Shares" below.

         Net realized capital gains of the Portfolio, if any, are distributed at least annually. All dividends and distributions paid on the Portfolio's Shares are automatically reinvested in additional Shares of the same class unless the investor has (i) otherwise indicated on the account application, or (ii) redeemed all the Shares held in the Portfolio, in which case a distribution will be paid in cash. Reinvested dividends and distributions will be taxed in the same manner as those paid in cash.


                                      TAXES

FEDERAL TAXES

         Management of the Fund believes that the Predecessor Portfolio qualified as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") for the taxable year ended September 30, 1996. It is intended that the Portfolio will qualify as a regulated investment company as long as such qualification is in the best interests of shareholders. A regulated investment company generally is exempt from federal income tax on amounts distributed to shareholders.

         Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that the Portfolio distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its exempt-interest income (if any) net of certain deductions for such year. In general, the Portfolio's investment company taxable income will be its taxable income, including dividends, interest and short-term capital gains (the excess of net short-term capital gain over net long-term capital loss), subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. It is the policy of the Portfolio to distribute as dividends substantially all of its investment company taxable income and any net tax-exempt interest income each year. Such dividends will be taxable as ordinary income to the Portfolio's shareholders who are not currently exempt from federal income taxes, whether such income is received in cash or reinvested in additional Shares. (Federal income taxes for distributions to an IRA are deferred under the Code.) Such dividends will qualify for the dividends received deduction for corporations to the extent of the total qualifying dividends received by the Portfolio from domestic corporations for the taxable year.

         Substantially all of the Portfolio's net realized long-term capital gains, if any, will be distributed at least annually to its shareholders. The Portfolio will generally have no tax liability with respect to such gains and the distributions will be taxable to shareholders who are not currently exempt from federal income taxes as long-term capital gains, regardless of how long the shareholders have held the Shares and whether such dividends are received in cash or reinvested in additional Shares.

         An investor considering purchasing Shares of the Portfolio on or just before the record date of any dividend or capital gains distribution should be aware that the amount of the forthcoming distribution, although in effect a return of capital, will be taxable.

         Dividends declared by the Portfolio in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by the shareholders and paid by the Portfolio on December 31 of such year in the event such dividends are actually paid during January of the following year.

         The Portfolio may be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross sale proceeds paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

         A taxable gain or loss may be realized by an investor upon redemption, transfer or exchange of Shares, depending upon the cost of such Shares when purchased and their price at the time of redemption, transfer or exchange. If an investor holds Shares for six months or less and during that time receives an exempt- interest dividend on those Shares, any loss realized on the sale or exchange of those Shares will be disallowed to the extent of the exempt-interest dividend.

STATE AND LOCAL TAXES

         The application of state and local taxes may have different consequences from those of the federal income tax law described above. In particular, shareholders should note that dividends paid by the Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of such dividends may be derived from interest on obligations that, if realized directly, would be exempt from such income taxes.

MISCELLANEOUS

         The foregoing summarizes some of the important federal and state tax considerations generally affecting the Portfolio and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Portfolio should consult their tax advisers with specific reference to their own tax situation. Shareholders will be advised at least annually as to the federal income tax consequences of distributions made each year.


                             MANAGEMENT OF THE FUND

         The Fund is managed under the direction of its Board of Directors. The Statement of Additional Information contains the names of and general background information concerning each director.

INVESTMENT ADVISER

         Mississippi Valley Advisors Inc. ("MVA") serves as the investment adviser to the Portfolio. MVA's principal office is located at One Mercantile Center, Seventh & Washington Streets, St. Louis, Missouri 63101. MVA is a wholly-owned subsidiary of Mercantile. As of December 31, 1996, MVA had approximately $7.9 billion in assets under investment management, including the Fund's assets, which were approximately $2.5 billion. MVA also serves as investment adviser to each of the Fund's other portfolios.

         Subject to the general supervision of the Fund's Board of Directors and in accordance with the Fund's investment policies, MVA manages the Portfolio, makes investment decisions with respect to and places orders for all purchases and sales of the Portfolio's securities and other investments, and directs the maintenance of the Portfolio's records relating to such purchases and sales.

         For the services provided and expenses assumed pursuant to the investment advisory agreement, MVA is entitled to receive fees, computed daily and payable monthly, at the annual rate of .75% of the Portfolio's average daily net assets.

         MVA may from time to time voluntarily reduce all or a portion of its advisory fee to increase the net income of the Portfolio available for distributions as dividends. The voluntary fee reduction will cause the return of the Portfolio to be higher than it would otherwise be in the absence of such reduction.

         The Predecessor Portfolio bore advisory fees during the fiscal year ended September 30, 1996 pursuant to the investment advisory agreement then in effect with Mark Twain Bank, its former adviser, at the effective annual rate of
 .75% of its average daily net assets after fee waivers. Without fee waivers, the Predecessor Portfolio would have borne advisory fees at the annual rate of .75% of its average daily net assets.

         Carl C. Enloe is the person primarily responsible for the day-to-day management of the Portfolio. Mr. Enloe, who joined MVA as a Senior Associate in April 1997, served as head of investments at Mark Twain Bank since 1987. He managed the Predecessor Portfolio since its inception.

ADMINISTRATOR

         BISYS Fund Services Ohio, Inc., located at 3435 Stelzer Road, Columbus, Ohio 43219, acts as the Portfolio's Administrator. The Administrator also serves as the administrator to each of the Fund's other portfolios.

         The Administrator generally assists in all aspects of the Portfolio's administration and operation and also monitors and performs other services pertaining to the Portfolio's arrangements with Service Organizations under the Administrative Services Plan described below. For its services, the Administrator is entitled to receive a fee, computed daily and payable monthly, at the annual rate of .20% of the Portfolio's average daily net assets.

         From time to time, the Administrator may voluntarily waive all or a portion of the fees otherwise payable by the Portfolio in order to increase the net income available for distribution to shareholders.

         The Predecessor Portfolio bore administrative fees during the fiscal year ended September 30, 1996 pursuant to the administrative services agreement then in effect with Federated Administrative Services, its former administrator, at the effective annual rate of .39% of its average daily net assets.

DISTRIBUTOR

         Trust Shares of the Portfolio are sold continuously by the Distributor, BISYS Fund Services ("BISYS"), an affiliate of the Administrator. BISYS is a registered broker-dealer with principal offices at 3435 Stelzer Road, Columbus, Ohio 43219. The Distributor also acts as distributor to each of the Fund's other portfolios.

ADMINISTRATIVE SERVICES PLAN

         The Fund has adopted an Administrative Services Plan with respect to the Trust Shares of the Portfolio. Pursuant to the Administrative Services Plan, Trust Shares are sold to banks and other financial institutions (which may include Mercantile or its affiliated or correspondent banks) acting on behalf of their qualified accounts (such financial institutions collectively, the "Service Organizations") which agree to provide certain shareholder administrative services for their clients or account holders (collectively, the "customers") who are the beneficial owners of such Shares. The holders of Trust Shares bear their pro rata portion of the fees which may be paid to Service Organizations for such services at an annual rate of up to .30% of the average daily net assets of the Portfolio's Trust Shares owned beneficially by a Service Organization's customers.

SERVICE ORGANIZATIONS

         The servicing agreements adopted under the Administrative Services Plan (collectively, the "Servicing Agreements") require the Service Organizations receiving such compensation (which may include Mercantile and its affiliates) to perform certain services, including providing administrative services with respect to the beneficial owners of Trust Shares of the Portfolio, such as establishing and maintaining accounts and records for their customers who invest in such Shares, assisting customers in processing purchase, exchange and redemption requests, and responding to customer inquiries concerning their investments.

         Under the Servicing Agreements and upon notice to the Fund, a Service Organization may subcontract with one or more entities for the performance of certain services provided under its Servicing Agreements with the Fund. Such Service Organization shall be as fully responsible to the Fund for the acts or omissions of any sub-contractor as it would be for its own acts or omissions. The fees payable to any sub-contractor are paid by the Service Organization out of the fees it receives from the Fund.

          The Fund understands that Service Organizations providing such administrative services may also charge fees to their customers beneficially owning such Shares. These fees would be in addition to any amounts which may be received by such a Service Organization under its Servicing Agreement with the Fund. The Fund's Servicing Agreements require a Service Organization to disclose to its customers any compensation payable to the Service Organization by the Portfolio and any other compensation payable by its customers in connection with their investment in such Shares. Customers of such Service Organizations receiving servicing fees should read this Prospectus in light of the terms governing their accounts with their Service Organization.

CUSTODIAN AND TRANSFER AGENT

         Mercantile Bank National Association, an affiliate of the Fund and a wholly-owned subsidiary of Mercantile Bancorporation, Inc., with principal offices located at One Mercantile Center, 8th and Locust Streets, St. Louis, Missouri 63101, serves as Custodian of the Portfolio's assets. BISYS Fund Services Ohio, Inc. also serves as the Portfolio's transfer agent and dividend disbursing agent. Its address is 3435 Stelzer Road, Columbus, Ohio 43219.

REGULATORY MATTERS

         Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, or controlling the Shares of a registered, open-end investment company continuously engaged in the issuance of its Shares, and prohibit banks generally from issuing, underwriting, selling, or distributing securities such as Shares of the Portfolio. Such banking laws and regulations do not prohibit such a holding company or affiliate, or banks, from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing Shares of such a company as agent for and upon the order of customers. Mercantile, MVA, Service Organizations that are banks or bank affiliates, and broker-dealers that are bank affiliates are subject to such laws and regulations, but believe they may perform the services for the Portfolio contemplated by their respective agreements, this Prospectus and the Statement of Additional Information without violating applicable banking laws and regulations. In addition, state securities laws on this issue may differ from the interpretation of federal laws expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

         Should future legislative, judicial, or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of the Portfolio and its shareholders, the Fund might be required to alter materially or discontinue its arrangements with such companies and change its method of operation. It is not expected that investors would suffer any adverse financial consequences as a result of any of these occurrences.

         If current restrictions preventing a bank from legally sponsoring, organizing, controlling, or distributing Shares of an investment company were relaxed, Mercantile, or an affiliate of Mercantile, would consider the possibility of offering to perform additional services for the Portfolio. It is not possible, of course, to predict whether or in what form such legislation might be enacted or the terms upon which Mercantile, or such an affiliate, might offer to provide such services.

         Conflict of interest restrictions may apply to the receipt of compensation paid pursuant to a Servicing Agreement by the Portfolio to a financial intermediary in connection with the investment of fiduciary funds in the Portfolio's Shares. Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the Securities and Exchange Commission, the Department of Labor or state securities commissions, should consult legal counsel before entering into Servicing Agreements.

EXPENSES

         Except as noted above and in the Statement of Additional Information under "Investment Advisory and Administrative Contracts" and "Custodian and Transfer Agent," the Fund's service contractors bear all of their own expenses in connection with the performance of their services, except that the Distributor is compensated pursuant to the Distribution and Services Plans (as described below under "Other Information Concerning the Fund and its Shares"). The Portfolio's expenses are deducted from the total income of the Portfolio before dividends and distributions are paid. These expenses include, but are not limited to, fees paid to the Adviser and Administrator, transfer agency fees, fees and expenses of officers and directors who are not affiliated with the Adviser or the Distributor, taxes, interest, legal fees, custodian fees, auditing fees, 12b-1 fees, servicing fees, certain fees and expenses in registering and qualifying the Portfolio and its Shares for distribution under federal and state securities laws, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, the expense of reports to shareholders, shareholders' meetings and proxy solicitations, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Adviser, Distributor or Administrator under their respective agreements with the Fund. The Fund also pays for brokerage fees, commissions and other transaction charges, if any, in connection with the purchase and sale of portfolio securities. Any general expenses of the Fund that are not readily identifiable as belonging to a particular portfolio will be allocated among all the Fund's portfolios by or under the direction of the Board of Directors in a manner the Board determines to be fair and equitable. Any expenses relating only to a particular class of Shares within a portfolio will be borne solely by such class. See "Certain Financial Information" and "Management of the Fund" above for additional information regarding expenses of the Portfolio.


                          OTHER INFORMATION CONCERNING
                             THE FUND AND ITS SHARES

DESCRIPTION OF SHARES

         The Fund was organized on September 9, 1982 as a Maryland corporation and is a mutual fund of the type known as an "open-end management investment company." The Fund's principal office is located at 3435 Stelzer Road, Columbus, Ohio 43219.

         The Fund's Charter authorizes the Board of Directors to issue up to seven billion full and fractional shares of common stock, and to classify and reclassify any unauthorized and unissued shares into one or more classes of shares. The Board of Directors may similarly classify or reclassify any class of shares into one or more series.

         Pursuant to such authority, the Board of Directors has authorized the issuance of the following series of shares representing interests in the Portfolio, which is classified as a diversified company under the 1940 Act: 50 million Trust Shares, 25 million Institutional Shares, 25 million Investor A Shares and 25 million Investor B Shares. Institutional, Investor A and Investor B Shares of the Portfolio are described in separate prospectuses which are available from the Distributor at the telephone number on page 1 of this Prospectus. The Board of Directors has also authorized the issuance of additional classes of shares representing interests in other investment portfolios of the Fund, which are likewise described in separate prospectuses available from the Distributor. Shares in the Portfolio will be issued without Share certificates.

         The Trust Shares of the Portfolio are described in this Prospectus. The Portfolio also offers Institutional Shares, Investor A Shares and Investor B Shares. Institutional Shares, which are offered to financial institutions acting on behalf of accounts for which they do not exercise investment discretion, are sold without a sales charge. Investor A Shares and Investor B Shares are sold through selected broker/dealers and other financial intermediaries to individual or institutional customers. Investor A Shares of the Portfolio are sold with a maximum 4.5% front-end sales charge and Investor B Shares of the Portfolio are sold with a maximum 5.0% contingent deferred sales charge. Trust, Institutional, Investor A and Investor B Shares bear their pro rata portion of all operating expenses paid by the Portfolio, except that Trust Shares and Institutional Shares bear all payments under the Portfolio's respective Administrative Services Plans adopted for such Shares and Investor A Shares and Investor B Shares bear all payments under the Portfolio's respective Distribution and Services Plans adopted for such Shares. In addition, Institutional Shares of the Portfolio bear the expense of certain sub-transfer agency fees.

         Payments under the Administrative Services Plan for Institutional Shares are made to Service Organizations for administrative services provided to the Service Organizations' clients or account holders who are the beneficial owners of Institutional Shares. Payments under the Administrative Services Plan may not exceed .30% (on an annual basis) of the average daily net asset value of the Portfolio's outstanding Institutional Shares.

         Payments under the Distribution and Services Plans for Investor A Shares and Investor B Shares are made to (i) the Distributor or another person for providing distribution assistance and assuming certain related expenses, and
(ii) Service Organizations for administrative services provided to the Service Organizations' clients or account holders who are the beneficial owners of Investor A Shares or Investor B Shares. Payments under the Distribution and Services Plan for Investor A Shares may not exceed .30% (on an annual basis) of the average daily net asset value of Investor A Shares of the Portfolio. Payments under the Distribution and Services Plan for Investor B Shares may not exceed 1.00% (on an annual basis) of the average daily net asset value of outstanding Investor B Shares of the Portfolio. Distribution payments made under the Distribution and Services Plans are subject to the requirements of Rule 12b-1 under the 1940 Act.

         The Fund offers various services and privileges in connection with Investor A Shares and Investor B Shares of the Portfolio that are not offered in connection with its Trust Shares or Institutional Shares, including an automatic investment program and an automatic withdrawal plan. In addition, each class of Shares offers different exchange privileges.

         Shareholders are entitled to one vote for each full Share held and proportionate fractional votes for fractional Shares held. Shares of all portfolios of the Fund will vote together and not by class unless otherwise required by law or permitted by the Board of Directors. All shareholders of a particular portfolio will vote together as a single class on matters relating to the portfolio's investment advisory agreement and investment objective and fundamental policies. Only holders of Trust Shares, however, will vote on matters relating to the Administrative Services Plan for Trust Shares and only holders of Institutional Shares will vote on matters pertaining to the Administrative Services Plan for Institutional Shares. Similarly, only holders of Investor A Shares will vote on matters pertaining to the Distribution and Services Plan for Investor A Shares and only holders of Investor B Shares will vote on matters pertaining to the Distribution and Services Plan for Investor B Shares.

         The Fund is not required, and currently does not intend, to hold annual meetings except as required by the 1940 Act or other applicable law. Upon the written request of the holders of 10% or more of the outstanding Shares, the Fund will call a special meeting to vote on the question of removal of a director.

         Shares of the Fund's portfolios have noncumulative voting rights and, accordingly, the holders of more than 50% of the Fund's outstanding Shares (irrespective of portfolio or class) may elect all of the Directors. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in this Prospectus, Shares will be fully paid and nonassessable.

MISCELLANEOUS

         As used in this Prospectus, a "vote of a majority of the outstanding Shares" of the Portfolio means, with respect to the approval of an investment advisory agreement or a change in an investment objective or fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of the Portfolio (irrespective of class), or (b) 67% or more of the Shares of the Portfolio (irrespective of class) present at a meeting if more than 50% of the outstanding Shares of the Portfolio are represented at the meeting in person or by proxy.

         As of January 1, 1997, Mercantile and its affiliates possessed, of record on behalf of their underlying customer accounts, voting or investment power with respect to more than 25% of the Fund's outstanding Shares. Therefore, Mercantile may be deemed to be a controlling person of the Fund within the meaning of the 1940 Act.

         Inquiries regarding the Portfolio may be directed to the Fund at 1-800-452-4015.

                         ______________________________


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE

PORTFOLIO'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE PORTFOLIO, THE FUND, OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE PORTFOLIO, THE FUND OR THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                              CROSS REFERENCE SHEET
                             (Institutional Shares)

                        The ARCH Growth Equity Portfolio


Form N-1A Part A Item                           Prospectus Caption
---------------------                           ------------------

1.    Cover Page................................  Cover Page

2.    Synopsis..................................  Expense Summary
                                                  for Institutional Shares

3.    Condensed Financial
        Information.............................  Certain Financial Information;
                                                  Financial Highlights; Yields
                                                  and Total Returns

4.    General Description
        of Registrant...........................  Highlights; Investment
                                                  Objectives, Policies and
                                                  Risk Considerations;
                                                  Other Information Concerning
                                                  the Fund and Its Shares

5.    Management of the Fund....................  Management of the Fund

5A.   Management's Discussion of
        Fund Performance........................  Inapplicable

6.    Capital Stock and
        Other Securities........................  How to Purchase and
                                                  Redeem Shares; Dividends
                                                  and Distributions;
                                                  Taxes; Other Information
                                                  Concerning the Fund
                                                  and Its Shares

7.    Purchase of Securities
        Being Offered...........................  How to Purchase and
                                                  Redeem Shares

8.    Redemption or Repurchase..................  How to Purchase and
                                                  Redeem Shares

9.    Pending Legal Proceedings.................  Inapplicable

                                 THE ARCH FAMILY
                                 OF MUTUAL FUNDS

                              INSTITUTIONAL SHARES


                             GROWTH EQUITY PORTFOLIO















                         PROSPECTUS DATED ________, 1997

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----


Highlights..................................................................  3
Certain Financial Information...............................................  4
Expense Summary For Institutional Shares....................................  5
Investment Objective, Policies and
  Risk Considerations.......................................................  6
Pricing Of Shares...........................................................  7
How To Purchase And Redeem Shares
         Purchase of Shares................................................. 17
         Exchange Privilege................................................. 17
         Redemption of Shares............................................... 19
         Other Exchange or Redemption Information........................... 20
Yields and Total Returns.................................................... 21
Dividends and Distributions................................................. 21
Taxes....................................................................... 22
Management of the Fund...................................................... 23
Other Information Concerning
the Fund and Its Shares..................................................... 30
         Miscellaneous...................................................... 32

                             THE ARCH FUND(R), INC.

                        THE ARCH GROWTH EQUITY PORTFOLIO


                              INSTITUTIONAL SHARES


         The ARCH Fund, Inc. is an open-end management investment company that currently offers Shares in eighteen investment portfolios. This Prospectus describes the Institutional Shares of the ARCH GROWTH EQUITY PORTFOLIO (the "Portfolio"). Institutional Shares are offered to financial institutions acting on behalf of accounts for which they do not exercise investment discretion.

         THE ARCH GROWTH EQUITY PORTFOLIO'S investment objective is capital appreciation. The Portfolio seeks to achieve this objective by investing primarily in equity securities of companies selected on the basis of assessment of earnings and the risk and volatility of each company's business. Other factors, such as product position or market share, will also be considered.

         Mississippi Valley Advisors Inc. ("MVA" or the "Adviser"), a wholly-owned subsidiary of Mercantile Bank National Association ("Mercantile"), acts as investment adviser for the Portfolio; Mercantile serves as custodian; BISYS Fund Services Ohio, Inc. (the "Administrator") serves as administrator; and BISYS Fund Services (the "Distributor") serves as sponsor and distributor.

         This Prospectus sets forth concisely certain information about the Portfolio that prospective investors should know before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Portfolio, contained in a Statement of Additional Information dated _______________, 1997, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this Prospectus. An investor may obtain the Statement of Additional Information without charge by writing the Fund at P.O. Box 78069, St. Louis, Missouri 63178 or by calling 1-800-452-4015.

         Portfolio Shares are not bank deposits, are not federally insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency, and are not the obligations of or guaranteed or otherwise supported by any bank. An investment in the

Portfolio involves investment risk, including possible loss of principal.

                          ____________________________


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               _____________, 1997

                                   HIGHLIGHTS

         The Arch Fund, Inc. (the "fund") is an open-end management investment company (commonly known as a mutual fund) registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers investment opportunities in eighteen investment portfolios. This Prospectus relates to one of those portfolios: the ARCH GROWTH EQUITY PORTFOLIO (the "Portfolio"). In addition, the Fund offers investment opportunities in the ARCH Treasury Money Market, Money Market, Tax-Exempt Money Market, U.S. Government Securities, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond, Short-Intermediate Municipal, Missouri Tax-Exempt Bond, National Municipal Bond, Equity Income, Equity Index, Growth & Income Equity, Small Cap Equity, Small Cap Equity Index, International Equity and Balanced Portfolios, which are described in separate Prospectuses. The Portfolio represents a separate pool of assets with a different investment objective and different policies than the Fund's other portfolios (as described below under "Investment Objective, Policies and Risk Considerations"). MVA serves as adviser, Mercantile as custodian, BISYS Fund Services Ohio, Inc. as administrator, and BISYS Fund Services as sponsor and distributor. For information on expenses, fee waivers and services, see "Certain Financial Information" and "Management of the Fund."

         The following information generally describes the Portfolio and its investment objective. There can be no assurance that the Portfolio will be able to achieve its investment objective.

         The Growth Equity Portfolio is designed for investors who seek capital growth and who are prepared to accept the risks associated with an investment in equity securities.

         Investors should note that the Portfolio may, subject to its investment policies and limitations, invest in the securities of foreign issuers, enter into repurchase agreements and reverse repurchase agreements, make securities loans, invest in put and call options and futures and options on futures and make limited investments in illiquid securities and securities issued by other investment companies. These investment practices involve investment risks of varying degrees. For example, the securities of a foreign issuer entail certain inherent risks, such as future political and economic developments and the adoption of foreign government restrictions, that might adversely affect the payment of dividends or principal and interest. Default by a counterparty to a repurchase agreement or securities lending transaction could expose the Portfolio to loss because of adverse market action or possible delay in disposing of the underlying collateral. Reverse repurchase agreements are subject to the risk that the market value of the securities sold by the Portfolio will decline below the repurchase price which the Portfolio is obligated to pay. Purchasing options is a specialized investment technique which entails a substantial risk of loss of amounts paid as premiums to option writers. There is no assurance that a liquid market will exist for a particular futures contract at any particular time. The Portfolio may enjoy in short-term trading, which may also involve greater risk and increase the Portfolio's expenses. See "Investment Objective, Policies and Risk Considerations" below and the Statement of Additional Information under "Investment Objective and Policies."

         The Fund offers investors the opportunity to invest in a variety of professionally managed investments without having to become involved with detailed management, accounting and safekeeping procedures normally related to direct investments in securities. The Fund also offers the availability of a family of eighteen mutual funds should your investment goals change.

         This Prospectus describes the Institutional Shares of the Portfolio. For information on purchasing, exchanging or redeeming Institutional Shares of the Portfolio, please see "How to Purchase and Redeem Shares" below.


                          CERTAIN FINANCIAL INFORMATION

         Shares of the Portfolio have been classified into four classes of Shares -- Trust Shares, Institutional Shares, Investor A Shares and Investor B Shares. Shares of each class in the Portfolio represent equal, pro rata interests in the investments held by the Portfolio and are identical in all respects, except that Shares of each class bear separate distribution and/or shareholder administrative servicing fees and certain other operating expenses, and enjoy certain exclusive voting rights on matters relating to these fees. See "Other Information Concerning the Fund and Its Shares," "Management of the Fund -- Administrative Services Plan" and "Management of the Fund -- Custodian, Transfer Agent and Sub-Transfer Agent" below. As a result of payments for distribution and/or shareholder administrative servicing fees and certain other operating expenses that may be made in differing amounts, the net investment income of Trust Shares, Institutional Shares, Investor A Shares and Investor B Shares in the Portfolio can be expected, at any given time, to be different.

         The Portfolio commenced operations in January 4, 1993 as the Arrow Equity Portfolio, a separate investment portfolio (the "Predecessor Portfolio") of Arrow Funds, which was organized as a Massachusetts business trust. On __________, 1997, the Predecessor Portfolio was reorganized as a new portfolio of the Fund. Prior to the reorganization, the Predecessor Portfolio offered and sold shares of beneficial interest that were similar to the Fund's Investor A Shares.

                               EXPENSE SUMMARY FOR
                              INSTITUTIONAL SHARES


                                                              GROWTH
                                                              EQUITY
                                                             PORTFOLIO
                                                             ---------
ANNUAL PORTFOLIO OPERATING
 EXPENSES
 (as a percentage of average
 net assets)
 Investment Advisory Fees (net
   of fee waivers).....................................        .75%

12b-1 Fees.............................................        .00%

 Other Expenses (including
   administration fees,
   administrative services fees
   and other expenses) (net
   of fee waivers and expense
   reimbursements)(1),(2)..............................        .55%
                                                              -----
TOTAL PORTFOLIO OPERATING
   EXPENSES (net of fee waivers
   and expense reimbursements)(3)......................       1.30%
                                                              =====


----------
1 Administrative services fees are payable at an annual rate not to exceed .30%. Without fee waivers, administration fees would be .20%.


2 Without fee waivers and expense reimbursements, Other Expenses would be .65% and Total Portfolio Operating Expenses would be 1.40%. Such fee waivers and expense reimbursements are expected to continue during the current fiscal year.

EXAMPLE                                    1 YEAR  3 YEARS
                                           ------  -------
You would pay the following
 expenses on a $1,000 investment,
 assuming (1) a 5% annual return
 and (2) redemption at the end of
 each period:

Growth Equity Portfolio                     $13      $41



         THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. ACTUAL EXPENSES AND RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN. Information about the actual performance of the Predecessor Portfolio is contained in the Arrow Funds' Annual and Semi-Annual Reports dated September 30, 1996 and March 31, 1997, respectively, which may be obtained without charge by contacting the Fund at the address or telephone number provided on page 1 of this Prospectus.

         The purpose of the foregoing table is to assist in understanding the various costs and expenses that an investor in the Portfolio's Institutional Shares will bear directly or indirectly. The table reflects the expenses which the Portfolio expects to incur during the next twelve months on its Institutional Shares. For more complete descriptions of the various costs and expenses, see "Management of the Fund" in this Prospectus and the Statement of Additional Information. The table and example have not been audited by the Fund's independent auditors and do not reflect any charges that may be imposed by financial institutions on their customers.


             INVESTMENT OBJECTIVE, POLICIES AND RISK CONSIDERATIONS

         Although management will use its best efforts to achieve the investment objective of the Portfolio, there can be no assurance that it will be able to do so. The investment objective of the Portfolio may not be charged without the affirmative vote of a majority of the outstanding Shares of the Portfolio. Unless otherwise indicated, the investment policies and limitations set forth below may be changed without shareholder approval, although shareholders will be notified before any material change in these policies and imitations becomes effective.

         The Portfolio's investment objective is capital appreciation. The Portfolio seeks to achieve this objective by investing primarily in equity securities of companies selected on the basis of assessment of earnings and the risk and volatility of each company's business. Other factors, such as product position or market share, will also be considered by the Adviser.

         The Portfolio invests primarily in equity securities of companies selected by the Adviser on the basis of traditional research techniques. The equity securities in which the Portfolio invests are primarily those of middle to large capitalization issuers whose shares are listed on the New York and American Stock Exchanges. Company earnings are the primary consideration in selecting portfolio securities. The Portfolio may invest in preferred stocks, convertible securities, corporate bonds, debentures, notes, warrants, and put and call options on stocks, although normally it will invest at least 65% of its assets in common stocks. The lowest rated debt obligation in which the Portfolio will invest will be rated Baa or better by Moody's Investors Service, Inc. ("Moody's") or BBB or better by Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch"). Securities rated Baa or BBB have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated securities. Downgrades will be evaluated on a case by case basis by the Adviser. The Adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. The applicable ratings categories are described in Appendix A to the Statement of Additional Information.

         The Portfolio may invest in the securities of foreign issuers which are freely traded on United States securities exchanges or in the over-the-counter market in the form of depository receipts. Securities of a foreign issuer may present greater risks in the form of nationalization, confiscation, domestic marketability, or other national or international restrictions. As a matter of practice, the Portfolio will not invest in the securities of a foreign issuer if any such risk appears to the Adviser to be substantial. The Portfolio may not invest more than 5% of its total assets in securities of foreign issuers. For additional information on the risks of foreign securities, see "Risk Factors" below.

         In such proportions as, in the judgment of the Adviser, prevailing market conditions warrant, the Portfolio may, for temporary defensive purposes, invest in short-term money market instruments, securities issued and/or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements.

         RISK FACTORS

         MARKET RISK. The Portfolio invests primarily in equity securities. As with other mutual funds that invest primarily in equity securities, the Portfolio is subject to market risks. That is, the possibility exists that common stocks will decline over short or even extended periods of time and both the U.S. and certain foreign equity markets tend to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease.

         INTEREST RATE RISK. Generally, the market value of fixed income securities held by the Portfolio can be expected to vary inversely to changes in prevailing interest rates. During periods of declining interest rates, the market value of investment portfolios comprised primarily of fixed income securities will tend to increase, and during periods of rising interest rates, the market value will tend to decrease. Fixed income securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also offset the value of these investments. Fluctuations in the market value of fixed income securities subsequent to their acquisition will not offset cash income from such securities but will be reflected in the Portfolio's net asset value.

         RISKS ASSOCIATED WITH FOREIGN SECURITIES. Investments in securities of foreign issuers, whether made directly or indirectly, carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

         There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S.-based companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S.-based companies. There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than there is in the United States. In the event of a default by the issuer of a foreign security, it may be more difficult to obtain or enforce a judgment against such issuer than it would be against a domestic issuer. In addition, foreign banks and savings and loan associations and foreign branches of U.S. banks and savings and loan associations are subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks and savings and loan associations.

OTHER APPLICABLE POLICIES

         Investment methods described in this Prospectus are among those which the Portfolio has the power to utilize. Some may be employed on a regular basis; others may not be used at all. accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.

         U.S. GOVERNMENT SECURITIES. Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns Shares of the Portfolio. The U.S. Government securities in which the Portfolio invests are either guaranteed or issued by the U.S. Government, its agencies, or instrumentalities. These securities include, but are not limited to, direct obligations of the U.S. Treasury such as U.S. Treasury bills, notes and bonds; notes, bonds, and discount notes issued or guaranteed by U.S. Government agencies and instrumentalities, supported by the full faith and credit of the United States; notes, bonds, and discount notes of U.S. Government agencies or instrumentalities which receive or have access to federal funding; and notes, bonds, and discount notes of other U.S. Government instrumentalities supported only by the credit of the instrumentalities.

         Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. Government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury; the discretionary authority of the U.S. Government to purchase certain obligations of an agency or instrumentality; or the credit of the agency or instrumentality.

         MONEY MARKET INSTRUMENTS. Under certain circumstances described above, the Portfolio may purchase "money market instruments," including commercial paper and bank obligations.

         Investment by the Portfolio in commercial paper will consist of issues that are rated at the time of purchase in highest rating category assigned by S&P, Moody's or Fitch or, if unrated, deemed to be of comparable quality by the Adviser at the time of purchase. Commercial paper may include variable and floating rate instruments. See "Other Applicable Policies -- Variable and Floating Rate Instruments" below.

         Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits of U.S. or foreign banks and savings and loan associations (collectively, "banks"), if the bank has capital, surplus and undivided profits at the time of purchase in excess of $100,000,000 or if the principal amount of the obligation is insured in full by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation. Although the Portfolio may invest in obligations of foreign banks or foreign branches of U.S. banks only when the Adviser determines that the instrument presents minimal credit risks, such investments nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks. Foreign banks and foreign branches of U.S. banks are subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of foreign banks or foreign branches of U.S. banks will not exceed 25% of the Portfolio's total assets at the time of purchase.

         VARIABLE AND FLOATING RATE INSTRUMENTS. The Portfolio may purchase rated or unrated variable and floating rate instruments. These instruments may include variable rate master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Unrated instruments purchased by the Portfolio will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be purchased. The absence of an active secondary market for a particular variable or floating rate instrument, however, could make it difficult for the Portfolio to dispose of an instrument if the issuer were to default on its payment obligation. The Portfolio could, for these or other reasons, suffer a loss with respect to such instruments.

         REPURCHASE AGREEMENTS. Under certain circumstances described above and subject to its investment objective and policies, the Portfolio may agree to purchase U.S. Government securities or other securities from financial institutions such as banks and broker-dealers, subject to the seller's agreement to repurchase them at a mutually agreed-upon date and price ("repurchase agreements"). The Portfolio will enter into repurchase agreements only with financial institutions such as banks and broker-dealers that the Adviser believes to be creditworthy. During the term of any repurchase agreement, the Adviser will continue to monitor the creditworthiness of the seller and will require the seller to maintain the value of the securities subject to the agreement at not less than 102% of the repurchase price (including accrued interest). Default by a seller could expose the Portfolio to possible loss because of adverse market action or possible delay in disposing of the underlying obligations. Because of the seller's repurchase obligations, the securities subject to repurchase agreements do not have maturity limitations. Although the Portfolio presently does not intend to enter into repurchase agreements providing for settlement in more than seven days, the Portfolio has the authority to do so subject to its limitation on the purchase of illiquid securities described below. Repurchase agreements are considered to be loans under the 1940 Act.

         REVERSE REPURCHASE AGREEMENTS. Subject to its investment policies and limitations, the Portfolio may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Portfolio would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase them at an agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price which the Portfolio is obligated to pay. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

         SECURITIES LENDING. To increase return or offset expenses, the Portfolio may, from time to time, lend portfolio securities on a short-term basis or a long-term basis, or both, to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash or marketable securities. The collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Portfolio. By lending its securities, the Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when marketable securities are used as collateral. In accordance with current Securities and Exchange Commission ("SEC") policies, the Portfolio is currently limiting its securities lending to one-third of its total assets. Loans are subject to termination by the Portfolio or the borrower at any time.

         PUT AND CALL OPTIONS. The Portfolio may purchase put options on portfolio securities. These options will be used as a hedge to attempt to protect securities which the Portfolio holds against decreases in value. The Portfolio may also write covered call options on all or any portion of its portfolio to generate income. The Portfolio may only write call options on securities either held in its portfolio, or which it has the right to obtain without payment of further consideration, or for which it has segregated cash or liquid securities in the amount of any additional consideration.

         The Portfolio may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Portfolio are not traded on an exchange. The Portfolio purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the Adviser.

         Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not. The Portfolio will not buy call options or write put options, other than to close out open option positions, without further notification to shareholders.

         When the Portfolio writes a call option, it risks not participating in any rise in the value of the underlying security. In addition, when the Portfolio purchases puts on financial futures contracts to protect against declines in prices of portfolio securities, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in its portfolio. This may cause the futures contract and its corresponding put to react differently than the portfolio securities to market changes. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In such an event, the Portfolio may lose the purchase price of the put option. Finally, it is not certain that a secondary market for options will exist at all times. Although the Adviser will consider liquidity before entering into option transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. The Portfolio's ability to establish and close out option positions depends on this secondary market.

         FUTURES AND OPTIONS ON FUTURES. The Portfolio may purchase and sell futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions. Futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

         Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

         The Portfolio may also write options and purchase put options on futures contracts as a hedge to attempt to protect its portfolio securities against decreases in value. When the Portfolio writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Portfolio is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

         The Portfolio may also write put options and purchase call options on futures contracts as a hedge against rising purchase prices of portfolio securities. The Portfolio will use these transactions to attempt to protect its ability to purchase portfolio securities in the future at price levels existing at the time it enters into the transactions. When the Portfolio writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised. As a purchaser of a call option on a futures contract, the Portfolio is entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option.

         The Portfolio may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Portfolio's existing futures positions and premiums paid for related options would exceed 5% of the market value of its total assets. When the Portfolio purchases futures contracts, an amount of cash and liquid securities, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contracts are unleveraged. When the Portfolio sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

         When the Portfolio uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in its portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Portfolio may lose money on the futures contract or option.

         It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Portfolio's ability to establish and close out futures and options positions depends on this secondary market.

         SECURITIES OF OTHER INVESTMENT COMPANIES. The Portfolio may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, which include, subject to certain exceptions, a prohibition on the Portfolio investing more than 10% of the value of its total assets in such securities. Investment companies in which the Portfolio may invest may impose distribution fees as well as other types of commissions or charges. Such charges will be payable by the Portfolio and, therefore, will be borne indirectly by its shareholders. The Portfolio will invest in securities issued by other investment companies primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio securities. See the Statement of Additional Information under "Investment Objective and Policies -- Securities of Other Investment Companies."

         WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Portfolio may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Portfolio purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Portfolio to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market value of the securities purchased may vary from the purchase prices.

         The Portfolio may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, the Portfolio may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Portfolio may realize short-term profits or losses upon the sale of such commitments.

         RESTRICTED AND ILLIQUID SECURITIES. The Portfolio may invest in restricted securities. Restricted securities are any securities in which the Portfolio may invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law. The Portfolio will limit investments in illiquid securities (including certain restricted securities not determined by the Fund's Board of Directors to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice) to no more than 15% of its net assets.

         The Portfolio may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Portfolio, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Portfolio believes that Section 4(2) commercial paper and certain other restricted securities, which meet the criteria for liquidity established by the Fund's Board of Directors, are quite liquid. Therefore, the Portfolio intends to treat these securities as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because these securities are liquid, the Portfolio will not subject such securities to the limitation otherwise applicable to restricted securities.

         PORTFOLIO TRANSACTIONS. All orders for transactions in securities or options on behalf of the Portfolio are placed by the Adviser with broker-dealers that it selects. To the extent permitted by the 1940 Act and guidelines adopted by the Fund's Board of Directors, the Portfolio may utilize the Distributor or one or more of its affiliates as a broker in connection with the purchase or sale of securities when the Adviser believes the charge for the transaction does not exceed the usual and customary broker's commission.


                             INVESTMENT LIMITATIONS

         The investment limitations set forth below are fundamental policies and may be changed only by a vote of a majority of the outstanding Shares of the Portfolio. Other investment limitations that also cannot be changed without a vote of shareholders are contained in the Statement of Additional Information under "Investment Objective and Policies."

         1. With respect to 75% of the value of its total assets, the Portfolio will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. The Portfolio will not acquire more than 10% of the outstanding voting securities of any one issuer.

         2. The Portfolio will not invest 25% or more of the value of its total assets in any one industry, provided, however, that the Portfolio may invest more than 25% of the value of its total assets in cash or certain money market instruments (including instruments issued by a U.S. branch of a domestic bank or savings and loan association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment), securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such securities.

         3. The Portfolio will not issue senior securities, except that the Portfolio may borrow money directly or indirectly through reverse repurchase agreements in amounts up to one-third the value of its total assets, including the amount borrowed, and except to the extent that the Portfolio may enter into futures contracts. The Portfolio will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of its portfolio by enabling the Portfolio to, for example, meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Portfolio will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

         4. The Portfolio will not lend any of its assets except portfolio securities in an amount up to one-third the value of its total assets. The Portfolio shall not be prevented from purchasing or holding U.S. Government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness or other debt securities, entering into repurchase agreements or engaging in other transactions where permitted by the Portfolio's investment objective, policies and limitations.

         Except with respect to the Portfolio's policy regarding the borrowing of money, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting solely from a change in the value of the Portfolio's securities will not constitute a violation of such limitation.

                                PRICING OF SHARES

         The Portfolio's net asset value per Share is determined by the Administrator as of the close of regular trading hours on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time) on each weekday, with the exception of those holidays on which the Exchange or the Federal Reserve Bank of St. Louis are closed (a "Business Day"). Currently, one or both of these institutions are closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day (observed).

         Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded on only over-the-counter markets are valued on the basis of market values when available. Securities for which there are no transactions are valued at the average of the current bid and asked prices. Other securities, including restricted and other securities for which market quotations are not readily available, and other assets are valued at fair value by the Adviser under the supervision of the Board of Directors. Investments in debt securities with remaining maturities of 60 days or less may be valued based upon the amortized cost method. For further information about valuation of investments, see "Net Asset Value" in the Statement of Additional Information.

         The public offering price for each class of Shares is based upon net asset value per Share plus, in the case of Investor A Shares, a front-end sales charge. A class will calculate its net asset value per Share by adding the value of the Portfolio's investments, cash and other assets attributable to the class, subtracting the Portfolio's liabilities attributable to that class, and then dividing the result by the total number of Shares in the class that are outstanding. Because the operating expenses of Investor B Shares are higher than those associated with the other classes of Shares, the net asset value per Share of Investor B Shares of the Portfolio will generally be lower that the net asset value per Share of Trust, Institutional or Investor A Shares of the Portfolio.


                        HOW TO PURCHASE AND REDEEM SHARES

PURCHASE OF SHARES

         Institutional Shares are sold to financial institutions, such as banks, trust companies, thrift institutions, mutual funds or other financial institutions (collectively "financial institutions") acting on behalf of their employee benefit, retirement plan or other such accounts for which they do not have investment discretion. Institutional Shares are sold to qualified purchasers without a sales charge imposed by the Fund or the Distributor. Generally, investors purchase Institutional Shares through a financial institution, which is responsible for transmitting purchase orders directly to the Fund.

         Purchases may be effected on Business Days when the Adviser, Distributor and Mercantile (the Custodian) are open for business. The Fund reserves the right to reject any purchase order, including purchases made with foreign and third party drafts or checks.

         Financial institutions placing orders directly or on behalf of their clients should contact the Fund at 1-800-452-4015. Investors may also call the Fund for information on how to purchase Shares.

         All shareholders of record will receive confirmations of Share purchases, exchanges and redemptions in the mail. An investor's Shares are held in the name of the financial institution that has entered into a servicing agreement with the Fund, and such financial institution is responsible for transmitting purchase, exchange and redemption orders to the Fund on a timely basis, recording all purchase, exchange and redemption transactions, and providing regular account statements which confirm such transactions to beneficial owners (or arranging for such services). Payment for orders which are not received or accepted will be returned after prompt inquiry to the transmitting financial institution.

         If purchase orders are received in good form and accepted by the Fund prior to 4:00 p.m. (Eastern time) on any Business Day, Institutional Shares will be priced according to the net asset value per Share next determined on that day after receipt of the order. Immediately available funds must be received by the Custodian prior to 4:00 p.m. on the next Business Day following receipt of such order. If funds are not received by such date, the order will be cancelled, and notice thereof will be given to the financial institution placing the order.

EXCHANGE PRIVILEGE

         The exchange privilege enables shareholders to exchange Institutional Shares of the Portfolio for Institutional Shares of another portfolio offered by the Fund. Exchanges for Institutional Shares in another portfolio are effected at net asset value without payment of any exchange or sales charges. The exchange privilege may be exercised only in those states where Institutional Shares of such other portfolio may be legally sold.

         The Fund reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time upon 60 days' written notice to shareholders. An investor may telephone an exchange request by calling his or her financial institution, which is responsible for transmitting such request to the Fund. See "Other Exchange or Redemption Information" below. An investor should consult the financial institution or the Fund for further information regarding procedures for exchanging Shares.

         In addition to the Growth Equity Portfolio described in this Prospectus, the Fund currently offers Institutional Shares in the following portfolios:

         -  The ARCH Treasury Money Market Portfolio
         -  The ARCH Money Market Portfolio
         -  The ARCH U.S. Government Securities Portfolio
         -  The ARCH Intermediate Corporate Bond Portfolio
         -  The ARCH Bond Index Portfolio
         -  The ARCH Government & Corporate Bond Portfolio
         -  The ARCH Equity Income Portfolio
         -  The ARCH Equity Index Portfolio
         -  The ARCH Growth & Income Equity Portfolio
         -  The ARCH Small Cap Equity Portfolio
         -  The ARCH Small Cap Equity Index Portfolio
         -  The ARCH International Equity Portfolio
         -  The ARCH Balanced Portfolio

         For information concerning these portfolios, please call
1-800-452-4015. Shareholders exercising the exchange privilege with any of the other portfolios in the Fund should request and review the portfolio's prospectus carefully prior to making an exchange.

REDEMPTION OF SHARES

         Redemption orders should be placed with or through the same financial institution that placed the original purchase order. Redemption orders are effected at the Portfolio's net asset value per Share next determined after receipt of the order by the Fund. The financial institution is responsible for transmitting redemption orders to the Fund on a timely basis. Proceeds from redemptions of Institutional Shares of the Portfolio with respect to redemption orders received and accepted by the Fund before 4:00 p.m. (Eastern time) on a Business Day normally are sent electronically to the financial institution that placed the redemption order the next Business Day after the Distributor's receipt of the order in good form. A charge for sending redemption payments electronically may be imposed by the Fund.

The Fund reserves the right to send redemption proceeds electronically within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Portfolio.

         A written request for redemption must be received by the Fund in order to honor the request. The Transfer Agent may require a signature guarantee by an eligible guarantor institution. For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. The signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption check is payable to the shareholder(s) of record and (2) the redemption check is mailed to the shareholder(s) at the address of record or the proceeds are either mailed or sent electronically to a commercial bank account previously designated on the account application. An investor with questions or needing assistance should contact the financial institution servicing his or her account or the Distributor. Additional documentation may be required if the redemption is requested by a corporation, partnership, trust, fiduciary, executor, or administrator. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, investors are encouraged to follow the procedures described in "Other Exchange or Redemption Information" below.

         Neither the Fund nor its service providers will be liable for any loss, damage, expense or cost arising out of any telephone redemption effected in accordance with the Fund's telephone redemption procedures, upon instructions reasonably believed to be genuine. The Fund will employ procedures designed to provide reasonable assurance that instructions by telephone are genuine; if these procedures are not followed, the Fund or its service providers may be liable for any losses due to unauthorized or fraudulent instructions. If Share certificates are outstanding with respect to an account, the telephone redemption and exchange privilege is not available.

OTHER EXCHANGE OR REDEMPTION INFORMATION

         During periods of substantial economic or market change or activity, telephone redemptions or exchanges may be difficult to complete. In such event, Shares may be redeemed or exchanged by mailing the request directly to the financial institution through which the original Shares were purchased or directly to the Fund at P.O. Box 78069, St. Louis, Missouri 63178.

         At various times, the Fund may be requested to redeem Shares for which it has not yet received good payment. In such circumstances, the Fund may delay the forwarding of proceeds until payment has been collected for the purchase of such Shares which may take up to 15 days or more. To avoid delay in payment upon redemption shortly after purchasing Shares, investors should purchase Shares by certified or bank check or by electronic transfer. The Fund intends to pay cash for all Shares redeemed, but under abnormal conditions which make payment in cash unwise, the Fund may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

         A shareholder may be required to redeem Shares in the Portfolio upon 60 days' written notice if the balance in the shareholder's account drops below $500. The Fund will not require a shareholder to redeem Portfolio Shares if the value of the shareholder's account drops below $500 due to fluctuations in net asset value.


                            YIELDS AND TOTAL RETURNS

         Yield and total return quotations are computed separately for Trust Shares, Institutional Shares, Investor A Shares and Investor B Shares of the Portfolio. YIELD AND TOTAL RETURN FIGURES WILL FLUCTUATE, ARE BASED ON HISTORICAL EARNINGS, AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The methods used to compute the Portfolio's yields and total returns are described below and in the Statement of Additional Information.

         From time to time, performance information such as total return and yield data for the Portfolio's Institutional Shares may be quoted in advertisements or in communications to shareholders. The yield is computed based on the net income of such Shares during a 30-day (or one month) period identified in connection with the particular yield quotation. More specifically, the yield is computed by dividing the Portfolio's net income per Share during a 30-day (or one month) period by the net asset value per Share on the last day of the period and analyzing the result.

         The Portfolio's total returns may be calculated on an average annual total return basis, and may also be calculated on an aggregate total return basis, for various periods. Average annual total returns with respect to Institutional Shares reflect the average annual percentage change in value of an investment in such Shares over the particular measuring period. Aggregate total returns reflect the cumulative percentage change in value over the measuring period. Both methods of calculating total returns assume that dividends and capital gain distributions made by the Portfolio during the period are reinvested in the Portfolio's Institutional Shares. When considering average annual total return figures for periods longer than one year, it is important to note that the Portfolio's annual total return for any one year in the period might have been more or less than the average for the entire period.

         Performance data of the Portfolio's Institutional Shares may be compared to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and data such as that provided by S&P, Lehman Brothers, Inc. or any of its affiliates, Ibbotson Associates, Inc., Lipper Analytical Services, Inc. and Mutual Fund Forecaster. References may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Institutional Investor, Pensions and Investments, U.S.A. Today, Fortune, CDA/Weisenberger, Morningstar, Inc. and publications of a local or regional nature. In addition to performance information, general information about the Portfolio that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders.

         Performance quotations of a class of Shares in the Portfolio represents the Portfolio's past performance and should not be considered as representative of future results. Any account fees charged by Service Organizations (as described under "Management of the Fund -- Service Organizations") or other institutions will not be included in the calculations of the Portfolio's yields and total returns. Such fees, if any, will reduce the investor's net return on an investment in the Portfolio. Investors may call 1-800-452-4015 to obtain current yield and total return information.


                           DIVIDENDS AND DISTRIBUTIONS

         Net investment income of the Portfolio is declared and paid monthly as a dividend to shareholders of record. Dividends on each Share of the Portfolio are determined in the same manner and are paid in the same amount, irrespective of class, except that the Portfolio's Trust Shares and Institutional Shares bear all expenses of the respective Administrative Services Plans adopted for such Shares and the Portfolio's Investor A Shares and Investor B Shares bear all expenses of the respective Distribution and Services Plans adopted for such Shares. In addition, the Portfolio's Institutional Shares bear the expense of certain sub-transfer agency fees. See "Management of the

Fund" and "Other Information Concerning the Fund and Its Shares" below.

         Net realized capital gains of the Portfolio, if any, are distributed at least annually. All dividends and distributions paid on the Portfolio's Shares are automatically reinvested in additional Shares of the same class unless the investor has (i) otherwise indicated on the account application, or (ii) redeemed all the Shares held in the Portfolio, in which case a distribution will be paid in cash. Reinvested dividends and distributions will be taxed in the same manner as those paid in cash.


                                      TAXES

FEDERAL TAXES

         Management of the Fund believes that the Predecessor Portfolio qualified as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), for the taxable year ended September 30, 1996. It is intended that the Portfolio will qualify as a regulated investment company as long as such qualification is in the best interests of shareholders. A regulated investment company generally is exempt from federal income tax on amounts distributed to shareholders.

         Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that the Portfolio distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its exempt-interest income (if any) net of certain deductions for such year. In general, the Portfolio's investment company taxable income will be its taxable income, including dividends, interest and short-term capital gains (the excess of net short-term capital gain over net long-term capital loss), subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. It is the policy of the Portfolio to distribute as dividends substantially all of its investment company taxable income and any net tax-exempt interest income each year. Such dividends will be taxable as ordinary income to the Portfolio's shareholders who are not currently exempt from federal income taxes, whether such income is received in cash or reinvested in additional Shares. (Federal income taxes for distributions to an IRA are deferred under the Code.) In the case of the Portfolio, such dividends will qualify for the dividends received deduction for corporations to the extent of the total qualifying dividends received by the Portfolio from domestic corporations for the taxable year.

         Substantially all of the Portfolio's net realized long-term capital gains, if any, will be distributed at least annually to its shareholders. The Portfolio will generally have no tax liability with respect to such gains and the distributions will be taxable to shareholders who are not currently exempt from federal income taxes as long-term capital gains, regardless of how long the shareholders have held the Shares and whether such dividends are received in cash or reinvested in additional Shares.

         An investor considering purchasing Shares of the Portfolio on or just before the record date of any dividend or capital gains distribution should be aware that the amount of the forthcoming distribution, although in effect a return of capital, will be taxable.

         Dividends declared by the Portfolio in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by the shareholders and paid by the Portfolio on December 31 of such year in the event such dividends are actually paid during January of the following year.

         The Portfolio may be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross sale proceeds paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

         A taxable gain or loss may be realized by an investor upon redemption, transfer or exchange of Shares, depending upon the cost of such Shares when purchased and their price at the time of redemption, transfer or exchange. If an investor holds Shares for six months or less and during that time receives an exempt-interest dividend on those Shares, any loss realized on the sale or exchange of those Shares will be disallowed to the extent of the exempt-interest dividend.

STATE AND LOCAL TAXES

         The application of state and local taxes may have different consequences from those of the federal income tax law described above. In particular, shareholders should note that dividends paid by the Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of such dividends may be derived from interest on obligations that, if realized directly, would be exempt from such income taxes.

MISCELLANEOUS

         The foregoing summarizes some of the important federal and state tax considerations generally affecting the Portfolio and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Portfolio should consult their tax advisers with specific reference to their own tax situation. Shareholders will be advised at least annually as to the federal income tax consequences of distributions made each year.


                             MANAGEMENT OF THE FUND

         The Fund is managed under the direction of its Board of Directors. The Statement of Additional Information contains the names of and general background information concerning each director.

INVESTMENT ADVISER

         Mississippi Valley Advisors Inc. ("MVA") serves as the investment adviser to the Portfolio. MVA's principal office is located at One Mercantile Center, Seventh & Washington Streets, St. Louis, Missouri 63101. MVA is a wholly-owned subsidiary of Mercantile. As of December 31, 1996, MVA had approximately $7.9 billion in assets under investment management, including the Fund's assets, which were approximately $2.5 billion. MVA also serves as investment adviser to each of the Fund's other portfolios.

         Subject to the general supervision of the Fund's Board of Directors and in accordance with the Fund's investment policies, MVA manages the Portfolio, makes investment decisions with respect to and places orders for all purchases and sales of the Portfolio's securities and other investments, and directs the maintenance of the Portfolio's records relating to such purchases and sales.

         For the services provided and expenses assumed pursuant to the investment advisory agreement, MVA is entitled to receive fees, computed daily and payable monthly, at the annual rate of 0.75% of the Portfolio's average daily net assets.

         MVA may from time to time voluntarily reduce all or a portion of its advisory fee to increase the net income of the Portfolio available for distributions as dividends. The voluntary fee reduction will cause the return of the Portfolio to be higher than it would otherwise be in the absence of such reduction.

         The Predecessor Portfolio bore advisory fees during the fiscal year ended September 30, 1996 pursuant to the investment advisory agreement then in effect with Mark Twain Bank, its former adviser, at the effective annual rate of
 .75% of its average daily net assets after fee waivers. Without fee waivers, the Predecessor Portfolio would have borne advisory fees at the annual rate of .75% of its average daily net assets.

         Carl C. Enloe is the person primarily responsible for the day-to-day management of the Portfolio. Mr. Enloe, who joined MVA as a Senior Associate in April 1997, served as head of investments at Mark Twain Bank since 1987. He managed the Predecessor Portfolio since its inception.

ADMINISTRATOR

         BISYS Fund Services Ohio, Inc., located at 3435 Stelzer Road, Columbus, Ohio 43219, acts as the Portfolio's Administrator. The Administrator also serves as the administrator to each of the Fund's other portfolios.

         The Administrator generally assists in all aspects of each Portfolio's administration and operation and also monitors and performs other services pertaining to the Portfolio's arrangements with Service Organizations under the Administrative Services Plan described below. For its services, the Administrator is entitled to receive a fee, computed daily and payable monthly, at the annual rate of .20% of the Portfolio's average daily net assets.

         From time to time, the Administrator may voluntarily waive all or a portion of the fees otherwise payable by the Portfolio in order to increase the net income available for distribution to shareholders.

         The Predecessor Portfolio bore administrative fees during the fiscal year ended September 30, 1996 pursuant to the administrative services agreement then in effect with Federated Administrative Services, its former administrator, at the effective annual rate of .39% of its average daily net assets.

DISTRIBUTOR

         Institutional Shares of the Portfolio are sold continuously by the Distributor, BISYS Fund Services ("BISYS"), an affiliate of the Administrator. BISYS is a registered broker-dealer with principal offices at 3435 Stelzer Road, Columbus, Ohio 43219. The Distributor also acts as distributor to each of the Fund's other portfolios.

ADMINISTRATIVE SERVICES PLAN

         The Fund has adopted an Administrative Services Plan with respect to Institutional Shares of the Portfolio. Pursuant to the Administrative Services Plan, Institutional Shares are sold to banks and other financial institutions (which may include Mercantile or its affiliated or correspondent banks) on behalf of their qualified accounts (such financial institutions collectively, the "Service Organizations"), which agree to provide certain shareholder administrative services for their clients or account holders (collectively, the "customers") who are the beneficial owners of such Shares. The holders of Institutional Shares bear separately their pro rata portion of the fees which may be paid to Service Organizations for such services at an annual rate of up to .30% of the average daily net assets of the Portfolio's Institutional Shares owned beneficially by a Service Organization's customers.

SERVICE ORGANIZATIONS

         The servicing agreements adopted under the Administrative Services Plan (collectively, the "Servicing Agreements") require the Service Organizations receiving such compensation (which may include Mercantile and its affiliates) to perform certain services, including providing administrative services with respect to the beneficial owners of Institutional Shares of the Portfolio, such as establishing and maintaining accounts and records for their customers who invest in such Shares, assisting customers in processing purchase, exchange and redemption requests, and responding to customer inquiries concerning their investments.

         Under the Servicing Agreements and upon notice to the Fund, a Service Organization may subcontract with one or more entities for the performance of certain services provided under its Servicing Agreements with the Fund. Such Service Organization shall be as fully responsible to the Fund for the acts or omissions of any sub-contractor as it would be for its own acts or omissions. The fees payable to any sub-contractor are paid by the Service Organization out of the fees it receives from the Fund.

         The Fund understands that Service Organizations providing such administrative services may also charge fees to their customers beneficially owning such Shares. These fees would be in addition to any amounts which may be received by such a Service Organization under its Servicing Agreement with the Fund. The Fund's Servicing Agreements require a Service Organization to disclose to its customers any compensation payable to the Service Organization by the Portfolio and any other compensation payable by its customers in connection with their investment in such Shares. Customers of such Service Organizations receiving servicing fees should read this Prospectus in light of the terms governing their accounts with their Service Organization.

CUSTODIAN, TRANSFER AGENT AND SUB-TRANSFER AGENT

         Mercantile Bank National Association, an affiliate of the Fund and a wholly-owned subsidiary of Mercantile Bancorporation, Inc., with principal offices located at One Mercantile Center, 8th and Locust Streets, St. Louis, Missouri 63101, serves as Custodian of the Portfolio's assets. BISYS Fund Services Ohio, Inc. also serves as the Portfolio's transfer agent and dividend disbursing agent. Its address is 3435 Stelzer Road, Columbus, Ohio 43219.

         Pursuant to an agreement with BISYS Fund Services Ohio, Inc. and in connection with the Institutional Shares offered to its customers, a financial institution (which may include Mercantile or its affiliated or correspondent banks) may serve as sub-transfer agent with respect to the underlying beneficial owners of Institutional Shares. For the account maintenance services provided, a sub-transfer agent is entitled to receive an annual fee of $30 with respect to each beneficial owner's holding in Institutional Shares (irrespective of the number of portfolios of the Fund in which such Institutional Shares are held.)

REGULATORY MATTERS

         Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, or controlling the Shares of a registered, open-end investment company continuously engaged in the issuance of its Shares, and prohibit banks generally from issuing, underwriting, selling, or distributing securities such as Shares of the Portfolio. Such banking laws and regulations do not prohibit such a holding company or affiliate, or banks, from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing Shares of such a company as agent for and upon the order of customers. Mercantile, MVA, Service Organizations that are banks or bank affiliates, and broker-dealers that are bank affiliates are subject to such laws and regulations, but believe they may perform the services for the Portfolio contemplated by their respective agreements, this Prospectus and the Statement of Additional Information without violating applicable banking laws and regulations. In addition, state securities laws on this issue may differ from the interpretation of federal laws expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

         Should future legislative, judicial, or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of the Portfolio and its shareholders, the Fund might be required to alter materially or discontinue its arrangements with such companies and change its method of operation. It is not expected that investors would suffer any adverse financial consequences as a result of any of these occurrences.

         If current restrictions preventing a bank from legally sponsoring, organizing, controlling, or distributing Shares of an investment company were relaxed, Mercantile, or an affiliate of Mercantile, would consider the possibility of offering to perform additional services for the Portfolio. It is not possible, of course, to predict whether or in what form such legislation might be enacted or the terms upon which Mercantile, or such an affiliate, might offer to provide such services.

         Conflict of interest restrictions may apply to the receipt of compensation paid pursuant to a Servicing Agreement by the Portfolio to a financial intermediary in connection with the investment of fiduciary funds in the Portfolio's Shares. Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the Securities and Exchange Commission, the Department of Labor or state securities commissions, should consult legal counsel before entering into Servicing Agreements.

EXPENSES

         Except as noted above and in the Statement of Additional Information under "Investment Advisory and Administrative Contracts" and "Custodian and Transfer Agent," the Fund's service contractors bear all of their own expenses in connection with the performance of their services, except that the Distributor is compensated pursuant to the Distribution and Services Plans (as described below under "Other Information Concerning the Fund and Its Shares"). The Portfolio's expenses are deducted from the total income of the Portfolio before dividends and distributions are paid. These expenses include, but are not limited to, fees paid to the Adviser and Administrator, transfer agency fees, fees and expenses of officers and directors who are not affiliated with the Adviser or the Distributor, taxes, interest, legal fees, custodian fees, auditing fees, 12b-1 fees, servicing fees, certain fees and expenses in registering and qualifying the Portfolio and its Shares for distribution under federal and state securities laws, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, the expense of reports to shareholders, shareholders' meetings and proxy solicitations, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Adviser, Distributor or Administrator under their respective agreements with the Fund. The Fund also pays for brokerage fees, commissions and other transaction charges, if any, in connection with the purchase and sale of portfolio securities. Any general expenses of the Fund that are not readily identifiable as belonging to a particular portfolio will be allocated among all the Fund's portfolios by or under the direction of the Board of Directors in a manner the Board determines to be fair and equitable. Any expenses relating only to a particular class of Shares within a portfolio will be borne solely by such class. See "Certain Financial Information" and "Management of the Fund" above for additional information regarding expenses of the Portfolio.


                          OTHER INFORMATION CONCERNING
                             THE FUND AND ITS SHARES

DESCRIPTION OF SHARES

         The Fund was organized on September 9, 1982 as a Maryland corporation and is a mutual fund of the type known as an "open-end management investment company." The Fund's principal office is located at 3435 Stelzer Road, Columbus, Ohio 43219.

         The Fund's Charter authorizes the Board of Directors to issue up to seven billion full and fractional shares of common stock, and to classify and reclassify any unauthorized and unissued shares into one or more classes of shares. The Board of Directors may similarly classify or reclassify any class of shares into one or more series.

         Pursuant to such authority, the Board of Directors has authorized the issuance of the following series of shares representing interests in the Portfolio, which is classified as a diversified company under the 1940 Act: 50 million Trust Shares, 25 million Institutional Shares, 25 million Investor A Shares and 25 million Investor B Shares. Investor A Shares, Investor B Shares and Trust Shares of the Portfolio are described in separate prospectuses which are available from the Distributor at the telephone number on page 1 of this Prospectus. The Board of Directors has also authorized the issuance of additional classes of shares representing interests in other investment portfolios of the Fund, which are likewise described in separate prospectuses available from the Distributor. Shares in the Portfolio will be issued without Share certificates.

         The Institutional Shares of the Portfolio are described in this Prospectus. The Portfolio also offers Trust Shares, Investor A Shares and Investor B Shares. Trust Shares, which are offered to financial institutions acting on their own behalf or on behalf of certain qualified accounts, are sold without a sales charge. Investor A Shares and Investor B Shares are sold through selected broker/dealers and other financial intermediaries to individual or institutional customers. Investor A Shares of the Portfolio are sold with a maximum 4.5% front-end sales charge and Investor B Shares of the Portfolio are sold with a maximum 5.0% contingent deferred sales charge. Trust Shares, Institutional Shares, Investor A Shares and Investor B Shares bear their pro rata portion of all operating expenses paid by the Portfolio, except that Trust Shares and Institutional Shares bear all payments under the Portfolio's respective Administrative Services Plans adopted for such Shares and Investor A Shares, Investor B Shares bear all payments under the Portfolio's respective Distribution and Services Plans adopted for such Shares. In addition, Institutional Shares of the Portfolio bear the expense of certain sub-transfer agency fees.

         Payments under the Administrative Services Plan for Trust Shares are made to Service Organizations for administrative services provided to the Service Organizations' clients or account holders who are the beneficial owners of Trust Shares. Payments under the Administrative Services Plan may not exceed
 .30% (on an annual basis) of the average daily net asset value of the Portfolio's outstanding Trust Shares.

         Payments under the Distribution and Services Plans for Investor A Shares and Investor B Shares are made to (i) the Distributor or another person for providing distribution assistance and assuming certain related expenses, and
(ii) Service Organizations for administrative services provided to the Service Organizations' clients or account holders who are the beneficial owners of Investor A Shares or Investor B Shares. Payments under the Distribution and Services Plan for Investor A Shares may not exceed .30% (on an annual basis) of the average daily net asset value of the outstanding Investor A Shares of the Portfolio. Payments under the Distribution and Services Plan for Investor B Shares may not exceed 1.00% (on an annual basis) of the average daily net asset value of outstanding Investor B Shares of the Portfolio, Distribution payments made under the Distribution and Services Plans are subject to the requirements of Rule 12b-1 under the 1940 Act.

         The Fund offers various services and privileges in connection with Investor A Shares and Investor B Shares of the Portfolio that are not offered in connection with its Trust Shares or Institutional Shares, including an automatic investment program and an automatic withdrawal plan. In addition, each class of Shares offers different exchange privileges.

         Shareholders are entitled to one vote for each full Share held and proportionate fractional votes for fractional Shares held. Shares of all portfolios of the Fund will vote together and not by class unless otherwise required by law or permitted by the Board of Directors. All shareholders of a particular portfolio will vote together as a single class on matters relating to the portfolio's investment advisory agreement and investment objective and fundamental policies. Only holders of Trust Shares, however, will vote on matters relating to the Administrative Services Plan for Trust Shares and only holders of Institutional Shares will vote on matters pertaining to the Administrative Services Plan for Institutional Shares. Similarly, only holders of Investor A Shares will vote on matters pertaining to the Distribution and Services Plan for Investor A Shares and only holders of Investor B Shares will vote on matters pertaining to the Distribution and Services Plan for Investor B Shares.

         The Fund is not required, and currently does not intend, to hold annual meetings except as required by the 1940 Act or other applicable law. Upon the written request of the holders of 10% or more of the outstanding Shares, the Fund will call a special meeting to vote on the question of removal of a director.

         Shares of the Fund's portfolios have noncumulative voting rights and, accordingly, the holders of more than 50% of the Fund's outstanding Shares (irrespective of portfolio or class) may elect all of the Directors. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in this Prospectus, Shares will be fully paid and nonassessable.

MISCELLANEOUS

         As used in this Prospectus, a "vote of a majority of the outstanding Shares" of the Portfolio means, with respect to the approval of an investment advisory agreement or a change in an investment objective or fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of the Portfolio (irrespective of class), or (b) 67% or more of the Shares of the Portfolio (irrespective of class) present at a meeting if more than 50% of the outstanding Shares of the Portfolio are represented at the meeting in person or by proxy.

         As of January 1, 1997, Mercantile and its affiliates possessed, of record on behalf of their underlying customer accounts, voting or investment power with respect to more than 25% of the Fund's outstanding Shares. Therefore, Mercantile may be deemed to be a controlling person of the Fund within the meaning of the 1940 Act.

         Inquiries regarding the Portfolio may be directed to the Fund at 1-800-452-4015.

                         ------------------------------

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE PORTFOLIO'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE PORTFOLIO, THE FUND, OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE PORTFOLIO, THE FUND OR THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                              CROSS REFERENCE SHEET
                            (Investor A and B Shares)

                        The ARCH Growth Equity Portfolio



Form N-1A Part A Item                              Prospectus Caption
---------------------                              ------------------

1.    Cover Page.................................  Cover Page

2.    Synopsis...................................  Expense Summary
                                                   for Investor A Shares

3.    Condensed Financial
        Information..............................  Certain Financial
                                                   Information; Financial
                                                   Highlights; Yields and Total
                                                   Returns

4.    General Description
        of Registrant............................  Highlights; Investment
                                                   Objective, Policies and
                                                   Risk Considerations;
                                                   Other Information Concerning
                                                   the Fund and Its Shares

5.    Management of the Fund.....................  Management of the Fund

5A.   Management's Discussion of
        Fund Performance.........................  Inapplicable

6.    Capital Stock and
        Other Securities.........................  How to Purchase and
                                                   Redeem Shares; Dividends
                                                   and Distributions;
                                                   Taxes; Other Information
                                                   Concerning the Fund
                                                   and Its Shares

7.    Purchase of Securities
        Being Offered............................  How to Purchase and
                                                   Redeem Shares

8.    Redemption or Repurchase...................  How to Purchase and
                                                   Redeem Shares

9.    Pending Legal Proceedings..................  Inapplicable

                                 THE ARCH FAMILY
                                 OF MUTUAL FUNDS

                                 INVESTOR SHARES


                             GROWTH EQUITY PORTFOLIO















                       PROSPECTUS DATED ___________, 1997

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

Highlights..................................................................  3
Certain Financial Information...............................................  4
Expense Summary for Investor Shares.........................................  6
Financial Highlights........................................................  8
Investment Objective, Policies and Risk
  Considerations............................................................ 10
Pricing of Shares........................................................... 20
How to Purchase and Redeem Shares........................................... 21
         Purchase of Shares................................................. 21
         Automatic Investment Program (AIP)................................. 23
         Applicable Sales Charges  -- Investor A Shares..................... 23
         Reduced Sales Charges  -- Investor A Shares........................ 25
         Applicable Sales Charges  -- Investor B Shares..................... 26
         Characteristics of Investor A Shares and
           Investor B Shares................................................ 28
         Factors to Consider When Selecting Investor A
           Shares or Investor  B Shares..................................... 29
         Exchange Privileges................................................ 30
         Redemption of Shares............................................... 33
         Redemption by Mail................................................. 33
         Redemption by Telephone............................................ 33
         Automatic Withdrawal Plan (AWP).................................... 34
         Purchase of Investor A Shares at Net Asset Value................... 35
         Other Exchange or Redemption Information........................... 35
Yields and Total Returns.................................................... 36
Dividends and Distributions................................................. 37
Taxes....................................................................... 38
Management of the Fund...................................................... 39
Other Information Concerning the Fund and its Shares........................ 46
         Miscellaneous...................................................... 47

                             THE ARCH FUND(R), INC.


                        THE ARCH GROWTH EQUITY PORTFOLIO


                     INVESTOR A SHARES AND INVESTOR B SHARES


         The ARCH Fund, Inc. (the "Fund") is an open-end management investment company that currently offers Shares in eighteen investment portfolios. This Prospectus describes the Investor A Shares and the Investor B Shares in the ARCH GROWTH EQUITY PORTFOLIO (the "Portfolio"). Investor A Shares and Investor B Shares are sold through selected broker/dealers and other financial intermediaries to individual or institutional customers. Investor A Shares are sold with a front-end sales charge. Investor B Shares are sold with a contingent deferred sales charge.

         THE ARCH GROWTH EQUITY PORTFOLIO'S investment objective is capital appreciation. The Portfolio seeks to achieve this objective by investing primarily in equity securities of companies selected on the basis of assessment of earnings and the risk and volatility of each company's business. Other factors, such as product position or market share, will also be considered.

         Mississippi Valley Advisors Inc. ("MVA" or the "Adviser"), a wholly-owned subsidiary of Mercantile Bank National Association ("Mercantile"), acts as investment adviser for the Portfolio; Mercantile serves as custodian; BISYS Fund Services Ohio, Inc. (the "Administrator") serves as administrator; and BISYS Fund Services (the "Distributor") serves as sponsor and distributor.

         This Prospectus sets forth concisely certain information about the Portfolio that prospective investors should know before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Portfolio, contained in a Statement of Additional Information dated _______________, 1997, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this Prospectus. An investor may obtain the Statement of Additional Information without charge by writing the Fund at P.O. Box 78069, St. Louis, Missouri 63178 or by calling 1-800-452-ARCH (2724).

         Portfolio Shares are not bank deposits, are not federally insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency, and are not the obligations of or guaranteed or otherwise supported by any bank. An investment in the Portfolio involves investment risk, including possible loss of principal.

                          ____________________________


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 _________, 1997

                                   HIGHLIGHTS


         The Fund is an open-end, management investment company (commonly known as a mutual fund) registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers investment opportunities in eighteen investment portfolios. This Prospectus relates to one of those Portfolios: the ARCH GROWTH EQUITY PORTFOLIO. In addition, the Fund offers investment opportunities in the ARCH Treasury Money Market, Money Market, Tax-Exempt Money Market, U.S. Government Securities, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond, Short-Intermediate Municipal, Missouri Tax-Exempt Bond, National Municipal Bond, Equity Income, Equity Index, Growth & Income Equity, Small Cap Equity, Small Cap Equity Index, International Equity and Balanced Portfolios, which are described in separate Prospectuses. The Portfolio represents a separate pool of assets with a different investment objective and different policies then the Fund's other portfolios (as described below under "Investment Objective, Policies and Risk Considerations"). MVA serves as adviser, Mercantile as custodian, BISYS Fund Services Ohio, Inc. as administrator and BISYS Fund Services as sponsor and distributor. For information on expenses, fee waivers, and services, see "Certain Financial Information," "Financial Highlights" and "Management of the Fund."

         The following information generally describes the Portfolio and its investment objective. There can be no assurance that the Portfolio will be able to achieve its investment objective.

         The Portfolio is designed for investors who seek capital appreciation and who are prepared to accept the risks associated with an investment in equity securities.

         Investors should note that the Portfolio may, subject to its investment policies and limitations, invest in the securities of foreign issuers, enter into repurchase agreements and reverse repurchase agreements, make securities loans, invest in put and call options and futures and options on futures, and make limited investments in illiquid securities and securities issued by other investment companies. These investment practices involve investment risks of varying degrees. For example, the securities of a foreign issuer entail certain inherent risks, such as future political and economic developments and the adoption of foreign government restrictions, that might adversely affect the payment of dividends or principal and interest. Default by a counterparty to a repurchase agreement or securities lending transaction could expose a Portfolio to loss because of adverse market action or possible delay in disposing of the underlying collateral. Reverse repurchase agreements are subject to the risk that the market value of the securities sold by the

Portfolio will decline below the repurchase price which the Portfolio is obligated to pay. Purchasing options is a specialized investment technique which entails a substantial risk of loss of amounts paid as premiums to option writers. There is no assurance that a liquid market will exist for a particular futures contract at any particular time. The Portfolio may engage in short-term trading, which may also involve greater risk and increase the Portfolio's expenses. See "Investment Objective, Policies and Risk Considerations" below and the Statement of Additional Information under "Investment Objective and Policies."

         The Fund offers investors the opportunity to invest in a variety of professionally managed investments without having to become involved with detailed management, accounting and safekeeping procedures normally related to direct investments in securities. The Portfolio also offers the economic advantages of block trading in securities and the availability of a family of eighteen mutual funds should an investor's investment goals change.

         This Prospectus describes the Investor A Shares and the Investor B Shares of the Portfolio. Investor A Shares of the Portfolio are sold with a front-end sales charge. Investor B Shares are sold with a contingent deferred sales charge. For information on purchasing, exchanging or redeeming Investor A Shares and Investor B Shares of the Portfolio, please see "How to Purchase and Redeem Shares" below. For a discussion comparing Investor A Shares and Investor B Shares, please see "Characteristics of Investor A Shares and Investor B Shares," and "Factors to Consider When Selecting Investor A Shares or Investor B Shares" on pages __ and __, respectively.


                          CERTAIN FINANCIAL INFORMATION

         Shares of the Portfolio have been classified into four classes of Shares -- Trust Shares, Institutional Shares, Investor A Shares and Investor B Shares. Shares of each class in the Portfolio represent equal, pro rata interests in the investments held by the Portfolio and are identical in all respects, except that Shares of each class bear separate distribution and/or shareholder administrative servicing fees and certain other operating expenses, and enjoy certain exclusive voting rights on matters relating to these fees. See "Other Information Concerning the Fund and Its Shares," "Management of the Fund -- Distribution and Services Plans," and "Management of the Fund -- Custodian and Transfer Agent" below. As a result of payments for distribution and/or shareholder administrative servicing fees and certain other operating expenses that may be made in differing amounts, the net investment income of Trust Shares, Institutional

Shares, Investor A Shares and Investor B Shares in the Portfolio can be expected, at any given time, to be different.

         The Portfolio commenced operations on January 4, 1993 as the Arrow Equity Portfolio, a separate investment portfolio (the "Predecessor Portfolio") of Arrow Funds, which was organized as a Massachusetts business trust. On ________, 1997, the Predecessor Portfolio was reorganized as a new portfolio of the Fund. Prior to the reorganization, the Predecessor Portfolio offered and sold shares of beneficial interests that were similar to the Fund's Investor A Shares.

                               EXPENSE SUMMARY FOR
                        INVESTOR A AND INVESTOR B SHARES


                                               GROWTH EQUITY
                                                 PORTFOLIO
                                         -------------------------
                                         INVESTOR A     INVESTOR B
                                         ----------     ----------
SHAREHOLDER TRANSACTION EXPENSES
Front-End Sales Load Imposed on
  Purchases (as a percentage of
  offering price) ................         4.5%(1)        NONE

Deferred Sales Charge
  (as a percentage of offering
  price) .........................        NONE             5.0%(2)

ANNUAL PORTFOLIO OPERATING
  EXPENSES
  (as a percentage of average
  net assets)
Investment Advisory Fees (net
  of fee waivers) ................         .75%            .75%

12b-1 Fees, including distribution
  and service fees ...............         .30%           1.00%

Other Expenses (including
  administration fees
  and other expenses)
  (net of fee waivers and
  expense reimbursements)(3),(4) .         .25%            .25%
                                          ----            ----

Total Portfolio Operating
  Expenses (net of fee waivers
  and expense reimbursements)(5) .        1.30%           2.00%
                                          ====            ====


----------
1 Reduced sales charge may be available. See "How to Purchase and Redeem Shares -- Reduced Sales Charges -- Investor A Shares."

2 This amount applies to redemptions during the first year. The deferred sales charge decreases to 4.0%, 3.0%, 3.0%, 2.0% and 1.0% for redemptions made during the second through sixth years, respectively. No deferred sales charge is charged after the sixth year. See "How to Purchase and Redeem Shares -- Applicable Sales Charge -- Investor B Shares."

3        Without fee waivers, administration fees would be .20%.


4 Without fee waivers and/or expense reimbursements, Other Expenses and Total Portfolio Operating Expenses would be .35% and 1.40%, respectively, for Investor A Shares and .35% and 2.10%, respectively, for Investor B Shares.

EXAMPLE
                                              1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                              ------  -------  -------  --------
You would pay the following
  expenses on a $1,000 investment,
  assuming (1) a 5% annual return
  and (2) redemption at the end of
  each period:

   Growth Equity Portfolio
   Investor A Shares(1)                        $ 58    $ 84
   Investor B Shares
     Assuming complete redemption
     at end of period(2)                       $ 70    $ 93
     Assuming no redemption                    $ 20    $ 63


----------
1 Assumes deduction at time of purchase of maximum applicable front-end sales charge.

2 Assumes deduction of maximum applicable contingent deferred sales charge.



         THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. ACTUAL EXPENSES AND RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN. Information about the actual performance of the Predecessor Portfolio is contained in the Arrow Funds' Annual and Semi-Annual Reports dated September 30, 1996 and March 31, 1997, respectively, which may be obtained without charge by contacting the Fund at the address or telephone number provided on page 1 of this Prospectus.

         The purpose of the foregoing table is to assist in understanding the various costs and expenses that an investor in the Portfolio's Investor A Shares or Investor B Shares will bear directly or indirectly. The information contained in the table reflects the expenses the Portfolio expects to incur during the next twelve months on its Investor A and Investor B Shares. For more complete descriptions of the various costs and expenses, see "Management of the Fund" in this Prospectus and the Statement of Additional Information. The table and example have not been audited by the Fund's independent auditors and do not reflect any charges that may be imposed by financial institutions on their customers.

         Because of the payments for distribution services (12b-1 fees) under the Distribution and Services Plans as shown in the above table, long-term shareholders of Investor A Shares and Investor B Shares of the Portfolio may pay more than the economic equivalent of the maximum front-end sales load permitted by the National Association of Securities Dealers, Inc.


                              FINANCIAL HIGHLIGHTS

         The "Financial Highlights" in the following table supplements the Predecessor Portfolio's financial statements, which are contained in the Arrow Funds' Annual and Semi-Annual Reports dated September 30, 1996 and March 31, 1997, respectively, and incorporated by reference into the Statement of Additional Information, and sets forth certain historical results for shares of beneficial interest of the Predecessor Portfolio which were similar to Investor A Shares of the Fund. The financial statements and the data reported in the Financial Highlights for the fiscal years ended September 30, 1996, 1995 and 1994 and for the fiscal period ended October 31, 1993 were audited by KPMG Peat Marwick LLP, independent accountants for the Predecessor Portfolio, whose report thereon is incorporated by reference into the Statement of Additional Information. The financial statements and the data reported in the Financial Highlights for the six-month period ended March 31, 1997 is unaudited.

         Further information about the performance of the Predecessor Portfolio is contained in the Arrow Funds' Annual and Semi-Annual Reports dated September 30, 1996 and March 31, 1997, respectively, which may be obtained without charge by contacting the Funds at the address or telephone number on page 1 of this Prospectus.

                         PREDECESSOR GROWTH EQUITY FUND
                  (FOR A SHARE OUTSTANDING THROUGH EACH PERIOD)


                                             Six Months                           Year Ended September 30,
                                               Ended          -----------------------------------------------------------------
                                          March  31, 1997         1996               1995             1994            1993(a)
                                          ---------------     ------------       ------------     ------------     ------------
                                            (unaudited)
Net asset value, beginning
  of period                                $      15.06       $      13.80       $       9.74     $      10.02     $      10.00
Income from investment operations
   Net investment income                           0.06               0.12               0.10             0.07             0.04
   Net realized and unrealized
     gain (loss) on investments                    1.14               1.32               4.05            (0.25)            0.02
                                           ------------       ------------       ------------     ------------     ------------
   Total from investment operations                1.20               1.44               4.15            (0.18)            0.06
                                           ------------       ------------       ------------     ------------     ------------
Less distributions
   Distributions from net
     investment income                            (0.05)             (0.11)             (0.09)           (0.07)           (0.04)
   Distributions from net
     realized gain on
     investments                                  (1.05)             (0.07)                --            (0.03)              --
                                           ------------       ------------       ------------     ------------     ------------
   Total distributions                            (1.10)             (0.18)             (0.09)           (0.10)           (0.04)
                                                                                                                   ------------
Net asset value, end of period             $      15.16       $      15.06       $      13.80     $       9.74     $      10.02
                                           ============       ============       ============     ============     ============

Total return(b)                                    7.98%             10.48%             42.90%           (1.84%)           0.60%

Ratios to average net assets
   Expenses                                        1.14%*             1.17%              1.28%            1.36%            1.32%*
   Net investment income                           0.50%*             0.86%              0.90%            0.74%            0.62%*
   Expense waiver/reimbursement(c)                 0.25%*             0.28%              0.30%            0.28%            0.30%*

Supplemental data
   Net assets, end of period
     (000 omitted)                         $     58,555       $     55,573       $     43,708     $     30,282     $     31,159
   Average commission rate paid(d)         $     0.0905       $     0.0757                 --               --               --
   Portfolio turnover                                25%                45%                45%             127%              54%


----------
  *   Computed on an annualized basis.

(a) Reflects operations for the period from January 4, 1993 (date of initial public investment) to September 30, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

             INVESTMENT OBJECTIVE, POLICIES AND RISK CONSIDERATIONS

         Although management will use its best efforts to achieve the investment objective of the Portfolio, there can be no assurance that it will be able to do so. The investment objective of the Portfolio may not be changed without the affirmative vote of a majority of the outstanding Shares of the Portfolio. Unless otherwise indicated, the investment policies and limitations set forth below may be changed without shareholder approval, although shareholders will be notified before any material change in these policies and limitations becomes effective.

         The Portfolio's investment objective is capital appreciation. The Portfolio seeks to achieve this objective by investing primarily in equity securities of companies selected on the basis of assessment of earnings and the risk and volatility of each company's business. Other factors, such as product position or market share, will also be considered by the Adviser.

         The Portfolio invests primarily in equity securities of companies selected by the Adviser on the basis of traditional research techniques. The equity securities in which the Portfolio invests are primarily those of middle to large capitalization issuers whose shares are listed on the New York and American Stock Exchanges. Company earnings are the primary consideration in selecting portfolio securities. The Portfolio may invest in preferred stocks, convertible securities, corporate bonds, debentures, notes, warrants, and put and call options on stocks, although normally it will invest at least 65% of its assets in common stocks. The lowest rated debt obligation in which the Portfolio will invest will be rated Baa or better by Moody's Investors Service, Inc. ("Moody's") or BBB or better by Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch"). Securities rated Baa or BBB have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated securities. Downgrades will be evaluated on a case by case basis by the Adviser. The Adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. The applicable ratings categories are described in Appendix A to the Statement of Additional Information.

         The Portfolio may invest in the securities of foreign issuers which are freely traded on United States securities exchanges or in the over-the-counter market in the form of depository receipts. Securities of a foreign issuer may present greater risks in the form of nationalization, confiscation, domestic marketability, or other national or international restrictions. As a matter of practice, the Portfolio will not invest in the securities of a foreign issuer if any such risk appears to the Adviser to be substantial. The Portfolio may not invest more than 5% of its total assets in securities of foreign issuers. For additional information on the risks of foreign securities, see "Risk Factors" below.

         In such proportions as, in the judgment of the Adviser, prevailing market conditions warrant, the Portfolio may, for temporary defensive purposes, invest in short-term money market instruments, securities issued and/or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements.

         RISK FACTORS

         MARKET RISK. The Portfolio invests primarily in equity securities. As with other mutual funds that invest primarily in equity securities, the Portfolio is subject to market risks. That is, the possibility exists that common stocks will decline over short or even extended periods of time and both the U.S. and certain foreign equity markets tend to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease.

         INTEREST RATE RISK. Generally, the market value of fixed income securities held by the Portfolio can be expected to vary inversely to changes in prevailing interest rates. During periods of declining interest rates, the market value of investment portfolios comprised primarily of fixed income securities will tend to increase, and during periods of rising interest rates, the market value will tend to decrease. Fixed income securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also offset the value of these investments. Fluctuations in the market value of fixed income securities subsequent to their acquisition will not offset cash income from such securities but will be reflected in the Portfolio's net asset value.

         RISKS ASSOCIATED WITH FOREIGN SECURITIES. Investments in securities of foreign issuers, whether made directly or indirectly, carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

         There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S.-based companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S.-based companies. There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than there is in the United States. In the event of a default by the issuer of a foreign security, it may be more difficult to obtain or enforce a judgment against such issuer than it would be against a domestic issuer. In addition, foreign banks and savings and loan associations and foreign branches of U.S. banks and savings and loan associations are subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks and savings and loan associations.

OTHER APPLICABLE POLICIES

         Investment methods described in this Prospectus are among those which the Portfolio has the power to utilize. Some may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular method, or technique carries no implication that it will be utilized or, if it is, that it be will successful.

         U.S. GOVERNMENT SECURITIES. Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns Shares of the Portfolio. The U.S. Government securities in which the Portfolio invests are either guaranteed or issued by the U.S. Government, its agencies, or instrumentalities. These securities include, but are not limited to, direct obligations of the U.S. Treasury such as U.S. Treasury bills, notes and bonds; notes, bonds, and discount notes issued or guaranteed by U.S. Government agencies and instrumentalities, supported by the full faith and credit of the United States; notes, bonds, and discount notes of U.S. Government agencies or instrumentalities which receive or have access to federal funding; and notes, bonds, and discount notes of other U.S. Government instrumentalities supported only by the credit of the instrumentalities.

         Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. Government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury; the discretionary authority of the U.S. Government to purchase certain obligations of an agency or instrumentality; or the credit of the agency or instrumentality.

         MONEY MARKET INSTRUMENTS. Under certain circumstances described above, the Portfolio may purchase "money market instruments," including commercial paper and bank obligations.

         Investment by the Portfolio in commercial paper will consist of issues that are rated at the time of purchase in highest rating category assigned by S&P, Moody's or Fitch or, if unrated, deemed to be of comparable quality by the Adviser at the time of purchase. Commercial paper may include variable and floating rate instruments. See "Other Applicable Policies -- Variable and Floating Rate Instruments" below.

         Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits of U.S. or foreign banks and savings and loan associations (collectively, "banks"), if the bank has capital, surplus and undivided profits at the time of purchase in excess of $100,000,000 or if the principal amount of the obligation is insured in full by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation. Although the Portfolio may invest in obligations of foreign banks or foreign branches of U.S. banks only when the Adviser determines that the instrument presents minimal credit risks, such investments nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks. Foreign banks and foreign branches of U.S. banks are subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of foreign banks or foreign branches of U.S. banks will not exceed 25% of the Portfolio's total assets at the time of purchase.

         VARIABLE AND FLOATING RATE INSTRUMENTS. The Portfolio may purchase rated or unrated variable and floating rate instruments. These instruments may include variable rate master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Unrated instruments purchased by the Portfolio will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be purchased. The absence of an active secondary market for a particular variable or floating rate instrument, however, could make it difficult for the Portfolio to dispose of an instrument if the issuer were to default on its payment obligation. The Portfolio could, for these or other reasons, suffer a loss with respect to such instruments.

         REPURCHASE AGREEMENTS. Under certain circumstances described above and subject to its investment objective and policies, the Portfolio may agree to purchase U.S. Government securities or other securities from financial institutions such as banks and broker-dealers, subject to the seller's agreement to repurchase them at a mutually agreed-upon date and price ("repurchase agreements"). The Portfolio will enter into repurchase agreements only with financial institutions such as banks and broker-dealers that the Adviser believes to be creditworthy. During the term of any repurchase agreement, the Adviser will continue to monitor the creditworthiness of the seller and will require the seller to maintain the value of the securities subject to the agreement at not less than 102% of the repurchase price (including accrued interest). Default by a seller could expose the Portfolio to possible loss because of adverse market action or possible delay in disposing of the underlying obligations. Because of the seller's repurchase obligations, the securities subject to repurchase agreements do not have maturity limitations. Although the Portfolio presently does not intend to enter into repurchase agreements providing for settlement in more than seven days, the Portfolio has the authority to do so subject to its limitation on the purchase of illiquid securities described below. Repurchase agreements are considered to be loans under the 1940 Act.

         REVERSE REPURCHASE AGREEMENTS. Subject to its investment policies and limitations, the Portfolio may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Portfolio would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase them at an agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price which the Portfolio is obligated to pay. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

         SECURITIES LENDING. To increase return or offset expenses, the Portfolio may, from time to time, lend portfolio securities on a short-term basis or a long-term basis, or both, to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash or marketable securities. The collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Portfolio. By lending its securities, the Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when marketable securities are used as collateral. In accordance with current Securities and Exchange Commission ("SEC") policies, the Portfolio is currently limiting its securities lending to one-third of its total assets. Loans are subject to termination by the Portfolio or the borrower at any time.

         PUT AND CALL OPTIONS. The Portfolio may purchase put options on portfolio securities. These options will be used as a hedge to attempt to protect securities which the Portfolio holds against decreases in value. The Portfolio may also write covered call options on all or any portion of its portfolio to generate income. The Portfolio may only write call options on securities either held in its portfolio, or which it has the right to obtain without payment of further consideration, or for which it has segregated cash or liquid securities in the amount of any additional consideration.

         The Portfolio may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Portfolio are not traded on an exchange. The Portfolio purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the Adviser.

         Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not. The Portfolio will not buy call options or write put options, other than to close out open option positions, without further notification to shareholders.

         When the Portfolio writes a call option, it risks not participating in any rise in the value of the underlying security. In addition, when the Portfolio purchases puts on financial futures contracts to protect against declines in prices of portfolio securities, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in its portfolio. This may cause the futures contract and its corresponding put to react differently than the portfolio securities to market changes. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In such an event, the Portfolio may lose the purchase price of the put option. Finally, it is not certain that a secondary market for options will exist at all times. Although the Adviser will consider liquidity before entering into option transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. The Portfolio's ability to establish and close out option positions depends on this secondary market.

         FUTURES AND OPTIONS ON FUTURES. The Portfolio may purchase and sell futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions. Futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

         Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

         The Portfolio may also write options and purchase put options on futures contracts as a hedge to attempt to protect its portfolio securities against decreases in value. When the Portfolio writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Portfolio is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

         The Portfolio may also write put options and purchase call options on futures contracts as a hedge against rising purchase prices of portfolio securities. The Portfolio will use these transactions to attempt to protect its ability to purchase portfolio securities in the future at price levels existing at the time it enters into the transactions. When the Portfolio writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised. As a purchaser of a call option on a futures contract, the Portfolio is entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option.

         The Portfolio may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Portfolio's existing futures positions and premiums paid for related options would exceed 5% of the market value of its total assets. When the Portfolio purchases futures contracts, an amount of cash and liquid securities, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contracts are unleveraged. When the Portfolio sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

         When the Portfolio uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in its portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Portfolio may lose money on the futures contract or option.

         It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Portfolio's ability to establish and close out futures and options positions depends on this secondary market.

         SECURITIES OF OTHER INVESTMENT COMPANIES. The Portfolio may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, which include, subject to certain exceptions, a prohibition on the Portfolio investing more than 10% of the value of its total assets in such securities. Investment companies in which the Portfolio may invest may impose distribution fees as well as other types of commissions or charges. Such charges will be payable by the Portfolio and, therefore, will be borne indirectly by its shareholders. The Portfolio will invest in securities issued by other investment companies primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio securities. See the Statement of Additional Information under "Investment Objective and Policies -- Securities of Other Investment Companies."

         WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Portfolio may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Portfolio purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Portfolio to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market value of the securities purchased may vary from the purchase prices.

         The Portfolio may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, the Portfolio may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Portfolio may realize short-term profits or losses upon the sale of such commitments.

         RESTRICTED AND ILLIQUID SECURITIES. The Portfolio may invest in restricted securities. Restricted securities are any securities in which the Portfolio may invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law. The Portfolio will limit investments in illiquid securities (including certain restricted securities not determined by the Fund's Board of Directors to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice) to no more than 15% of its net assets.

         The Portfolio may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Portfolio, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Portfolio believes that Section 4(2) commercial paper and certain other restricted securities, which meet the criteria for liquidity established by the Fund's Board of Directors, are quite liquid. Therefore, the Portfolio intends to treat these securities as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because these securities are liquid, the Portfolio will not subject such securities to the limitation otherwise applicable to restricted securities.

         PORTFOLIO TRANSACTIONS. All orders for transactions in securities or options on behalf of the Portfolio are placed by the Adviser with broker-dealers that it selects. To the extent permitted by the 1940 Act and guidelines adopted by the Fund's Board of Directors, the Portfolio may utilize the Distributor or one or more of its affiliates as a broker in connection with the purchase or sale of securities when the Adviser believes the charge for the transaction does not exceed the usual and customary broker's commission.


                             INVESTMENT LIMITATIONS

         The investment limitations set forth below are fundamental policies and may be changed only by a vote of a majority of the outstanding Shares of the Portfolio. Other investment limitations that also cannot be changed without a vote of shareholders are contained in the Statement of Additional Information under "Investment Objective and Policies."

         1. With respect to 75% of the value of its total assets, the Portfolio will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. The Portfolio will not acquire more than 10% of the outstanding voting securities of any one issuer.

         2. The Portfolio will not invest 25% or more of the value of its total assets in any one industry, provided, however, that the Portfolio may invest more than 25% of the value of its total assets in cash or certain money market instruments (including instruments issued by a U.S. branch of a domestic bank or savings and loan association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment), securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such securities.

         3. The Portfolio will not issue senior securities, except that the Portfolio may borrow money directly or indirectly through reverse repurchase agreements in amounts up to one-third the value of its total assets, including the amount borrowed, and except to the extent that the Portfolio may enter into futures contracts. The Portfolio will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of its portfolio by enabling the Portfolio to, for example, meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Portfolio will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

         4. The Portfolio will not lend any of its assets except portfolio securities in an amount up to one-third the value of its total assets. The Portfolio shall not be prevented from purchasing or holding U.S. Government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness or other debt securities, entering into repurchase agreements or engaging in other transactions where permitted by the Portfolio's investment objective, policies and limitations.

         Except with respect to the Portfolio's policy regarding the borrowing of money, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting solely from a change in the value of the Portfolio's securities will not constitute a violation of such limitation.


                                PRICING OF SHARES

         The Portfolio's net asset value per Share is determined by the Administrator as of the close of regular trading hours on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time) on each weekday with the exception of those holidays on which the Exchange or the Federal Reserve Bank of St. Louis are closed (a "Business Day"). Currently one or both of these institutions are closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day (observed).

         Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded on only over-the-counter markets are valued on the basis of market values when available. Securities for which there are no transactions are valued at the average of the current bid and asked prices. Other securities, including restricted and other securities for which market quotations are not readily available, and other assets are valued at fair value by the Adviser under the supervision of the Board of Directors. Investments in debt securities with remaining maturities of 60 days or less may be valued based upon the amortized cost method. For further information about valuation of investments, see "Net Asset Value" in the Statement of Additional Information.

         The public offering price for each class of Shares is based upon net asset value per Share plus, in the case of Investor A Shares, a front-end sales charge. A class will calculate its net asset value per Share by adding the value of the Portfolio's investments, cash and other assets attributable to the class, subtracting the Portfolio's liabilities attributable to that class, and then dividing the result by the total number of Shares in the class that are outstanding. Because the operating expenses of Investor B Shares are higher than those associated with the other classes of shares, the net asset value per Share of Investor B Shares of the Portfolio will generally be lower than the net asset value per Share of Trust, Institutional or Investor A Shares of the Portfolio.


                        HOW TO PURCHASE AND REDEEM SHARES

PURCHASE OF SHARES

         Investor A Shares of the Portfolio are sold subject to a front-end sales charge. Investor B Shares of the Portfolio are sold subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge." Before choosing between Investor A Shares or Investor B Shares of the Portfolio, investors should read "Characteristics of Investor A Shares and Investor B Shares" and "Factors to Consider When Selecting Investor A Shares or Investor B Shares" below.

         Investor A Shares and Investor B Shares are sold through broker-dealers or other organizations acting on behalf of their customers. Generally, investors purchase Investor A Shares or Investor B Shares through a broker-dealer organization which has a sales agreement with the Distributor or through an organization which has entered into a servicing agreement with the Fund with respect to Investor A Shares and/or Investor B Shares. The organization is responsible for transmitting purchase orders directly to the Fund. Investors purchasing Shares of the Portfolio must specify at the time of investment whether they are purchasing Investor A Shares or Investor B Shares.

         The minimum initial investment in the Portfolio is $1,000 and the minimum for each subsequent investment is $100, except for investments made through (a) the Automatic Investment Program, in which case the initial minimum and subsequent minimum investments are $50, (b) a sweep program available through an investor's financial institution, in which case there are no minimum investments, (c) a payroll deduction program, in which case there is no minimum initial investment and minimum subsequent investments are $25 per month, or (d) a wrap fee program, in which case there are no minimum investments. The minimum initial investment to participate in the Automatic

Exchange Program is $5,000. See "How to Purchase and Redeem Shares -- Exchange Privileges -- Automatic Exchange Program" below for additional requirements.

         Purchases may be effected on Business Days when the Adviser, Distributor and Mercantile (the Custodian) are open for business. The Fund reserves the right to reject any purchase order, including purchases made with foreign and third party drafts or checks. All orders for new IRAs or other retirement plan accounts placed through BISYS Fund Services Ohio, Inc. (the "Transfer Agent") must be accompanied by an account application. Account applications may be obtained from your investment representative or the Fund at 1-800-452-ARCH (2724).

         Organizations placing orders directly or on behalf of their customers should contact the Fund at 1-800-452-ARCH (2724). Investors may also call the Fund for information on how to purchase Shares.

         EFFECTIVE TIME OF PURCHASE. If purchase orders are received in good form and accepted by the Fund prior to 4:00 p.m. (Eastern time) on any Business Day, Shares will be priced according to the net asset value per Share next determined on that day after receipt of the order. Immediately available funds must be received by the Custodian prior to 4:00 p.m. within three Business Days following the receipt of such order. If funds are not received by such date, the order will be cancelled, and notice thereof will be given to the person or organization placing the order.

         In the case of an order for the purchase of Shares placed through a broker-dealer, it is the responsibility of the broker-dealer to promptly transmit the order to the Distributor. If the broker-dealer fails to do so, the investor's right to that day's closing price must be settled between the investor and the broker-dealer. Payment for orders which are not received or accepted will be returned after prompt inquiry to the transmitting organization.

         PURCHASES BY MAIL. To purchase Shares of the Portfolio by mail, complete an account application and send it to the Fund along with a check (or other negotiable bank draft or money order) in at least the minimum initial purchase amount, made payable to the Portfolio. Investors purchasing Shares by mail must indicate whether they wish to buy Investor A Shares or Investor B Shares. Subsequent purchases of Shares of the Portfolio may be made at any time in at least the minimum subsequent purchase amount by mailing a check payable to the Portfolio.

         All shareholders of record will receive confirmations of Share purchases, exchanges, and redemptions in the mail. If

Shares are held in the name of an organization, such organization is responsible for transmitting purchase, exchange and redemption orders to the Fund on a timely basis, recording all purchase, exchange and redemption transactions, and providing regular account statements which confirm such transactions to beneficial owners (or arranging for such services).

AUTOMATIC INVESTMENT PROGRAM (AIP)

         Shareholders may open an account or add to their investment on a monthly basis in a minimum amount of $50, on the 20th day (or the next Business Day after the 20th) of each month. Under the AIP, funds may be automatically withdrawn from the shareholder's checking account (as long as the shareholder's bank is a member of the Automated Clearing House). Such funds are invested in Investor A or Investor B Shares, as appropriate, at the net asset value plus any applicable front-end sales charge next determined on the day an order is effected by the Transfer Agent. An investor may apply for participation in the AIP through the organization servicing his or her Fund account and by completing the supplementary AIP authorization form. The AIP may be modified or terminated by a shareholder on 30 days' written notice to his or her investment representative or to the Fund, or by the Fund at any time.

         The AIP is one means by which investors may use "Dollar Cost Averaging" in making investments. Dollar Cost Averaging can be useful in investing in portfolios such as the Portfolio whose price per Share fluctuates. Instead of trying to time market performance, a fixed dollar amount is invested in Portfolio Shares at predetermined intervals. This may help investors to reduce their average cost per Share because the agreed upon fixed investment amount allows more Shares to be purchased during periods of lower Share prices and fewer Shares during periods of higher prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that Shares bought using Dollar Cost Averaging are made without regard to their price on the day of investment or to market trends. In addition, while investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an investor ultimately redeems his or her Shares at a price which is lower than their purchase price.

APPLICABLE SALES CHARGES - INVESTOR A SHARES

         The public offering price for Investor A Shares of the Portfolio is the sum of the net asset value of the Shares being purchased plus any applicable sales charge. No sales charge is assessed on the reinvestment of dividends and capital gain distributions. The sales charge is assessed as follows:

                                             AS A %      AS A %       DEALERS'
                                              OF          OF        REALLOWANCE
                                           OFFERING    NET ASSET     AS A % OF
                                             PRICE       VALUE       OFFERING
AMOUNT OF TRANSACTION                      PER SHARE   PER SHARE       PRICE
---------------------                      ---------   ---------    -----------
Less than $50,000........................    4.50%       4.71%         4.00%
$50,000 but less than $100,000...........    3.50        3.63          3.00
$100,000 but less than $250,000..........    2.50        2.56          2.00
$250,000 but less than $500,000..........    1.50        1.52          1.00
$500,000 but less than $1,000,000........    1.00        1.01           .50
$1,000,000 and over......................     .50         .50           .40

The Distributor will pay the appropriate Dealers' Reallowance to broker-dealer organizations which have entered into an agreement with the Distributor. The Dealers' Reallowance may be changed from time to time. Upon notice to the Fund's shareholders, the Distributor, at its sole discretion, may reallow up to the full applicable sales charge as shown on the above schedule during periods specified in such notice. Dealers who receive 90% or more of a sales load may be deemed to be "underwriters" under the Securities Act of 1933, as amended.

         No sales charge is assessed on purchases of Investor A Shares of the Portfolio by: (a) directors and officers of the Fund and the immediate family members of such individuals; (b) directors, current and retired employees and participants in employee benefit/retirement plans (future and current annuitants) of Mercantile Bancorporation Inc. or any of its affiliates or the Distributor or its affiliates and the immediate family members of such individuals; (c) brokers, dealers, and agents who have a sales agreement with the Distributor, and their employees (and the immediate family members of such individuals); (d) customers who purchase pursuant to a wrap fee program offered by any broker-dealer or other financial institution or financial planning organization; (e) individuals who purchase Investor A Shares with the proceeds of Trust Shares or Institutional Shares redeemed in connection with a rollover of benefits paid by a qualified retirement or employee benefit plan or distribution on behalf of any other qualified account administered by Mercantile or its affiliates or correspondent banks, within 60 days of receipt of such payment; (f) investors who purchase Investor A Shares through a payroll deduction program; (g) employees of any sub-adviser to the Fund; (h) former holders of Southwestern Bell Visa cards that had been issued by Mercantile Bank of Illinois, N.A. and who participated in the Automatic Investment Program (credit cards may not be used for the purchase of Fund Shares); (i) investors exchanging Trust Shares of a Portfolio received from the distribution of assets held in a qualified trust, agency or custodian account with the trust department of Mercantile or any of its affiliated or correspondent banks; or (j) other investment companies distributed by the Distributor or its affiliates. Investors who believe that they may qualify under any of the exemptions listed above should contact the Fund at 1-800-452-ARCH
(2724) prior to making a purchase.

REDUCED SALES CHARGES - INVESTOR A SHARES

         The sales charge on purchases of Investor A Shares of the Portfolio may be reduced through:

         -        rights of accumulation
         -        quantity discounts
         -        letter of intent
         -        reinvestment privilege

To qualify for a reduced sales load, an investor must so notify his or her investment representative, who in turn will notify the Distributor at the time of purchase.

         RIGHTS OF ACCUMULATION - INVESTOR A SHARES. An investor who has previously purchased Investor A Shares of the Portfolio and has paid a sales charge ("load") may be eligible for reduced sales charges when purchasing additional Investor A Shares of the Portfolio or any other portfolio of the Fund sold with a sales charge. An investor's aggregate investment in Shares of such load portfolios is the total value (based on the higher of current net asset value or the public offering price originally paid) of: (a) current purchases, and (b) Shares that are already beneficially owned by the investor on which a sales charge has already been paid. If, for example, an investor beneficially owns Investor A Shares of the Portfolio having an aggregate current value of $240,000 and subsequently purchases additional Investor A Shares of another portfolio with a maximum 4.50% sales load having a current value of $10,000, the sales charge applicable to the subsequent purchase would be reduced to 1.50% of the offering price.

         QUANTITY DISCOUNTS - INVESTOR A SHARES. As shown in the table under "Applicable Sales Charges - Investor A Shares," larger purchases reduce the sales charge paid. The Fund will combine purchases made in the Portfolio on the same day by the investor and immediate family members when calculating the applicable sales charge.

         LETTER OF INTENT - INVESTOR A SHARES. By checking the Letter of Intent box on the account application, a shareholder becomes eligible for reduced sales charges applicable to the total amount invested in Investor A Shares in the Portfolio over a 13-month period (beginning up to 90 days prior to the date indicated on the account application). The Transfer Agent will hold in escrow 5% of the amount indicated for payment of a higher sales load if a shareholder does not purchase the full amount indicated on the account application. Upon completion of the total minimum investment specified on the account application, the escrow will be released, and an adjustment will be made to reflect any reduced sales charge applicable to Shares purchased during the 90-day period prior to submission of the account application. Additionally, if total purchases within the 13-month period exceed the amount specified, an adjustment will be made to reflect further reduced sales charges applicable to such purchases. All such adjustments will be made at the conclusion of the 13-month period and in the form of additional Shares credited to the shareholder's account at the then current public offering price applicable to a single purchase of the total amount of the total purchases. If total purchases are less than the amount specified, escrowed Shares may be involuntarily redeemed to pay the additional sales charge. Checking a Letter of Intent box does not bind an investor to purchase, or the Fund to sell, the full amount indicated at the sales load in effect at the time of signing, but an investor must complete the intended purchase to obtain the reduced sales load.

         REINVESTMENT PRIVILEGE - INVESTOR A SHARES. Upon redemption of Investor A Shares on which a sales charge was paid, a shareholder has a one-time right, to be exercised within 60 days, to reinvest the redemption proceeds at the next determined net asset value without paying any additional sales charge. The shareholder must notify his or her investment representative or the Distributor in writing of the reinvestment and provide a receipt or other evidence of the redemption in order to eliminate a sales charge.

         MISCELLANEOUS - INVESTOR A SHARES. Reduced sales charges may be modified or terminated at any time and are subject to confirmation of an investor's holdings. For more information about reduced sales charges, an investor should contact his or her investment representative or the Distributor.

APPLICABLE SALES CHARGES - INVESTOR B SHARES

         Investor B Shares of the Portfolio are sold at their net asset value next determined after a purchase order is received in good form by the Fund's Distributor. Although investors pay no front-end sales charge on purchases of Investor B Shares, such Shares are subject to a deferred sales charge at the rates set forth in the chart below if they are redeemed within six years of purchase. Service Organizations will receive commissions from the Distributor in connection with sales of Investor B Shares. These commissions may be different than the reallowances or placement fees, if any, paid to dealers in connection with sales of Investor A Shares.

         The deferred sales charge on Investor B Shares is based on the lesser of the net asset value of the Shares on the redemption date or the original cost of the Shares being redeemed. As a result, no sales charge is charged on any increase in the principal value of an investor's Shares. In addition, a contingent deferred sales charge will not be assessed on Investor B Shares purchased through reinvestment of dividends or capital gains distributions.

     The amount of any contingent deferred sales charge an investor must pay on Investor B Shares depends on the number of years that elapse between the purchase date and the date such Investor B Shares are redeemed. Solely for purposes of determining the number of years from the time of payment for an investor's Share purchase, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

                                                                   CONTINGENT DEFERRED
                                                                   SALES CHARGE (AS A
  NUMBER OF YEARS                                               PERCENTAGE OF DOLLAR AMOUNT
ELAPSED SINCE PURCHASE                                             SUBJECT TO THE CHARGE)
One or less                                                                 5.0%

More than one, but less
  than two                                                                  4.0%

Two, but less than three                                                    3.0%

Three, but less than four                                                   3.0%

Four, but less than five                                                    2.0%

Five, and up to and
  including six                                                             1.0%

After six years                                                             None

     When an investor redeems his or her Investor B Shares, the redemption order is processed to minimize the amount of the contingent deferred sales charge that will be charged. Investor B Shares are redeemed first from those Investor B Shares that are not subject to the deferred sales load (i.e., Investor B Shares that were acquired through reinvestment of dividends or capital gain distributions) and after that from the Investor B Shares that have been held the longest.

     For example, assume an investor purchased 100 Investor B Shares at $10 a Share (for a total cost of $1,000), three years later the Shares have a net asset value of $12 per Share and during that time the investor acquired 10 additional Shares through dividend reinvestment. If the investor then makes one redemption of 50 Shares (resulting in proceeds of $600, 50 Shares x $12 per share), the first 10 Shares redeemed will not be subject to the contingent deferred sales charge because they were acquired through reinvestment of dividends. With respect to the remaining 40 Shares redeemed, the contingent deferred sales charge is charged at $10 per Share (because the original purchase price of $10 per Share is lower than the current net asset value of $12 per share). Therefore, only $400 of the $600 such investor received from selling his or her Shares will be subject to the contingent deferred sales charge, at a rate of 3.0% (the applicable rate in the third year after purchase). The proceeds from the contingent deferred sales charge that the investor may pay upon redemption go to the Distributor, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Investor B Shares. The contingent deferred sales charge, along with ongoing distribution fees paid with respect to Investor B Shares, enables those Shares to be purchased without the imposition of a front-end sales charge.

     EXEMPTIONS FROM THE CONTINGENT DEFERRED SALES CHARGE. The following types of redemptions qualify for an exemption from the contingent deferred sales charge: (i) exchanges described under "Exchange Privileges" below; (ii) redemptions in connection with required (or, in some cases, discretionary) distributions to participants or beneficiaries of an employee pension, profit-sharing or other trust or qualified retirement or Keogh plan, individual retirement account or custodial account maintained pursuant to Section 403(b)(7) of the Internal Revenue Code due to death, disability or the attainment of a specified age; (iii) redemptions effected pursuant to a Portfolio's right to liquidate a shareholder's account if the aggregate net asset value of Shares held in the account is less than the minimum account size; (iv) redemptions in connection with the death or disability of a shareholder; or (v) redemptions resulting from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Internal Revenue Code.

CHARACTERISTICS OF INVESTOR A SHARES AND INVESTOR B SHARES

     The primary difference between Investor A Shares and Investor B Shares lies in their sales charge structures and distribution arrangements. An investor should understand that the purpose and function of the sales charge structures and distribution arrangements for both Investor A Shares and Investor B Shares are the same.

     Investor A Shares are sold at their net asset value plus a front-end sales charge of up to 4.50%. This front-end sales charge may be reduced or waived in some cases. See "Applicable Sales Charges - Investor A Shares." Investor A Shares are subject to ongoing distribution and service fees at an annual rate of up to 0.30% of the Portfolio's average daily net assets attributable to its Investor A Shares.

     Investor B Shares are sold at net asset value without an initial sales charge. Normally, however, a deferred sales charge is paid if the Shares are redeemed within six years of investment. See "Applicable Sales Charges - Investor B Shares."

Investor B Shares are subject to ongoing distribution and service fees at an annual rate of up to 1.00% of the Portfolio's average daily net assets attributable to its Investor B Shares. These ongoing fees, which are higher than those charged on Investor A Shares, will cause Investor B Shares to have a higher expense ratio and pay lower dividends than Investor A Shares.

     Eight years after purchase, Investor B Shares will convert automatically to Investor A Shares. The purpose of the conversion is to relieve a holder of Investor B Shares of the higher ongoing expenses charged to those Shares, after enough time has passed to allow the Distributor to recover approximately the amount it would have received if a front-end sales charge had been charged. The conversion from Investor B Shares to Investor A Shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Investor A Shares as he or she had of Investor B Shares. The conversion occurs eight years after the beginning of the calendar month in which the Shares are purchased. As a result of the conversion, the converted Shares are relieved of the distribution and service fees borne by Investor B Shares, although they are subject to the distribution and service fees borne by Investor A Shares.

     Investor B Shares acquired through a reinvestment of dividends or distributions are also converted at the earlier of two dates - eight years after the beginning of the calendar month in which the reinvestment occurred or the date of conversion of the most recently purchased Investor B Shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Investor B Shares of the Portfolio, and subsequently acquires additional Investor B Shares of the Portfolio only through reinvestment of dividends and/or distributions, all of such investor's Investor B Shares in the Portfolio, including those acquired through reinvestment, will convert to Investor A Shares of the Portfolio on the same date.

FACTORS TO CONSIDER WHEN SELECTING INVESTOR A SHARES OR INVESTOR B SHARES

     Before purchasing Shares of the Portfolio, investors should consider whether, during the anticipated life of their investment in the Portfolio, the accumulated distribution fees and potential contingent deferred sales charges on Investor B Shares prior to conversion would be less than the initial sales charge and accumulated distribution fees on Investor A Shares purchased at the same time, and to what extent such differential would be offset by the higher yield of Investor A Shares. In this regard, to the extent that the sales charge for Investor A Shares is waived or reduced by one of the methods described above, investments in Investor A Shares become more desirable. The Fund


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will refuse all purchase orders for Investor B Shares of over $100,000.

     Although Investor A Shares are subject to a distribution and service fee, they are not subject to the higher distribution and service fee applicable to Investor B Shares. For this reason, Investor A Shares can be expected to pay correspondingly higher dividends per Share. However, because initial sales charges are deducted at the time of purchase, purchasers of Investor A Shares that do not qualify for waivers of or reductions in the initial sales charge would have less of their purchase price initially invested in the Portfolio than purchasers of Investor B Shares of the Portfolio.

     As described above, purchasers of Investor B Shares will have more of their initial purchase price invested. Any positive investment return on this additional invested amount would partially or wholly offset the expected higher annual expenses borne by Investor B Shares. Because the Portfolio's future returns cannot be predicted, there can be no assurance that this will be the case. Holders of Investor B Shares would, however, own Shares that are subject to higher annual expenses and, for a six-year period, such Shares would be subject to a contingent deferred sales charge of up to 5.00% upon redemption, depending upon the year of redemption. Investors expecting to redeem during this six-year period should compare the cost of the contingent deferred sales charge plus the aggregate annual Investor B Shares' distribution and service fees to the cost of the initial sales charge and distribution and service fees on the Investor A Shares. Over time, the expense of the annual distribution and service fees on the Investor B Shares may equal or exceed the initial sales charge, if any, and annual distribution and service fees applicable to Investor A Shares. For example, if net asset value remains constant, the aggregate distribution and service fees with respect to Investor B Shares of the Portfolio would equal or exceed the initial sales charge and aggregate distribution fees of Investor A Shares of the Portfolio approximately eight years after the purchase. In order to reduce such fees of investors that hold Investor B Shares for more than eight years, Investor B Shares will be automatically converted to Investor A Shares as described above at the end of such eight-year period.

EXCHANGE PRIVILEGES

     The exchange privilege enables shareholders to exchange (i) Investor A Shares of the Portfolio for Investor A Shares of another portfolio offered by the Fund or, under certain circumstances described below, for Trust Shares or Institutional Shares of the Portfolio, and (ii) Investor B Shares of the Portfolio for Investor B Shares of another portfolio offered by the Fund. The exchange privilege may be exercised only in those

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states where the class of shares of such other portfolios may be legally sold.

     EXCHANGES - INVESTOR A SHARES. Shareholders who have purchased Investor A Shares of the Portfolio and who have paid any applicable sales charge ("load") (including Shares acquired through reinvestment of dividends or distributions on such Shares) may exchange those Shares for Investor A Shares of another portfolio offered by the Fund without paying an additional sales load.

     In addition, shareholders who have a qualified trust, agency or custodian account with the trust department of Mercantile or any of its affiliated or correspondent banks, and whose Shares are to be held in that account, may also exchange Investor A Shares of the Portfolio for Trust Shares or Institutional Shares in the Portfolio.

     EXCHANGES - INVESTOR B SHARES. Shareholders who have purchased Investor B Shares of the Portfolio (including Shares acquired through reinvestment of dividends or distributions on such Shares) may exchange those Shares for Investor B Shares of another portfolio offered by the Fund without the payment of any contingent deferred sales charge at the time the exchange is made. In determining the holding period for calculating the contingent deferred sales charge payable on redemptions of Investor B Shares, the holding period of the Investor B Shares originally held will be added to the holding period of the Investor B Shares acquired through the exchange. No exchange fee is imposed by the Fund.

     OTHER INFORMATION CONCERNING EXCHANGES. The Shares exchanged must have a current value at least equal to the minimum initial or subsequent investment required by the particular portfolio into which the exchange is being made. The Fund reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time upon 60 days' written notice to shareholders. An investor may telephone an exchange request by calling his or her investment representative, which is responsible for transmitting such exchange request to the Fund. See "Other Exchange or Redemption Information" below. Investors who want to telephone an exchange request directly to the Fund, and, have elected this privilege on the account application may follow the procedures described below under "Redemption by Telephone." An investor should consult his or her investment representative or the Fund for further information regarding procedures for exchanging Shares.

     In addition to the Growth Equity Portfolio described in this Prospectus, the Fund currently offers Investor A Shares and/or Investor B Shares in the following portfolios:

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          The ARCH Treasury Money Market Portfolio*
          The ARCH Money Market Portfolio
          The ARCH Tax-Exempt Money Market Portfolio*
          The ARCH U.S. Government Securities Portfolio
          The ARCH Intermediate Corporate Bond Portfolio
          The ARCH Bond Index Portfolio*
          The ARCH Government & Corporate Bond Portfolio
          The ARCH Short-Intermediate Municipal Portfolio
          The ARCH Missouri Tax-Exempt Bond Portfolio
          The ARCH National Municipal Bond Portfolio
          The ARCH Equity Income Portfolio
          The ARCH Equity Index Portfolio*
          The ARCH Growth & Income Equity Portfolio
          The ARCH Small Cap Equity Portfolio
          The ARCH Small Cap Equity Index Portfolio*
          The ARCH International Equity Portfolio
          The ARCH Balanced Portfolio

----------

*  Does not offer Investor B Shares.

     For more information concerning these portfolios, please call 1-800-452-ARCH (2724). Shareholders exercising the exchange privilege with any of the other portfolios in the Fund should request and review the portfolio's prospectus carefully prior to making an exchange.

     AUTOMATIC EXCHANGE PROGRAM. The Automatic Exchange Program enables shareholders to make regular, automatic withdrawals from an Investor A Share or Investor B Share account in the Portfolio and use those proceeds to benefit from Dollar Cost Averaging by automatically making purchases of the same class of Shares in another portfolio offered by the Fund. With shareholder authorization, the Fund's Transfer Agent will withdraw the amount specified (subject to the applicable minimums) from the shareholder's account and will automatically invest that amount in Shares of the Portfolio designated by the shareholder on the date of such deduction.

     In order to participate in the Automatic Exchange Program, shareholders must make a minimum initial purchase of $5,000 and maintain a minimum account balance of $1,000. Additionally, shareholders must complete the supplementary authorization form which may be obtained from their investment representatives or the Distributor. To change instructions with respect to the Automatic Exchange Program or to discontinue this feature, shareholders must send a written request to their investment representative or to the Fund. The Automatic Exchange Program may be amended or terminated without notice at any time by the Distributor.

REDEMPTION OF SHARES

     Redemption orders should be placed with or through the same broker-dealer organization that placed the original purchase order. Redemption orders are effected at the Portfolio's net asset value per Share next determined after receipt of the order by the Fund. Proceeds from the redemptions of Investor B Shares will be reduced by the amount of any applicable contingent deferred sales charge. The organization through which the investor placed the order is responsible for transmitting redemption orders to the Fund on a timely basis. No charge for sending redemption payments electronically is currently imposed by the Fund, although a charge may be imposed in the future. The Fund reserves the right to send redemption proceeds electronically within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Portfolio.

REDEMPTION BY MAIL

     A written redemption request must be accompanied by any Share certificates which are properly endorsed for transfer. The Transfer Agent may require a signature guarantee by an eligible guarantor institution. For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. The signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption check is payable to the shareholder(s) of record and (2) the redemption check is mailed to the shareholder(s) at the address of record or the proceeds are either mailed or sent electronically to a commercial bank account previously designated on the account application. An investor with questions or needing assistance should contact his or her investment representative or the Fund. Additional documentation may be required if the redemption is requested by a corporation, partnership, trust, fiduciary, executor, or administrator.

REDEMPTION BY TELEPHONE

     Shares may be redeemed by telephone if the shareholder selected that option on the account application. The shareholder may have the proceeds mailed to his or her address or mailed or sent electronically to a bank account previously designated on the account application. It is not necessary for shareholders to confirm telephone redemption requests in writing. If a shareholder did not originally select the telephone redemption privilege, the shareholder must provide written instructions to the Transfer Agent to add this feature. Neither the Fund nor its service contractors will be liable for any loss, damage, expense or cost arising out of any telephone redemption effected in accordance with the Fund's telephone redemption procedures, acting upon instructions reasonably believed to be genuine. The Fund will employ procedures designed to provide reasonable assurance that instructions by telephone are genuine; if these procedures are not followed, the Fund or its service contractors may be liable for any losses due to unauthorized or fraudulent instructions. If Share certificates are outstanding with respect to an account, the telephone redemption and telephone exchange privilege is not available. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, investors are encouraged to follow the procedures described in "Other Exchange or Redemption Information" below.

     Proceeds from redemptions of Investor A Shares and/or Investor B Shares with respect to redemption orders received by the Fund before 4:00 p.m. (Eastern time) on a Business Day normally are sent electronically or mailed by check to the organization that placed the redemption order within three Business Days after the Distributor's receipt of the order in good form.

AUTOMATIC WITHDRAWAL PLAN (AWP)

     An Automatic Withdrawal Plan may be established by a new or existing shareholder of the Portfolio if the value of his or her account (valued at the net asset value at the time of the establishment of the AWP) equals $10,000 or more. Shareholders who elect to establish an AWP may receive a monthly, quarterly, semi-annual, or annual check in a stated amount of not less than $50 on or about the 25th day of the applicable month of withdrawal. Periodic payments will be reduced by any applicable contingent deferred sales charge. Portfolio Shares will be redeemed as necessary to meet withdrawal payments. Withdrawals may reduce principal and eventually deplete the shareholder's account. The maintenance of an AWP may be disadvantageous for holders of Investor B Shares due to the effect of the contingent deferred sales charge. A shareholder who desires to establish an AWP after opening an account should complete the AWP form in the back of the Prospectus or contact his or her investment representative or the Distributor for an AWP application. A signature guarantee will be required. An AWP may be terminated by a shareholder on 30 days' written notice to his or her investment representative or to the Fund or by the Fund at any time.

PURCHASE OF INVESTOR A SHARES AT NET ASSET VALUE

     From time to time the Distributor may offer special concessions to enable investors to purchase Investor A Shares of the Portfolio at net asset value without payment of a front-end sales charge. To qualify for a net asset value purchase, the investor must pay for such purchase with the proceeds from the redemption of shares of a non-affiliated mutual fund on which a front-end sales charge was paid. A qualifying purchase of Investor A Shares must occur within 30 days of the prior redemption and must be evidenced by a confirmation of the redemption transaction. At the time of purchase, the investment representative must notify the Distributor that the purchase qualifies for a purchase at net asset value. Proceeds from the redemption of Shares on which no front-end sales charge was paid do not qualify for a purchase at net asset value.

OTHER EXCHANGE OR REDEMPTION INFORMATION

     WHEN REDEEMING SHARES IN THE PORTFOLIO, SHAREHOLDERS SHOULD INDICATE WHETHER THEY ARE REDEEMING INVESTOR A SHARES OR INVESTOR B SHARES. In the event a redeeming shareholder owns both Investor A Shares and Investor B Shares in the Portfolio, the Investor A Shares will be redeemed first unless the shareholder indicates otherwise.

     During periods of substantial economic or market change or activity, telephone redemptions or exchanges may be difficult to complete. In such event, Shares may be redeemed or exchanged by mailing the request directly to the organization through which the original Shares were purchased or directly to the Fund at P.O. Box 78069, St. Louis, Missouri 63178.

     At various times, the Fund may be requested to redeem Shares for which it has not yet received good payment. In such circumstances, the Fund may delay the forwarding of proceeds until payment has been collected for the purchase of such Shares which may take up to 15 days or more. To avoid delay in payment upon redemption shortly after purchasing Shares, investors should purchase Shares by certified or bank check or by electronic transfer. The Fund intends to pay cash for all Shares redeemed, but under abnormal conditions which make payment in cash unwise, the Fund may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

     A shareholder may be required to redeem Shares in the Portfolio upon 60 days' written notice if the balance in the shareholder's account drops below $500. The Fund will not require a shareholder to redeem Portfolio Shares if the value of the shareholder's account drops below $500 due to fluctuations in net asset value. Share balances may also be redeemed pursuant to arrangements between broker-dealer organizations and their investors.


                            YIELDS AND TOTAL RETURNS

     Yield and total return quotations are computed separately for Trust Shares, Institutional Shares, Investor A Shares and Investor B Shares of the Portfolio. YIELD AND TOTAL RETURN FIGURES WILL FLUCTUATE, ARE BASED ON HISTORICAL EARNINGS, AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The methods used to compute the Portfolio's yields and total returns are described below and in the Statement of Additional Information.

     From time to time, performance information such as total return and yield data for the Portfolio's Investor A Shares and Investor B Shares may be quoted in advertisements, sales literature or in communications to shareholders. The yield is computed based on the net income of a particular class of Shares in the Portfolio during a 30-day (or one-month) period identified in connection with the particular yield quotation. More specifically, the yield is computed by dividing the Portfolio's net income per Share during a 30-day (or one-month) period by the maximum public offering price per Share on the last day of the period and annualizing the result.

     The Portfolio's total return may be calculated on an average annual total return basis, and may also be calculated on an aggregate total return basis, for various periods. Average annual total returns with respect to a particular class of Shares reflect the average annual percentage change in value of an investment in such Shares over the particular measuring period. Aggregate total returns reflect the cumulative percentage change in value over the measuring period. Both methods of calculating total returns assume that dividends and capital gain distributions made by the Portfolio during the period are reinvested in the same class of Shares of the Portfolio and that the maximum sales load in effect during the period has been charged by the Portfolio. The Portfolio's total return figures may also be calculated without the deduction of the maximum sales charge in effect during the period. The effect of not deducting the sales charge will be to increase the total return reflected. When considering average annual total return figures for periods longer than one year, it is important to note that the Portfolio's annual total return for any one year in the period might have been more or less than the average for the entire period.

     Performance data of the Portfolio's Investor A Shares and Investor B Shares may be compared to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and data such as that provided by S&P, Lehman Brothers, Inc. or any of its affiliates, Ibbotson Associates, Inc., Lipper Analytical Services, Inc. and Mutual Fund Forecaster. References may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Institutional Investor, Pensions and Investments, U.S.A. Today, Fortune, CDA/Wiesenberger, Morningstar, Inc. and publications of a local or regional nature. In addition to performance information, general information about the Portfolio that appears in a publication such as those mentioned above may be included in advertisements and in reports to Shareholders.

     Performance quotations of a class of Shares in the Portfolio represent the Portfolio's past performance and should not be considered as representative of future results. Any account fees charged by an investment representative will not be included in the calculations of the Portfolio's yields and total returns. Such fees, if any, will reduce the investor's net return on an investment in the Portfolio. Investors may call 1-800-452-ARCH (2724) to obtain current yield and total return information.


                           DIVIDENDS AND DISTRIBUTIONS

     Dividends from net investment income of the Portfolio are declared and paid monthly as a dividend to shareholders of record. Dividends on each Share of the Portfolio are determined in the same manner and are paid in the same amounts, irrespective of class, except that the Portfolio's Trust Shares and Institutional Shares bear all expenses of the respective Administrative Services Plans adopted for such Shares and the Portfolio's Investor A Shares and Investor B Shares bear all expenses of the respective Distribution and Services Plans adopted for such Shares. In addition, the Portfolio's Institutional Shares bear the expense of certain sub-transfer agency fees. See "Management of the Fund" and "Other Information Concerning the Fund and Its Shares" below.

     Net realized capital gains of the Portfolio, if any, are distributed at least annually. All dividends and distributions paid on the Portfolio's Shares are automatically reinvested (without a sales load) in additional Shares of the same class unless the investor has (i) otherwise indicated in the account application, or (ii) redeemed all the Shares held in the Portfolio, in which case a distribution will be paid in cash. Reinvested dividends and distributions will be taxed in the same manner as those paid in cash.

                                      TAXES

FEDERAL TAXES

     Management of the Fund believes that the Predecessor Portfolio qualified as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") for the taxable year ended September 30, 1996. It is intended that the Portfolio will qualify as a regulated investment company as long as such qualification is in the best interests of shareholders. A regulated investment company generally is exempt from federal income tax on amounts distributed to shareholders.

     Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that the Portfolio distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its exempt-interest income (if any) net of certain deductions for such year. In general, the Portfolio's investment company taxable income will be its taxable income, including dividends, interest and short-term capital gains (the excess of net short-term capital gain over net long-term capital loss), subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. It is the policy of the Portfolio to distribute as dividends substantially all of its investment company taxable income and any net tax-exempt interest income each year. Such dividends will be taxable as ordinary income to the Portfolio's shareholders who are not currently exempt from federal income taxes, whether such income is received in cash or reinvested in additional Shares. (Federal income taxes for distributions to an IRA are deferred under the Code.) In the case of the Portfolio, such dividends will qualify for the dividends received deduction for corporations to the extent of the total qualifying dividends received by the Portfolio from domestic corporations for the taxable year.

     Substantially all of the Portfolio's net realized long-term capital gains, if any, will be distributed at least annually to its shareholders. The Portfolio will generally have no tax liability with respect to such gains and the distributions will be taxable to shareholders who are not currently exempt from federal income taxes as long-term capital gains, regardless of how long the shareholders have held the Shares and whether such dividends are received in cash or reinvested in additional Shares.

     An investor considering purchasing Shares of the Portfolio on or just before the record date of any dividend or capital gains distribution should be aware that the amount of the forthcoming distribution, although in effect a return of capital, will be taxable.

     Dividends declared by the Portfolio in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by the shareholders and paid by the Portfolio on December 31 of such year in the event such dividends are actually paid during January of the following year.

     The Portfolio may be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross sale proceeds paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

     A taxable gain or loss may be realized by an investor upon redemption, transfer or exchange of Shares, depending upon the cost of such Shares when purchased and their price at the time of redemption, transfer or exchange. If an investor holds Shares for six months or less and during that time receives an exempt-interest dividend on those Shares, any loss realized on the sale or exchange of those Shares will be disallowed to the extent of the exempt-interest dividend.

STATE AND LOCAL TAXES

     The application of state and local taxes may have different consequences from those of the federal income tax law described above. In particular, shareholders should note that dividends paid by the Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of such dividends may be derived from interest on obligations that, if realized directly, would be exempt from such income taxes.

MISCELLANEOUS

     The foregoing summarizes some of the important federal and state tax considerations generally affecting the Portfolio and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Portfolio should consult their tax advisers with specific reference to their own tax situation. Shareholders will be advised at least annually as to the federal income tax consequences of distributions made each year.


                             MANAGEMENT OF THE FUND

     The Fund is managed under the direction of its Board of Directors. The Statement of Additional Information contains the names of and general background information concerning each director.

INVESTMENT ADVISER

     Mississippi Valley Advisors Inc. ("MVA") serves as the investment adviser to the Portfolio. MVA's principal office is located at One Mercantile Center, Seventh & Washington Streets, St. Louis, Missouri 63101. MVA is a wholly-owned subsidiary of Mercantile. As of December 31, 1996, MVA had approximately $7.9 billion in assets under investment management, including the assets of the Fund, which were approximately $2.5 billion. MVA also serves as investment adviser to each of the Fund's other portfolios.

     Subject to the general supervision of the Fund's Board of Directors and in accordance with the Fund's investment policies, MVA manages the Portfolio, makes investment decisions with respect to and places orders for all purchases and sales of the Portfolios securities and other investments, and directs the maintenance of the Portfolio's records relating to such purchases and sales.

     For the services provided and expenses assumed pursuant to the investment advisory agreement, MVA is entitled to receive fees, computed daily and payable monthly, at the annual rate of .75% of the average daily net assets of the Portfolio.

     MVA may from time to time voluntarily reduce all or a portion of its advisory fee to increase the net income of the Portfolio available for distributions as dividends. The voluntary fee reduction will cause the return of the Portfolio to be higher than it would otherwise be in the absence of such reduction.

     The Predecessor Portfolio bore advisory fees during the fiscal year ended September 30, 1996 pursuant to the investment advisory agreement then in effect with Mark Twain Bank, its former adviser, at the effective annual rate of .75% of its average daily net assets after fee waivers. Without fee waivers, the Predecessor Portfolio would have borne advisory fees at the annual rate of .75% of its average daily net assets.

     Carl C. Enloe is the person primarily responsible for the day-to-day management of the Portfolio. Mr. Enloe, who joined MVA as a Senior Associate in April 1997, served as head of investments at Mark Twain Bank since 1987. He managed the Predecessor Portfolio since its inception.

ADMINISTRATOR

     BISYS Fund Services Ohio, Inc., located at 3435 Stelzer Road, Columbus, Ohio 43219, acts as the Portfolio's Administrator. The Administrator also serves as the administrator to each of the Fund's other portfolios.

     The Administrator generally assists in all aspects of the Portfolio's administration and operation and also monitors and performs other services pertaining to the Portfolio's arrangements with Service Organizations. See "Service Organizations" below. For its services, the Administrator is entitled to receive a fee, computed daily and payable monthly, at the annual rate of .20% of the Portfolio's average daily net assets.

     From time to time, the Administrator may voluntarily waive all or a portion of the administration fees otherwise payable by the Portfolio in order to increase the net income available for distribution to shareholders.

     The Predecessor Portfolio bore administrative fees during the fiscal year ended September 30, 1996 pursuant to the administrative services agreement then in effect with Federated Administrative Services, its former administrator, at the effective annual rate of .39% of its average daily net assets.

DISTRIBUTOR

     Investor A Shares and Investor B Shares of the Portfolio are sold continuously by the Distributor, BISYS Fund Services, an affiliate of the Administrator. The Distributor also monitors the Fund's arrangements under the Distribution and Services Plans described below. The Distributor is a registered broker-dealer with principal offices at 3435 Stelzer Road, Columbus, Ohio 43219. The Distributor also acts as the distributor to each of the Fund's other portfolios.

     The Distributor may, at its expense, provide compensation to dealers in connection with sales of Shares of the Portfolio. Such compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more of the Fund's portfolios, and/or other dealer-sponsored special events. In some instances, this compensation will be made available only to certain dealers whose representatives have sold a significant amount of such Shares. Compensation will include payment for travel expenses, including lodging incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Compensation will also include the following types of non-cash compensation offered through sales contests: (1) business and vacation trips, including the provision of travel arrangements and lodging at resorts, (2) tickets for entertainment events (such as concerts, cruises and sporting events) and (3) merchandise (such as clothing, trophies, clocks and pens). Dealers may not use sales of the Portfolio's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Portfolio or its shareholders.

DISTRIBUTION AND SERVICES PLANS

     The Fund has adopted separate Distribution and Services Plans pursuant to Rule 12b-1 under the 1940 Act with respect to Investor A Shares and Investor B Shares of the Portfolio. Under the Distribution and Services Plans, the Fund may pay (i) the Distributor or another person for distribution services provided and expenses assumed and (ii) Service Organizations for shareholder administrative services provided pursuant to servicing agreements in connection with Investor A Shares or Investor B Shares of the Portfolio. Payments to the Distributor are to compensate it for distribution assistance and expenses assumed and activities primarily intended to result in the sale of Investor A Shares or Investor B Shares, including compensating dealers and other sales personnel (which may include affiliates of the Fund's Adviser), direct advertising and marketing expenses and expenses incurred in connection with preparing, printing, mailing and distributing or publishing advertisements and sales literature, for printing and mailing Prospectuses and Statements of Additional Information (except those used for regulatory purposes or for distribution to existing shareholders), and costs associated with implementing and operating the Distribution and Services Plan. In addition, payments under the Distribution and Services Plan for Investor B Shares will be used to pay for or finance sales commissions and other fees payable to Service Organizations and other broker-dealers who sell Investor B Shares. See "Management of the Fund -- Service Organizations" below for a description of the servicing agreements and the services provided by Service Organizations.

     Under the Distribution and Services Plan for Investor A Shares, payments by the Fund for distribution expenses may not exceed .10% (annualized) of the average daily net asset value of the Portfolio's outstanding Investor A Shares and payments for shareholder administrative servicing expenses may not exceed
 .20% (annualized) of the average daily net asset value of the Portfolio's outstanding Investor A Shares.

     Under the Distribution and Services Plan for Investor B Shares, payments by the Fund for distribution expenses may not exceed .75% (annualized) of the average daily net asset value of the Portfolio's outstanding Investor B Shares and payments for shareholder administrative servicing expenses may not exceed .25% (annualized) of the average daily net asset value of the Portfolio's outstanding Investor B Shares.

     Actual distribution expenses paid by the Distributor with respect to Investor B Shares for any given year may exceed the distribution fees and contingent deferred sales charges received with respect to those Shares. These excess expenses may be reimbursed by Investor B shareholders out of contingent deferred sales charges and distribution payments in future years as long as the Distribution and Services Plan for Investor B Shares is in effect.

SERVICE ORGANIZATIONS

     The servicing agreements adopted under the Distribution and Services Plans (the "Servicing Agreements") require the Service Organizations receiving such compensation (which may include Mercantile and its affiliates) to perform certain services, including providing administrative services with respect to the beneficial owners of Investor A Shares or Investor B Shares of the Portfolio, such as establishing and maintaining accounts and records for their customers who invest in such Shares, assisting customers in processing purchase, exchange and redemption requests, and responding to customer inquiries concerning their investments.

     Under the Servicing Agreements and upon notice to the Fund, a Service Organization may subcontract with one or more entities for the performance of certain services provided under its Servicing Agreement with the Fund. Such Service Organization shall be as fully responsible to the Fund for the acts or omissions of any subcontractor as it would be for its own acts or omissions. The fees payable to any sub-contractor are paid by the Service Organization out of the fees it receives from the Fund.

     The Fund understands that Service Organizations providing such administrative services may also charge fees to their customers beneficially owning such Shares. These fees would be in addition to any amounts which may be received by such a Service Organization under its Servicing Agreement with the Fund. The Fund's Servicing Agreements require a Service Organization to disclose to its customers any compensation payable to the Service Organization by the Portfolio and any other compensation payable by its customers in connection with their investment in such Shares. Customers of such a Service Organization receiving servicing fees should read this Prospectus in light of the terms governing their accounts with their Service Organization.

CUSTODIAN AND TRANSFER AGENT

     Mercantile Bank National Association, an affiliate of the Fund and a wholly-owned subsidiary of Mercantile Bancorporation, Inc., with principal offices located at One Mercantile Center, 8th and Locust Streets, St. Louis, Missouri 63101, serves as Custodian of the Portfolio's assets. BISYS Fund Services Ohio, Inc. also serves as the Portfolio's transfer agent and dividend disbursing agent. Its address is 3435 Stelzer Road, Columbus, Ohio 43219.

REGULATORY MATTERS

     Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, or controlling the Shares of a registered, open-end investment company continuously engaged in the issuance of its Shares, and prohibit banks generally from issuing, underwriting, selling, or distributing securities such as Shares of the Portfolio. Such banking laws and regulations do not prohibit such a holding company or affiliate, or banks, from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing Shares of such a company as agent for and upon the order of customers. Mercantile, MVA, Service Organizations that are banks or bank affiliates, and broker-dealers that are bank affiliates are subject to such laws and regulations, but believe they may perform the services for the Portfolio contemplated by their respective agreements, this Prospectus and the Statement of Additional Information without violating applicable banking laws and regulations. In addition, state securities laws on this issue may differ from the interpretation of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

     Should future legislative, judicial, or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of the Portfolio and the shareholders, the Fund might be required to alter materially or discontinue its arrangements with such companies and change its method of operation. It is not expected that investors would suffer any adverse financial consequences as a result of any of these occurrences.

     If current restrictions preventing a bank from legally sponsoring, organizing, controlling, or distributing Shares of an investment company were relaxed, Mercantile, or an affiliate of Mercantile, would consider the possibility of offering to perform additional services for the Portfolio. It is not possible, of course, to predict whether or in what form such legislation might be enacted or the terms upon which Mercantile, or such an affiliate, might offer to provide such services.

     Conflict of interest restrictions may apply to the receipt of compensation paid pursuant to a Servicing Agreement by the Portfolio to a financial intermediary in connection with the investment of fiduciary funds in the Portfolio's Shares. Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, should consult legal counsel before entering into Servicing Agreements.

EXPENSES

     Except as noted above and in the Statement of Additional Information under "Investment Advisory and Administrative Contracts" and "Custodian and Transfer Agent," the Fund's service contractors bear all of their own expenses in connection with the performance of their services, except that the Distributor is compensated pursuant to the Distribution and Services Plans as described under "Distribution and Services Plans" above. The Portfolio's expenses are deducted from the total income of the Portfolio before dividends and distributions are paid. These expenses include, but are not limited to, fees paid to the Adviser and Administrator, transfer agency fees, fees and expenses of officers and directors who are not affiliated with the Adviser or the Distributor, taxes, interest, legal fees, custodian fees, auditing fees, 12b-1 fees, servicing fees, certain fees and expenses in registering and qualifying the Portfolio and its Shares for distribution under federal and state securities laws, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, the expense of reports to shareholders, shareholders' meetings and proxy solicitations, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Adviser, Distributor or Administrator under their respective agreements with the Fund. The Fund also pays for brokerage fees, commissions and other transaction charges, if any, in connection with the purchase and sale of portfolio securities. Any general expenses of the Fund that are not readily identifiable as belonging to a particular portfolio will be allocated among all portfolios by or under the direction of the Board of Directors in a manner the Board determines to be fair and equitable. Any expenses relating only to a particular class of Shares within a portfolio will be borne solely by such class. See "Certain Financial Information" and "Management of the Fund" above for additional information regarding expenses of the Portfolio.

                          OTHER INFORMATION CONCERNING
                             THE FUND AND ITS SHARES

DESCRIPTION OF SHARES

     The Fund was organized on September 9, 1982 as a Maryland corporation, and is a mutual fund of the type known as an "open-end management investment company." The Fund's principal office is located at 3435 Stelzer Road, Columbus, Ohio 43219.

     The Fund's Charter authorizes the Board of Directors to issue up to seven billion full and fractional Shares of common stock, and to classify and reclassify any unauthorized and unissued Shares into one or more classes of Shares. The Board of Directors may similarly classify or reclassify any class of Shares into one or more series.

     Pursuant to such authority, the Board of Directors has authorized the issuance of the following series of shares representing interests in the Portfolio, which is classified as a diversified company under the 1940 Act: 50 million Trust Shares, 25 million Institutional Shares, 25 million Investor A Shares and 25 million Investor B Shares. Trust Shares and Institutional Shares of the Portfolio are described in separate prospectuses which are available from the Distributor at the telephone number on page 1 of this Prospectus. Shares in the Portfolio will be issued without Share certificates.

     The Investor A Shares and Investor B Shares of the Portfolio are described in this Prospectus. The Portfolio also offers Trust Shares and Institutional Shares. Trust Shares, which are offered to financial institutions acting on their own behalf or on behalf of certain qualified accounts, and Institutional Shares, which are offered to financial institutions acting on behalf of accounts for which they do not exercise investment discretion, are sold without a sales charge. Trust, Institutional, Investor A and Investor B Shares bear their pro rata portion of all operating expenses paid by the Portfolio, except that Trust Shares and Institutional Shares bear all payments under the Portfolio's respective Administrative Services Plan adopted for such Shares and Investor A Shares and Investor B Shares bear all payments under the Portfolio's respective Distribution and Services Plans adopted for such Shares. In addition, Institutional Shares of the Portfolio bear the expense of certain sub-transfer agency fees.

     Payments under the Administrative Services Plans for Trust Shares and Institutional Shares are made to Service Organizations for administrative services provided to the Service Organizations' clients or account holders who are the beneficial owners of Trust Shares or Institutional Shares. Payments under the Administrative Services Plans may not exceed .30% (on an annual basis) of the average daily net asset value of outstanding Trust Shares or Institutional Shares of the Portfolio.

     The Fund offers various services and privileges in connection with its Investor A Shares and Investor B Shares that are not offered in connection with its Trust Shares and Institutional Shares, including an automatic investment program and automatic withdrawal plan. In addition, each class of Shares offers different exchange privileges.

     Shareholders are entitled to one vote for each full Share held and proportionate fractional votes for fractional Shares held. Shares of all portfolios of the Fund will vote together and not by class unless otherwise required by law or permitted by the Board of Directors. All shareholders of a particular portfolio will vote together as a single class on matters relating to the portfolio's investment advisory agreement and investment objective and fundamental policies. Only holders of Trust Shares, however, will vote on matters relating to the Administrative Services Plan for Trust Shares and only holders of Institutional Shares will vote on matters relating to the Administrative Services than for Institutional Shares. Similarly, only holders of Investor A Shares will vote on matters pertaining to the Distribution and Services Plan for Investor A Shares and only holders of Investor B Shares will vote on matters pertaining to the Distribution and Services Plan for Investor B Shares.

     The Fund is not required, and currently does not intend, to hold annual meetings except as required by the 1940 Act or other applicable law. Upon the written request of the holders of 10% or more of the outstanding Shares, the Fund will call a special meeting to vote on the question of removal of a director.

     Shares of the Fund's portfolios have noncumulative voting rights and, accordingly, the holders of more than 50% of the Fund's outstanding Shares (irrespective of portfolio or class) may elect all of the Directors. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in this Prospectus, Shares will be fully paid and nonassessable.

MISCELLANEOUS

     As used in this Prospectus, a "vote of a majority of the outstanding Shares" of the Portfolio or a particular class of Shares means, with respect to the approval of an investment advisory agreement or distribution plan or a change in an investment objective or fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of the Portfolio or class of Shares, or (b) 67% or more of the Shares of the Portfolio or class of Shares present at a meeting if more than 50% of the outstanding Shares of the Portfolio or class of Shares are represented at the meeting in person or by proxy.

     As of January 1, 1997, Mercantile and its affiliates possessed, of record on behalf of their underlying customer accounts, voting or investment power with respect to more than 25% of the Fund's outstanding Shares. Therefore, Mercantile may be deemed to be a controlling person of the Fund within the meaning of the 1940 Act.

     Inquiries regarding the Portfolio may be directed to the Fund at 1-800-452-ARCH (2724).

                   -------------------------------------------


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE PORTFOLIO'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE PORTFOLIO, THE FUND, OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE PORTFOLIO, THE FUND OR THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                              CROSS REFERENCE SHEET

                        The ARCH Growth Equity Portfolio




                                                       Heading in Statement of
Form N-1A Part B Item                                   Additional Information
---------------------                                  -----------------------

10.  Cover Page......................................  Cover Page

11.  Table of Contents...............................  Table of Contents

12.  General Information and History.................  The Fund

13.  Investment Objective and Policies...............  Investment
                                                       Objective and Policies

14.  Management of the Fund..........................  Management of the Fund

15.  Control Persons and Principal...................  Miscellaneous
       Holders of Securities

16.  Investment Advisory and Other...................  Management of the Fund;
       Services                                        Independent Auditors;
                                                       Counsel

17.  Brokerage Allocation and Other..................  Investment Objectives
       Practices                                       and Policies

18.  Capital Stock and Other.........................  Description of Shares
       Securities

19.  Purchase, Redemption and Pricing................  Net Asset Value;
       of Securities Being Offered                     Additional Purchase and
                                                       Redemption Information

20.  Tax Status......................................  Additional Information
                                                       Concerning Taxes

21.  Underwriters....................................  Management of the Fund

22.  Calculation of Performance Data.................  Additional Yield and
                                                       Total Return
                                                       Information; Net Asset
                                                       Value

23.  Financial Statements............................  Inapplicable



Part C

Information to be included in Part C is set forth under the appropriate Item, so numbered in Part C to this Registration Statement.

                             THE ARCH FUND(R), INC.

                        THE ARCH GROWTH EQUITY PORTFOLIO


                       Statement of Additional Information

                                     Part B


                                 _________, 1997

                               THE ARCH FUND, INC.

                       Statement of Additional Information

                                       for

                        The ARCH Growth Equity Portfolio


                                 _________, 1997

                                TABLE OF CONTENTS

                                                                            Page

THE FUND ................................................................      1
INVESTMENT OBJECTIVE AND POLICIES .......................................      1
NET ASSET VALUE .........................................................     13
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION ..........................     14
ADDITIONAL YIELD AND TOTAL RETURN INFORMATION ...........................     16
DESCRIPTION OF SHARES ...................................................     20
ADDITIONAL INFORMATION CONCERNING TAXES .................................     22
MANAGEMENT OF THE FUND ..................................................     27
INDEPENDENT AUDITORS ....................................................     36
COUNSEL .................................................................     36
MISCELLANEOUS ...........................................................     36
FINANCIAL STATEMENTS ....................................................     38
APPENDIX A ..............................................................    A-1


This Statement of Additional Information, which provides supplemental information applicable to the ARCH Growth Equity Portfolio, is not a prospectus. It should be read only in conjunction with the Portfolio's Prospectuses dated _________, 1997 and is incorporated by reference in its entirety into the Prospectuses. No investment in shares of the Portfolio should be made without reading the relevant Prospectus. Copies of the Prospectuses may be obtained by writing the Fund at P.O. Box 78069, St. Louis, Missouri 63178 or by calling
(800) 452-ARCH (2724). Capitalized terms used but not defined herein have the same meanings as in each Prospectus.

                                    THE FUND

     The ARCH Fund, Inc. (the "Fund") is an open-end, management investment company currently offering Shares in eighteen investment portfolios.

     The ARCH Growth Equity Portfolio (the "Portfolio") commenced operations on January 4, 1993 as a separate investment portfolio (the "Predecessor Portfolio") of Arrow Funds, which was organized as a Massachusetts business trust. On ________, 1997, the Predecessor Portfolio was reorganized as a new portfolio of the Fund. Prior to the reorganization, the Predecessor Portfolio offered and sold shares of beneficial interests that were similar to the Fund's Investor A Shares.


                        INVESTMENT OBJECTIVE AND POLICIES

     The following information supplements the description of the investment objective and policies of the Portfolio described in the Prospectuses.

OTHER APPLICABLE INVESTMENT POLICIES

     CONVERTIBLE SECURITIES. The Portfolio may invest in convertible securities. The Portfolio will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the Adviser's opinion, the investment characteristics of the underlying common stock will assist the Portfolio in achieving its investment objective. Otherwise the Portfolio may hold or trade convertible securities. In selecting convertible securities for the Portfolio, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

     WARRANTS. The Portfolio may invests in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

     VARIABLE AND FLOATING RATE INSTRUMENTS. Subject to its investment policies and limitations, the Portfolio may purchase variable and floating rate obligations as described in the Prospectuses. The Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such obligations and, for obligations subject to a demand feature, will monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, an instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof, or a variable rate instrument scheduled on its face to be paid in 397 days or less, will be deemed to have a maturity equal to the period remaining until the next interest rate adjustment. Other variable and floating rate obligations will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the time the Portfolio can recover payment of principal as specified in the instrument.

     RESTRICTED AND ILLIQUID SECURITIES. The Securities and Exchange Commission ("SEC") has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act of 1933, as amended, for the resale of certain securities to qualified institutional buyers. The purchase of securities which can be sold under Rule 144A could have the effect of increasing the level of illiquidity in the Portfolio to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these restricted securities.

     The Adviser monitors the liquidity of restricted securities in the Portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the Adviser may consider the following factors, although such factors may not necessarily be determinative: (1) the unregistered nature of a security;
(2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (4) the trading markets for the security; (5) dealer undertakings to make a market in the security; and (6) the nature of the security and the nature of the marketplace trades (including the time needed to dispose of the security, methods of soliciting offers, and mechanics of transfer).

     SECURITIES LENDING. When the Portfolio lends its securities, it continues to receive interest or dividends on the securities loaned and may simultaneously earn interest on the investment of the cash collateral which will be invested in readily marketable, high quality, short-term obligations. The Portfolio may pay reasonable administrative and custodial fees in connection with such loans and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. Loans are subject to termination at the option of the Portfolio or the borrower. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the Portfolio if a material event affecting the investment is to occur.

     SECURITIES OF OTHER INVESTMENT COMPANIES. As described in the Prospectuses, the Portfolio intends to limit investments in securities issued by other investment companies within the limits prescribed by the 1940 Act. The Portfolio currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company;
(b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Portfolio; and (d) not more than 10% of the outstanding voting stock of any one investment company will be owned in the aggregate by the Portfolio and other investment companies advised by the Adviser.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. When-issued and delayed delivery transactions are made to secure what is considered to be an advantageous price or yield for the Portfolio. No fees or other expenses, other than normal transaction costs, are incurred. However, cash or liquid securities of the Portfolio sufficient to make payment for the securities to be purchased are segregated on the Portfolio's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Portfolio does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

     FUTURES AND OPTIONS TRANSACTIONS. The Portfolio may engage in futures and options transactions as described below.

     As a means of reducing fluctuations in the net asset value of its Shares, the Portfolio may attempt to hedge all or a portion of its portfolio through the purchase of put options on portfolio securities and put options on financial futures contracts for portfolio securities. The Portfolio may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts, and writing call options on futures contracts. The Portfolio may also write covered call options on portfolio securities to attempt to increase current income.

     The Portfolio will maintain its position in securities, options and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out over-the-counter or on an exchange which provides a secondary market for options of the same series.

     FUTURES CONTRACTS. The Portfolio may enter into futures contracts. A futures contract is a firm commitment by two parties, i.e. the seller who agrees to sell a specific type of security called for in the contract ("going short") and the buyer who agrees to purchase the security ("going long") at a certain time in the future.

     Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. Government at a certain time in the future. Stock index futures contracts are similar to financial futures contracts, but their price is based upon fluctuations in a particular index of stock prices during a specified period, such as the S&P 500 Index. No physical delivery of the underlying securities in the index is made.

     The purpose of the acquisition or sale of a futures contract by the Portfolio is to protect it from fluctuations in the value of securities caused by unanticipated changes in interest rates or stock prices without necessarily buying or selling securities. For example, in the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Portfolio could enter into contracts to "go short" to protect itself against the possibility that the prices of its fixed income securities may decline during the Portfolio's anticipated holding period. The Portfolio would "go long" to hedge against a decline in market interest rates.

     STOCK INDEX OPTIONS. The Portfolio may purchase put options on stock indexes listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market value of the stock included in the index.

     The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the

Portfolio's portfolio securities correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Portfolio will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Portfolio of options on stock indexes will be subject to the ability of the Adviser to predict correctly movements in the direction of the stock market or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

     PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS. The Portfolio may purchase and write listed put options on financial futures contracts. The Portfolio would use these options only to protect portfolio securities against decreases in value resulting from market factors such as anticipated increases in interest rates.

     Unlike entering directly into a future contract which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specific price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Portfolio will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Portfolio upon the sale of the second option will be large enough to offset both the premium paid by the Portfolio for the original option plus the realized decrease in value of the hedged securities.

     Alternatively, the Portfolio may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Portfolio would then deliver the futures contract in return for payment of the strike price. If the Portfolio neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

     CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS. In addition to purchasing put options on futures, the Portfolio may write listed call options on financial futures contracts or over-the-counter call options on futures contracts, to hedge its portfolio against an increase in market interest rates. When the Portfolio writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise and cause the price of futures to decrease, the Portfolio's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Portfolio's call option position to increase.

     In other words, as the underlying future's price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Portfolio keeps the premium received from the option. This premium can help to substantially offset the drop in value of the Portfolio's portfolio securities.

     Prior to the expiration of a call written by the Portfolio, or exercise of it by the buyer, the Portfolio may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Portfolio for the initial option. The net premium income of the Portfolio will then substantially offset the realized decrease in value of the hedged securities.

     The Portfolio will not maintain open positions in futures contracts it has sold or call options it has written on financial futures if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Portfolio will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

     "MARGIN" IN FUTURES TRANSACTIONS. Unlike the purchase or sale of a security, the Portfolio does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Portfolio is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that a futures contract's initial margin does not involve the borrowing by the Portfolio to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract, assuming all contractual obligations have been satisfied.

     A futures contract held by the Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called "variation margin," equal to the daily change in the value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Portfolio but is instead settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Portfolio will mark to market its open futures positions.

     The Portfolio is also required to deposit and maintain margin when it writes call options on futures contracts.

     PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES. The Portfolio may purchase put options on portfolio securities to protect against price movements in particular securities in its portfolio. A put option gives the Portfolio, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

     WRITING COVERED CALL OPTIONS ON PORTFOLIO SECURITIES. The Portfolio may also write covered call options to generate income. As the writer of a call option, the Portfolio has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. The Portfolio may sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or securities for which it has segregated cash in the amount of any additional consideration).

     OVER-THE-COUNTER OPTIONS. The Portfolio may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by the Portfolio and not traded on an exchange.

     MONEY MARKET INSTRUMENTS. As stated in the Prospectuses and subject to its investment policies, the Portfolio may invest in the following money market instruments for temporary defensive or other purposes: commercial paper and instruments of domestic and foreign banks and savings and loan associations (collectively, "banks"), such as bankers' acceptances, certificates of deposit and time deposits.

     Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.

     For purposes of its investment policies and limitations, the Portfolio considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items".

     REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements with respect to its securities. Under the terms of a repurchase agreement, the Portfolio purchases securities from financial institutions such as banks and broker-dealers that are deemed to be creditworthy by the Adviser under guidelines approved by the Board of Directors, subject to the seller's agreement to repurchase them at a mutually agreed-upon date and price. Securities subject to repurchase agreements are held by the Portfolio's Custodian or in the Federal Reserve/Treasury book-entry system. During the term of any repurchase agreement, the Adviser will continue to monitor the creditworthiness of the seller. The repurchase price generally equals 102% of the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio securities). Under a repurchase agreement, the seller is required to maintain the value of the securities subject to the agreement at not less than the repurchase price, and securities subject to repurchase agreements are maintained by the Portfolio's Custodian in segregated accounts in accordance with the 1940 Act. Default by the seller could, however, expose the Portfolio to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act.

     REVERSE REPURCHASE AGREEMENTS. As described in the Prospectuses, the Portfolio may enter into reverse repurchase agreements (agreements under which the Portfolio sells portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time the Portfolio enters into such an arrangement, it will place, in a segregated custodial account, liquid assets having a value at least equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained.

     Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price of the securities that it is obligated to repurchase. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. The Portfolio intends to limit its borrowings (including reverse repurchase agreements) during the current fiscal year to not more than 5% of its net assets.

PORTFOLIO TURNOVER AND TRANSACTIONS

     Subject to the general control of the Fund's Board of Directors, the Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Portfolio.

     The Portfolio's rate of portfolio turnover may vary greatly from year to year as well as within a particular year. Portfolio turnover may also be affected by cash requirements for redemptions of shares and by requirements which enable a Portfolio to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making investment decisions.

     At November 30, 1996, the Fund did not hold any securities of its regular brokers or dealers or their parents.

     Transactions on United States stock exchanges involve the payment of negotiated brokerage commissions. On the exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. For the fiscal years ended September 30, 1996, 1995 and 1994, the Predecessor Portfolio paid $71,770, $42,563 and $111,324, respectively, in brokerage commissions on brokerage transactions.

     Securities purchased and sold by the Portfolio which are traded in the over-the-counter market are generally done so on a net basis (i.e. without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price of those securities includes an undisclosed commission or mark-up. The cost of securities purchased from underwriters includes an underwriter's commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

     The Portfolio may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Portfolio will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be otherwise in the Portfolio's interests.

     While the Adviser generally seeks competitive spreads or commissions, it may not necessarily allocate each transaction to the underwriter or dealer charging the lowest spread or commission available on the transaction. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

     Subject to this consideration, dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Portfolio. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the advisory fees payable to it by the Portfolio. Such information may be useful to the Adviser in serving both the Portfolio and other clients, and conversely, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Portfolio. Portfolio securities will not be purchased from or sold to the Adviser, the Distributor, the Administrator or any "affiliated person" (as such term is defined under the 1940
Act) or any of them acting as principal, except to the extent permitted by the SEC. In addition, the Portfolio will not give preference to the Adviser's correspondents with respect to any transactions.

     Investment decisions for the Portfolio are made independently from those for other investment companies and accounts advised or managed by the Adviser. Such other investment companies and accounts may also invest in the same securities as the Portfolio. When a purchase or sale of the same security is made at substantially the same time on behalf of the Portfolio and another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Portfolio and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Portfolio or the size of the position obtained by the Portfolio. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for other investment companies or accounts in order to obtain best execution.

INVESTMENT LIMITATIONS

     The following investment limitations may be changed with respect to the Portfolio only by an affirmative vote of a majority of the outstanding shares of the Portfolio (as defined under "Other Information Concerning the Fund and Its Shares--Miscellaneous" in the Portfolio's Prospectuses). These investment limitations supplement those that appear in the Prospectuses.

     1. The Portfolio will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by the Portfolio of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

     2. The Portfolio will not purchase or sell commodities, commodity contracts, or commodity futures contracts except to the extent that the Portfolio may engage in transactions involving financial futures contracts or options on financial futures contracts.

     3. The Portfolio will not purchase or sell real estate, including limited partnership interests, although the Portfolio may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or which represent interests in real estate.

     4. The Portfolio will not underwrite any issue of securities, except as the Portfolio may be deemed to be an underwriter under the Securities Act of 1933, as amended, in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

     The following limitations may be changed by the Fund's Board of Directors without shareholder approval, although shareholders will be notified before any material change in these limitations becomes effective:

     5. The Portfolio will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, the Portfolio may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the pledge. The purchase of securities on a when-issued basis will not be deemed to be a pledge of the Portfolio's assets. For purposes of this limitation the following will not be deemed to be pledges of the Portfolio's assets: (a) the deposit of assets in escrow in connection with the writing of covered put or call options and,

(b) collateral arrangements with respect to (i) the purchase and sale of stock options (and options on stock indexes) and (ii) initial or variation margin for futures contracts.

     6. The Portfolio will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Fund's Board of Directors to be liquid, and non-negotiable time deposits with maturities over seven days.

     7. The Portfolio will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of its total assets in any one investment company, and invest no more than 10% of its total assets in investment companies in general. The Portfolio will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by the Portfolio in shares of another investment company would be subject to such duplicate expenses.

     8. The Portfolio will not purchase put options on securities, unless the securities are held in its portfolio and not more than 5% of the value of the Portfolio's total assets would be invested in premiums on open put option positions.

     9. The Portfolio will not write call options on securities unless the securities are held in its portfolio or unless the Portfolio is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

     10. The Portfolio will not purchase securities of a company for the purpose of exercising control or management.

     11. The Portfolio will not invest more than 5% of its net assets in warrants. No more than 2% of the Portfolio's net assets, to be included within the overall 5% limit on investments in warrants, may be warrants which are not listed on the New York Stock Exchange or the American Stock Exchange. For purposes of this investment restriction, warrants will be valued at the lower of cost or market, except that warrants acquired by the Portfolio in units with or attached to securities may be deemed to be without value.

                                 NET ASSET VALUE

     As stated in the applicable Prospectus, the net asset value per Share of each class of the Portfolio is calculated by adding the value of all of the portfolio securities and other assets of the Portfolio attributable to such class, subtracting the liabilities charged to such class, and dividing the result by the number of outstanding Shares of such class. "Assets belonging to" each class of the Portfolio consist of the consideration received upon the issuance of Shares of each class of the Portfolio together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Fund not belonging to a particular portfolio. Assets belonging to each class of the Portfolio are charged with the direct liabilities of each class of the Portfolio and with a share of the general liabilities of the Fund allocated in proportion to the relative net assets of the Portfolio and the Fund's other portfolios. The determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of general assets, with respect to a particular class of the Portfolio are conclusive.

     Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the current bid and asked prices. Restricted securities and other assets for which market quotations are not readily available are valued at fair value as determined in accordance with guidelines approved by the Fund's Board of Directors. In computing net asset value, the current value of the Portfolio's open futures contracts and related options will be "marked-to-market."

     Among the factors that ordinarily will be considered in valuing portfolio securities are the existence of restrictions upon the sale of the security by the Portfolio, the existence and extent of a market for the security, the extent of any discount in acquiring the security, the estimated time during which the security will not be freely marketable, the expenses of registering or otherwise qualifying the security for public sale, underwriting commissions if underwriting would be required to effect a sale, the current yields on comparable securities for debt obligations traded independently of any equity equivalent, changes in the financial condition and prospects of the issuer, and any other factors affecting fair value. In making valuations, opinions of counsel to the issuer may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

     Additionally, the Administrator may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. The methods of valuation used by the pricing service will be reviewed by the Administrator under the general supervision of the Fund's Board of Directors. Several pricing services are available, one or more of which may be used by the Administrator from time to time. In valuing the Portfolio's securities, the pricing service would normally take into consideration such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances, and other factors which are deemed relevant in determining valuations for normal institutionalized trading units of debt securities and would not rely exclusively on quoted prices.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares in the Portfolio are sold on a continuous basis by the Distributor. As described in the applicable Prospectuses, Trust Shares and Institutional Shares of the Portfolio are sold to certain qualified customers at their net asset value without a sales charge. Investor A Shares of the Portfolio are sold to retail customers at the public offering price based on the Portfolio's net asset value plus a front-end load or sales charge as described in the applicable Prospectus. Investor B Shares of the Portfolio are sold to retail customers at net asset value but are subject to a contingent deferred sales charge which is payable upon redemption of such Shares as described in the applicable Prospectus.

     The Fund may redeem Shares involuntarily if the net income with respect to the Portfolio's Shares is negative or such redemption otherwise appears appropriate in light of the Fund's responsibilities under the 1940 Act.

     An illustration of the computation of the public offering price per share of shares of beneficial interest of the Predecessor Portfolio, based on the value of the Predecessor Portfolio's net assets and the number of outstanding shares at the close of business on March 31, 1997 and the maximum front-end 3.5% sales charge applicable on such date, is as follows:

                                      TABLE


Net Assets                                      $58,554,898

Outstanding Shares                                3,862,138

Net Asset Value Per
Share                                           $15.16

Sales Charge (3.50% of
offering price, 3.63%
of net asset value
per share)                                      $ 0.55

Offering to Public                              $15.71


     Under the 1940 Act, the Portfolio may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closing; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. The Portfolio may also suspend or postpone the recordation of the transfer of its Shares upon the occurrence of any of the foregoing conditions.

     In addition to the situations described in the Prospectuses under "How to Purchase and Redeem Shares," the Portfolio may redeem Shares involuntarily to reimburse the Portfolio for any loss sustained by reason of the failure of a shareholder to make full payment for Shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Portfolio Shares as provided in the applicable Prospectuses from time to time.

EXCHANGE PRIVILEGE

     Shareholders may exchange all or part of their Shares in the Portfolio as so described in the applicable Prospectus. Any rights an investor may have to reduce (or have waived) the sales load applicable to an exchange, as may be provided in a Prospectus, will apply in connection with any such exchange.

     By use of the exchange privilege, the investor authorizes his or her selected dealer, Service Organization or the Distributor to act on telephonic instructions from any person representing himself or herself to be the investor and believed by the selected dealer, Service Organization or the Distributor to be genuine. The investor, selected dealer, Service Organization or the Distributor must notify the Transfer Agent of the investor's prior ownership of Portfolio Shares and account number. The Transfer Agent's records of such instructions are binding. The exchange privilege may be modified or terminated at any time upon 60 days' written notice to shareholders.


                  ADDITIONAL YIELD AND TOTAL RETURN INFORMATION

     From time to time the yields and total returns of Trust Shares, Institutional Shares, Investor A Shares and Investor B Shares (computed separately) of the Portfolio may be quoted in advertisements, shareholder reports or other communications to Shareholders.

     The Portfolio's 30-day "yield" described in the Prospectuses is calculated separately for Trust Shares, Institutional Shares, Investor A Shares and Investor B Shares by dividing the Portfolio's net investment income per share earned during a 30-day period by the maximum offering price per share (the "maximum offering price") with respect to Investor A Shares and the net asset value per share with respect to Trust Shares, Institutional Shares and Investor B Shares on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The Portfolio's net investment income per share (irrespective of class) earned during the period is based on the average daily number of Shares outstanding during the period entitled to receive dividends and includes income dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                                         a-b   (6)
                           Yield = 2 [(-------)    - 1]
                                       cd + 1

         Where:            a =  dividends and interest earned
                                during the period.

                           b =  expenses accrued for the period (net of
                                reimbursements).

                           c = the average daily number of Shares outstanding that were entitled to receive dividends.

                           d = the maximum offering price per Share on the last day of the period.

     For the purpose of determining interest earned during the period (variable "a" in the formula), dividend income on equity securities held by the Portfolio is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Portfolio. The Portfolio calculates interest earned on any debt obligation held in its portfolio by computing the yield to maturity of each obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each 30-day period, or, with respect to obligations purchased during the 30-day period, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent 30-day period that the obligation is in the portfolio. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

     Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by the Portfolio to all shareholder accounts in proportion to the length of the base period and the Portfolio's mean (or median) account size. Investor A Shares, Investor B Shares, Institutional Shares and Trust Shares each bear separate fees applicable to the particular class of shares. Undeclared earned income will not be subtracted from the maximum offering price per Share (variable "d" in the formula). Undeclared earned income is net investment income which, at the end of the base period, has not been declared and paid as a dividend, but is reasonably expected to be and is declared and paid as a dividend shortly thereafter.

     For the 30-day period ended March 31, 1997, the yield of shares of the Predecessor Portfolio was .50%.

     Total Return Calculations. The Portfolio computes its "average annual total return" for each class of Shares by determining the average annual compounded rate of return during specified periods that would equate the initial amount invested in a particular class of Shares to the ending redeemable value of such investment in the class of Shares by dividing the ending redeemable value of a hypothetical $1,000 payment by $1,000 (representing a hypothetical initial payment) and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                               ERV 1/n
                                    T =     [(-------)  - 1]
                                                 P

         Where:       T =          average annual total return.

                    ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the 1, 5 or 10 year (or other) periods (or a fractional portion thereof).

                      P =          hypothetical initial payment of $1,000.

                      n = period covered by the computation, expressed in terms of years.

     The Portfolio computes its aggregate total returns separately for each class of Shares by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested in a particular class of Shares to the ending redeemable value of such investment in the class of Shares. The formula for calculating aggregate total return is as follows:

                                               ERV
                  Aggregate Total Return =  [(------)- 1]
                                                P

     The calculations of average annual total return and aggregate total return assume reinvestment of all income dividends and capital gain distributions on the reinvestment dates during the period and include all recurring fees charged to all Shareholder accounts, assuming an account size equal to the Portfolio's mean or median account size for any fees that vary with the size of the account. The ending redeemable value (variable "ERV" in each quotation) is determined by assuming complete redemption of the hypothetical investment and the deduction of all non-recurring charges at the end of the period covered by the computation. In addition, the Portfolio's average annual total return and aggregate total return quotations reflect the deduction of the maximum front-end sales charge in connection with the purchase of Investor A Shares and the deduction of any applicable contingent deferred sales charge with respect to Investor B Shares.

     Based on the foregoing calculations, (i) the average annual total returns of shares of the Predecessor Portfolio for the 12-month period ended March 31, 1997 and for the period from January 4, 1993 (commencement of operations) through March 31, 1997 were 7.78% and 12.12%, respectively, and (ii) the aggregate total return of shares of the Predecessor Portfolio for the period from January 4, 1993 (commencement of operations) through March 31, 1997 was 62.51%.

     As stated in the Prospectus relating to Investor A Shares and Investor B Shares, the Portfolio may also calculate total return figures without deducting the maximum sales charge imposed on purchases or redemptions. The effect of not deducting the sales charge will be to increase the total return reflected.

IN GENERAL

     Investors may judge the performance of the Portfolio by comparing it to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies. Such comparisons may be made by referring to market indices such as those prepared by Dow Jones & Co., Inc., Salomon Brothers, Inc., Standard & Poor's Ratings Group or any of their affiliates, the Consumer Price Index, the NASDAQ Composite, or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. Such comparisons may also be made by referring to data prepared by Lipper Analytical Services, Inc. (a widely recognized independent service which monitors the performance of mutual funds), Indata, Frank Russell, CDA, and the Bank Rate Monitor (which reports average yields for money market accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas). Other similar yield data, including comparisons to the performance of Mercantile repurchase agreements, or the average yield data for similar asset classes including but not limited to Treasury bills, notes and bonds, may also be used for comparison purposes. Comparisons may also be made to indices or data published in the following national financial publications: MorningStar, CDA/Wiesenberger, Money Magazine, Forbes, Fortune, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, U.S.A. Today and publications of Ibbotson Associates, Inc. and other publications of a local or regional nature. In addition to performance information, general information about the Portfolio that appears in a publication such as those mentioned above may be included in advertisements and in reports to Shareholders.

     From time to time, the Fund may include the following types of information in advertisements, supplemental sales literature and reports to Shareholders:
(1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the portfolios offered by the Fund; (5)
descriptions of investment strategies for one or more of such portfolios; (6) descriptions or comparisons of various investment products, which may or may not include the Portfolio; (7) comparisons of investment products (including the Portfolio) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of rankings or ratings by recognized rating organizations.

     Such data are for illustrative purposes only and are not intended to indicate past or future performance results of the Portfolio. Actual performance of the Portfolio may be more or less than that noted in the hypothetical illustrations.

     Since performance will fluctuate, performance data for the Portfolio cannot necessarily be used to compare an investment in the Portfolio's Shares with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. The current yield and performance of the Portfolio may be obtained by calling the Fund at: INVESTOR A OR INVESTOR B SHARES - (800) 452-ARCH (2724); OR TRUST OR INSTITUTIONAL SHARES - (800) 452-4015.


                              DESCRIPTION OF SHARES

     The Fund's Articles of Incorporation authorize the Board of Directors to issue up to seven billion full and fractional shares of capital stock, and to classify or reclassify any unissued shares of the Fund into one or more additional classes or by setting or changing in any one or more respects, their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. Pursuant to such authority, the Fund's Board of Directors has authorized the issuance of sixty-four classes of Shares representing interests in eighteen investment Portfolios: the Treasury Money Market, Money Market, Tax-Exempt Money Market, U.S. Government Securities, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond, Short-Intermediate Municipal, Missouri Tax-Exempt Bond, National Municipal Bond, Equity Income, Equity Index, Growth & Income Equity, Growth Equity, Small Cap Equity, Small Cap Equity Index, International Equity and Balanced Portfolios. Trust Shares, Institutional Shares, Investor A Shares and/or Investor B Shares in each portfolio are offered through separate prospectuses to different categories of investors. Portfolio Shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the applicable prospectuses, the Shares of the Fund's portfolios will be fully paid and nonassessable.

     Except as noted in the Prospectuses with respect to certain sub-transfer agency expenses borne by Institutional Shares and below with respect to the Administrative Services Plans for Trust Shares and Institutional Shares and the Distribution and Services Plans for Investor A Shares and Investor B Shares, Shares of each class of the Portfolio bear the same types of ongoing expenses. In addition, Investor A Shares are subject to a front-end sales charge and Investor B Shares are subject to a contingent deferred sales charge as described in the Prospectuses. Each class of Shares also has different exchange privileges.

     In the event of a liquidation or dissolution of the Fund, Shares of the Portfolio are entitled to receive the assets available for distribution belonging to the Portfolio, and a proportionate distribution, based upon the relative asset value of the Portfolio, of any general assets not belonging to any particular portfolio of the Fund which are available for distribution. Shareholders of the Portfolio are entitled to participate equally in the net distributable assets of the Portfolio on liquidation, except that Trust Shares of the Portfolio will be solely responsible for the Portfolio's payments pursuant to the Administrative Services Plan for those Shares, Institutional Shares of the Portfolio will be solely responsible for the Portfolio's payments pursuant to the Administrative Service Plan for those Shares, Investor A Shares of the Portfolio will be solely responsible for the Portfolio's payments pursuant to the Distribution and Services Plan for those Shares and Investor B Shares of the Portfolio will be solely responsible for the Portfolio's payments pursuant to the Distribution and Services Plan for those Shares. In addition, Institutional Shares will be solely responsible for the payment of certain sub-transfer agency fees attributable to those Shares.

     Holders of all outstanding Shares of the Portfolio will vote together in the aggregate and not by class, except that only Trust Shares of the Portfolio will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Portfolio's Administrative Services Plan for Trust Shares, only Institutional Shares of the Portfolio will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Portfolio's Administrative Services Plan for Institutional Shares, only Investor A Shares of the Portfolio will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Portfolio's Distribution and Services Plan for Investor A Shares, and only Investor B Shares of the Portfolio will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Portfolio's Distribution and Services Plan for Investor B Shares. Further, shareholders of all of the Fund's portfolios, irrespective of series, will vote in the aggregate and not separately on a portfolio-by-portfolio basis, except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio or class of Shares. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of a "series" investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each series (portfolio) affected by the matter. A portfolio is considered to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the particular portfolio. Under the Rule, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding Shares of the portfolio. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts, and the election of directors may be effectively acted upon by shareholders of the Fund's portfolios voting without regard to portfolio or class.

     Shares in the Portfolio will be issued without certificates.


                     ADDITIONAL INFORMATION CONCERNING TAXES

     The following summarizes certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisors with specific reference to their own tax situations.

     The Portfolio is treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"). The Portfolio intends to qualify each year as a regulated investment company. In order to so qualify for a taxable year under the Code, the Portfolio must satisfy, in addition to the distribution requirements described in the Prospectuses, certain other requirements set forth below.

     At least 90% of the gross income for a taxable year of the Portfolio must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the Portfolio's business of investing in such stock, securities or currencies (the "90% gross income test").

     The Portfolio also must derive less than 30% of its gross income for a taxable year from gains realized on the sale or other disposition of securities and certain other investments held for less than three months (the "30% test"). Interest (including original issue discount and accrued market discount) received by the Portfolio upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, any income that is attributable to real market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose. With respect to covered call options, if the call is exercised by the holder, the premium and the price received on exercise constitute the proceeds of sale, and the difference between the proceeds and the cost of the securities subject to the call is capital gain or loss. Premiums from expired call options written by the Portfolio and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses. With respect to forward contracts, futures contracts, options on futures contracts, and other financial instruments subject to the mark-to-market rules described below under "Taxation of Certain Financial Instruments," the Internal Revenue Service has ruled in private letter rulings that a gain realized from such a contract, option or financial instrument will be treated as being derived from a security held for three months or more (regardless of the actual period for which the contract, option or instrument is held) if the gain arises as a result of a constructive sale under the mark-to-market rules, and will be treated as being derived from a security held for less than three months only if the contract, option or instrument is terminated (or transferred) during the taxable year (other than by reason of mark-to-market) and less than three months have elapsed between the date the contract, option or instrument is acquired and the termination date. Increases and decreases in the value of the Portfolio's forward contracts, futures contracts, options on futures contracts and other investments that qualify as part of a "designated hedge," as defined in Section 851(g) of the Code, may be netted for purposes of determining whether the 30% test is met.

     Finally, at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of the Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.

     The Portfolio will designate any distribution of the excess of net long-term capital gain over net short-term capital loss as a capital gain dividend in a written notice mailed to Shareholders within 60 days after the close of the Portfolio's taxable year. Such distributions, if any, will be taxable to Shareholders who are not currently exempt from federal income tax as long-term capital gains, no matter how long the Shareholder has held these Shares. Shareholders should note that, upon the sale or exchange of Portfolio Shares, if the Shareholder has not held such Shares for more than six months, any loss on the sale or exchange of those Shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the Shares.

     Ordinary income of individuals is taxable at a maximum nominal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. An individual's long-term capital gains are taxable at a maximum rate of 28%. For corporations, long-term capital gains and ordinary income are both taxable at a maximum nominal rate of 35% (or at a maximum marginal rate of 39% in the case of corporations having taxable income between $100,000 and $335,000).

     A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income each year to avoid liability for this excise tax.

     If for any taxable year the Portfolio does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its Shareholders). In such event, dividend distributions would be taxable as ordinary income to Shareholders, to the extent of the Portfolio's current and accumulated earnings and profits, and would be eligible for the dividends received deduction allowed to corporations.

     The Portfolio will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or 31% of gross sale proceeds paid to Shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends.

     In those states and localities which have income tax laws, the treatment of the Portfolio and its Shareholders under such laws may differ from their treatment under federal income tax laws. Under state or local law, distributions of net income may be taxable to Shareholders as dividend income. Shareholders are advised to consult their tax advisors concerning the application of state and local taxes.

TAXATION OF CERTAIN FINANCIAL INSTRUMENTS

     Special rules govern the federal income tax treatment of financial instruments that may be held by the Portfolio. These rules may have a particular impact on the amount of income or gain that the Portfolio must distribute to Shareholders to comply with the distribution requirement, on the income or gain qualifying under the 90% gross income test, and on the Portfolio's ability to comply with the 30% test described above.

     Generally, futures contracts and options on futures contracts held by the Portfolio at the close of its taxable year are treated for federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "mark-to-market." Forty percent of any gain or loss resulting from such constructive sales are treated as short-term capital gain or loss and 60% of such gain or loss are treated as long-term capital gain or loss without regard to the period the Portfolio holds the futures contract or related option (the "40%-60% rule"). The amount of any capital gain or loss actually realized by the Portfolio in a subsequent sale or other disposition of those futures contracts and related options is adjusted to reflect any capital gain or loss taken into account by the Portfolio in a prior year as a result of the constructive sale of the contracts and options. Losses with respect to futures contracts to sell and related options, which are regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by the Portfolio, are subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which are also applicable, the holding period of the securities forming part of the straddle will (if they have not been held for the long-term holding period) be deemed not to begin prior to termination of the straddle. With respect to certain futures contracts and related options, deductions for interest and carrying charges may not be allowed. Notwithstanding the rules described above, with respect to futures contracts to sell and related options which are properly identified as such, the Portfolio may make an election which will exempt (in whole or in part) those identified futures contracts and options from being treated for federal income tax purposes as sold on the last business day of the Portfolio's taxable year, but gains and losses will be subject to such short sales, wash sales and loss deferral rules and the requirement to capitalize interest and carrying charges. Under Temporary Regulations, the Portfolio would be allowed (in lieu of the foregoing) to elect either (1) to offset gains or losses from positions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) to establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, the 40%-60% rule will apply to the net gain or loss attributable to the futures contracts and options, but in the case of a mixed straddle account election, not more than 50% of any net gain may be treated as long-term and no more than 40% of any net loss may be treated as short-term.

     Some of the non-U.S. dollar denominated investments that the Portfolio may make, such as non-U.S. dollar-denominated debt securities and preferred stock, may be subject to the provisions of Subpart J of the Code, which govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S dollar. The types of transactions covered by these provisions include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option and similar financial instrument. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer also is treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and non-equity options generally are not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the mark-to-market rules, unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and normally is taxable as ordinary gain or loss. The Portfolio may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the Portfolio and which are not part of a straddle. In accordance with Treasury Regulations, certain transactions subject to the special currency rules that are part of a "Section 988 hedging transaction" (as defined in the Code and Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. "Section 988 hedging transactions" are not subject to the mark-to-market or loss deferral rules under the Code. Gain or loss attributable to the foreign currency component of transactions engaged in by the Portfolio which are not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) is treated as capital gain or loss and is not segregated from the gain or loss on the underlying transaction.

CONCLUSIONS

     The foregoing discussion is based on federal tax laws and regulations which are in effect on the date of this Statement of Additional Information. Such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisors concerning the application of state and local taxes.

                             MANAGEMENT OF THE FUND

DIRECTORS AND OFFICERS

     The directors and executive officers of the Fund, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows:

                                                                       Principal Occupations
                                            Position with              During Past 5 years
Name and Address                            the Fund                   and other affiliations
----------------                            --------                   ----------------------
Jerry V. Woodham*                           Chairman of                Treasurer, St. Louis
St. Louis University                        the Board;                 University, August 1996
3500 Lindell                                President and              to present; Treasurer,
Fitzgerald Hall                             Director                   Washington University,
St. Louis, MO  63131                                                   1981 to 1995
Age:  53

Robert M. Cox, Jr.                          Director                   Senior Vice President and
Emerson Electric Co.                                                   Advisory Director, Emerson
8000 W. Florissant Ave.                                                Electric Co. since November
P.O. Box 4100                                                          1990.
St. Louis, MO  63136-8506
Age:  51

                                                                       Principal Occupations
                                            Position with              During Past 5 years
Name and Address                            the Fund                   and other affiliations
----------------                            --------                   ----------------------
Joseph J. Hunt                              Director                   General Vice-President
Iron Workers District                                                  International Association of
  Council                                                              Bridge, Structural and Orna-
3544 Watson Road                                                       mental Iron Workers (Interna-
St. Louis, MO  63139                                                   tional Labor Union), January 1994
Age:  54                                                               to present; General Organizer,
                                                                       International Association of
                                                                       Bridge, Structural and Ornamental
                                                                       Iron Workers, September 1983 to
                                                                       December 1993.

James C. Jacobsen                           Director                   Director, Kellwood Company,
Kellwood Company                                                       (manufacturer of wearing
600 Kellwood Parkway                                                   apparel and camping softgoods)
Chesterfield, MO  63017                                                since 1975; Vice Chairman,
Age:  61                                                               Kellwood Company since May
                                                                       1989.

Lyle L. Meyer                               Director                   Vice President, The Jefferson
Jefferson Smurfit                                                      Smurfit Corporation (manu-
Corporation                                                            facturer of paperboard and
8182 Maryland Avenue                                                   packaging materials), April
St. Louis, MO 63105                                                    1989 to present; President,
Age:  60                                                               Smurfit Pension & Insurance Services
                                                                       Company, November 1982 to December
                                                                       1992.

Ronald D. Winney*                           Director and               Treasurer, Ralston
Ralston Purina Company                      Treasurer                  Purina Company
Checkerboard Square                                                    since 1985.
St. Louis, MO 63164
Age:  54

W. Bruce McConnel, III                      Secretary                  Partner of the law
Suite 1100                                                             firm of Drinker Biddle &
1345 Chestnut Street                                                   Reath LLP, Philadelphia,
Philadelphia, PA 19107                                                 Pennsylvania since 1977.
Age:  54

Walter B. Grimm*                            Vice                       From June, 1992 to present,
3435 Stelzer Road                           President and              employee of BISYS Fund
Columbus, OH 43219                          Assistant                  Services; From 1989 to June, 1992
Age:  51                                    Treasurer                  President of Leigh Investments
                                                                       Consulting/Investments (investment
                                                                       firm).

David Bunstine*                             Assistant                  From December, 1987 to present,
3435 Stelzer Road                           Secretary                  employee of BISYS Fund Services.
Columbus, OH 43219
Age:  31


------------------------

* Messrs. Woodham, Winney, Grimm and Bunstine are "interested persons" of the Fund as defined in the 1940 Act.

     Each Director receives an annual fee of $10,000 plus reimbursement of expenses incurred as a Director. The Chairman of the Board and President of the Fund receives an additional annual fee of $5,000 for his services in these capacities. For the fiscal year ended November 30, 1996, the Fund paid or accrued for the account of its directors as a group, for services in all capacities, a total of $76,082.90. Drinker Biddle & Reath LLP, of which Mr. McConnel is a partner, receives legal fees as counsel to the Fund. As of the date of this Statement of Additional Information, the directors and officers of the Fund, as a group, owned less than 1% of the outstanding Shares of the Fund.

     The following chart provides certain information about the fees received by the Fund's directors for their services as members of the Board of Directors and committees thereof for the fiscal year ended November 30, 1996:

=============================================================================================================
                                                              PENSION OR                    TOTAL
                                    AGGREGATE             RETIREMENT BENEFITS           COMPENSATION
                                   COMPENSATION           ACCRUED AS PART OF          FROM THE FUND AND
     NAME OF DIRECTOR             FROM THE FUND              FUND EXPENSE               FUND COMPLEX*
-------------------------------------------------------------------------------------------------------------
Jerry V. Woodham                     $15,000                      N/A                    $15,000.00
-------------------------------------------------------------------------------------------------------------
Robert M. Cox, Jr.                  $10,166.35                    N/A                    $10,166.35
-------------------------------------------------------------------------------------------------------------
Joseph J. Hunt                      $10,000.00                    N/A                    $10,000.00
-------------------------------------------------------------------------------------------------------------
James C. Jacobsen                   $10,266.60                    N/A                    $10,266.60
-------------------------------------------------------------------------------------------------------------
Donald E. Kiernan**                 $10,101.55                    N/A                    $10,101.55
-------------------------------------------------------------------------------------------------------------
Lyle L. Meyer                       $10,287.60                    N/A                    $10,287.60
-------------------------------------------------------------------------------------------------------------
Ronald D. Winney                    $10,260.60                    N/A                    $10,260.60
=============================================================================================================

*    The "Fund Complex" consists solely of the Fund.

**   Mr. Kiernan resigned as a director of the Fund on April 3, 1997.


INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

     MVA serves as investment adviser to the Portfolio. Pursuant to the advisory agreement, MVA has agreed to provide investment advisory services as described in the Portfolio's Prospectuses. MVA has agreed to pay all expenses incurred by it in connection with its activities under the agreement other than the cost of securities, including brokerage commissions, if any, purchased for the Portfolio.

     The investment advisory agreement provides that MVA shall not be liable for any error of judgment or mistake of law or for any loss suffered in connection with the performance of its agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

     For the fiscal years ended September 30, 1996, 1995 and 1994, Mark Twain Bank, the former adviser of the Predecessor Portfolio, earned advisory fees of $368,254, $253,371 and $234,468, respectively, of which $13,853, $15,785 and
$9,037, respectively, were waived.

     Under its administration agreement with the Fund, BISYS Fund Services Ohio, Inc. (the "Administrator") serves as administrator. The Administrator has agreed to maintain office facilities for the Portfolio, furnish the Portfolio with statistical and research data, clerical, accounting, and certain bookkeeping services, stationery and office supplies, and certain other services required by the Portfolio, and to compute the net asset value and net income of the Portfolio. The Administrator prepares annual and semi-annual reports to the SEC on Form N-SAR, compiles data for and prepares federal and state tax returns and required tax filings other than those required to be made by the Fund's Custodian and Transfer Agent, prepares the Fund's compliance filings with state securities commissions, maintains the registration or qualification of Shares for sale under the securities laws of any state in which the Fund's Shares shall be registered, assists in the preparation of annual and semi-annual reports to Shareholders of record, participates in the periodic updating of the Fund's Registration Statement, prepares and assists in the timely filing of notices to the SEC required pursuant to Rule 24f-2 under the 1940 Act, arranges for and bears the cost of processing Share purchase, exchange and redemption orders, keeps and maintains the Portfolio's financial accounts and records including calculation of daily expense accruals, monitors compliance procedures for the Portfolio with the Portfolio's investment objective, policies and limitations, tax matters, and applicable laws and regulations, and generally assists in all aspects of the Portfolio's operations. The Administrator bears all expenses in connection with the performance of its services, except that the Portfolio bears any expenses incurred in connection with any use of a pricing service to value portfolio securities. See "Net Asset Value" above.

     For the fiscal years ended September 30, 1996, 1995 and 1994, Federated Administrative Services, the former administrator of the Predecessor Portfolio, earned administrative fees of $71,420, $52,746 and $50,000, respectively.

     From time to time, MVA and the Administrator may voluntarily waive a portion or all of their respective fees otherwise payable to them with respect to the Portfolio in order to increase the net income available for distribution to Shareholders.

CUSTODIAN AND TRANSFER AGENT

     Mercantile is Custodian of the Portfolio's assets pursuant to a Custodian Agreement. Under the Custodian Agreement, Mercantile has agreed to (i) maintain a separate account or accounts in the name of the Portfolio; (ii) receive and disburse money on behalf of the Portfolio; (iii) collect and receive all income and other payments and distributions on account of the Portfolio's portfolio securities; (iv) respond to correspondence relating to its duties; and (v) make periodic reports to the Fund's Board of Directors concerning the operations of the Portfolio. Mercantile may, at its own expense, open and maintain a custody account or accounts on behalf of the Portfolio with other banks or trust companies, provided that Mercantile shall remain liable for the performance of all of its custodial duties under the Custodian Agreement, notwithstanding any delegation. Mercantile is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Portfolio, provided that Mercantile shall remain responsible for the performance of all of its duties under the Custodian Agreement and shall hold the Fund harmless from the acts and omissions of any bank or trust company serving as sub-custodian.

     In the opinion of the staff of the SEC, since the Custodian is an affiliate of the Adviser, the Fund and the Custodian are subject to the requirements of Rule 17f-2 under the 1940 Act. Accordingly the Fund and the Custodian intend to comply with the requirements of such Rule.

     Pursuant to the Custodian Agreement with the Fund, the Portfolio pays Mercantile an annual fee. This fee, which is paid monthly, is calculated as the greater of $6,000 or $.30 for each $1,000 of the Portfolio's average daily net assets, plus $15.00 for each purchase, sale or delivery of a security upon its maturity date, $50.00 for each interest collection or claim item, $20.00 for each transaction involving GNMA, tax-free or other non-depository registered items with monthly dividends or interest, $30.00 for each purchase, sale or expiration of an option contract, $50.00 for each purchase, sale or expiration of a futures contract, and $15.00 for each repurchase trade with an institution other than Mercantile. In addition, the Portfolio pays Mercantile's incremental costs in providing foreign custody services for any foreign-denominated and foreign-held securities and reimburses Mercantile for out-of-pocket expenses related to such services.

     BISYS Fund Services Ohio, Inc. also serves as the Fund's transfer agent and dividend disbursing agent (in those capacities, the "Transfer Agent") pursuant to a Transfer Agency Agreement. Under the Agreement, the Transfer Agent has agreed to (i) process Shareholder purchase and redemption orders; (ii) maintain Shareholder records for the Portfolio's Shareholders; (iii) process transfers and exchanges of Shares of the Portfolio; (iv) issue periodic statements for the Portfolio's Shareholders; (v) process dividend payments and reinvestments; (vi) assist in the mailing of Shareholder reports and proxy solicitation materials; and (vii) make periodic reports to the Fund's Board of Directors concerning the operations of the Portfolio.

DISTRIBUTOR AND SERVICE ORGANIZATIONS

     BISYS Fund Services (the "Distributor"), an affiliate of the Administrator, serves as the distributor of the Portfolio's Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, sells Shares of the Portfolio on a continuous basis. The Distributor has agreed to use appropriate efforts to solicit orders for the sale of Shares. With respect to the Portfolio's Trust Shares and Institutional Shares, no compensation is payable by the Fund to the Distributor for distribution services. With respect to the Portfolio's Investor A Shares, the Distributor is entitled to receive a portion of the front-end sales charge imposed on such Shares. The Distributor is also entitled to the payment of contingent deferred sales charges upon the redemption of Investor B Shares of the Portfolio. In addition, under the Distribution and Services Plan for Investor A Shares described below, the Distributor is entitled to a distribution fee at the annual rate of .10% for distribution services and under the Distribution and Services Plan for Investor B Shares described below, the Distributor is entitled to a distribution fee at the annual rate of .75% for distribution services. For information regarding the distribution services provided thereunder, see "Distribution and Services Plans" under "Management of the Fund" in the Prospectuses and "The Plans" below.

THE PLANS

     DISTRIBUTION AND SERVICES PLANS. As described in the Prospectuses, the Fund has adopted separate Distribution and Services Plans with respect to Investor A Shares and Investor B Shares of the Portfolio pursuant to the 1940 Act and Rule 12b-1 thereunder. Any material amendment to the Plans or arrangements with the Distributor or Service Organizations (which may include selected dealers and affiliates of the Fund's Adviser) must be approved by a majority of the Board of Directors, including a majority of the directors who are not "interested persons" of the Fund as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested

Directors") and by a majority of the Investor A Shares and Investor B Shares, respectively, of the Portfolio. Pursuant to the Plans, the Fund may enter into Servicing Agreements with broker-dealers and other organizations ("Servicing Agreements") that purchase Investor A Shares or Investor B Shares of the Portfolio. The Servicing Agreements provide that the Servicing Organizations will render certain shareholder administrative support services to their customers who are the record or beneficial owners of Investor A Shares or Investor B Shares. Services provided pursuant to the Servicing Agreements may include such services as providing information periodically to customers showing their positions in Investor A Shares or Investor B Shares and monitoring services for their customers who have invested in Investor A Shares or Investor B Shares, including the operation of telephone lines for daily quotations of return information.

     Service Organizations and other broker/dealers receive commissions from the Distributor for selling Investor B Shares, which are paid at the time of the sale. These commissions approximate the commissions payable with respect to sales of Investor A Shares. The distribution fees payable under the Distribution and Services Plan for Investor B Shares are intended to cover the expense to the Distributor of paying such up-front commissions, and the contingent deferred sales charge is calculated to charge the investor with any shortfall that would occur if Investor B Shares are redeemed prior to the expiration of the eight year period after which Investor B Shares automatically convert to Investor A Shares. To provide funds for the payment of up-front sales commissions, the Distributor has entered into an agreement with MVA pursuant to which MVA provides funds for the payment of commissions and other fees payable to Service Organizations and broker/dealers who sell Investor B Shares. Under the terms of that agreement, the Distributor has assigned to MVA the fees which may be payable from time to time to the Distributor under the Distribution and Services Plan for Investor B Shares and the contingent deferred sales charges payable to the Distributor with respect to Investor B Shares.

     Shares of the Predecessor Portfolio were subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Plan provided for payment of fees to Federated Securities Corp., the former distributor of the Predecessor Portfolio, at an annual rate of .25% of the Predecessor Portfolio's average daily net assets, to finance activity which was primarily intended to result in the sale of the Predecessor Portfolio's shares subject to the Plan. Pursuant to the Plan, Federated Securities Corp. was permitted to pay fees to brokers for distribution and administrative services and to administrators (i.e. financial institutions) for administrative services provided to the Predecessor Portfolio and its shareholders. For the fiscal years ended September 30, 1996,

1995 and 1994, brokers and administrators earned fees on behalf of the Predecessor Portfolio of $122,734, $84,456 and $78,171, respectively, all of which was voluntarily waived for each year.

     ADMINISTRATIVE SERVICES PLANS. As described in the applicable Prospectuses, separate Administrative Services Plans have been adopted with respect to Trust Shares and Institutional Shares of the Portfolio. Pursuant to each Plan and the Distribution and Services Plans described above, the Fund may enter into Servicing Agreements with banks, trust departments, and other financial institutions and with broker-dealers and other organizations ("Service Organizations") that purchase Trust Shares, Institutional Shares, Investor A Shares or Investor B Shares of the Portfolio, respectively. The Servicing Agreements provide that the Service Organizations will render certain shareholder administrative support services to their customers who are the record or beneficial owners of Trust Shares, Institutional Shares, Investor A Shares or Investor B Shares, respectively. Services provided pursuant to the Servicing Agreements may include some or all of the following services: (i) processing dividend and distribution payments from the Portfolio on behalf of customers; (ii) providing information periodically to customers showing their positions in Trust, Institutional, Investor A or Investor B Shares; (iii) arranging for bank wires; (iv) responding to routine customer inquiries relating to services performed by the particular Service Organization; (v) providing sub-accounting with respect to Trust, Institutional, Investor A or Investor B Shares owned of record or beneficially by customers or the information necessary for sub-accounting; (vi) as required by law, forwarding Shareholder communications (such as proxies, Shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers;
(vii) forwarding to customers proxy statements and proxies containing any proposals regarding Servicing Agreements or the related Plan; (viii) aggregating and processing purchase, redemption, and exchange requests from customers and placing net purchase and redemption orders with the Fund's Distributor; (ix) providing customers with a service that invests the assets of their accounts in Trust, Institutional, Investor A or Investor B Shares pursuant to specific or pre-authorized instructions; (x) maintaining records relating to each customer's Share transactions; or (xi) other similar services if requested by the Fund and permitted by law. In addition, Service Organizations may also provide dedicated facilities and equipment in various local locations to serve the needs of investors, including walk-in facilities, 800 numbers, and communication systems to handle shareholder inquiries, and in connection with such facilities, provide on-site management personnel and monitoring services for their customers who have invested in Investor A Shares or Investor B Shares, including the operation of telephone lines for daily quotations of return information.

     OTHER PLAN INFORMATION. The Board of Directors has approved each Plan and its respective arrangements with the Distributor, Service Organizations and broker-dealers based on information provided by the Fund's service contractors that there is a reasonable likelihood that these Plans and arrangements will benefit the Portfolio and its shareholders. Pursuant to each Plan, the Board of Directors reviews, at least quarterly, a written report of the amounts of distribution fees and/or servicing fees expended pursuant to each Plan, the Service Organizations to whom such fees were paid, and the purposes for which the expenditures were made. So long as the Fund has one or more of the above described Plans in effect, the selection and nomination of the members of the Board of Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund will be committed to the discretion of such Disinterested Directors.

     Depending upon the terms governing the particular customer accounts, Service Organizations, selected dealers, and other institutions may also charge their customers directly for cash management and other services provided in connection with the accounts, including, for example, account maintenance fees, compensating balance requirements, or fees based upon account transactions, assets, or income. An investor should therefore read the Prospectuses and this Statement of Additional Information in light of the terms of his or her account with a Service Organization, selected dealer, or other institution before purchasing Trust, Institutional, Investor A or Investor B Shares of the Portfolio.

     FUND EXPENSES. As discussed previously, the Portfolio's service contractors bear all of their own expenses in connection with the performance of their services, except that the Portfolio bears certain expenses incurred pursuant to the Distribution and Services Plans, the Administration Services Plans and certain sub-transfer agency fees (with respect to Institutional Shares). The Portfolio also bears the expenses incurred in its operations. Fund expenses include taxes, interest, fees and salaries of its directors and officers, SEC fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to Shareholders, advisory and administration fees, distribution fees for distribution services provided to and expenses assumed in connection with marketing Investor A Shares and Investor B Shares, charges of the Custodian and Transfer Agent, Service Organization fees, certain insurance premiums, outside auditing and legal expenses, costs of any independent pricing service, costs of Shareholder reports and meetings and any extraordinary expenses. The Portfolio also pays for brokerage fees, commission and other transaction charges (if any) incurred in connection with the purchase and sale of portfolio securities.

                              INDEPENDENT AUDITORS

     KPMG Peat Marwick LLP, certified public accountants, with offices at Two Nationwide Plaza, Columbus, Ohio 43215, serves as independent auditors for the Fund. KPMG Peat Marwick LLP performs an annual audit of the Fund's financial statements. Reports of its activities are provided to the Fund's Board of Directors.


                                     COUNSEL

     Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of the Fund, is a partner), Suite 1100, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496, is counsel to the Fund and will pass upon certain legal matters on its behalf.


                                  MISCELLANEOUS

     As of June 3, 1997, Mercantile held of record 99.997% and 30.171% of the outstanding Institutional and Trust shares, respectively, in the Treasury Money Market Portfolio; 94.378% and 32.788% of the outstanding Institutional and Trust shares, respectively, in the Money Market Portfolio; 78.265% of the outstanding Trust shares in the Tax-Exempt Money Market Portfolio; 95.061% and 94.922% of the outstanding Institutional and Trust shares, respectively, in the U.S. Government Securities Portfolio; 99.999% of the outstanding Trust shares in the Intermediate Corporate Bond Portfolio; 99.999% and 98.987% of the outstanding Institutional and Trust shares, respectively, in the Government & Corporate Bond Portfolio; 99.029% of the outstanding Trust Shares in the Bond Index Portfolio; 96.338% of the outstanding Trust shares in the Short-Intermediate Municipal Portfolio; 99.232% of the outstanding Trust shares in the Missouri Tax-Exempt Bond Portfolio; 99.926% of the outstanding Trust shares in the National Municipal Bond Portfolio; 99.999% and 96.061% of the outstanding Institutional and Trust shares, respectively, in the Growth & Income Equity Portfolio; 99.999% and 48.974% of the outstanding Institutional and Trust shares, respectively, in the Small Cap Equity Portfolio; 96.282% and 93.840% of the outstanding Institutional and Trust shares, respectively, in the International Equity Portfolio; 97.799% of the outstanding Trust shares in the Equity Income Portfolio; 99.999% of the outstanding Trust shares in the Equity Index Portfolio; and 99.999% and 99.849% of the outstanding Institutional and Trust shares, respectively, in the Balanced Portfolio, as fiduciary or agent on behalf of its customers. Mercantile is a wholly owned subsidiary of Mercantile Bancorporation Inc., a Missouri corporation. Under the 1940 Act, Mercantile may be deemed to be a controlling person of the Fund.

     As of the same date, the following institutions also owned of record 5% or more of the Treasury Money Market Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - Hawaiian Trust Company Ltd., 783 Funds Accounting, P.O. Box 3170, Honolulu, HI 96802-3170 (12.388%); BISYS Fund Services, FBO Mercantile EOD Sweep, Attn: Linda Zebre, First and Market Building, Suite 300, Pittsburgh, PA 15222 (47.309%); Investor A Shares - BHC Securities Inc., Attn: Cash Balance Sweep Dept., 1 Commerce Square, 11th Floor, 2005 Market Street, Philadelphia, PA 19103-0000 (51.657%); Mercantile Bank of St. Louis, NA Custodian Richard E. Crippa, Rollover IRA, 2948 Castleford Dr., Florissant, MO 63033-0000 (8.938%); St. Louis Regional Medical Center, Attn:
Sharon Edison, 5535 Delmar Blvd., St. Louis, MO 63112 (34.508%).

     As of the same date, the following institutions also owned of record 5% or more of the Money Market Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - Hawaiian Trust Company Ltd., 783 Funds Accounting, P.O. Box 3170, Honolulu, HI 96802-3170 (14.282%); Investor A Shares
- BHC Securities Inc., Attn: Cash Balance Sweep Dept., 1 Commerce Square, 11th Floor, 2005 Market St., Philadelphia, PA 19103-0000 (84.033%); BISYS Fund Services, FBO Mercantile EOD Sweep, Attn: Linda Zerbe, First and Market Building, Suite 300, Pittsburgh, PA 15222 (35.324%); Mercantile Investment Services Inc., Firm Capital Account, Attn: Judy Harbelt, P.O. Box 790121, St. Louis, MO 63179-0121 (5.072%); Investor B Shares - Mercantile Bank of St. Louis, NA Custodian Pheba A. Steinmeyer, IRA, HC 3 Box 1266, Rocky Mt., MO 65072-9042 (5.511%); Alberta Buenemann and Ernie W. Buenemann Trust, Alberta Buenemann Revocable Living Trust, 1649 Sand Run Road, Troy, MO 63379 (7.405%); Mercantile Bank of St. Louis, NA Custodian Wayne D. Matheis, Rollover IRA, RR 2 Box 142, Russellville, MO 65074 (12.082%); Merlin R. Burke and Mary Alice Burke, 2516 Highland, Sedalia, MO 65301 (5.159%); Mercantile Bank of St. Louis, NA Custodian Edwin C. Hogrebe, IRA, 5537 Goethe, St. Louis, MO 63109 (5.009%); Homer R. Turner and Edna M. Turner Trust, Edna M. Turner Trust, 33409 E. Pink Hill Rd., Grain Valley, MO 64029 (7.869%).

     As of the same date, the following institutions also owned of record 5% or more of the Tax-Exempt Money Market Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - Mark Twain Bank, Trust Operations, P.O. Box 14259 A, St. Louis, MO 63178 (6.961%); BISYS Fund Services, FBO Mercantile EOD Sweep, Attn: Linda Zerbe, First and Market Building, Suite 300, Pittsburgh, PA 15222 (5.133%); Investor A Shares - BHC Securities Inc.,
Attn: Cash Balance Sweep Dept., 1 Commerce Square, 11th Floor, 2005 Market St., Philadelphia, PA 19103-0000 (96.536%).

     As of the same date, the following institutions also owned of record 5% or more of the U.S. Government Securities Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Investor A Shares - BHC Securities Inc., Trade House Account, Attn: Mutual Fund Dept., 1 Commerce Square, 2005 Market St., Philadelphia, PA 19103-0000 (12.753%); Mercantile Bank of St. Louis, NA Custodian Edmund C. Albrecht, Jr., IRA, 236 Carlyle Lake Dr., St. Louis, MO 63141 (6.076%); Mercantile Bank of St. Louis, NA Custodian William
J. Gaffney, IRA Rollover, 1424 Bupp Road, St. Louis, MO 63131 (5.105%); Investor B Shares - BHC Securities Inc., FAO 24130191, Attn: Mutual Funds Dept., 1 Commerce Square, 2005 Market St., Suite 1200, Philadelphia, PA 19103 (12.515%); BHC Securities Inc., FAO 24342961, Attn: Mutual Funds Dept., 1 Commerce Square, 2005 Market St., Suite 1200, Philadelphia, PA 19103 (8.052%); BHC Securities Inc., FAO 24335526, Attn: Mutual Funds Dept., 1 Commerce Square, 2005 Market St., Suite 1200, Philadelphia, PA 19103 (6.477%).

     As of the same date, the following institutions also owned of record 5% or more of the Intermediate Corporate Bond Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Institutional Shares - BISYS Fund Services OH Inc., Attn: Admin. & Regulatory Services, 3435 Stelzer Rd., Columbus, OH 43219 (100.00%); Investor A Shares - Gary E. Timmons, P.O. Box 3149, Laredo, TX 78044 (23.250%); Jill Larson, 27165 Punario, Mission Viejo, CA 92692-3204 (23.250%); George Gregory Timmons, 1332 E. Desert Cv., Phoenix, AZ 85020 (23.250%); Betty Jane Eckhart, Trust Betty Jane Eckhart Trust U/A, 28265 Beach Rd., Sarcoxie, MO 64862 (29.165%);

     As of the same date, the following institutions also owned of record 5% or more of the Bond Index Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Institutional Shares - BISYS Fund Services OH Inc.,
Attn: Admin. & Regulatory Services, 3435 Stelzer Rd., Columbus, OH 43219 (100.00%); Investor A Shares - Mary Ann Butler and Pamela Butler Masson, 100 Choctaw Place, Mandeville, LA 70471-0000 (90.147%); Mary Helen Schaeffer, 5801 Quantrell Ave., No. L3, Alexandria, VA 22312 (7.677%).

     As of the same date, the following institutions also owned of record 5% or more of the Government & Corporate Bond Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Investor A Shares - BHC Securities Inc., Attn: Mutual Fund Dept., 1 Commerce Square, 2005 Market St., Philadelphia, PA 19103-0000 (12.853%); Mercantile Bank of St. Louis, NA Custodian Eugene F. Tucker, IRA Rollover, 70 Berkshire, St. Louis, MO 63117 (5.886%); Investor B Shares - Mercantile Bank of St. Louis, NA Custodian Gerald
C. Pasch, IRA, 2817 Duncan, St. Joseph, MO 64507 (5.561%); Mercantile Bank of St. Louis, NA Custodian Wayne D. Matheis, Rollover IRA, RR 2 Box 142, Russelville, MO 65074 (7.145%); BHC Securities Inc., FAO

24297770, Attn: Mutual Funds Dept., 1 Commerce Square, 2005 Market St., Suite 1200, Philadelphia, PA 19103 (10.564%); BHC Securities Inc., FAO 24337035, Attn:
Mutual Funds Dept., 1 Commerce Square, 2005 Market St., Suite 1200, Philadelphia, PA 19103 (5.767%).

     As of the same date, the following institutions also owned of record 5% or more of the Short-Intermediate Municipal Bond Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Investor A Shares - James Sutten, P.O. Box 2465, Inverness, FL 34451-2465 (6.486%); Lane P. Baker and Madelynn A. Baker, P.O. Box 979, Essex, CT 06426-0000 (93.447%).

     As of the same date, the following institutions also owned of record 5% or more of the Missouri Tax-Exempt Bond Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Investor A Shares - BHC Securities Inc., Trade House Account, Attn: Mutual Fund Dept., 1 Commerce Square, 2005 Market St., Philadelphia, PA 19103-0000 (33.666%); Investor B Shares - BHC Securities Inc., FAO 24293705, Attn: Mutual Funds Dept., 1 Commerce Square, 2005 Market St., Philadelphia, PA 19103 (5.070%); BHC Securities Inc., FAO 2429054, Attn:
Mutual Funds Dept., 1 Commerce Square, 2005 Market St., Suite 1200, Philadelphia, PA 19103 (10.823%); BHC Securities Inc., FAO 24286677, Attn:
Mutual Funds Dept., 1 Commerce Square, Suite 1200, Philadelphia, PA 19103 (6.510%); Corelink Financial, Inc., P.O. Box 4054, Concord, CA 94524 (33.272%).

     As of the same date, the following institutions also owned of record 5% or more of the National Municipal Bond Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Investor A Shares - Lane P. Baker and Madelynn A. Baker, P.O. Box 979, Essex, CT 06426-0000 (9.267%); Gail P. Ruga, 207 Aintree Road, Rolla, MO 65401-3760 (21.016%); Kim P. Wheeler, Stifel Nicolaus & Co., Inc., 500 North Broadway, St. Louis, MO 63102 (21.016%); BHC Securities Inc., Trade House Account, Attn: Mutual Funds Dept., 1 Commerce Square, 2005 Market St., Suite 1200, Philadelphia, PA 19103 (22.779%); Merrill Lynch Pierce Fenner & Smith, FBO James M. Jenkins A, Acct. No. 431- 12C46, Attn:
Stock Powers, 4800 Dear Lake Dr. East, 2nd Floor, Jacksonville, FL 32246 (20.084%); Charles O. Lewis, 1825 39th Avenue, Vero Beach, FL 32960 (5.026%);
Investor B Shares - BISYS Fund Services OH Inc., Seed Account, 3435 Stelzer Rd., Suite 1000, Columbus, OH 43219-0000 (100.00%).

     As of the same date, the following institutions also owned of record 5% or more of the Equity Income Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Institutional Shares - BISYS Fund Services OH Inc., Attn: Admin. & Regulatory Services, 3435 Stelzer Rd., Columbus, OH 43219 (100.00%); Investor A Shares - Mary Helen Schaeffer,

5801 Quantrell Ave., No. L3, Alexandria, VA 22312 (9.050%); Mary Ann Butler and Pamela Butler Masson, 100 Choctaw Place, Mandeville, LA 70471-0000 (55.739%); Betty Jane Eckhart, Trust Betty Jane Eckhart Trust U/A, 28 265 Beech Road, Sarcoxie, MO 64862 (33.569%); Investor B Shares - BISYS Fund Services OH, Inc.,
Attn: Admin. & Regulatory Services, 3435 Stelzer Rd., Columbus, OH 43219 (14.751%); Corelink Financial Inc., P.O. Box 4054, Concord, CA 94524 (85.248%).

     As of the same date, the following institutions also owned of record 5% or more of the Equity Index Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Institutional Shares - BISYS Fund Services, Att:
Admin. & Regulatory Services, 3435 Stelzer Rd., Columbus, OH 43219 (100.000%); Investor A Shares - Walter B. Grimm, 5425 Stockton Ct., Powell, OH 43065-0000 (50.000%); BISYS Fund Services, Attn: Admin. & Regulatory Services, 3435 Stelzer Rd., Columbus, OH 43219 (50.000%).

     As of the same date, the following institutions also owned of record 5% or more of the Growth & Income Equity Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Investor A Shares - BHC Securities Inc., Trade House Account, Attn: Mutual Fund Dept., 1 Commerce Square, 2005 Market St., Philadelphia, PA 19103-0000 (36.117%).

     As of the same date, the following institutions also owned of record 5% or more of the Small Cap Equity Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - State Street Bank & Trust Co., Trust Pioneer Hi-Bred International Savings Plan Trust, 1 Enterprise Dr., Mail Stop D13, North Quincy, MA 02171 (16.914%); The Northern Trust Co., Trust Carpenters Pension Trust Fund, Attn: Mutual Fund, P.O. Box 92956, Chicago, IL 60675-2956 (7.590%); American Bar Endowment, 750 N. Lake Shore Dr., Chicago, IL 60611 (7.078%); Investor A Shares - BHC Securities Inc., Trade House Account,
Attn: Mutual Fund Dept., 1 Commerce Square, 2005 Market St., Philadelphia, PA 19103-0000 (42.092%).

     As of the same date, the following institutions also owned of record 5% or more of the International Equity Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - Boat & Co., P.O. Box 14737, St. Louis, MO 63178-4737 (5.958%); Investor A Shares - BHC Securities Inc., Trade House Account, 2005 Market St., Philadelphia, PA 19103-0000 (43.822%); Frances Dakers, 200 E. 89th St. 28D, New York, NY 10128 (11.982%).

     As of the same date, the following institutions also owned of record 5% or more of the Balanced Portfolio's outstanding share as fiduciary or agent on behalf of their customers: Investor A Shares - BHC Securities Inc., Trade House

Account, Attn: Mutual Fund Dept., 1 Commerce Square 2005 Market St., Philadelphia, PA 19103-0000 (19.088%); Mercantile Bank of St. Louis, NA Custodian Robert W. Davis, Rollover IRA, 818 Broadway, Elsberry, MO 63343 (5.294%); Investor B Shares - Mercantile Bank of St. Louis, NA Custodian Edmund Frances Codr, Rollover IRA, 2820 S. 42nd St., St. Joseph, MO 64503 (5.627%); BHC Securities Inc., FAO 24176688, Attn: Mutual Funds Dept., 1 Commerce Square, 2005 Market St., Philadelphia, PA 19103 (10.530%); BHC Securities Inc., FAO 24273057,
Attn: Mutual Funds Dept., 1 Commerce Square, 2005 Market St., Philadelphia, PA 19103 (6.224%); Mercantile Bank of St. Louis, NA Custodian Richard Dell Woods, SEP IRA, 3114 Pickett Rd., St. Joseph, MO 64503 (7.111%); Mercantile Bank of St. Louis, NA Custodian Gerald C. Pasch, IRA, 2817 Duncan, St. Joseph, MO 64507 (5.904%).

     On the basis of information received from these institutions, the Fund believes that substantially all of the Shares owned of record were also beneficially owned by these institutions because they possessed or shared voting or investment power with respect to such Shares on behalf of their underlying accounts.


                              FINANCIAL STATEMENTS

     The financial statements of the Predecessor Portfolio for the fiscal year ended September 30, 1996 and periods prior thereto, which have been incorporated by reference into this Statement of Additional Information, and the information included in the Financial Highlights table for the same periods, which appears in the Prospectus for Investor A and Investor B Shares of the Portfolio, have been audited by KPMG Peat Marwick LLP, independent accountants for the Predecessor Portfolio, whose report thereon is incorporated by reference into this Statement of Additional Information, and have been incorporated by reference, or included, in reliance upon the report of said firm as independent accountants given upon their authority as experts in accounting and auditing. The financial statements of the Predecessor Portfolio for the six months ended March 31, 1997, which are incorporated by reference into this Statement of Additional Information, and the information included in the Financial Highlights table for the same period which appears in the Prospectus for Investor A and Investor B Shares of the Portfolio, are unaudited.

                                   APPENDIX A


COMMERCIAL PAPER RATINGS

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

     "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

     "A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

     "A-3" - Issue has an adequate capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes and circumstances than an obligation carrying a higher designation.

     "B" - Issue has only a speculative capacity for timely payment.

     "C" - Issue has a doubtful capacity for payment.

     "D" - Issue is in payment default.


     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

     "Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

     "Prime-2" - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

     "Prime-3" - Issuer or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     "Not Prime" - Issuer does not fall within any of the Prime rating categories.


     The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D- 1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

     "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

     "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

     "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

     "D-3" - Debt possesses satisfactory liquidity, and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

     "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

     "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


     Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

     "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

     "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

     "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

     "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

     "D" - Securities are in actual or imminent payment default.

     Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.


     Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which is issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

     "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

     "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

     "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

     "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.


     IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

     "A1+" - Obligations supported by the highest capacity for timely repayment.

     "A1" - Obligations are supported by a strong capacity for timely repayment.

     "A2" - Obligations are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

     "A3" - Obligations are supported by a satisfactory capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic or financial conditions than for obligations in higher categories.

     "B" - Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

     "C" - Obligations for which there is an inadequate capacity to ensure timely repayment.

     "D" - Obligations which have a high risk of default or which are currently in default.


CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

     The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

     "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

     "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

     "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

     "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

     "B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

     "CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

     "CC" - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

     "C" - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     "CI" - This rating is reserved for income bonds on which no interest is being paid.

     "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

     "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

     "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

     Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

     Moody's applies numerical modifiers 1, 2 and 3 in each generic classification from "Aa" to "B" in its bond rating system. The modifier 1 indicates that the issuer ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks at the lower end of its generic rating category.

     The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

     "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

     "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

     "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

     "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

     "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

     To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.


     The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

     "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

     "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     "BB," "B," "CCC," "CC," "C," "DDD," "DD," and "D"-Bonds that possess one of these ratings are considered by Fitch to be speculative investments. The ratings "BB" to "C" represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating "DDD" to "D" is an assessment of the ultimate recovery value through reorganization or liquidation.

     To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.


     IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

     "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

     "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

     "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

     "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

     "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

     IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.


     Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

     "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

     "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

     "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

     "D" - This designation indicates that the long-term debt is in default.

     PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

                                    FORM N-1A

                            PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits


         (a)      For Registrant's Growth Equity Portfolio:



                  (1)      Included in Part A:



                           (a) Financial Highlights (unaudited) for Arrow Funds Equity Portfolio for the six-month period ended March 31, 1997.



                           (b) Financial Highlights for Arrow Funds' Equity Portfolio for the period January 4, 1993 (date of initial public investment) through September 30, 1993 and for the fiscal years ended September 30, 1994, 1995 and 1996.



                  (2)      Included in Part B:



                           (a) Unaudited Financial Statements for the Arrow Equity Portfolio included in Arrow Funds' Semi-Annual Report to Shareholders dated March 31, 1997 and previously filed with the Commission are incorporated herein by reference.



                           (b) Financial Statements for the Arrow Equity Portfolio included in the Arrow Funds' Annual Report to Shareholders dated September 30, 1996 and previously filed with the Commission are incorporated herein by reference.


         (b)      Exhibits:

                  (1)      (a)  Articles of Incorporation dated September 9,
                                1982.(3)

                           (b) Articles Supplementary to Registrant's Articles of Incorporation dated October 28, 1982.(3)

                           (c) Articles Supplementary to Registrant's Articles of Incorporation dated December 22, 1987.(3)

                           (d) Articles Supplementary to Registrant's Articles of Incorporation dated as of October 30, 1990.(3)

                           (e) Articles Supplementary to Registrant's Articles of Incorporation dated as of November 9, 1990.(3)

                           (f) Articles Supplementary to Registrant's Articles of Incorporation dated as of March 19, 1991.(3)

                           (g) Certificate of Correction dated April 30, 1991 to Articles Supplementary dated as of March 19, 1991.(3)

                           (h) Articles Supplementary to Registrant's Articles of Incorporation dated as of June 25, 1991.(3)

                           (i) Articles Supplementary to Registrant's Articles of Incorporation dated as of November 15, 1991.(3)

                           (j) Articles Supplementary to Registrant's Articles of Incorporation dated as of January 26, 1993.(3)

                           (k) Articles Supplementary to Registrant's Articles of Incorporation dated as of March 23, 1993.(3)

                           (l) Articles Supplementary to Registrant's Articles of Incorporation dated as of March 7, 1994.(3)

                           (m) Certificate of Correction dated October 17, 1994 to Articles Supplementary dated as of March 8, 1994 to Registrant's Articles of
                                Incorporation.(3)

                           (n) Articles Supplementary to Registrant's Articles of Incorporation dated as of February 22, 1995.(3)

                           (o) Articles Supplementary to Registrant's Articles of Incorporation dated as of April 17, 1995.(3)

                           (p) Articles Supplementary to Registrant's Articles of Incorporation dated June 27, 1995.(3)

                           (q) Articles Supplementary to Registrant's Articles of Incorporation dated September 18, 1995.(3)

                           (r) Articles Supplementary to Registrant's Articles of Incorporation dated August 30, 1996.(5)

                           (s) Articles Supplementary to Registrant's Articles of Incorporation dated February 3, 1997.(7)


                           (t) Form of Articles Supplementary to Registrant's Articles of Incorporation.


                  (2) Restated and Amended By-Laws as approved and adopted by Registrant's Board of Directors.(6)

                  (3)           None.

                  (4)           None.

                  (5)      (a)  Amended and Restated Advisory Agreement between
                                Registrant and Mississippi Valley Advisors Inc. dated April 1, 1991.(3)

                           (b) Addendum No. 1 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the ARCH Treasury Money Market Portfolio, dated September 27, 1991.(3)

                           (c) Addendum No. 2 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors, Inc. with respect to the ARCH Small Cap Equity (formerly Emerging Growth Portfolio), dated April 1, 1992.(3)

                           (d) Addendum No. 3 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the ARCH Balanced Portfolio dated April 1, 1993.(3)

                           (e) Addendum No. 4 to Amended and Restated Advisory Agreement between Registrant and

                                Mississippi Valley Advisors Inc. dated March 15, 1994.(3)

                           (f) Addendum No. 5 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the Short-Intermediate Municipal Portfolio dated July 10, 1995.(3)

                           (g) Addendum No. 6 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the Tax-Exempt Money Market, Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Portfolios dated September 29, 1995.(3)

                           (h) Addendum No. 7 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the Equity Income, National Municipal Bond and Intermediate Corporate Bond (formerly Short-Intermediate Corporate Bond Portfolios) dated November 15, 1996.(6)

                           (i) Addendum No. 8 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the Equity Index and Bond Index Portfolios dated February 14, 1997.(7)


                           (j) Form of Addendum No. 9 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the Small Cap Equity Index Portfolio.



                           (k) Form of Addendum No. 10 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the Growth Equity Portfolio.



                           (l) Sub-Advisory Agreement between Mississippi Valley Advisors Inc. and Clay Finlay Inc. dated August 29, 1996.(5)


                  (6)      (a)  Distribution Agreement between Registrant and
                                The Winsbury Company Limited Partnership dated October 1, 1993 is incorporated herein by reference to Exhibit (6)(a) of Post-Effective Amendment No. 25 to Registrant's

                                Registration Statement on Form N-1A, filed
                                November 8, 1994.

                           (b) Addendum No. 1 to Distribution Agreement between Registrant and The Winsbury Company Limited Partnership with respect to the ARCH International Equity Portfolio dated March 15, 1994 is incorporated herein by reference to Exhibit (6)(b) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed November 8, 1994.

                           (c) Addendum No. 2 to Distribution Agreement between Registrant and The Winsbury Company Limited Partnership with respect to Investor B Shares of the non-money market Portfolios dated March 1, 1995 is incorporated herein by reference to Exhibit (6)(c) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed April 14, 1995.

                           (d) Addendum No. 3 to Distribution Agreement between Registrant and The Winsbury Company Limited Partnership with respect to the Short-Intermediate Municipal Portfolio and Investor B Shares of the Money Market Portfolio is incorporated herein by reference to Exhibit
                                (6)(d) of Post-Effective Amendment No. 31 to
                                Registrant's Registration Statement on Form
                                N-1A, filed September 20, 1995.

                           (e) Addendum No. 4 to Distribution Agreement between Registrant and The Winsbury Company Limited Partnership with respect to the Tax-Exempt
                                Money Market, Missouri Tax-Exempt Bond and
                                Kansas Tax-Exempt Bond Portfolios dated
                                September 29, 1995.(3)

                           (f) Addendum No. 5 to Distribution Agreement between Registrant and BISYS Fund Services with respect to the Equity Income, National Municipal Bond and Intermediate Corporate Bond (formerly Short-Intermediate Corporate Bond) Portfolios dated November 15, 1996.(6)

                           (g) Addendum No. 6 to Distribution Agreement between Registrant and BISYS Fund Services with respect to the Equity Index and Bond Index Portfolios dated February 14, 1997.(7)

                           (h) Form of Addendum No. 7 to Distribution Agreement between Registrant and BISYS Fund Services with respect to the Growth Equity and Small Cap Equity Index Portfolios.



                           (i) Amendment No. 1 to Distribution Agreement between Registrant and The Winsbury Company Limited Partnership dated as of September 29, 1995.(1)


                  (7)           None.

                  (8)      (a)  Custodian Agreement between Registrant and
                                Mercantile Bank of St. Louis, National
                                Association dated as of April 1, 1992 is incorporated herein by reference to Exhibit
                                (8)(a) of Post-Effective Amendment No. 17 to
                                Registrant's Registration Statement on Form
                                N-1A, filed March 31, 1992.

                           (b) Custody Fee Agreement between Registrant and Mercantile Bank of St. Louis, National Association dated April 1, 1995 is incorporated herein by reference to Exhibit (8)(b) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed April 14, 1995.

                           (c) Custody Fee Agreement between Registrant and Mercantile Bank of St. Louis, National Association dated July 10, 1995 is incorporated herein by reference to Exhibit (8)(c) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A, filed September 20, 1995.

                           (d) Custody Fee Agreement between Registrant and Mercantile Bank of St. Louis, National Association dated September 29, 1995.(3)

                           (e) Custody Fee Agreement between Registrant and Mercantile Bank National Association dated November 15, 1996.(6)

                           (f) Custody Fee Agreement between Registrant and Mercantile Bank National Association dated February 14, 1997.(7)


                           (g) Form of Custody Fee Agreement between Registrant and Mercantile Bank of St. Louis National Association.

                           (h) Global Sub-Custodian Agreement among Bankers Trust Company of New York, Registrant and Mercantile Bank of St. Louis, National Association dated as of April 1, 1994 is incorporated herein by reference to Exhibit
                                (8)(j) of Post-Effective Amendment No. 25 to
                                Registrant's Registration Statement on Form
                                N-1A, filed November 8, 1994.



                           (i) Securities Lending Amendment dated August 4, 1994 to Custodian Agreement dated April 1, 1992 between Registrant and Mercantile Bank of St. Louis, National Association is incorporated herein by reference to Exhibit (8)(k) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed November 8, 1994.


                  (9)      (a)  Administration Agreement between Registrant and
                                The Winsbury Service Corporation dated October 1, 1993 is incorporated herein by reference to Exhibit (9)(a) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed November 8, 1994.

                           (b) Addendum No. 1 to Administration Agreement between Registrant and The Winsbury Service Corporation with respect to the ARCH International Equity Portfolio dated March 15, 1994 is incorporated herein by reference to Exhibit (9)(b) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed November 8, 1994.

                           (c) Addendum No. 2 to Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. (formerly known as The Winsbury Service Corporation) with respect to Investor B Shares of the non-money market Portfolios dated as of March 1, 1995 is incorporated herein by reference to Exhibit (9)(c) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed April 14, 1995.

                           (d) Addendum No. 3 to Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Short-Intermediate Municipal Portfolio and Investor B Shares of the Money Market Portfolio dated July 10, 1995 is incorporated herein by reference to Exhibit (9)(d) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A, filed September 20, 1995.(3)

                           (e) Addendum No. 4 to Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Tax-Exempt Money Market, Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Portfolios dated September 29, 1995.(3)

                           (f) Addendum No. 5 to Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Equity Income, National Municipal Bond and Intermediate Corporate bond (formerly Short-Intermediate Corporate Bond) Portfolios dated November 15, 1996.(6)

                           (g) Addendum No. 6 to Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Equity Index and Bond Index Portfolios dated February 14, 1997.(7)



                           (h) Form of Addendum No. 7 to Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Growth Equity and Small Cap Equity Index Portfolios.



                           (i) Transfer Agency Agreement between Registrant and The Winsbury Service Corporation dated October 1, 1993 is incorporated herein by reference to Exhibit (9)(c) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed November 8, 1994.



                           (j) Addendum No. 1 to Transfer Agency Agreement between Registrant and The Winsbury Service Corporation with respect to the ARCH International Equity Portfolio dated March 15, 1994 is incorporated herein by reference to Exhibit (9)(d) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed November 8, 1994.

                           (k) Addendum No. 2 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. (formerly known as The Winsbury Service Corporation) with respect to Investor B Shares of the non-money market Portfolios dated as of March 1, 1995 is incorporated herein by reference to Exhibit (9)(g) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed April 14, 1995.



                           (l) Addendum No. 3 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Short-Intermediate Municipal Portfolio and Investor B Shares of the Money Market Portfolio is incorporated herein by reference to Exhibit (9)(i) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A, filed September 20, 1995.



                           (m) Addendum No. 4 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Tax-Exempt Money Market, Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Portfolios dated September 29, 1995.(3)



                           (n) Addendum No. 5 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Equity Income, National Municipal Bond and Intermediate Corporate Bond (formerly Short-Intermediate Corporate Bond) Portfolios dated November 15, 1996.(6)



                           (o) Addendum No. 6 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Equity Index and Bond Index Portfolios dated February 14, 1997.(7)



                           (p) Form of Addendum No. 7 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Growth Equity and Small Cap Equity Index Portfolios.



                           (q) Amendment No. 1 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated as of September 29, 1995.(1)

                           (r) Amendment No. 2 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated October 1, 1995.(3)



                           (s)  (1)  Distribution and Services Plan (Investor A
                                     Shares) under Rule 12b-1 and Form of
                                     Agreement.



                                (2) Distribution and Services Plan (Investor B Shares) under Rule 12b-1 and Form of Agreement.



                                (3) Administrative Services Plan (Trust Shares) and Form of Agreement.



                                (4) Administrative Services Plan (Institutional Shares) and Form of Agreement.


                (10)       Opinion and consent of counsel.(2)

                (11)       (a)  Consent of KPMG Peat Marwick LLP.

                           (b)  Consent of Drinker Biddle & Reath LLP.

                (12)       None.

                (13)       (a)  Purchase Agreement between Registrant and
                                Shearson/American Express Inc. dated November 23, 1982, is incorporated herein by reference to Exhibit (13) of Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1, filed on November 24, 1982.

                           (b) Purchase Agreement between Registrant and The Winsbury Service Corporation dated April 1, 1994 is incorporated herein by reference to Exhibit
                                (13)(b) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed November 8, 1994.

                           (c) Purchase Agreements between Registrant and BISYS Fund Services Ohio, Inc. dated as of February 28, 1995 are incorporated herein by reference to Exhibit (13)(c) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed April 14, 1995.

                           (d) Purchase Agreements between Registrant and BISYS Fund Services Ohio, Inc. dated as of July 7, 1995 are incorporated herein by reference to Exhibit (13)(d) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A, filed September 20, 1995.

                           (e) Purchase Agreements between Registrant and BISYS Fund Services Ohio, Inc. dated September 29, 1995.(3)

                           (f) Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated November 14, 1996.(6)

                           (g) Purchase Agreements between Registrant and BISYS Fund Services Ohio, Inc. dated February 6, 1997.(7)

                           (h) Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated February 27, 1997.(7)


                           (i) Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated April 30, 1997.(8)



                           (j) Forms of Purchase Agreements between Registrant and BISYS Fund Services Ohio, Inc.


                (14)       None.

                (15)       None.

                (16)       (a)  Schedule of Computation of Performance
                                Calculations for Investor A (formerly Investor) Shares and Trust Shares of the Money Market, Treasury Money Market, Government & Corporate Bond, Growth & Income Equity, U.S. Government Securities, Emerging Growth and Balanced Portfolio are incorporated herein by reference to Exhibit (16) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A, filed on March 31, 1994.

                           (b)  Schedule of Computation of Performance
                                Calculations for Investor A (formerly Investor), Trust and Institutional Shares of the International Equity Portfolio is incorporated herein by reference to Exhibit
                                (16)(b) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed November 8, 1994.

                           (c)  Schedule of Computation of Performance
                                Calculations for Institutional Shares of the Money Market, Treasury Money Market, Government & Corporate Bond, Growth & Income Equity, U.S. Government Securities, Emerging Growth, Balanced and International Equity Portfolios is incorporated herein by reference to Exhibit
                                (16)(c) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed April 14, 1995.

                           (d)  Schedule of Computation of Performance
                                Calculations for Investor B Shares of the
                                Government & Corporate Bond, Growth & Income
                                Equity, U.S. Government Securities, Emerging
                                Growth, Balanced and International Equity
                                Portfolios is incorporated herein by reference to Exhibit (16)(c) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed April 14, 1995.

                           (e)  Schedule of Computation of Performance
                                Calculations for Trust Shares and Investor A
                                Shares of the Short-Intermediate Municipal
                                Portfolio.(1)

                           (f)  Schedule of Computation of Performance
                                Calculations for Trust and Investor A Shares of the Tax-Exempt Money Market, Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Portfolios and for Investor B Shares of the Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Portfolios.(3)

                           (g)  Schedule of Computation of Performance
                                Calculations for Trust, Investor A and Investor B Shares of the National Municipal Bond Portfolio.(6)


                           (h)  Schedule of Computation of Performance
                                Calculations for Trust, Investor A and Investor B Shares of the National Municipal Bond Portfolio.(8)

                (18) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System.



                (27)       None.


------------------------------

1. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on January 2, 1996.

2. Filed under Rule 24f-2 as part of Registrant's Rule 24f-2 Notice on January 28, 1997.

3. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on February 28, 1996.

4. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on March 28, 1996.

5. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on October 8, 1996.

6. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on January 30, 1997.

7. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on March 31, 1997.


8. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on May 28, 1997.



Item 25.          Persons Controlled By or Under Common Control with Registrant

         Not Applicable.

Item 26.          Number of Holders of Securities


         As of May 30, 1997:



                                                          Number of
                    Title of Class                     Record Holders
                    --------------                     --------------
Class A Common Stock (The ARCH
   Money Market Portfolio) .......................          178
Class A - Special Series 1 Common Stock
  (The ARCH Money Market
  Portfolio) .....................................           51
Class A - Special Series 2 Common Stock
  (The ARCH Money Market Portfolio) ..............            3
Class A - Special Series 3 Common Stock
  (The ARCH Money Market
  Portfolio) .....................................           49
Class B Common Stock (The ARCH
  (Treasury Money Market
  Portfolio) .....................................           12
Class B - Special Series 1 Common Stock
  (The ARCH Treasury Money Market
  Portfolio) .....................................           24
Class B - Special Series 2 Common Stock
  (The ARCH Treasury Money Market
  Portfolio) .....................................            2
Class C Common Stock (The ARCH
  Growth & Income Equity
  Portfolio) .....................................         1373
Class C -Special Series 1 Common Stock
  (The ARCH Growth & Income Equity
  Portfolio) .....................................           15
Class C -Special Series 2 Common Stock
  (The ARCH Growth & Income Equity
  Portfolio) .....................................            3
Class C -Special Series 3 Common Stock
  (The ARCH Growth & Income Equity
  Portfolio) .....................................          585
Class D Common Stock (The ARCH
  Government & Corporate Bond
  Portfolio) .....................................          213
Class D - Special Series 1 Common Stock
  (The ARCH Government & Corporate Bond
  Portfolio) .....................................            7
Class D - Special Series 2 Common Stock
  (The ARCH Government & Corporate Bond
  Portfolio) .....................................            3
Class D - Special Series 3 Common Stock
  (The ARCH Government & Corporate Bond
  Portfolio) .....................................           58
Class E Common Stock (The ARCH
  U.S. Government Securities
  Portfolio) .....................................          195
Class E - Special Series 1 Common Stock
  (The ARCH U.S. Government Securities
  Portfolio) .....................................            5
Class E - Special Series 2 Common Stock
  (The ARCH U.S. Government Securities
  Portfolio) .....................................            4

                                                          Number of
                    Title of Class                     Record Holders
                    --------------                     --------------
Class E - Special Series 3 Common Stock
  (The ARCH U.S. Government Securities
  Portfolio)......................................           57
Class F Common Stock (The ARCH Small
  Cap Equity Portfolio)...........................          868
Class F - Special Series 1 Common Stock
  (The ARCH Small Cap Equity
  Portfolio)......................................           18
Class F - Special Series 2 Common Stock
  (The ARCH Small Cap Equity
  Portfolio)......................................            3
Class F - Special Series 3 Common Stock
  (The ARCH Small Cap Equity
  Portfolio)......................................          272
Class G Common Stock (The ARCH Balanced
  Portfolio)......................................          242
Class G - Special Series 1 Common Stock
  Common Stock (The ARCH Balanced
  Portfolio)......................................            4
Class G - Special Series 2 Common Stock
  Stock (The ARCH Balanced
  Portfolio)......................................            3
Class G Common Stock - Special Series 3
  Common Stock (The ARCH Balanced
  Portfolio)......................................           58
Class H Common Stock (The ARCH
  International Equity
  Portfolio)......................................          268
Class H - Special Series 1 Common
  Stock - (The ARCH International Equity
  Portfolio)......................................            5
Class H - Special Series 2 Common Stock
  (The ARCH International Equity
  Portfolio)......................................            3
Class H - Special Series 3 Common Stock
  (The ARCH International Equity
  Portfolio)......................................          153
Class I Common Stock (The ARCH
  Short-Intermediate Municipal
  Portfolio)......................................            4
Class I - Special Series 1 Common Stock
  (The ARCH Short-Intermediate
   Municipal Portfolio)...........................            3
Class J Common Stock (The ARCH Tax-Exempt
   Money Market Portfolio)........................           16
Class J - Special Series 1
  Common Stock (The ARCH Tax-Exempt Money
  Market Portfolio)...............................           25
Class K Common Stock (The ARCH Missouri
   Tax-Exempt Bond Portfolio).....................          485
Class K - Special Series 1
  Common Stock (The ARCH Missouri
  Tax-Exempt Bond Portfolio)......................            4
Class K - Special Series 2
  Common Stock (The ARCH Missouri
  Tax-Exempt Bond Portfolio)......................           45
Class L Common Stock (The ARCH Kansas

                                                                           Number of
                    Title of Class                                       Record Holders
                    --------------                                       --------------
  Tax-Exempt Bond Portfolio) .........................................         0
Class L - Special Series 1
  Common Stock (The ARCH Kansas
  Tax-Exempt Bond Portfolio) .........................................         0
Class L - Special Series 2
  Common Stock (The ARCH Kansas
  Tax-Exempt Bond Portfolio) .........................................         0
Class M - Common Stock (The ARCH Equity
  Income Portfolio) ..................................................         3
Class M - Special Series 1
  Common Stock (The ARCH Equity Income Portfolio) ....................         3
Class M - Special Series 2
  Common Stock (The ARCH Equity Income Portfolio) ....................         1
Class M - Special Series 3
  Common Stock (The ARCH Equity Income Portfolio) ....................         2
Class N - Common Stock (The ARCH National
  Municipal Bond Portfolio) ..........................................         9
Class N - Special Series 1
  Common Stock (The ARCH National
  Municipal Bond Portfolio) ..........................................         5
Class N - Special Series 2
  Common Stock (The ARCH National
  Municipal Bond Portfolio) ..........................................         1
Class O - Common Stock (The ARCH Intermediate
  Corporate Bond Portfolio) ..........................................         4
Class O - Special Series 1
  Common Stock (The ARCH Intermediate
  Corporate Bond Portfolio) ..........................................         3
Class O - Special Series 2
  Common Stock (The ARCH Intermediate
  Corporate Bond Portfolio) ..........................................         1
Class P - Common Stock (The ARCH Equity
  Index Portfolio) ...................................................         2
Class P - Special Series 1
  Common Stock (The ARCH Equity Index
  Portfolio) .........................................................         2
Class P - Special Series 2
  Common Stock (The ARCH Equity Index
  Portfolio) .........................................................         1
Class Q - Common Stock (The ARCH Bond Index
  Portfolio) .........................................................         3
Class Q - Special Series 1
  Common Stock (The ARCH Bond Index Portfolio) .......................         4
Class Q - Special Series 2
  Common Stock (The ARCH Bond Index Portfolio) .......................         1
Class R - Common Stock (The ARCH Small Cap Equity Index
  Portfolio) .........................................................         0
Class R - Special Series 1
  (The ARCH Small Cap Equity Index Portfolio) ........................         0
Class R - Special Series 2
  (The ARCH Small Cap Equity Index Portfolio) ........................         0
Class S - Common Stock (The ARCH Growth Equity
  Portfolio) .........................................................         0
Class S - Special Series 1
  (The ARCH Growth Equity Portfolio) .................................         0
Class S - Special Series 2
  (The ARCH Growth Equity Portfolio) .................................         0

Class S - Special Series 3
  (The ARCH Growth Equity Portfolio)..................................         0



Item 27.   Indemnification

         Indemnification of Registrant's principal underwriter, custodian and transfer agent against certain losses is provided for, respectively, in Sections
1.11 and 1.12 of the Distribution Agreement, incorporated herein by reference as Exhibit (6)(a), and Sections 24 and 18, respectively, of the Custody Agreement, incorporated herein by reference as Exhibit (8)(a) and the Transfer Agency Agreement incorporated herein by reference as Exhibit (9)(c). The Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its directors, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with the Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.     Business and Other Connections of Investment Adviser

         A. Mercantile Bank National Association ("Mercantile") is a full-service national bank located in St. Louis, Missouri. Mississippi Valley Advisors Inc. is a wholly-owned subsidiary of Mercantile and is responsible for providing advisory services to each of Registrant's investment portfolios.

         B. The information required by this Item 28 with respect to each Director and Officer of Mercantile and Mississippi Valley Advisors Inc. is incorporated by reference to Form ADV and Schedules A and D filed by Mississippi Valley Advisors Inc. with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934 (File No. 801-28897).

         C. Clay Finlay Inc. is registered as an investment adviser with the Securities and Exchange Commission and provides sub-advisory services to the Registrant's International Equity Portfolio.

         D. The information required by this Item 28 with respect to each Director and Officer of Clay Finlay Inc. is included in Form ADV and Schedules A and D filed by Clay Finlay Inc. with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934 (File No. 801-17316).

Item 29.  Principal Underwriter

         A. BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (formerly The Winsbury Company Limited Partnership) acts as distributor and its affiliate, BISYS Fund Services Ohio, Inc., acts as administrator for the Registrant. BISYS Fund Services also distributes the securities of American Performance Funds, AmSouth Mutual Funds, The BB&T Mutual Funds Group, The Coventry Group, First Choice Funds Trust, Fountain Square Funds, HSBC Family of Funds, The Highmark Group, The Infinity Mutual Funds, Inc., The Kent Funds, MarketWatch Funds, MMA Praxis Mutual Funds, M.S.D. & T. Funds, Inc., Pacific Capital Funds, Parkstone Group of Funds, The Parkstone Advantage Funds, Pegasus Funds, Qualivest Funds, The Republic Funds, The Riverfront Funds, Inc., SBSF Funds, Inc. d/b/a Key Mutual Funds, The Sessions Group, Summit Investment Trust, The Time Horizon Funds and The Victory Portfolios, each of which is a management investment company.

         B. To the best of Registrant's knowledge, the partners of BISYS Fund Services are as follows:

                                  Positions and Offices
   Name and Principal                  with BISYS              Positions and Offices
    Business Address                 Fund Services                with Registrant
   ------------------             ---------------------        ---------------------
BISYS Fund Services, Inc.         Sole General Partner                  None
3435 Stelzer Road
Columbus, Ohio 43219-3035

WC Subsidiary Corporation         Sole Limited Partner
3435 Stelzer Road                                                       None
Columbus, Ohio 43219-3035


         C. None.


Item 30.  Location of Accounts and Records

(1) Mercantile Bank National Association, One Mercantile Center, 8th and Locust Streets, St. Louis, MO 63101 (records relating to its functions as custodian).

(2) BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as distributor).

(3) Mississippi Valley Advisors Inc., 7th and Washington Streets, 21st Floor, St. Louis, MO 63101 (records relating to its functions as investment adviser).

(4) BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its function as administrator).

(5) BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its function as transfer agent and dividend disbursing agent).

(6) Drinker Biddle & Reath LLP, Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, PA 19107-3496 (Registrant's Articles of Incorporation, By-Laws and Minute Books).

(7) Clay Finlay Inc. 200 Park Avenue, 56th Floor, New York, New York 10166 (records relating to its function as sub-adviser to the International Equity Portfolio).

(8) Bankers Trust Company, 16 Wall Street, New York, New York 10005 (records relating to its function as sub-custodian for the International Equity Portfolio).

Item 31.     Management Services

         Inapplicable.

Item 32.     Undertakings

         (a) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

         (b) Registrant hereby undertakes to file a post-effective amendment with respect to the ARCH Equity Income and Intermediate Corporate Bond (formerly Short-Intermediate Corporate Bond) Portfolios, using financial statements that need not be certified, within four to six months from the effective date of the Registration Statement pertaining to such Portfolios.

         (c) Registrant hereby undertakes to file a post-effective amendment with respect to the ARCH Equity Index and Bond Index Portfolios, using financial statements that need not be certified, within four to six months from the effective date of the Registration Statement pertaining to such Portfolios.


         (d) Registrant hereby undertakes to file a post-effective amendment with respect to the ARCH Small Cap Equity Index Portfolio, using financial statements that need not be certified, within four to six months from the effective date of the Registration Statement pertaining to such Portfolio.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 40 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Louis and the State of Missouri, on the 16th day of June, 1997.


                                        THE ARCH FUND, INC.
                                        (Registrant)

                                        /s/ Jerry V. Woodham
                                        --------------------
                                            Jerry V. Woodham
                                            President


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 40 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:



    SIGNATURE                                   TITLE                                      DATE
    ---------                                   -----                                      ----
/s/Jerry V. Woodham                         Chairman of the                             June 16, 1997
-----------------------                     Board and President
   Jerry V. Woodham

/s/* James C. Jacobsen                      Director                                    June 16, 1997
-----------------------
     James C. Jacobsen

/s/* Joseph J. Hunt                         Director                                    June 16, 1997
-----------------------
     Joseph J. Hunt



/s/* Robert M. Cox, Jr.                     Director                                    June 16, 1997
-----------------------
     Robert M. Cox, Jr.

/s/* Lyle L. Meyer                          Director                                    June 16, 1997
-----------------------
     Lyle L. Meyer

/s/* Ronald D. Winney                       Director & Treasurer                        June 16, 1997
-----------------------
     Ronald D. Winney




*By: /s/ Jerry V. Woodham
     --------------------
         Jerry V. Woodham
         Attorney-in-fact

                                  EXHIBIT INDEX



Exhibit No.       Description                                           Page No.
-----------       -----------                                           --------
(1)(t)            Form of Articles Supplementary to Registrant's
                  Articles of Incorporation.

(5)(j)            Form of Addendum No. 9 to Amended and Restated
                  Advisory Agreement between Registrant and
                  Mississippi Valley Advisors Inc. with respect to the Small Cap Equity Index Portfolio.

(5)(k)            Form of Addendum No. 10 to Amended and Restated
                  Advisory Agreement between Registrant and
                  Mississippi Valley Advisors Inc. with respect to the Growth Equity Portfolio.

(6)(h)            Form of Addendum No. 7 to Distribution
                  Agreement between Registrant and BISYS Fund
                  Services with respect to the Growth Equity and Small Cap Equity Index Portfolios.

(8)(g)            Form of Custody Fee Agreement between
                  Registrant and Mercantile Bank of St.Louis
                  National Association.

(9)(h)            Form of Addendum No. 7 to Administration
                  Agreement between Registrant and BISYS Fund
                  Services Ohio, Inc. with respect to the Growth
                  Equity and Small Cap Equity Index Portfolios.

(9)(p)            Form of Addendum No. 7 to the Transfer Agency
                  Agreement between Registrant and BISYS Fund
                  Services Ohio, Inc. with respect to the Growth
                  Equity and Small Cap Equity Index Portfolios.

(9)(s)(1)         Distribution and Services Plan (Investor A
                  Shares) under Rule 12b-1 and Form of Agreement.

(9)(s)(2)         Distribution and Services Plan (Investor B
                  Shares) under Rule 12b-1 and Form of Agreement.

(9)(s)(3)         Administrative Services Plan (Trust Shares) and
                  Form of Agreement.

(9)(s)(4)         Administrative Services Plan (Institutional
                  Shares) and Form of Agreement.

(11)(a)           Consent of KPMG Peat Marwick LLP.

(11)(b)           Consent of Drinker Biddle and Reath LLP.

(13)(j) Form of Purchase Agreements between Registrant and BISYS Fund Services Ohio, Inc.

(18)              Amended and Restated Plan Pursuant to Rule
                  18f-3 for operation of a multi-class system.





                               -24-